Filed electronically with the Securities and Exchange Commission on
                                 April 15, 1998

                                                               File No. 33-5724
                                                               File No. 811-4670

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

            Pre-Effective Amendment No.
                                       --------
            Post-Effective Amendment No.  33
                                        --------

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

            Amendment No.   36
                         --------

                            Scudder Global Fund, Inc.
               --------------------------------------------------
               (Exact name of Registrant as Specified in Charter)

                  345 Park Avenue, New York, NY            10154
             ---------------------------------------     ---------
            (Address of Principal Executive Offices)    (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567
                                                           --------------

                               Thomas F. McDonough
                        Scudder Kemper Investments, Inc.
                    Two International Place, Boston, MA 02110
               ----------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

             immediately upon filing pursuant to paragraph (b)
       ---

        X    on April 16, 1998 pursuant to paragraph (b)
       ---

             60 days after filing pursuant to paragraph (a)(1)
       ---

             on __________  pursuant to paragraph (a)(1)
       ---

             75 days after filing pursuant to paragraph (a)(2)
       ---

             on                       pursuant to paragraph (a)(2) of Rule 485
       ---      ---------------------

If appropriate, check the following:

       --- this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                            SCUDDER GLOBAL FUND, INC.
                               SCUDDER GLOBAL FUND
                              CROSS-REFERENCE SHEET

                           Items Required by Form N-1A

PART A

  Item No.    Item Caption           Prospectus Caption
  --------    ------------           ------------------

     1.       Cover Page             COVER PAGE

     2.       Synopsis               EXPENSE INFORMATION

     3.       Condensed Financial    FINANCIAL HIGHLIGHTS
              Information

     4.       General Description    INVESTMENT OBJECTIVE AND POLICIES
              of Registrant          RISKS OF GLOBAL INVESTING
                                     WHY INVEST IN THE FUND?
                                     ADDITIONAL INFORMATION ABOUT POLICIES AND
                                        INVESTMENTS
                                     FUND ORGANIZATION

     5.       Management of the      A MESSAGE FROM SCUDDER'S CHAIRMAN
              Fund                   INTERNATIONAL INVESTMENT EXPERIENCE
                                     FUND ORGANIZATION--Investment adviser and
                                        Transfer agent
                                     SHAREHOLDER BENEFITS--A team approach to
                                        investing

    5A.       Management's           NOT APPLICABLE
              Discussion of Fund
              Performance

     6.       Capital Stock and      SHAREHOLDER BENEFITS--Dividend reinvestment
              Other Securities          plan
                                     DISTRIBUTION AND PERFORMANCE INFORMATION--
                                        Dividends and capital gains
                                        distributions
                                     FUND ORGANIZATION
                                     HOW TO CONTACT SCUDDER

     7.       Purchase of            PURCHASES
              Securities Being       TRANSACTION INFORMATION
              Offered                INVESTMENT PRODUCTS AND SERVICES
                                     SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                     FUND ORGANIZATION--Underwriter

     8.       Redemption or          EXCHANGES AND REDEMPTIONS
              Repurchase             TRANSACTION INFORMATION--Redeeming shares

     9.       Pending Legal          NOT APPLICABLE
              Proceedings


                            Cross Reference - Page 1

                               SCUDDER GLOBAL FUND
                                   (continued)

PART B
                                      Caption in Statement of
  Item No.    Item Caption            Additional Information
  --------    ------------            ----------------------

    10.       Cover Page              COVER PAGE

    11.       Table of Contents       TABLE OF CONTENTS

    12.       General Information     ORGANIZATION OF THE FUNDS
              and History

    13.       Investment Objectives   THE FUNDS' INVESTMENT OBJECTIVES AND
              and Policies               POLICIES

    14.       Management of the Fund  DIRECTORS AND OFFICERS
                                      REMUNERATION

    15.       Control Persons and     DIRECTORS AND OFFICERS
              Principal Holders of
              Securities

    16.       Investment Advisory     INVESTMENT ADVISER
              and Other Services      ADDITIONAL INFORMATION--Experts and Other
                                         Information

    17.       Brokerage Allocation    PORTFOLIO TRANSACTIONS--Brokerage
                                         Commissions and Portfolio Turnover

    18.       Capital Stock and       ORGANIZATION OF THE FUNDS
              Other Securities

    19.       Purchase, Redemption    PURCHASES AND EXCHANGES
              and Pricing of          REDEMPTIONS
              Securities Being        FEATURES AND SERVICES OFFERED BY THE FUNDS
              Offered                    --Dividend and Capital Gain
                                         Distribution Options
                                      SPECIAL PLAN ACCOUNTS
                                      DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                      NET ASSET VALUE

    20.       Tax Status              TAXES

    21.       Underwriters            DISTRIBUTOR

    22.       Calculation of          PERFORMANCE INFORMATION
              Performance Data

    23.       Financial Statements    FINANCIAL STATEMENTS


                            Cross Reference - Page 2

                            SCUDDER GLOBAL FUND, INC.
                         SCUDDER INTERNATIONAL BOND FUND

                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

  Item No.    Item Caption           Prospectus Caption
  --------    ------------           ------------------

     1.       Cover Page             COVER PAGE

     2.       Synopsis               EXPENSE INFORMATION

     3.       Condensed Financial    FINANCIAL HIGHLIGHTS
              Information

     4.       General Description    INVESTMENT OBJECTIVES AND POLICIES
              of Registrant          INTERNATIONAL BOND INVESTING
                                     WHY INVEST IN THE FUND?
                                     SPECIAL RISK CONSIDERATIONS
                                     INVESTMENTS
                                     ADDITIONAL INFORMATION ABOUT POLICIES AND
                                        INVESTMENTS
                                     FUND ORGANIZATION

     5.       Management of the      A MESSAGE FROM SCUDDER'S CHAIRMAN
              Fund                   INTERNATIONAL INVESTMENT EXPERIENCE
                                     FUND ORGANIZATION--Investment adviser and
                                        Transfer agent
                                     SHAREHOLDER BENEFITS--A team approach to
                                        investing

    5A.       Management's           NOT APPLICABLE
              Discussion of Fund
              Performance

     6.       Capital Stock and      SHAREHOLDER BENEFITS--Dividend reinvestment
              Other Securities          plan
                                     DISTRIBUTION AND PERFORMANCE INFORMATION--
                                        Dividends and capital gains
                                        distributions
                                     FUND ORGANIZATION
                                     HOW TO CONTACT SCUDDER

     7.       Purchase of            PURCHASES
              Securities Being       TRANSACTION INFORMATION
              Offered                INVESTMENT PRODUCTS AND SERVICES
                                     SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                     FUND ORGANIZATION--Underwriter

     8.       Redemption or          EXCHANGES AND REDEMPTIONS
              Repurchase             TRANSACTION INFORMATION--Redeeming shares

     9.       Pending Legal          NOT APPLICABLE
              Proceedings


                            Cross Reference - Page 3

                         SCUDDER INTERNATIONAL BOND FUND
                                   (continued)

PART B

                                      Caption in Statement of
  Item No.    Item Caption            Additional Information
  --------    ------------            ----------------------

    10.       Cover Page              COVER PAGE

    11.       Table of Contents       TABLE OF CONTENTS

    12.       General Information     ORGANIZATION OF THE FUNDS
              and History

    13.       Investment Objectives   THE FUNDS' INVESTMENT OBJECTIVES AND
              and Policies               POLICIES

    14.       Management of the Fund  DIRECTORS AND OFFICERS
                                      REMUNERATION

    15.       Control Persons and     DIRECTORS AND OFFICERS
              Principal Holders of
              Securities

    16.       Investment Advisory     INVESTMENT ADVISER
              and Other Services      ADDITIONAL INFORMATION--Experts and Other
                                         Information

    17.       Brokerage Allocation    PORTFOLIO TRANSACTIONS--Brokerage
                                         Commissions and Portfolio Turnover

    18.       Capital Stock and       ORGANIZATION OF THE FUNDS
              Other Securities

    19.       Purchase, Redemption    PURCHASES
              and Pricing of          EXCHANGES AND REDEMPTIONS
              Securities Being        FEATURES AND SERVICES OFFERED BY THE FUNDS
              Offered                    --Dividend and Capital Gain
                                         Distribution Options
                                      SPECIAL PLAN ACCOUNTS
                                      DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                      NET ASSET VALUE

    20.       Tax Status              TAXES

    21.       Underwriters            DISTRIBUTOR

    22.       Calculation of          PERFORMANCE INFORMATION
              Performance Data

    23.       Financial Statements    FINANCIAL STATEMENTS


                            Cross Reference - Page 4

                            SCUDDER GLOBAL FUND, INC.
                            SCUDDER GLOBAL BOND FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

  Item No.    Item Caption           Prospectus Caption
  --------    ------------           ------------------

     1.       Cover Page             COVER PAGE

     2.       Synopsis               EXPENSE INFORMATION

     3.       Condensed Financial    FINANCIAL HIGHLIGHTS
              Information            DISTRIBUTION AND PERFORMANCE INFORMATION

     4.       General Description    INVESTMENT OBJECTIVES AND POLICIES of
              Registrant             WHY INVEST IN THE FUND?
                                     SPECIAL RISK CONSIDERATIONS
                                     INVESTMENTS
                                     ADDITIONAL INFORMATION ABOUT POLICIES AND
                                        INVESTMENTS
                                     FUND ORGANIZATION

     5.       Management of the      FINANCIAL HIGHLIGHTS
              Fund                   A MESSAGE FROM SCUDDER'S CHAIRMAN
                                     INTERNATIONAL INVESTMENT EXPERIENCE
                                     FUND ORGANIZATION--Investment adviser,
                                        Transfer agent
                                     SHAREHOLDER BENEFITS--A team approach to
                                        investing
                                     DIRECTORS AND OFFICERS

    5A.       Management's           NOT APPLICABLE
              Discussion of Fund
              Performance

     6.       Capital Stock and      DISTRIBUTION AND PERFORMANCE
              Other Securities          INFORMATION--Dividends and capital gains
                                        distributions
                                     FUND ORGANIZATION
                                     SHAREHOLDER BENEFITS--SAIL(TM)--Scudder
                                        Automated Information Line, Dividend
                                        reinvestment plan, T.D.D. service for
                                        the hearing impaired
                                     HOW TO CONTACT SCUDDER

     7.       Purchase of            PURCHASES
              Securities Being       FUND ORGANIZATION--Underwriter
              Offered                TRANSACTION INFORMATION--Purchasing shares,
                                        Share price, Processing time, Minimum
                                        balances, Third party transactions
                                     SHAREHOLDER BENEFITS--Dividend reinvestment
                                        plan
                                     SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                     INVESTMENT PRODUCTS AND SERVICES

     8.       Redemption or          EXCHANGES AND REDEMPTIONS
              Repurchase             TRANSACTION INFORMATION--Redeeming shares,
                                        Tax identification number, Minimum
                                        balances

     9.       Pending Legal          NOT APPLICABLE
              Proceedings


                            Cross Reference - Page 5

                            SCUDDER GLOBAL FUND, INC.
                            SCUDDER GLOBAL BOND FUND
                                   (continued)

PART B

                                      Caption in Statement of
  Item No.    Item Caption            Additional Information
  --------    ------------            ----------------------

    10.       Cover Page              COVER PAGE

    11.       Table of Contents       TABLE OF CONTENTS

    12.       General Information     ORGANIZATION OF THE FUNDS
              and History

    13.       Investment Objectives   THE FUNDS' INVESTMENT OBJECTIVES AND
              and Policies               POLICIES
                                      PORTFOLIO TRANSACTIONS--Brokerage
                                         Commissions, Portfolio Turnover

    14.       Management of the Fund  INVESTMENT ADVISER
                                      DIRECTORS AND OFFICERS
                                      REMUNERATION

    15.       Control Persons and     DIRECTORS AND OFFICERS
              Principal Holders of
              Securities

    16.       Investment Advisory     INVESTMENT ADVISER
              and Other Services      DISTRIBUTOR
                                      ADDITIONAL INFORMATION--Experts, Other
                                         Information

    17.       Brokerage Allocation    PORTFOLIO TRANSACTIONS--Brokerage
              and Other Practices        Commissions, Portfolio Turnover

    18.       Capital Stock and       ORGANIZATION OF THE FUNDS
              Other Securities        DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

    19.       Purchase, Redemption    PURCHASES
              and Pricing of          EXCHANGES AND REDEMPTIONS
              Securities Being        FEATURES AND SERVICES OFFERED BY THE FUNDS
              Offered                    --Dividend and Capital Gain
                                         Distribution Options
                                      SPECIAL PLAN ACCOUNTS
                                      NET ASSET VALUE

    20.       Tax Status              DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                      TAXES

    21.       Underwriters            DISTRIBUTOR

    22.       Calculation of          PERFORMANCE INFORMATION
              Performance Data

    23.       Financial Statements    FINANCIAL STATEMENTS


                            Cross Reference - Page 6

                            SCUDDER GLOBAL FUND, INC.
                          SCUDDER GLOBAL DISCOVERY FUND

                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

  Item No.    Item Caption           Prospectus Caption
  --------    ------------           ------------------

     1.       Cover Page             COVER PAGE

     2.       Synopsis               EXPENSE INFORMATION

     3.       Condensed Financial    FINANCIAL HIGHLIGHTS
              Information            DISTRIBUTION AND PERFORMANCE INFORMATION

     4.       General Description    INVESTMENT OBJECTIVES AND POLICIES of
              Registrant             WHY INVEST IN THE FUND?
                                     SPECIAL RISK CONSIDERATIONS
                                     ADDITIONAL INFORMATION ABOUT POLICIES AND
                                        INVESTMENTS
                                     FUND ORGANIZATION

     5.       Management of the      FINANCIAL HIGHLIGHTS
              Fund                   A MESSAGE FROM SCUDDER'S CHAIRMAN
                                     INTERNATIONAL INVESTMENT EXPERIENCE
                                     FUND ORGANIZATION--Investment adviser,
                                        Transfer agent
                                     SHAREHOLDER BENEFITS--A team approach to
                                        investing
                                     DIRECTORS AND OFFICERS

    5A.       Management's           NOT APPLICABLE
              Discussion of Fund
              Performance

     6.       Capital Stock and      DISTRIBUTION AND PERFORMANCE INFORMATION--
              Other Securities          Dividends and capital gains
                                        distributions
                                     FUND ORGANIZATION
                                     SHAREHOLDER BENEFITS--SAIL(TM) - Scudder
                                        Automated Information Line, Dividend
                                        Reinvestment Plan, T.D.D. service for
                                        the hearing impaired
                                     HOW TO CONTACT SCUDDER

     7.       Purchase of            PURCHASES
              Securities Being       FUND ORGANIZATION--Underwriter
              Offered                TRANSACTION INFORMATION--Purchasing shares,
                                        Share price, Processing time, Minimum
                                        balances, Third party transactions
                                     SHAREHOLDER BENEFITS--Dividend reinvestment
                                        plan
                                     SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                     INVESTMENT PRODUCTS AND SERVICES

     8.       Redemption or          EXCHANGES AND REDEMPTIONS
              Repurchase             TRANSACTION INFORMATION--Redeeming shares,
                                        Tax identification number, Minimum
                                        balances

     9.       Pending Legal          NOT APPLICABLE
              Proceedings


                            Cross Reference - Page 7

                            SCUDDER GLOBAL FUND, INC.
                          SCUDDER GLOBAL DISCOVERY FUND
                                   (continued)

PART B

                                      Caption in Statement of
  Item No.    Item Caption            Additional Information
  --------    ------------            ----------------------

    10.       Cover Page              COVER PAGE

    11.       Table of Contents       TABLE OF CONTENTS

    12.       General Information     ORGANIZATION OF THE FUNDS
              and History

    13.       Investment Objectives   THE FUNDS' INVESTMENT OBJECTIVES AND
              and Policies               POLICIES
                                      PORTFOLIO TRANSACTIONS--Brokerage
                                         Commissions, Portfolio Turnover

    14.       Management of the Fund  INVESTMENT ADVISER
                                      DIRECTORS AND OFFICERS
                                      REMUNERATION

    15.       Control Persons and     DIRECTORS AND OFFICERS
              Principal Holders of
              Securities

    16.       Investment Advisory     INVESTMENT ADVISER
              and Other Services      DISTRIBUTOR
                                      ADDITIONAL INFORMATION--Experts, Other
                                         Information

    17.       Brokerage Allocation    PORTFOLIO TRANSACTIONS--Brokerage
              and Other Practices        Commissions, Portfolio Turnover

    18.       Capital Stock and       ORGANIZATION OF THE FUNDS
              Other Securities        DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

    19.       Purchase, Redemption    PURCHASES
              and Pricing of          EXCHANGES AND REDEMPTIONS
              Securities Being        FEATURES AND SERVICES OFFERED BY THE FUNDS
              Offered                    --Dividend and Capital Gain
                                         Distribution Options
                                      SPECIAL PLAN ACCOUNTS
                                      NET ASSET VALUE

    20.       Tax Status              DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                      TAXES

    21.       Underwriters            DISTRIBUTOR

    22.       Calculation of          PERFORMANCE INFORMATION
              Performance Data

    23.       Financial Statements    FINANCIAL STATEMENTS


                            Cross Reference - Page 8

                            SCUDDER GLOBAL FUND, INC.
                      SCUDDER EMERGING MARKETS INCOME FUND

                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

  Item No.    Item Caption           Prospectus Caption
  --------    ------------           ------------------

     1.       Cover Page             COVER PAGE

     2.       Synopsis               EXPENSE INFORMATION

     3.       Condensed Financial    FINANCIAL HIGHLIGHTS
              Information            DISTRIBUTION AND PERFORMANCE INFORMATION

     4.       General Description    INVESTMENT OBJECTIVES AND POLICIES of
              Registrant             WHY INVEST IN THE FUND?
                                     SPECIAL RISK CONSIDERATIONS
                                     ADDITIONAL INFORMATION ABOUT POLICIES AND
                                        INVESTMENTS
                                     FUND ORGANIZATION

     5.       Management of the      FINANCIAL HIGHLIGHTS
              Fund                   A MESSAGE FROM SCUDDER'S CHAIRMAN
                                     INTERNATIONAL INVESTMENT EXPERIENCE
                                     FUND ORGANIZATION--Investment adviser,
                                        Transfer agent
                                     SHAREHOLDER BENEFITS--A team approach to
                                        investing
                                     DIRECTORS AND OFFICERS

    5A.       Management's           NOT APPLICABLE
              Discussion
              of Fund Performance

     6.       Capital Stock and      DISTRIBUTION AND PERFORMANCE
              Other Securities          INFORMATION--Dividends and capital gains
                                        distributions
                                     FUND ORGANIZATION
                                     SHAREHOLDER BENEFITS--Toll-Free Telephone
                                        Service and Information, Dividend
                                        reinvestment plan
                                     HOW TO CONTACT SCUDDER

     7.       Purchase of            PURCHASES
              Securities Being       FUND ORGANIZATION--Underwriter
              Offered                TRANSACTION INFORMATION--Purchasing shares,
                                        Share price, Processing time, Minimum
                                        balances, Third party transactions
                                     INVESTMENT PRODUCTS AND SERVICES
                                     SCUDDER TAX-ADVANTAGED RETIREMENT PLANS

     8.       Redemption or          EXCHANGES AND REDEMPTIONS
              Repurchase             TRANSACTION INFORMATION--Redeeming shares,
                                        Tax identification number, Minimum
                                        balances

     9.       Pending Legal          NOT APPLICABLE
              Proceedings


                            Cross Reference - Page 9

                            SCUDDER GLOBAL FUND, INC.
                      SCUDDER EMERGING MARKETS INCOME FUND
                                   (continued)

PART B

                                      Caption in Statement of
  Item No.    Item Caption            Additional Information
  --------    ------------            ----------------------

    10.       Cover Page              COVER PAGE

    11.       Table of Contents       TABLE OF CONTENTS

    12.       General Information     ORGANIZATION OF THE FUNDS
              and History

    13.       Investment Objectives   THE FUNDS' INVESTMENT OBJECTIVES AND
              and Policies               POLICIES
                                      PORTFOLIO TRANSACTIONS--Brokerage
                                         Commissions, Portfolio Turnover

    14.       Management of the Fund  INVESTMENT ADVISER
                                      DIRECTORS AND OFFICERS
                                      REMUNERATION

    15.       Control Persons and     DIRECTORS AND OFFICERS
              Principal Holders of
              Securities

    16.       Investment Advisory     INVESTMENT ADVISER
              and Other Services      DISTRIBUTOR
                                      ADDITIONAL INFORMATION--Experts, Other
                                         Information

    17.       Brokerage Allocation    PORTFOLIO TRANSACTIONS--Brokerage
                                         Commissions, Portfolio Turnover

    18.       Capital Stock and       ORGANIZATION OF THE FUNDS
              Other Securities        DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

    19.       Purchase, Redemption    PURCHASES
              and Pricing of          EXCHANGES AND REDEMPTIONS
              Securities Being        FEATURES AND SERVICES OFFERED BY THE FUNDS
              Offered                    --Dividend and Capital Gain
                                         Distribution Options
                                      SPECIAL PLAN ACCOUNTS
                                      NET ASSET VALUE

    20.       Tax Status              DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                      TAXES

    21.       Underwriters            DISTRIBUTOR

    22.       Calculation of          PERFORMANCE INFORMATION
              Performance Data

    23.       Financial Statements    FINANCIAL STATEMENTS


                            Cross Reference - Page 10

                    Table of Contents


                Summary                                                  _
                Summary of Expenses                                      _
                Investment Objective, Policies and Risk Factors          _
                Investment Adviser and Underwriter                       _
                Dividends, Distributions and Taxes                       _
                Net Asset Value                                          _
                Purchase of Shares                                       _
                Redemption or Repurchase of Shares                       _
                Special Features                                         _
                Performance                                              _
                Capital Structure                                        _
                ------------------------------------------------------------

This prospectus contains concisely the information about the Class A, B and C shares (the "Kemper Shares" or "Shares") of Global Discovery Fund (the "Fund"), that a prospective investor should know before investing and should be retained for future reference. A Statement of Additional Information, which contains additional information about the Fund, dated April 16, 1998, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. It is available upon request without charge from the Fund at the address or telephone number on this cover or the firm from which this prospectus was received. It is also available along with other related materials on the SEC's Internet Web Site (http://www.sec.gov).


The Fund's shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, nor are they federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. Investment in the Fund's shares involves risk, including the possible loss of principal.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                             [KEMPER FUNDS LOGO]


 KEMPER GLOBAL DISCOVERY FUND

PROSPECTUS DATED APRIL 16, 1998

GLOBAL DISCOVERY FUND

222 South Riverside Plaza, Chicago, Illinois 60606
1-800-621-1048


The investment objective of the Fund is to provide above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world. The Fund invests primarily in small, rapidly growing companies that offer the potential for above-average returns relative to larger companies, yet are frequently overlooked and thus undervalued by the market.


There is no assurance that the Fund's objective will be achieved.

SUMMARY


Investment Objective. The Fund's investment objective is to seek above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world. There is no assurance that the Fund's objective will be achieved. The Fund invests primarily in small, rapidly growing companies that offer the potential for above-average returns relative to larger companies, yet are frequently overlooked and thus undervalued by the market.

Risk Factors. The Fund's risks are determined by the nature of the securities held in the Fund and the portfolio management strategies used by the Fund's investment manager, Scudder Kemper Investments, Inc. (the "Adviser"). The Fund is designed for investors looking for above-average appreciation potential (when compared with the overall domestic stock market as reflected by Standard & Poor's Corporation 500 Composite Price Index) and the benefits of investing globally, but who are willing to accept above-average stock market risk, the impact of currency fluctuation and little or no current income. The following are descriptions of certain risks related to the investments and techniques that the Fund may use from time to time. For a more complete discussion of risks involved in an investment in the Fund, please see "Special Risk Factors."

The market value of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless. Foreign investments by the Fund involve risk and opportunity considerations not typically associated with investing in U.S. companies. Global investing involves economic and political considerations not typically found in U.S. markets. These considerations, which may favorably or unfavorably affect the Fund's performance, include changes in exchange rates and exchange rate controls, (which may include suspension of the ability to transfer currency from a given country), costs incurred in conversions between currencies, nonnegotiable brokerage commissions, different accounting standards, lower trading volume and greater market volatility, the difficulty of enforcing obligations in other countries, less securities regulation, different tax provisions (including withholding on interest and dividends paid to the Fund), war, expropriation, political and social instability, and diplomatic developments Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets. A small portion of the assets of the Fund may be invested in lower rated or unrated high yield bonds, which entail greater risk of loss of principal and interest than higher rated fixed-income securities. The Fund may also engage in options and financial futures transactions ("Strategic Transactions") and may also invest to a limited extent in illiquid and restricted securities. There are special risks associated with options, financial futures and foreign currency transactions and other derivatives and there is no assurance that use of those investment techniques will be successful. See "Investment Objective, Policies and Risk Factors."


Purchases and Redemptions. The Fund provides investors with the option of purchasing shares in the following ways:


Class A Shares    Offered at net asset value plus a maximum sales charge of
                  5.75% of the offering price. Reduced sales charges apply to purchases of $50,000 or more. Class A shares purchased at net asset value under the "Large Order NAV Purchase Privilege" may be subject to a 1% contingent deferred sales charge if redeemed within one year of purchase and a 0.50% contingent deferred sales charge if redeemed within the second year of purchase.

Class B Shares    Offered at net asset value, subject to a Rule 12b-1
                  distribution fee and a contingent deferred sales charge applied to the value of shares redeemed within six years of purchase. The contingent deferred sales charge is computed at the following rates:

                Year of Redemption       Contingent Deferred
                After Purchase              Sales Charge

                First                            4%
                Second                           3%
                Third                            3%
                Fourth                           2%
                Fifth                            2%
                Sixth                            1%

Class B Shares convert to Class A shares six years after issuance.


Class C Shares    Offered at net asset value without an initial sales charge, but subject to a Rule 12b-1 distribution fee and a 1% contingent deferred sales charge on redemptions made within one year of purchase. Class C shares do not convert into any other class.


Each class of shares represents interests in the same portfolio of investments of the Fund. The minimum initial investment for each class is $1,000 and investments thereafter must be for at least $100. Shares are redeemable at net asset value, which may be more or less than original cost, subject to any applicable contingent deferred sales charge. See "Purchase of Shares" and "Redemption or Repurchase of Shares."

Investment Manager and Underwriter. Scudder Kemper Investments, Inc. serves as the Fund's investment adviser. The Fund pays the Adviser an annual fee of 1.10% of the Fund's average daily net assets. Kemper Distributors, Inc. ("KDI"), a subsidiary of the Adviser, is principal underwriter and administrator for the Class A, B and C shares of Kemper Global Discovery Fund. For each of Class B and Class C shares, KDI receives a Rule 12b-1 distribution fee of .75% of average daily net assets of each such class. KDI also receives the amount of any contingent deferred sales charges paid on the redemption of shares. Administrative services are provided to shareholders under an administrative services agreement with KDI. The Fund pays an administrative services fee at an annual rate of up to .25% of average daily net assets of each of Class A, B and C shares of the Fund, which KDI pays to financial services firms. See "Investment Adviser and Underwriter."

Dividends. The Fund normally distributes dividends of net investment income and any net realized short-term and long-term capital gains at least annually. Income and capital gain dividends of the Fund are automatically reinvested in additional shares of the Fund, without a sales charge, unless the investor makes an election otherwise. See "Dividends and Taxes."


SUMMARY OF EXPENSES



            Shareholder Transaction Expenses (1)    Class A    Class B   Class C
            ------------------------------------    -------    -------   -------


        Maximum Sales Charge on Purchases (as a
        percentage of offering price) .............  5.75%(2)    None    None


        Maximum Sales Charge on Reinvested
        Dividends .................................    None      None    None

        Redemption Fees ...........................    None      None    None

        Exchange Fee ..............................    None      None    None

        Maximum Contingent Deferred Sales
        Charge (as a percentage of redemption
        proceeds) .................................   None(3)   4%(4)    1%(5)


----------


(1) Investment dealers and other firms may independently charge additional fees for shareholder transactions or for advisory services; please see their materials for details. The table does not include the $9.00 quarterly small account fee. See "Redemption or Repurchase of Shares."

(2) Reduced sales charges apply to purchases of $50,000 or more. See "Purchase of Shares-- Initial Sales Charge Alternative-- Class A Shares."

(3) The redemption of Class A shares purchased at net asset value under the "Large Order NAV Purchase Privilege" may be subject to a contingent deferred sales charge of 1% during the first year and 0.50% during the second year. See "Purchase of Shares-- Initial Sales Charge Alternative Class A Shares."

(4) The maximum Contingent Deferred Sales Charge on Class B Shares applies to redemptions during the first year. The charge is 4% during the first year, 3% during the second and third years, 2% during the fourth and fifth years and 1% in the sixth year.

(5) The Contingent Deferred Sales Charge of 1% on Class C Shares applies to redemptions during the first year after purchase.



Annual Fund Operating Expenses
(as a percentage of average net assets)

                          Class A          Class B       Class C
                          Shares           Shares        Shares

  Management Fees          1.10%           1.10%          1.10%

  12b-1 Fees (6)(7)        None             .75%           .75%

  Other Expenses            .85%            .98%           .95%

  Total Fund
  Operating Expenses       1.95%           2.83%          2.80%
                           ====            ====           ====


----------



(6) Long-term Class B shareholders of the Fund may, as a result of the Fund's Rule 12b-1 fees, pay more than the economic equivalent of the maximum initial sales charges permitted by the National Association of Securities Dealers, Inc., although KDI believes that this is unlikely because of the automatic conversion feature described under "Purchase of Shares -- Deferred Sales Charge Alternative -- Class B Shares."


(7) As a result of the accrual of Rule 12b-1 fees, long-term Class C shareholders of the Fund may pay more than the economic equivalent of the maximum initial sales charges permitted by the National Association of Securities Dealers, Inc.

Example


The following example assumes reinvestment of all dividends and distributions and that the percentage amounts under "Total Fund Operating Expenses" remain the same each year.

                                                           1 year     3 year     5 year       10 years
                                                           ------     ------     ------       --------

        Class A Shares (8)

        Based on the level of total operating                $77       $119       $163         $285
        expenses listed above, you would pay the
        following expenses on a $1,000 investment,
        assuming a 5% annual return and redemption
        at the end of each time period:

        Class B Shares (9)

        Based on the  level of  total operating              $69       $120       $172         N/A (11)
        expenses listed above, you would pay the
        following expenses on a $1,000 investment,
        assuming a 5% annual return and redemption
        at the end of each time period:

        You would pay the following expenses on              $29        $88       $149         N/A (11)
        the same investment, assuming  no
        redemption:

        Class C Shares (10)

        Based on the level of total operating                $39        $87       $148         $313
        expenses listed above, you would pay the
        following expenses on a $1,000 investment,
        assuming a 5% annual return and redemption
        at the end of each time period:

        You would pay the following expenses on              $28        $87       $148         $313
        the same investment, assuming no redemption


----------


(8) Assumes deduction of the maximum 5.75% initial sales charge at the time of purchase and no deduction of a Contingent Deferred Sales Charge at the time of redemption.

(9) Assumes that the shareholder was the owner on the first day of the first year and the contingent deferred sales charge was applied as follows: 1 year (4%), 3 years (3%), 5 years (2%) and 10 years (0%).

(10) Assumes that the shareholder was the owner on the first day of the first year and the contingent deferred sales charge of 1.00 % was applied.

(11)  Class B Shares convert to Class A Shares six years after issuance.

The purpose of the preceding table is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. See "Investment Adviser and Underwriter" for more information.

The Fund commenced operations on September 10, 1991. The inception date for the Fund's Class A, B and C shares is April 16, 1997. Accordingly, the expense ratios shown above are estimates based on amounts incurred by the Fund during the fiscal year ended October 31, 1997, prior to the creation of multiple classes of the Fund.

Each Example assumes a 5% annual rate of return pursuant to requirements of the SEC and assumes reinvestment of all dividends and distributions. This hypothetical rate of return is not intended to be representative of past or future performance of the Fund. The Examples should not be considered to be a representation of past or future expenses. Actual expenses may be greater or less than those shown.

The Fund also offers one other class of shares which has different fees and expenses (which may affect performance), has different minimum investment requirements and is entitled to different services.

FINANCIAL HIGHLIGHTS. The inception date for the Fund's Kemper Global Discovery Fund Class A, B and C shares is April 16, 1998. Accordingly, no financial information for these shares is presented. Financial highlights for the class of shares in existence prior to April 16, 1998. The Fund's Annual Report is incorporated by reference into the Kemper Shares' Statement of Additional Information.


INVESTMENT OBJECTIVE, POLICIES AND RISK FACTORS


The following information sets forth the Fund's investment objective, policies and risk factors. The Fund's returns and net asset value will fluctuate, and there is no assurance that the Fund will achieve its objective.

The Fund seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world. The Fund is designed for investors looking for above-average appreciation potential (when compared with the overall domestic stock market as reflected by Standard & Poor's 500 Composite Price Index) and the benefits of investing globally, but who are willing to accept above-average stock market risk, the impact of currency fluctuation and little or no current income.

Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may not be changed without a vote of shareholders. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

In pursuit of its objective, the Fund generally invests in small, rapidly growing companies that offer the potential for above-average returns relative to larger companies, yet are frequently overlooked and thus undervalued by the market. The Fund has the flexibility to invest in any region of the world. It can invest in companies based in emerging markets, typically in the Far East, Latin America and lesser developed countries in Europe, as well as in firms operating in developed economies, such as those of the United States, Japan and Western Europe.

The Adviser invests the Fund's assets in companies it believes offer above-average earnings, cash flow or asset growth potential. It also invests in companies which may receive greater market recognition over time. The Adviser believes that these factors offer significant opportunity for long-term capital appreciation.

Under normal circumstances, the Fund invests at least 65% of its total assets in the equity securities of small companies. While the Adviser believes that smaller, lesser-known companies can offer greater growth potential than larger, more established firms, the former also involve greater risk and price volatility. To help reduce risk, the Fund expects, under normal market conditions, to diversify its portfolio widely by company, industry and country. The Fund intends to allocate investments among at least three countries at all times, one of which may be the United States.



The equity securities in which the Fund may invest consist of common stocks, preferred stocks (either convertible or nonconvertible), rights and warrants. These securities may be listed on the U.S. or foreign securities exchanges or traded over-the-counter. For capital appreciation purposes, the Fund may purchase notes, bonds, debentures, government securities and zero coupon bonds (any of which may be convertible or nonconvertible). The Fund may invest in foreign securities and American Depositary Receipts which may be sponsored or unsponsored. The Fund may also invest in closed-end investment companies holding foreign securities, enter into repurchase agreements, purchase securities on a when-issued or forward delivery basis, and engage in strategic transactions, including derivatives. For temporary defensive purposes, the Fund may, during periods in which conditions in securities markets warrant, invest without limit in cash and cash equivalents. It is impossible to accurately predict how long such alternative strategies will be utilized.

From time to time, for temporary defensive purposes, when the Adviser feels such a position is advisable in light of economic or market conditions, the Fund may invest all or a portion of its assets in cash and cash equivalents. It is impossible to accurately predict for how long such alternative strategies will be utilized.


The Fund offers convenient, low-cost access to a diversified, global portfolio of equity securities issued by smaller companies. The Fund's experienced, professional management can help investors take advantage of a rapidly changing world economy.

Unlike small company funds which limit themselves to U.S. investments, the Fund seeks investment opportunities wherever they arise. The Fund enjoys the flexibility to invest in all established markets, as well as in newly opened or newly industrialized economies around the world. Because the Fund operates globally, it may, under certain market conditions, augment the returns available from a comparable investment in the U.S. market alone.

The Fund focuses specifically on small companies believed to have favorable long-term growth prospects. Small companies can be attractive because they are frequently sources of new technologies and services, often compete with larger companies on the basis of lower labor costs and often grow faster than larger firms. Their smaller size often allows them to respond rapidly to changing business conditions. Also, small companies may not be closely followed by securities analysts, so they may reward the investor with the patience and knowledge to carefully seek them out and understand them. This can mean significant long-term opportunity as these companies achieve greater recognition over time.


While the Fund is broadly diversified, it is not a complete investment program. However, adding shares of the Fund to a portfolio can increase diversification, which should moderate overall portfolio risk.

The Fund is designed for investors who can accept the greater risks of global, small company investing for the potentially greater rewards. Investing directly in foreign securities is usually impractical for individual investors. Investors frequently find it difficult to arrange purchases and sales, obtain current information about companies abroad, hold securities in safekeeping, and convert their profits from foreign currencies to U.S. dollars. The Fund makes it easy for investors to take advantage of small company opportunities on a global basis and benefit from the Adviser's experience researching and managing investments both in the U.S. and abroad.

The Fund is designed for long-term investors who can accept international investment risk. Since the Fund normally will invest in both U.S. and foreign securities markets, changes in the Fund's share price may have a low correlation with movements in the U.S. markets, which enhances the Fund's appeal as a diversification tool. The Fund's share price will reflect the movements of the different stock markets in which the investments are denominated. The strength or weakness of the U.S. dollar against foreign currencies is likely to account for part of the Fund's investment performance, although the Adviser believes that, over the long-term, the impact of currency changes on Fund performance will not be as significant as changes in the underlying investments. As with any long-term investment, the value of shares when sold may be higher or lower than when purchased.

Foreign investments by the Fund involve risk and opportunity considerations not typically associated with investing in U.S. companies. Global investing involves economic and political considerations not typically found in U.S. markets. These considerations, which may favorably or unfavorably affect the Fund's performance, include changes in exchange rates and exchange rate controls, (which may include suspension of the ability to transfer currency from a given country), costs incurred in conversions between currencies, nonnegotiable brokerage commissions, different accounting standards, lower trading volume and greater market volatility, the difficulty of enforcing obligations in other countries, less securities regulation, different tax provisions (including withholding on interest and dividends paid to the Fund), war, expropriation, political and social instability, and diplomatic developments.

Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets. These considerations are generally more of a concern in developing countries. For example, the possibility of political upheaval and the dependence on foreign economic assistance may be greater in these countries than in developed countries. The Adviser seeks to mitigate the risks associated with these considerations through diversification and active professional management. The Fund will limit investments in securities of issuers located in Eastern Europe to 5% of its total assets.

There is typically less publicly available information concerning foreign and smaller companies than for domestic and larger, more established companies. Some small companies have limited product lines, distribution channels and financial and managerial resources. Also, because smaller companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Fund to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices. Some of the companies in which the Fund may invest may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel with varying degrees of experience.


The Fund cannot guarantee a gain or eliminate the risk of loss. The net asset value of the Fund's shares will increase or decrease with changes in the market prices of the Fund's investments and there is no assurance that the Fund's objective will be achieved.


INVESTMENT PROCESS. The Adviser evaluates investments for the Fund from both a macroeconomic and microeconomic perspective, using fundamental analysis, including field research. The Adviser analyzes the growth potential and relative value of possible investments. When evaluating an individual company, the Adviser takes into consideration numerous factors, including the depth and quality of management; a company's product line, business strategy and competitive position; research and development efforts; financial strength, including degree of leverage; cost structure; revenue and earnings growth potential; price-earnings ratios and other stock valuation measures. Secondarily, the Adviser weighs the attractiveness of the country and region in which a company is located.




The Fund invests primarily in companies whose individual equity market capitalization would place them in the same size range as companies in approximately the lowest 20% of world market capitalization as represented by the Salomon Brothers Broad Market Index, an index comprised of equity securities of more than 7,500 small-, medium- and large-sized companies based in 22 markets around the globe. Based on this policy, the companies represented in the Fund's portfolio typically will have individual equity market capitalizations of between approximately $50 million and $2 billion, although the Fund will be free to invest in smaller capitalization issues. Furthermore, the median market capitalization of the companies in which the Fund invests will not exceed $750 million.

SPECIAL RISK FACTORS. The Fund's risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that the Fund may use from time to time. The Fund is appropriate for investors who can accept the greater risks of global, small company investing for the potentially greater rewards.

Common stocks. Under normal circumstances, the Fund invests primarily in common stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, the Fund participates in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless. Despite the risk of price volatility, however, common stocks also offer the greatest potential for gain on investment, compared to other classes of financial assets such as bonds or cash equivalents.


Special situation securities. From time to time, the Fund may invest in equity or debt securities issued by companies that are determined by the Adviser to possess "special situation" characteristics. In general, a special situation company is a company whose securities are expected to increase in value solely by reason of a development particularly or uniquely applicable to the company. Developments that may create special situations include, among others, a liquidation, reorganization, recapitalization or merger, material litigation, technological breakthrough and new management or management policies. The principal risk associated with investments in special situation companies is that the anticipated development thought to create the special situation may not occur and the investments therefore may not appreciate in value or may decline in value.


Convertible securities. The Fund may invest in convertible securities (bonds, notes, debentures, preferred stocks and other securities convertible into common stocks) which may offer higher income than the common stocks into which they are convertible. The convertible securities in which the Fund may invest include fixed-income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Prior to their conversion, convertible securities may have characteristics similar to both nonconvertible debt securities and equity securities. While convertible securities generally offer lower yields than nonconvertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities generally entail less credit risk than the issuer's common stock.

Debt securities. The Fund may invest up to 5% of its net assets in debt securities which are rated below investment-grade, that is, rated below Baa by Moody's Investor Services, Inc. ("Moody's"), or below BBB by Standard & Poor's Corporation ("S&P") or unrated securities of equivalent quality. Securities rated below BBB/Baa are commonly referred to as "junk bonds". The lower the ratings of such debt securities, the greater their risks render them like equity securities. Also, longer-maturity bonds tend to fluctuate more in price as interest rates change than do short-term bonds, providing both opportunity and risk.

Illiquid securities. The Fund may invest in securities for which there is not an active trading market, or which have resale restrictions. These types of securities generally offer a higher return than more readily marketable securities, but carry the risk that the Fund may not be able to dispose of them at an advantageous time or price. The absence of a trading market can make it difficult to ascertain a market value for these investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.

Repurchase agreements. As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase at a specified time and price. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, the Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities.


Strategic Transactions and derivatives. The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.


In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").


Strategic Transactions may be used without limit to attempt to protect against spossible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not to create leveraged exposure in the Fund.


Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets.

As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's Statement of Additional Information.

ADDITIONAL INVESTMENT INFORMATION. The Fund has certain investment restrictions which are designed to reduce the Fund's investment risk. Fundamental investment restrictions may not be changed without a vote of shareholders; non-fundamental investment restrictions may be changed by a vote of the Fund's Board of Directors.

As a matter of fundamental policy, the Fund may not borrow money except as permitted under Federal law. Further, as a matter of non-fundamental policy, the Fund may not borrow money in an amount greater than 5% of total assets, except for temporary or emergency purposes, although the Fund may engage up to 5% of its total asset in reverse repurchase agreements or dollar rolls.

As a matter of fundamental policy, the Fund may not make loans except through the lending of portfolio securities, the purchase of debt securities or interests in indebtedness or through repurchase agreements. The Fund has adopted a non-fundamental policy restricting the lending of portfolio securities to no more than 5% of total assets.

The Fund may invest up to 35% of its total assets in equity securities of larger companies located throughout the world and in debt securities if the Adviser determines that the capital appreciation of debt securities is likely to exceed the capital appreciation of equity securities. The Fund may purchase investment-grade bonds, those rated Aaa, Aa or Baa by Moody's, or AAA, AA, A or BBB by S&P or, if unrated, of equivalent quality as determined by the Adviser. The Fund may invest up to 5% of its net assets in debt securities rated below investment-grade. See "Special Risk Factors."


A complete description of these and other policies and restrictions is contained in "Investment Restrictions" in the Fund's Statement of Additional Information.


INVESTMENT  ADVISER AND UNDERWRITER

INVESTMENT ADVISER. The Fund retains the investment management firm of Scudder Kemper Investments, Inc. (the "Adviser"), a Delaware corporation, to manage the Fund's daily investment and business affairs subject to the policies established by the Corporation's Board of Directors. The Directors have overall responsibility for management of the Fund under Maryland law.

Scudder Kemper Investments, Inc., an investment counsel firm, acts as investment manager to the Fund. This organization, which resulted from the combination of the businesses of Scudder, Stevens & Clark, Inc. ("Scudder") and Zurich Kemper Investments, Inc., ("Kemper"), is one of the largest and most experienced investment counsel firms in the United States. Scudder was established as a partnership in 1919 and reorganized into a corporation in 1985. Since launching its first fund in 1948, Kemper had grown into one of the industry's leading mutual fund companies. On December 31, 1997, Kemper's parent company, Zurich Insurance Company ("Zurich"), acquired a majority interest in Scudder and combined the businesses of the two organizations to create a single global money-management firm, Scudder Kemper Investments, Inc., which has more than $200 billion under management.

The Adviser is located at 345 Park Avenue, New York, New York.

Under the Investment Management Agreement with the Adviser, dated December 31, 1997 the Fund is responsible for all of its expenses, including fees and expenses incurred in connection with membership in investment company organizations; fees and expenses of the Fund's accounting agent; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the transfer agent; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Directors, officers and employees of the Corporation who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians.

For the fiscal year ended October 31, 1997, the Adviser received an investment management fee of 1.10% of average daily net assets on an annual basis. The Fund pays the Adviser an annual fee of 1.10% of the Fund's average daily net assets. The fee is payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.


The fee is higher than that charged to most other funds. However, management of the Fund involves analyzing companies, markets and economies throughout the world and the management fee is not necessarily higher than the fees charged to funds with similar investment objectives and policies.


Founded in 1872, Zurich is a multinational, public corporation organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world. Zurich owns approximately 70% of the Adviser, with the balance owned by the Adviser's officers and employees.

The Fund is managed by a team of investment professionals who each plays an important role in the Fund's investment process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by the Adviser's large staff of economists, research analysts, traders and other investment specialists who work in the Adviser's offices across the United States and abroad. The Adviser believes its team approach benefits Fund investors by bringing together many disciplines and leveraging its extensive resources.

Lead Portfolio Manager Gerald J. Moran has set the Fund's investment strategy and overseen its daily operation since the Fund was introduced in 1991. Mr. Moran joined Scudder's equity research and management area in 1968 as an analyst, has focused on small company stocks since 1982 and has been a portfolio manager since 1985. Sewall Hodges, Portfolio Manager, joined the Adviser in
1995 and the team in 1996. Mr. Hodges, who has eleven years of experience in global analysis and portfolio management, focuses on the Fund's stock selection and research.

Like other mutual funds and financial and business organizations worldwide, the Fund could be adversely affected if computer systems on which the Fund relies, which primarily include those used by the Adviser, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. This risk is commonly called the Year 2000 Issue. Failure to successfully address the Year 2000 Issue could result in interruptions to and other material adverse effects on the Fund's business and operations. The Adviser has commenced a review of the Year 2000 Issue as it may affect the Fund and is taking steps it believes are reasonably designed to address the Year 2000 Issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 Issue will not have an adverse effect on the companies whose securities are held by the Fund or on global markets or economies generally.

PRINCIPAL UNDERWRITER. Pursuant to an underwriting and distribution services agreement ("distribution agreement") with the Fund, Kemper Distributors, Inc. ("KDI"), 222 South Riverside Plaza, Chicago, Illinois, 60606, a subsidiary of the Adviser, is the principal underwriter and distributor of the Fund's shares and acts as agent of the Fund in the sale of its shares. KDI bears all of its expenses of providing services pursuant to the distribution agreement, including the payment of any commissions. KDI provides for the preparation of advertising or sales literature and bears the cost of printing and mailing prospectuses to persons other than shareholders. KDI may enter into related selling group agreements with various broker-dealers, including affiliates of KDI, that provide distribution services to investors. KDI also may provide some of the distribution services.




CLASS A SHARES. KDI receives no compensation from the Fund as principal underwriter for Class A shares and pays all expenses of distribution of the Fund's Class A shares under the distribution agreements not otherwise paid by dealers or other financial services firms. As indicated under "Purchase of Shares," KDI retains the sales charge upon the purchase of Class A shares and pays out a portion of this sales charge or allows concessions or discounts to firms for the sale of the Fund's Class A shares.

CLASS B SHARES. For its services under the distribution agreement, KDI receives a fee from the Fund, payable monthly, at the annual rate of 0.75% of average daily net assets of the Fund attributable to its Class B shares. This fee is accrued daily as an expense of Class B shares. KDI also receives any contingent deferred sales charges received on redemptions of Class B shares. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class B Shares." KDI currently compensates firms for sales of Class B shares at a commission rate of 3.75%.

CLASS C SHARES. For its services under the distribution agreement, KDI receives a fee from the Fund, payable monthly, at the annual rate of 0.75% of average daily net assets of the Fund attributable to its Class C shares. This fee is accrued daily as an expense of Class C shares. KDI currently advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of Class C shares. For periods after the first year, KDI currently pays firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm and the fee continues until terminated by KDI or the Fund. KDI also receives any contingent deferred sales charges. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charges--Class C Shares."

RULE 12B-1 PLANS. Since the distribution agreement provides for fees payable as an expense of each of the Class B shares and the Class C shares that are used by KDI to pay for distribution services for those classes, the agreement is approved and reviewed separately for the Class B shares and the Class C shares in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"), which regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing its shares.

If a Rule 12b-1 Plan (the "Plan") for a class is terminated in accordance with its terms, the obligation of the Fund to make payments to KDI pursuant to such Plan will cease and the Fund will not be required to make any payments past the termination date. Thus, there is no legal obligation for the Fund to pay any expenses incurred by KDI in excess of its fees under a Plan, if for any reason the Plan is terminated in accordance with its terms. Future fees under a Plan may or may not be sufficient to reimburse KDI for its expenses incurred. (See "Principal Underwriter" for more information.)

ADMINISTRATIVE SERVICES. KDI also provides information and administrative services for shareholders of the Fund pursuant to an administrative services agreement ("administrative agreement"). KDI may enter into related arrangements with broker-dealer firms and other service or administrative firms ("firms"), that provide services and facilities for their customers or clients who are investors in the Fund. Such administrative services and assistance may include, but are not limited to, establishing and maintaining shareholder accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Fund and its special features, and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. KDI bears all of its expenses of providing services pursuant to the administrative agreement, including the payment of any service fees. For services under the administrative agreement, the Fund pays KDI a fee, payable monthly, at the annual rate of up to 0.25% of average daily net assets of each of Class A, B and C shares of such Fund. KDI then pays each firm a service fee, normally payable quarterly, at an annual rate of up to 0.25% of net assets of each of Class A, B and C shares maintained and serviced by the firm. Firms to which service fees may be paid include affiliates of KDI.

CLASS A SHARES. For Class A shares, a firm becomes eligible for the service fee based upon assets in the Fund accounts maintained and serviced by the firm commencing in the month following the month of purchase and the fee continues until terminated by KDI or the Fund. The fees are calculated monthly and paid quarterly.

CLASS B AND CLASS C SHARES. KDI currently advances to firms the first-year service fee at a rate of up to 0.25% of the purchase price of each of Class B and Class C shares of the Fund. For periods after the first year, KDI currently intends to pay firms a service fee at a rate of up to 0.25% (calculated monthly and normally paid quarterly) of the net assets attributable to each of Class B and Class C shares maintained and serviced by the firm during such period. After the first year, a firm becomes eligible for the quarterly service fee and the fee continues until terminated by KDI or the Fund.

KDI also may provide some of the above services and may retain any portion of the fee under the administrative agreements not paid to firms to compensate itself for administrative functions performed for the Fund. Currently, the administrative services fee payable to KDI is based only upon Fund assets in accounts for which a firm provides administrative services and it is intended that KDI will pay all of the administrative services fee that it receives from the Fund to firms in the form of service fees. The effective administrative services fee rate to be charged against all assets of the Fund while this procedure is in effect will depend upon the proportion of Fund assets that is in accounts for which a firm provides administrative services as well as, with respect to Class A shares, the date when shares representing such assets were purchased. In addition, KDI may, from time to time, from its own resources pay certain firms additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of the Fund.

CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICE AGENT. Brown Brothers Harriman & Co., as custodian, has custody of all securities and cash of the Fund. Kemper Service Company ("Shareholder Service Agent"), an affiliate of the Adviser, serves as transfer agent and dividend-paying agent for the Kemper Shares of the Fund. For a description of the transfer agency fees payable to Kemper Service Company, see "Investment Manager and Underwriter" in the Statement of Additional Information.

FUND ACCOUNTING AGENT. Scudder Fund Accounting Corporation, Two International Place, Boston, Massachusetts, 02110-4103, a subsidiary of the Adviser, computes net asset value for the Fund. The Fund pays Scudder Fund Accounting Corporation an annual fee.

PORTFOLIO TRANSACTIONS. The Adviser places all orders for purchases and sales of the Fund's securities. Subject to seeking the best execution of orders, the Adviser may consider sales of shares of the Fund and other funds managed by the Adviser or its affiliates as a factor in selecting broker-dealers. See "Portfolio Transactions" in the Statement of Additional Information.

DIVIDENDS, DISTRIBUTIONS AND TAXES


DIVIDENDS AND OTHER DISTRIBUTIONS. The Fund normally distributes dividends of net investment income, and any net realized short-term and long-term capital gains at least annually. The Fund intends to distribute any dividends from net investment income and any net realized capital gains after utilization of capital loss carryforwards, if any, in December to prevent application of federal excise tax. Additional distributions may be made at a later date, if necessary.

Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the same class of shares of the Fund. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested in the shareholder's account.

Dividends paid by the Fund with respect to each class of its shares will be calculated in the same manner, at the same time and on the same day. The level of income dividends per share (as a percentage of net asset value) will be lower for Class B and Class C shares than for Class A shares primarily as a result of the distribution services fee applicable to Class B and Class C shares. Distributions of capital gains, if any, will be paid in the same amount for each class.

Income and capital gain dividends, if any, of the Fund will be credited to shareholder accounts in full and fractional shares of the same class of the Fund at net asset value on the reinvestment date, except that, upon written request to the Shareholder Service Agent, a shareholder may select one of the following options:

(1) To receive income and short-term capital gain dividends in cash and long-term capital gain dividends in shares of the same class at net asset value; or


(2)   To receive income and capital gain dividends in cash.


Any dividends of the Fund that are reinvested normally will be reinvested in shares of the same class of that same Fund. However, upon written request to the Shareholder Service Agent, a shareholder may elect to have dividends of the Fund invested in shares of the same class of another Kemper Fund at the net asset value of such class of such other fund. See "Special Features--Class A Shares--Combined Purchases" for a list of such other Kemper Funds. To use this privilege of investing dividends of the Fund in shares of another Kemper Fund, shareholders must maintain a minimum account value of $1,000 in the Fund distributing the dividends. The Fund will reinvest dividend checks (and future dividends) in shares of that same Fund and class if checks are returned as undeliverable. Dividends and other distributions of the Fund in the aggregate amount of $10 or less are automatically reinvested in shares of the Fund unless the shareholder requests that such policy not be applied to the shareholder's account.




TAXES. The Fund intends to qualify as a regulated investment company under Subchapter M of the Code and, if so qualified, generally will not be liable for federal income taxes to the extent its earnings are distributed. To so qualify, the Fund must satisfy certain income, asset diversification and distribution requirements annually. Dividends derived from net investment income and net short-term capital gains are taxable to shareholders as ordinary income and properly designated net long-term capital gain dividends are taxable to individual shareholders as long-term gains regardless of how long the shares have been held and whether received in cash or shares. Long-term capital gain dividends received by individual shareholders are taxed at a maximum rate of 20% on gains realized by a Fund from securities held more than 18 months and at a maximum rate of 28% on gains realized by a Fund from securities held more than 12 months but not more than 18 months. Dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following

January are treated as paid on December 31 of the calendar year declared. A portion of the dividends paid by the Fund may qualify for the dividends received deduction available to corporate shareholders.

A dividend received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend and, although in effect a return of capital, will be taxable to the shareholder. Thus, investors should consider the tax implications of buying shares just prior to a dividend. The price of shares purchased at that time includes the amount of the forthcoming dividend, which nevertheless will be taxable to them.

A sale or exchange of shares is a taxable event that may result in gain or loss that will be a capital gain or loss if held by the shareholder as a capital asset, and may qualify for reduced tax rates applicable to certain capital gains, depending upon the shareholder's holding period for the shares. Further information relating to tax consequences is contained in the Statement of Additional Information. Shareholders of the Fund may be subject to state, local and foreign taxes on Fund distributions and dispositions of Fund shares. Shareholders should consult their own tax advisors regarding the particular tax consequences of an investment in the Fund.

The Fund is required by law to withhold 31% of taxable dividends and redemption proceeds paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number) and in certain other circumstances. Any amounts so withheld are not an additional tax, and may be applied against the affected shareholder's U.S. federal income tax liability. Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from Individual Retirement Accounts ("IRAs") or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account, or IRA. Shareholders should consult with their tax advisors regarding the 20% withholding requirement.

The Fund's investment income derived from foreign securities may be subject to foreign income taxes withheld at the source. Because the amount of the Fund's investments in various countries will change from time to time, it is not possible to determine the effective rate of such taxes in advance.

After each transaction, shareholders will receive a confirmation statement giving complete details of the transaction except that statements will be sent quarterly for transactions involving reinvestment of dividends and periodic investment and redemption programs. Information for income tax purposes will be provided after the end of the calendar year. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.


When more than one shareholder resides at the same address, certain reports and communications to be delivered to such shareholders may be combined in the same mailing package, and certain duplicate reports and communications may be eliminated. Similarly, account statements to be sent to such shareholders may be combined in the same mailing package or consolidated into a single statement. However, a shareholder may request that the foregoing policies not be applied to the shareholder's account.

NET ASSET VALUE


The net asset value per share of the Fund is the value of one share and is determined separately for each class by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding. The per share net asset value of the Class B and Class C shares of the Fund will generally be lower than that of the Class A shares of the Fund because of the higher expenses borne by the Class B and Class C shares. The net asset value of shares of the Fund is computed as of the close of regular trading on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Portfolio securities for which market quotations are readily available are generally valued at market value. All other securities may be valued at fair value as determined in good faith by or under the direction of the Board of Trustees.


PURCHASE OF SHARES


ALTERNATIVE PURCHASE ARRANGEMENTS. Class A shares of the Fund are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares, are subject to a contingent deferred sales charge payable upon certain redemptions within the first year following purchase, and do not convert into another class. When placing purchase orders, investors must specify whether the order is for Class A, Class B or Class C shares.

The primary distinctions among the classes of the Fund's shares lie in their initial and contingent deferred sales charge structures and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution fees. These differences are summarized in the table below. See, also, "Summary of Expenses." Each class has distinct advantages and disadvantages for different investors, and investors may choose the class that best suits their circumstances and objectives.



                                                         Annual 12b-1 Fees (as
                                                        a % of average daily
                             Sales Charge                     net assets)           Other Information

     Class A     Maximum initial sales charge of                None              Initial sales charge
                 5.75% of the public offering price                               waived or reduced for
                                                                                  certain purchases (1)

     Class B     Maximum contingent deferred sales              0.75%             Shares convert to
                 charge of 4% of redemption                                       Class A shares six
                 proceeds; declines to zero after                                 years after issuance
                 six years

     Class C     Contingent deferred sales charge of            0.75%             No conversion feature
                 1% of redemption proceeds for
                 redemptions made during first year
                 after purchase


----------

(1) Class A shares purchased at net asset value under the "Large Order NAV Purchase Privilege" may be subject to a 1% contingent deferred sales charge if redeemed within one year of purchase and a 0.50% contingent deferred sales charge if redeemed within the second year of purchase.





The minimum initial investment for each of Class A, B and C of the Fund is $1,000 and the minimum subsequent investment is $100. The minimum initial investment for an Individual Retirement Account is $250 and the minimum subsequent investment is $50. Under an automatic investment plan, such as Bank Direct Deposit, Payroll Direct Deposit or Government Direct Deposit, the minimum initial and subsequent investment is $50. These minimum amounts may be changed at any time in management's discretion.


Share certificates will not be issued unless requested in writing and may not be available for certain types of account registrations. It is recommended that investors not request share certificates unless needed for a specific purpose. You cannot redeem shares by telephone or wire transfer or use the telephone exchange privilege if share certificates have been issued. A lost or destroyed certificate is difficult to replace and can be expensive to the shareholder (a bond worth 2% or more of the certificate value is normally required).


INITIAL SALES CHARGE ALTERNATIVE--Class A Shares. The public offering price of Class A shares for purchasers choosing the initial sales charge alternative is the net asset value plus a sales charge, as set forth below.

                                                               Sales Charge
                                                                                       Allowed to Dealers
                                             As a Percentage     As a Percentage of    as a Percentage of
            Amount of Purchase               of Offering Price   Net Asset Value*      Offering Price

      Less than $50,000....................         5.75%             6.10%                 5.20%
      $50,000 but less than $100,000.......         4.50              4.71                  4.00
      $100,000 but less than $250,000......         3.50              3.63                  3.00
      $250,000 but less than $500,000......         2.60              2.67                  2.25
      $500,000 but less than $1 million....         2.00              2.04                  1.75
      $1 million and over..................          .00**             .00**                 ***

----------
*     Rounded to the nearest one-hundredth percent.
** Redemption of shares may be subject to a contingent deferred sales charge as discussed below.
***   Commission is payable by KDI as discussed below.




The Fund receives the entire net asset value of all its shares sold. KDI, the Fund's principal underwriter, retains the sales charge on sales of Class A shares from which it allows discounts from the applicable public offering price to investment dealers, which discounts are uniform for all dealers in the United States and its territories. The normal discount allowed to dealers is set forth in the above table. Upon notice to all dealers with whom it has sales agreements, KDI may re-allow to dealers up to the full applicable sales charge, as shown in the above table, during periods and for transactions specified in such notice and such re-allowances may be based upon attainment of minimum sales levels. During periods when 90% or more of the sales charge is re-allowed, such dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Class A shares of the Fund may be purchased at net asset value to the extent that the amount invested represents the net proceeds from a redemption of shares of a mutual fund for which the investment manager does not serve as investment manager and KDI does not serve as Distributor ("non-Kemper Fund") provided that:
(a) the investor has previously paid either an initial sales charge in connection with the purchase of the non-Kemper Fund shares redeemed or a contingent deferred sales charge in connection with the redemption of the non-Kemper Fund shares, and (b) the purchase of Fund shares is made within 90 days after the date of such redemption. To make such a purchase at net asset value, the investor or the investor's dealer must, at the time of purchase, submit a request that the purchase be processed at net asset value pursuant to this privilege. KDI may in its discretion compensate firms for sales of Class A shares under this privilege at a commission rate of 0.50% of the amount of Class A shares purchased. The redemption of the shares of the non-Kemper Fund is, for Federal income tax purposes, a sale upon which a gain or loss may be realized.

Class A shares of the Fund may be purchased at net asset value by: (a) any purchaser, provided that the amount invested in such Fund or other Kemper Fund listed under "Special Features--Class A Shares--Combined Purchases" totals at least $1,000,000 including purchases of Class A shares pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features described under "Special Features"; or (b) a participant-directed qualified retirement plan described in Code Section 401(a), a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district, provided in each case that such plan has not less than 200 eligible employees (the "Large Order NAV Purchase Privilege"). Redemption within two years of the purchase of shares purchased under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Large Order NAV Purchase Privilege."


KDI may at its discretion compensate investment dealers or other financial services firms in connection with the sale of Class A shares of the Fund at net asset value in accordance with the Large Order NAV Purchase Privilege up to the following amounts: 1.00% of the net asset value of shares sold on amounts up to $5 million, 0.50% on the next $45 million and 0.25% on amounts over $50 million. The commission schedule will be reset on a calendar year basis for sales of shares pursuant to the Large Order NAV Purchase Privilege to employer-sponsored employee benefit plans using the subaccount recordkeeping system made available through Kemper Service Company. For purposes of determining the appropriate commission percentage to be applied to a particular sale, KDI will consider the cumulative amount invested by the purchaser in the Fund and other Kemper Fund listed under "Special Features--Class A Shares--Combined Purchases," including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features referred to above. The privilege of purchasing Class A shares of the Fund at net asset value under the Large Order NAV Purchase Privilege is not available if another net asset value purchase privilege also applies.

Class A shares of the Fund or of any other Kemper Fund listed under "Special Features--Class A Shares--Combined Purchases" may be purchased at net asset value in any amount by members of the plaintiff class in the proceeding known as Howard and Audrey Tabankin, et al. v. Kemper Short-Term Global Income Fund, et al., Case No. 93 C 5231 (N.D. IL). This privilege is generally non-transferable and continues for the lifetime of individual class members and for a ten year period for non-individual class members. To make a purchase at net asset value under this privilege, the investor must, at the time of purchase, submit a written request that the purchase be processed at net asset value pursuant to this privilege specifically identifying the purchaser as a member of the "Tabankin Class." Shares purchased under this privilege will be maintained in a separate account that includes only shares purchased under this privilege. For more details concerning this privilege, class members should refer to the Notice of (1) Proposed Settlement with Defendants; and (2) Hearing to Determine Fairness of Proposed Settlement, dated August 31, 1995, issued in connection with the aforementioned court proceeding. For sales of Fund shares at net asset value pursuant to this privilege, KDI may in its discretion pay investment dealers and other financial services firms a concession, payable quarterly, at an annual rate of up to 0.25% of net assets attributable to such shares maintained and serviced by the firm. A firm becomes eligible for the concession based upon assets in accounts attributable to shares purchased under this privilege in the month after the month of purchase and the concession continues until terminated by KDI. The privilege of purchasing Class A shares of the Fund at net asset value under this privilege is not available if another net asset value purchase privilege also applies.

Class A shares of a Fund may be purchased at net asset value by persons who purchase such shares through bank trust departments that process such trades through an automated, integrated mutual fund clearing program provided by a third party clearing firm.

Class A shares of the Fund may be purchased at net asset value in any amount by certain professionals who assist in the promotion of Kemper Funds pursuant to personal services contracts with KDI, for themselves or members of their families. KDI in its discretion may compensate financial services firms for sales of Class A shares under this privilege at a commission rate of 0.50% of the amount of Class A shares purchased.

Class A shares of a Fund may be purchased at net asset value by persons who purchase shares of the Fund through KDI as part of an automated billing and wage deduction program administered by RewardsPlus of America for the benefit of employees of participating employer groups.

Class A shares may be sold at net asset value in any amount to: (a) officers, trustees, employees (including retirees) and sales representatives of the Fund, its investment manager, its principal underwriter or certain affiliated companies, for themselves or members of their families; (b) registered representatives and employees of broker-dealers having selling group agreements with KDI and officers, directors and employees of service agents of the Fund, for themselves or their spouses or dependent children; (c) any trust, pension, profit-sharing or other benefit plan for only such persons; (d) persons who purchase such shares through bank trust departments that process such trades through an automated, integrated mutual fund clearing program provided by a third party clearing firm; and (e) persons who purchase shares of the Fund through KDI as part of an automated billing and wage deduction program administered by RewardsPlus of America for the benefit of employees of participating employer groups. Class A shares may be sold at net asset value in any amount to selected employees (including their spouses and dependent children) of banks and other financial services firms that provide administrative services related to order placement and payment to facilitate transactions in shares of the Fund for their clients pursuant to an agreement with KDI or one of its affiliates. Only those employees of such banks and other firms who as part of their usual duties provide services related to transactions in Fund shares may purchase Fund Class A shares at net asset value hereunder. Class A shares may be sold at net asset value in any amount to unit investment trusts sponsored by Ranson & Associates, Inc. In addition, unitholders of unit investment trusts sponsored by Ranson & Associates, Inc. or its predecessors may purchase the Fund's Class A shares at net asset value through reinvestment programs described in the prospectuses of such trusts that have such programs. Class A shares of the Fund may be sold at net asset value through certain investment advisers registered under the 1940 Act and other financial services firms that adhere to certain standards established by KDI, including a requirement that such shares be sold for the benefit of their clients participating in an investment advisory program under which such clients pay a fee to the investment adviser or other firm for portfolio management and other services. Such shares are sold for investment purposes and on the condition that they will not be resold except through redemption or repurchase by the Fund. The Fund may also issue Class A shares at net asset value in connection with the acquisition of the assets of or merger or consolidation with another investment company, or to shareholders in connection with the investment or reinvestment of income and capital gain dividends.


The sales charge scale is applicable to purchases made at one time by any "purchaser" which includes: an individual; or an individual, his or her spouse and children under the age of 21; or a trustee or other fiduciary of a single trust estate or single fiduciary account; or an organization exempt from federal income tax under Section 501(c)(3) or (13) of the Code; or a pension, profit-sharing or other employee benefit plan whether or not qualified under
Section 401 of the Code; or other organized group of persons whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount. In order to qualify for a lower sales charge, all orders from an organized group will have to be placed through a single investment dealer or other firm and identified as originating from a qualifying purchaser.


DEFERRED SALES CHARGE ALTERNATIVE--Class B Shares. Investors choosing the deferred sales charge alternative may purchase Class B shares at net asset value per share without any sales charge at the time of purchase. Since Class B shares are being sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class B shares for his or her account. A contingent deferred sales charge may be imposed upon redemption of Class B shares. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class B Shares."

KDI compensates firms for sales of Class B shares at the time of sale at a commission rate of up to 3.75% of the amount of Class B shares purchased. KDI is compensated by the Fund for services as distributor and principal underwriter for Class B shares. See "Investment Manager and Underwriter."

Class B shares of the Fund will automatically convert to Class A shares of the Fund six years after issuance on the basis of the relative net asset value per share of the Class B shares. The purpose of the conversion feature is to relieve holders of Class B shares from the distribution services fee when they have been outstanding long enough for KDI to have been compensated for distribution related expenses. For purposes of conversion to Class A shares, shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's Fund account will be converted to Class A shares on a pro rata basis.

PURCHASE OF CLASS C SHARES. The public offering price of the Class C shares of the Fund is the next determined net asset value. No initial sales charge is imposed. Since Class C shares are sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class C shares for his or her account. A contingent deferred sales charge may be imposed upon the redemption of Class C shares if they are redeemed within one year of purchase. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class C Shares." KDI currently advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of such shares. For periods after the first year, KDI currently intends to pay firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm. KDI is compensated by the Fund for services as distributor and principal underwriter for Class C shares. See "Investment Manager and Underwriter."

WHICH ARRANGEMENT IS BEST FOR YOU? The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge and who plan to hold their investment for more than six years might consider Class B shares. Investors who prefer not to pay an initial sales charge but who plan to redeem their shares within six years might consider Class C shares. Orders for Class B shares or Class C shares for $500,000 or more will be declined. Orders for Class B shares or Class C shares by employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent will be invested instead in Class A shares at net asset value where the combined subaccount value in the Fund or other Kemper Funds listed under "Special Features--Class A Shares--Combined Purchases" is in excess of $5 million including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features described under "Special Features." For more information about the three sales arrangements, consult your financial representative or the Shareholder Service Agent. Financial services firms may receive different compensation depending upon which class of shares they sell.

GENERAL. Banks and other financial services firms may provide administrative services related to order placement and payment to facilitate transactions in shares of the Fund for their clients, and KDI may pay them a transaction fee up to the level of the discount or commission allowable or payable to dealers, as described above. Banks are currently prohibited under the Glass-Steagall Act from providing certain underwriting or distribution services. Banks or other financial services firms may be subject to various state laws regarding the services described above and may be required to register as dealers pursuant to state law. If banking firms were prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate. KDI does not believe that termination of a relationship with a bank would result in any material adverse consequences to the Fund.

KDI may, from time to time, pay or allow to firms a 1% commission on the amount of shares of the Fund sold under the following conditions: (i) the purchased shares are held in a Kemper IRA account, (ii) the shares are purchased as a direct "roll over" of a distribution from a qualified retirement plan account maintained on a participant subaccount record keeping system provided by Kemper Service Company, (iii) the registered representative placing the trade is a member of ProStar, a group of persons designated by KDI in acknowledgment of their dedication to the employee benefit plan area; and (iv) the purchase is not otherwise subject to a commission.

In addition to the discounts or commissions described above, KDI will, from time to time, pay or allow additional discounts, commissions or promotional incentives, in the form of cash or other compensation, to firms that sell shares of the Fund. Non cash compensation includes luxury merchandise and trips to luxury resorts. In some instances, such discounts, commissions or other incentives will be offered only to certain firms that sell during specified time periods certain minimum amounts of shares of the Fund, or other Fund underwritten by KDI.

Orders for the purchase of shares of the Fund will be confirmed at a price based on the net asset value of the Fund next determined after receipt in good order by KDI of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value (see "Net Asset Value") and received in good order by KDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day ("trade date"). The Fund reserves the right to determine the net asset value more frequently than once a day if deemed desirable. Dealers and other financial services firms are obligated to transmit orders promptly. Collection may take significantly longer for a check drawn on a foreign bank than for a check drawn on a domestic bank. Therefore, if an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased. See "Purchase and Redemption of Shares" in the Statement of Additional Information.

Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Fund's shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the clients' return. Firms also may hold the Fund's shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Fund's transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Fund through the Shareholder Service Agent for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of KDI, may receive compensation from the Fund through the Shareholder Service Agent for these services. This prospectus should be read in connection with such firms' material regarding their fees and services.

The Fund reserves the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders for any reason. Also, from time to time, the Fund may temporarily suspend the offering of any class of its shares to new investors. During the period of such suspension, persons who are already shareholders of such class of such Fund normally are permitted to continue to purchase additional shares of such class and to have dividends reinvested.

SPECIAL PROMOTION. From April 16, 1998 until June 30, 1998 ("Special Offering Period"), KDI, the principal underwriter for the Fund, intends to re-allow to dealers the full applicable sales charge with respect to Class A shares of the Fund purchased during the Special Offering Period (not including shares purchased at net asset value). KDI also intends to pay to firms an additional commission of .50% with respect to Class B shares of the Fund purchased during the Special Offering Period, not including exchanges or other transactions for which commissions are not paid.


TAX IDENTIFICATION NUMBER. Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the applicable Fund with a tax identification number during the 30-day notice period.

Shareholders should direct their inquiries to Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105-2005 or to the firm from which they received this prospectus.


REDEMPTION OR REPURCHASE OF SHARES


GENERAL. Any shareholder may require the Fund to redeem his or her shares. When shares are held for the account of a shareholder by the Fund's transfer agent, the shareholder may redeem such shares by sending a written request with signatures guaranteed to Kemper Funds, Attention: Redemption Department, P.O. Box 419557, Kansas City, Missouri 64141-6557. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

The redemption price for shares of a class of the Fund will be the net asset value per share of that class of the Fund next determined following receipt by the Shareholder Service Agent of a properly executed request with any required documents as described above. Payment for shares redeemed will be made in cash as promptly as practicable but in no event later than seven days after receipt of a properly executed request accompanied by any outstanding share certificates in proper form for transfer. When the Fund is asked to redeem shares for which it may not have yet received good payment (i.e., purchases by check, EXPRESS-Transfer or Bank Direct Deposit), it may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by the Fund of the purchase amount. The redemption within two years of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge (see "Purchase of Shares--Initial Sales Charge Alternative--Class A Shares"), the redemption of Class B shares within six years may be subject to a contingent deferred sales charge (see "Contingent Deferred Sales Charge--Class B Shares" below), and the redemption of Class C shares within the first year following purchase may be subject to a contingent deferred sales charge (see "Contingent Deferred Sales Charge--Class C Shares" below).



Because of the high cost of maintaining small accounts, the Fund may assess a quarterly fee of $9 on any account with a balance below $1,000 for the quarter. The fee will not apply to accounts enrolled in an automatic investment program, Individual Retirement Accounts or employer-sponsored employee benefit plans using the subaccount record-keeping system made available through the Shareholder Service Agent.

Shareholders can request the following telephone privileges: expedited wire transfer redemptions and EXPRESS-Transfer transactions (see "Special Features") and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. The Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges unless the Fund or its agents reasonably believe, based upon reasonable verification procedures, that the telephonic instructions are genuine. The shareholder will bear the risk of loss, including loss resulting from fraudulent or unauthorized transactions, so long as reasonable verification procedures are followed. Verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.


TELEPHONE REDEMPTIONS. If the proceeds of the redemption (prior to the imposition of any contingent deferred sales charge) are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to minors), provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" above, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-621-1048. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The Fund reserves the right to terminate or modify this privilege at any time.

REPURCHASES (CONFIRMED REDEMPTIONS). A request for repurchase may be communicated by a shareholder through a securities dealer or other financial services firm to KDI, which the Fund has authorized to act as its agent. The repurchase price will be the net asset value of the Fund next determined after receipt of a request by KDI. However, requests for repurchases received by dealers or other firms prior to the determination of net asset value (see "Net Asset Value") and received by KDI prior to the close of KDI's business day will be confirmed at the net asset value effective on that day. The offer to repurchase may be suspended at any time. There is no charge by KDI with respect to repurchases; however, dealers or other firms may charge customary commissions for their services. Dealers and other financial services firms are obligated to transmit orders promptly. Requirements as to stock powers, certificates, payments and delay of payments are the same as for redemptions.

EXPEDITED WIRE TRANSFER REDEMPTIONS. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares of the Fund can be redeemed and proceeds sent by federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to the determination of net asset value will result in shares being redeemed that day at the net asset value of the Fund effective on that day and normally the proceeds will be sent to the designated account the following business day. Delivery of the proceeds of a wire redemption of $250,000 or more may be delayed by the Fund for up to seven days if the Fund or the Shareholder Service Agent deems it appropriate under then-current market conditions. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048 or in writing, subject to the limitations on liability described under "General" above. The Fund is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Fund currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum (including any contingent deferred sales charge). To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above or contact the firm through which shares of the Fund were purchased. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed by wire transfer until such shares have been owned for at least 10 days. Account holders may not use this privilege to redeem shares held in certificated form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited wire transfer redemption privilege, although investors can still redeem by mail. The Fund reserves the right to terminate or modify this privilege at any time.

CONTINGENT DEFERRED SALES CHARGE--LARGE ORDER NAV PURCHASE PRIVILEGE. A contingent deferred sales charge may be imposed upon redemption of Class A shares that are purchased under the Large Order NAV Purchase Privilege as follows: 1% if they are redeemed within one year of purchase and 0.50% if they are redeemed during the second year after purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed, excluding amounts not subject to the charge. The contingent deferred sales charge will be waived in the event of: (a) redemptions by a participant-directed qualified retirement plan described in Code Section 401(a), a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district; (b) redemptions by employer-sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent; (c) redemption of shares of a shareholder (including a registered joint owner) who has died; (d) redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration); (e) redemptions under the Fund's Systematic Withdrawal Plan at a maximum of 10% per year of the net asset value of the account; and (f) redemptions of shares whose dealer of record at the time of the investment notifies KDI that the dealer waives the discretionary commission applicable to such Large Order NAV Purchase.

CONTINGENT DEFERRED SALES CHARGE--CLASS B SHARES. A contingent deferred sales charge may be imposed upon redemption of Class B shares. There is no such charge upon redemption of any share appreciation or reinvested dividends on Class B shares. The charge is computed at the following rates applied to the value of the shares redeemed, excluding amounts not subject to the charge.

                                                        Contingent Deferred
            Year of Redemption After Purchase           Sales Charge

           First.............................                4%
           Second............................                3%
           Third.............................                3%
           Fourth............................                2%
           Fifth.............................                2%
           Sixth.............................                1%

The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan (see "Special Features--Systematic Withdrawal Plan" below), (d) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 59 1/2 and (e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Kemper IRA accounts). The contingent deferred sales charge will also be waived in connection with the following redemptions of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service
Agent: (a) redemptions to satisfy participant loan advances (note that loan repayments constitute new purchases for purposes of the contingent deferred sales charge and the conversion privilege), (b) redemptions in connection with retirement distributions (limited at any one time to 10% of the total value of plan assets invested in the Fund), (c) redemptions in connection with distributions qualifying under the hardship provisions of the Internal Revenue Code and (d) redemptions representing returns of excess contributions to such plans.

CONTINGENT DEFERRED SALES CHARGE--CLASS C SHARES. A contingent deferred sales charge of 1% may be imposed upon redemption of Class C shares if they are redeemed within one year of purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed, excluding amounts not subject to the charge. The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan (limited to 10% of the net asset value of the account during the first year, see "Special Features--Systematic Withdrawal Plan"), (d) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 59 1/2, (e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Kemper IRA accounts), (f) for any participant-directed redemption of shares held by employer-sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service Agent, and (g) for redemption of shares by an employer sponsored employee benefit plan that (i) offers funds in addition to Kemper Funds (i.e., "multi-manager"), and (ii) whose dealer of record has waived the advance of the first year administrative service and distribution fees applicable to such shares and agrees to receive such fees quarterly, and (h) redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system provided the dealer of record has waived the advance of the first year and administrative services and distribution fees applicable to such shares and has agreed to receive such fees quarterly.

CONTINGENT DEFERRED SALES CHARGE--GENERAL. The following example will illustrate the operation of the contingent deferred sales charge. Assume that an investor makes a single purchase of $10,000 of the Fund's Class B shares and that 16 months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $1,000 of share appreciation to a total of $12,000. If the investor were then to redeem the entire $12,000 in share value, the contingent deferred sales charge would be payable only with respect to $10,000 because neither the $1,000 of reinvested dividends nor the $1,000 of share appreciation is subject to the charge. The charge would be at the rate of 3% ($300) because it was in the second year after the purchase was made.

The rate of the contingent deferred sales charge is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins the first day of the month in which the order for the investment is received. For example, an investment made in March 1998 will be eligible for the second year's charge if redeemed on or after March 1, 1999. In the event no specific order is requested when redeeming shares subject to a contingent deferred sales charge, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. KDI receives any contingent deferred sales charge directly.

REINVESTMENT PRIVILEGE. A shareholder who has redeemed Class A shares of the Fund or any other Kemper Fund listed under "Special Features--Class A Shares--Combined Purchases" (other than shares of the Kemper Cash Reserves Fund purchased directly at net asset value) may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment in Class A shares of the Fund or of the other listed Kemper Funds. A shareholder of the Fund or other Kemper Funds who redeems Class A shares purchased under the Large Order NAV Purchase Privilege (see "Purchase of Shares--Initial Sales

Charge Alternative--Class A Shares") or Class B shares or Class C shares and incurs a contingent deferred sales charge may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment, in the same class of shares as the case may be, of the Fund or of other Kemper Funds. The amount of any contingent deferred sales charge also will be reinvested. These reinvested shares will retain their original cost and purchase date for purposes of the contingent deferred sales charge schedule. Also, a holder of Class B shares who has redeemed shares may reinvest up to the full amount redeemed, less any applicable contingent deferred sales charge that may have been imposed upon the redemption of such shares, at net asset value in Class A shares of the Fund or of the other Kemper Funds listed under "Special Features--Class A Shares--Combined Purchases." Purchases through the reinvestment privilege are subject to the minimum investment requirements applicable to the shares being purchased and may only be made for Kemper Funds available for sale in the shareholder's state of residence as listed under "Special Features--Exchange Privilege." The reinvestment privilege can be used only once as to any specific shares and reinvestment must be effected within six months of the redemption. If a loss is realized on the redemption of shares of the Fund, the reinvestment in shares of the Fund may be subject to the "wash sale" rules if made within 30 days of the redemption, resulting in a postponement of the recognition of such loss for federal income tax purposes. The reinvestment privilege may be terminated or modified at any time.

REDEMPTION IN KIND. Although it is the Fund's present policy to redeem in cash, if the Board of Trustees determines that a material adverse effect would be experienced by the remaining shareholders if payment were made wholly in cash, the Fund will satisfy the redemption request in whole or in part by a distribution of portfolio securities in lieu of cash, in conformity with the applicable rules of the Securities and Exchange Commission, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurred, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition would incur certain transaction costs. Such a redemption would not be as liquid as a redemption entirely in cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Share at the beginning of the period.


SPECIAL FEATURES


CLASS A SHARES--COMBINED PURCHASES. The Fund's Class A shares (or the equivalent) may be purchased at the rate applicable to the discount bracket attained by combining concurrent investments in Class A shares of any of the following Funds: Kemper Technology Fund, Kemper Total Return Fund, Kemper Growth Fund, Kemper Small Capitalization Equity Fund, Kemper Income and Capital Preservation Fund, Kemper Municipal Bond Fund, Kemper Diversified Income Fund, Kemper High Yield Series, Kemper U.S. Government Securities Fund, Kemper International Fund, Kemper State Tax-Free Income Series, Kemper Adjustable Rate U.S. Government Fund, Kemper Blue Chip Fund, Kemper Global Income Fund, Kemper Target Equity Fund (series are subject to a limited offering period), Kemper Intermediate Municipal Bond Fund, Kemper Cash Reserves Fund, Kemper U.S. Mortgage Fund, Kemper Short-Intermediate Government Fund, Kemper Value Series, Inc., Kemper Value+ Growth Fund, Kemper Quantitative Equity Fund, Kemper Horizon Fund, Kemper Europe Fund, Kemper Asian Growth Fund, Kemper Global/International Series, Inc., Kemper Equity Trust, Kemper Securities Trust, Kemper Aggressive Growth Fund, Kemper Value Fund, Kemper Global Discovery Fund, and Kemper
Classic Growth Fund ("Kemper Funds"). Except as noted below, there is no combined purchase credit for direct purchases of shares of Zurich Money Funds, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investor's Municipal Cash Fund or Investors Cash Trust ("Money Market Funds"), which are not considered a "Kemper Fund" for purposes hereof. For purposes of the Combined Purchases feature described above as well as for the Letter of Intent and Cumulative Discount features described below, employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent may include: (a) Money Market Funds as

"Kemper Funds", (b) all classes of shares of any Kemper Fund and (c) the value of any other plan investment, such as guaranteed investment contracts and employer stock, maintained on such subaccount record keeping system.

CLASS A SHARES--LETTER OF INTENT. The same reduced sales charges for Class A shares, as shown in the applicable prospectus, also apply to the aggregate amount of purchases of such Kemper Funds listed above made by any purchaser within a 24-month period under a written Letter of Intent ("Letter") provided by KDI. The Letter, which imposes no obligation to purchase or sell additional Class A shares, provides for a price adjustment depending upon the actual amount purchased within such period. The Letter provides that the first purchase following execution of the Letter must be at least 5% of the amount of the intended purchase, and that 5% of the amount of the intended purchase normally will be held in escrow in the form of shares pending completion of the intended purchase. If the total investments under the Letter are less than the intended amount and thereby qualify only for a higher sales charge than actually paid, the appropriate number of escrowed shares are redeemed and the proceeds used toward satisfaction of the obligation to pay the increased sales charge. The Letter for an employer-sponsored employee benefit plan maintained on the subaccount record keeping system available through the Shareholder Service Agent may have special provisions regarding payment of any increased sales charge resulting from a failure to complete the intended purchase under the Letter. A shareholder may include the value (at the maximum offering price) of all shares of such Kemper Funds held of record as of the initial purchase date under the Letter as an "accumulation credit" toward the completion of the Letter, but no price adjustment will be made on such shares. Only investments in Class A shares are included for this privilege.

CLASS A SHARES--CUMULATIVE DISCOUNT. Class A shares of the Fund may also be purchased at the rate applicable to the discount bracket attained by adding to the cost of shares of the Fund being purchased, the value of all Class A shares of the above mentioned Kemper Funds (computed at the maximum offering price at the time of the purchase for which the discount is applicable) already owned by the investor.

CLASS A SHARES--AVAILABILITY OF QUANTITY DISCOUNTS. An investor or the investor's dealer or other financial services firm must notify the Shareholder Service Agent or KDI whenever a quantity discount or reduced sales charge is applicable to a purchase. Upon such notification, the investor will receive the lowest applicable sales charge. Quantity discounts described above may be modified or terminated at any time.

EXCHANGE PRIVILEGE. Shareholders of Class A, Class B and Class C shares may exchange their shares for shares of the corresponding class of other Kemper Funds in accordance with the provisions below.

CLASS A SHARES. Class A shares of the Kemper Funds and shares of the Money Market Funds listed under "Special Features--Class A Shares--Combined Purchases" above may be exchanged for each other at their relative net asset values. Shares of Money Market Funds and the Kemper Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Series of Kemper Target Equity Fund are available on exchange only during the Offering Period for such series as described in the applicable prospectus. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with KDI.

Class A shares of the Fund purchased under the Large Order NAV Purchase Privilege may be exchanged for Class A shares of another Kemper Fund or a Money Market Fund under the exchange privilege described above without paying any contingent deferred sales charge at the time of exchange. If the Class A shares received on exchange are redeemed thereafter, a contingent deferred sales charge may be imposed in accordance with the foregoing requirements provided that the shares redeemed will retain their original cost and purchase date for purposes of calculating the contingent deferred sales charge.


CLASS B SHARES. Class B shares of the Fund and Class B shares of any other Kemper Fund listed under "Special Features--Class A Shares--Combined Purchases" may be exchanged for each other at their relative net asset values. Class B shares may be exchanged without a contingent deferred sales charge being imposed at the time of exchange. For purposes of calculating the contingent deferred sales charge that may be imposed upon the redemption of the Class B shares received on exchange, amounts exchanged retain their original cost and purchase date.

CLASS C SHARES. Class C shares of the Fund and Class C shares of any other Kemper Fund listed under "Special Features--Class A Shares--Combined Purchases" may be exchanged for each other at their relative net asset values. Class C shares may be exchanged without a contingent deferred sales charge being imposed at the time of exchange. For purposes of determining whether there is a contingent deferred sales charge that may be imposed upon the redemption of the Class C shares received by exchange, they retain the cost and purchase date of the shares that were originally purchased and exchanged.

GENERAL. Shares of a Kemper Fund with a value in excess of $1,000,000 (except Kemper Cash Reserves Fund) acquired by exchange through another Kemper Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days (the "15-Day Hold Policy"). For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, discretion or advice, including, without limitation, accounts administered by a financial services firm offering market timing, asset allocation or similar services. The total value of shares being exchanged must at least equal the minimum investment requirement of the Kemper Fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, dealers or other firms may charge for their services in effecting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis of such shares. Shareholders interested in exercising the exchange privilege may obtain prospectuses of the other Funds from dealers, other firms or KDI. Exchanges may be accomplished by a written request to Kemper Service Company, Attention: Exchange Department, P.O. Box 419557, Kansas City, Missouri 64141-6557, or by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048, subject to the limitations on liability under "Redemption or Repurchase of Shares--General." Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Exchanges may only be made for Funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and Investors Municipal Cash Fund is available for sale only in certain states. Except as otherwise permitted by applicable regulations, 60 days' prior written notice of any termination or material change will be provided.

SYSTEMATIC EXCHANGE PRIVILEGE. The owner of $1,000 or more of any class of the shares of a Kemper Fund or Money Market Fund may authorize the automatic exchange of a specified amount ($100 minimum) of such shares for shares of the same class of another such Kemper Fund. If selected, exchanges will be made automatically until the privilege is terminated by the shareholder or the Kemper Fund. Exchanges are subject to the terms and conditions described above under "Exchange Privilege," except that the $1,000 minimum investment requirement for the Kemper Fund acquired on exchange is not applicable. This privilege may not be used for the exchange of shares held in certificated form.


EXPRESS-Transfer. EXPRESS-Transfer permits the transfer of money via the Automated Clearing House System (minimum $100 and maximum $50,000) from a shareholder's bank, savings and loan, or credit union account to purchase shares in the Fund. Shareholders can also redeem shares (minimum $100 and maximum $50,000) from their Fund account and transfer the proceeds to their bank, savings and loan, or credit union checking account. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed under this privilege until such shares have been owned for at least 10 days. By enrolling in EXPRESS-Transfer, the shareholder authorizes the Shareholder Service Agent to rely upon telephone instructions from any person to transfer the specified amounts between the shareholder's Fund account and the predesignated bank, savings and loan or credit union account, subject to the limitations on liability under "Redemption or Repurchase of Shares--General." Once enrolled in EXPRESS-Transfer, a shareholder can initiate a transaction by calling Kemper Shareholder Services toll free at 1-800-621-1048, Monday through Friday, 8:00 a.m. to 3:00 p.m. Chicago time. Shareholders may terminate this privilege by sending written notice to Kemper Service Company, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination will become effective as soon as the Shareholder Service Agent has had a reasonable amount of time to act upon the request. EXPRESS-Transfer cannot be used with passbook savings accounts or for tax-deferred plans such as Individual Retirement Accounts ("IRAs").

BANK DIRECT DEPOSIT. A shareholder may purchase additional shares of the Fund through an automatic investment program. With the Bank Direct Deposit Purchase Plan ("Bank Direct Deposit"), investments are made automatically (maximum $50,000) from the shareholder's account at a bank, savings and loan or credit union into the shareholder's Fund account. By enrolling in Bank Direct Deposit, the shareholder authorizes the Fund and its agents to either draw checks or initiate Automated Clearing House debits against the designated account at a bank or other financial institution. This privilege may be selected by completing the appropriate section on the Account Application or by contacting the Shareholder Service Agent for appropriate forms. A shareholder may terminate his or her Plan by sending written notice to Kemper Service Company, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination by a shareholder will become effective within thirty days after the Shareholder Service Agent has received the request. A Fund may immediately terminate a shareholder's Plan in the event that any item is unpaid by the shareholder's financial institution. The Fund may terminate or modify this privilege at any time.

PAYROLL DIRECT DEPOSIT AND GOVERNMENT DIRECT DEPOSIT. A shareholder may invest in the Fund through Payroll Direct Deposit or Government Direct Deposit. Under these programs, all or a portion of a shareholder's net pay or government check is automatically invested in the Fund account each payment period. A shareholder may terminate participation in these programs by giving written notice to the shareholder's employer or government agency, as appropriate. (A reasonable time to act is required.) The Fund is not responsible for the efficiency of the employer or government agency making the payment or any financial institutions transmitting payments.

SYSTEMATIC WITHDRAWAL PLAN. The owner of $5,000 or more of a class of the Fund's shares at the offering price (net asset value plus, in the case of Class A shares, the initial sales charge) may provide for the payment from the owner's account of any requested dollar amount to be paid to the owner or a designated payee monthly, quarterly, semiannually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. The minimum periodic payment is $100. The maximum annual rate at which Class B shares may be redeemed (and Class A shares purchased under the Large Order NAV Purchase Privilege and Class C shares in their first year following the purchase) under a systematic withdrawal plan is 10% of the net asset value of the account. Shares are redeemed so that the payee will receive payment approximately the first of the month. Any income and capital gain dividends will be automatically reinvested at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested and fluctuations in the net asset value of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account.

The purchase of Class A shares while participating in a systematic withdrawal plan will ordinarily be disadvantageous to the investor because the investor will be paying a sales charge on the purchase of shares at the same time that the investor is redeeming shares upon which a sales charge may have already been paid. Therefore, the Fund will not knowingly permit additional investments of less than $2,000 if the investor is at the same time making systematic withdrawals. KDI will waive the contingent deferred sales charge on redemptions of Class A shares purchased under the Large Order NAV Purchase Privilege, Class B shares and Class C shares made pursuant to a systematic withdrawal plan. The right is reserved to amend the systematic withdrawal plan on 30 days' notice. The plan may be terminated at any time by the investor or the Fund.

TAX-SHELTERED RETIREMENT PLANS. The Shareholder Service Agent provides retirement plan services and documents and KDI can establish investor accounts in any of the following types of retirement plans:

o Traditional, Roth and Education Individual Retirement Accounts ("IRAs"). This includes Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE"), Simplified Employee Pension Plan ("SEP") IRA accounts and prototype documents.

o 403(b)(7) Custodial Accounts. This type of plan is available to employees of most non-profit organizations.

o Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum annual contribution per participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans as well as model defined benefit plans, target benefit plans, 457 plans, 401(k) plans, simple 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. Investors should consult with their own tax advisors before establishing a retirement plan.


PERFORMANCE



The Fund may advertise several types of performance information for a class of shares, including "average annual total return" and "total return." Performance information will be computed separately for each of Class A, Class B and Class C shares. Each of these figures is based upon historical results and is not representative of the future performance of any class of the Fund.

Average annual total return and total return figures measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments in a particular class of the Fund's portfolio for the period referenced, assuming the reinvestment of all dividends. Thus, these figures reflect the change in the value of an investment in the Fund during a specified period. Average annual total return will be quoted for at least the one, five and ten year periods ending on a recent calendar quarter (or if any such period has not yet elapsed, at the end of a shorter period corresponding to the life of the Fund for performance purposes). Average annual total return figures represent the average annual percentage change over the period in question. Total return figures represent the aggregate percentage or dollar value change over the period in question.

The Fund's performance may be compared to that of the Consumer Price Index or various unmanaged indices including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's Financial Services Index, the Standard & Poor's 500 Composite Stock Price Index, the Russell 1000(R) Index, the Russell 1000(R) Growth Index, the Wilshire Large Company Growth Index, the Wilshire 750 Mid Cap

Company Growth Index, the Standard & Poor's/Barra Value Index, the Standard & Poor's/Barra Growth Index, the Russell 1000(R) Value Index, the Europe/Australia/Far East Index, International Finance Corporation's Latin America Investable Return Index, the Morgan Stanley Capital International World Index, the J.P. Morgan Global Traded Bond Index, and the Salomon Brothers World Government Bond Index. The performance of the Fund may also be compared to the performance of other mutual funds or mutual fund indices with similar objectives and policies as reported by independent mutual fund reporting services such as Lipper Analytical Services, Inc. ("Lipper"). Lipper performance calculations are based upon changes in net asset value with all dividends reinvested and do not include the effect of any sales charges.

Information may be quoted from publications such as Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, Fortune, The Chicago Tribune, USA Today, Institutional Investor and Registered Representative. Also, investors may want to compare the historical returns of various investments, performance indexes of those investments or economic indicators, including but not limited to stocks, bonds, certificates of deposit, money market fund and U.S. Treasury obligations. Bank product performance may be based upon, among other things, the BANK RATE MONITOR National Index(TM) or various certificate of deposit indexes. Money market fund performance may be based upon, among other things, the IBC Financial Data Inc.'s Money Fund Report(R) or Money Market Insight(R), reporting services on money market funds. Performance of U.S. Treasury obligations may be based upon, among other things, various U.S. Treasury bill indexes. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured.

The Fund may depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indexes of those investments or economic indicators. The Fund may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Fund. The relative performance of growth stocks versus value stocks may also be discussed.

Because some of the Fund's investments are denominated in foreign currencies, the strength or weakness of the U.S. dollar as against these currencies may account for part of the Fund's investment performance. Historical information on the value of the dollar versus foreign currencies may be used from time to time in advertisements concerning the Fund. Such historical information is not indicative of future fluctuations in the value of the U.S. dollar against these currencies. In addition, marketing materials may cite country and economic statistics and historical stock market performance for any of the countries in which the Fund invests, including, but not limited to, the following: population growth, gross domestic product, inflation rate, average stock market price-earnings ratios and the total value of stock markets. Sources for such statistics may include official publications of various foreign governments and exchanges.

The Fund's Class A shares are sold at net asset value plus a maximum sales charge of 5.75% of the offering price. While the maximum sales charge is normally reflected in the Fund's Class A performance figures, certain total return calculations may not include such charge and those results would be reduced if it were included. Class B shares and Class C shares are sold at net asset value. Redemptions of Class B shares within the first six years after purchase may be subject to a contingent deferred sales charge that ranges from 4% during the first year to 0% after six years. Redemption of Class C shares within the first year after purchase may be subject to a 1% contingent deferred sales charge. Average annual total return figures do, and total return figures may, include the effect of the contingent deferred sales charge for the Class B shares and Class C shares that may be imposed at the end of the period in question. Performance figures for the Class B shares and Class C shares not including the effect of the applicable contingent deferred sales charge would be reduced if it were included.

The Fund's returns and net asset value will fluctuate. Shares of a class of the Fund are redeemable by an investor at the then current net asset value of the class, which may be more or less than original cost. Redemption of Class B shares and Class C shares may be subject to a contingent deferred sales charge as described above. Additional information concerning the Fund's performance appears in the Statement of Additional Information. Additional information about the Fund's performance also appears in its Annual Report to Shareholders, which is available without charge from the Fund.


FUND ORGANIZATION AND CAPITAL STRUCTURE



The Fund is a diversified series of Scudder Global Fund, Inc. (the "Corporation"), an open-end management investment company registered under the 1940 Act. The Corporation was organized as a Maryland corporation in May, 1986. The name Kemper Global Discovery Fund as used herein also means Global Discovery Fund.

The shares of the Corporation have a par value of $.01 per share. The Board of Directors of the Corporation may authorize the issuance of additional classes and additional Portfolios if deemed desirable, each with its own investment objective, policies and restrictions. Since the Corporation may offer multiple Portfolios, it is known as a "series company." Currently, the Corporation offers four classes of shares of the Fund. These are Class A, Class B, Class C and Scudder Shares. Shares of a Portfolio have equal noncumulative voting rights except that Class B and Class C shares have separate and exclusive voting rights with respect to each such class' Rule 12b-1 Plan. Shares of each class also have equal rights with respect to dividends, assets and liquidation of the Fund subject to any preferences (such as resulting from different Rule 12b-1 distribution fees), rights or privileges of any classes of shares of the Fund. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. If shares of more than one Portfolio are outstanding, shareholders will vote by Portfolio and not in the aggregate or by class except when voting in the aggregate is required under the 1940 Act, such as for the election of directors, or when voting by class is appropriate.

The Fund's activities are supervised by the Corporation's Board of Directors. The Corporation is not required to hold and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Directors, changing fundamental investment policies or approving an investment management contract. Subject to the Corporation By-Laws, shareholders may remove Directors. Shareholders will be assisted in communicating with other shareholders in connection with removing a Director as if Section 16(c) of the 1940 Act were applicable.

This prospectus sets forth concisely the information about Scudder Shares of Global Discovery Fund that a prospective investor should know before investing. Global Discovery Fund is a diversified series of Scudder Global Fund, Inc., an open-end management investment company. Please retain this prospectus for future reference.

If you require more detailed information, a Statement of Additional Information dated April 16, 1998, may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 4.

------------------------------
NOT FDIC-  / MAY LOSE VALUE
INSURED    / NO BANK GUARANTEE
------------------------------


SCUDDER     (logo)

 Scudder
 Global Discovery
 Fund




 Prospectus
 April 16, 1998





A mutual fund which seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

  Expense information


 How to compare a Scudder fund

 This information is designed to help you understand the various costs and expenses of investing in the Scudder Shares (the "Scudder Shares" or "Shares"), a class of shares of Global Discovery Fund (the "Fund").+++ By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. 1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.


     Sales commissions to purchase shares (sales load)              NONE
     Commissions to reinvest dividends                              NONE
     Redemption fees                                                NONE*
     Fees to exchange shares                                        NONE

2) Annual Fund operating expenses: Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended October 31, 1997.

     Investment management fee                                      1.10%
     12b-1 fees                                                     NONE
     Other expenses                                                 0.53%
                                                                    ----
     Total Fund operating expenses                                  1.63%
                                                                    =====

 Example

 Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)

          1 Year           3 Years         5 Years           10 Years
          ------           -------         -------           --------
            $17              $51             $89               $193

 See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.


+++ The information set forth on this page relates only to the Scudder Shares. The Fund also offers three other classes of shares, which may have different fees and expenses (which may affect performance), have different minimum investment requirements and are entitled to different services. See "Fund Organization."


* You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."

  Financial highlights


The following table includes selected data for a share of the Scudder Shares class of Global Discovery Fund outstanding throughout each period and other performance information derived from the audited financial statements.+++

The Fund changed its name from Scudder Global Small Company Fund on March 6, 1996. If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated October 31, 1997, which may be obtained without charge by writing or calling Scudder Investor Services, Inc.


                                                                                                          For the Period
                                                                                                          September 10,
                                                                                                               1991
                                                                                                          (commencement
                                                                                                          of operations)
                                                            Years Ended October 31,                       to October 31,
                                                  1997 (a)  1996 (a)   1995     1994     1993     1992          1991
--------------------------------------------------------------------------------------------------------------------------
                                                  ------------------------------------------------------------------------
Net asset value, beginning of period ............  $20.45   $17.54   $16.27   $16.14   $12.05   $11.92        $12.00
                                                  ------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss) ....................    (.12)    (.04)    (.03)    (.02)     .04      .07           .01
Net realized and unrealized gain (loss)
   on investment transactions ...................    2.30     3.59     1.38      .48     4.24      .08          (.09)
                                                  ------------------------------------------------------------------------
Total from investment operations ................    2.18     3.55     1.35      .46     4.28      .15          (.08)
                                                  ------------------------------------------------------------------------
Less distributions:
From net investment income ......................    (.13)    (.20)      --       --     (.07)    (.02)           --
In excess of net investment income ..............      --       --       --     (.18)      --       --            --
From net realized gains on investment
   transactions .................................    (.86)    (.44)    (.08)    (.15)    (.12)      --            --
                                                  ------------------------------------------------------------------------
Total distributions .............................    (.99)    (.64)    (.08)    (.33)    (.19)    (.02)           --
                                                  ------------------------------------------------------------------------
                                                  ------------------------------------------------------------------------
Net asset value, end of period ..................  $21.64   $20.45   $17.54   $16.27   $16.14   $12.05        $11.92
--------------------------------------------------------------------------------------------------------------------------
Total Return (%) ................................   11.14    20.97     8.32     2.80    36.04     1.26          (.67)**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ..........     349      351      255      256      198       55             9
Ratio of operating expenses, net to
   average daily net assets (%) .................    1.63     1.60     1.69     1.70     1.50     1.50          1.50*
Ratio of operating expenses before
   expense reductions, to average
   daily net assets (%) .........................    1.63     1.60     1.69     1.76     2.01     2.53         15.34*
Ratio of net investment income (loss)
   to average daily net assets (%) ..............    (.58)    (.20)    (.12)    (.28)     .53      .78          2.47*
Portfolio turnover rate (%) .....................    60.5     63.0     43.7     45.8     54.6     23.4            --
Average commission rate paid (b) ................  $.0019   $.0026   $   --   $   --   $   --   $   --        $   --


+++ Effective April 16, 1998, the shares of Global Discovery Fund were divided into four classes of shares, of which Scudder Shares is one. Shares of the Fund outstanding on such date were redesignated as the Scuddder Shares class of the Fund. The data set forth above reflect the investment performance of the Fund prior to such designation.
(a) Based on monthly average shares outstanding during the period.
(b) Average commission rate paid per share of common and preferred stocks is calculated for fiscal years beginning on or after October 31, 1996.
*   Annualized
**  Not annualized

 A message from the President

Scudder Kemper Investments, Inc., investment adviser to the Scudder Family of Funds, is one of the largest and most experienced investment management organizations worldwide, managing more than $200 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts. It is one of the ten largest mutual fund companies in the U.S.

We offered America's first no-load mutual fund in 1928, and today the Scudder Family of Funds includes over 50 no-load mutual fund portfolios or classes of shares. We also manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund, and numerous other open- and closed-end funds that invest in this country and other countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to shareholders include toll-free access to professional representatives, easy exchange among the Scudder Family of Funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers.

Funds or fund classes in the Scudder Family of Funds are offered without commissions to purchase or redeem shares or to exchange from one fund to another. There are no 12b-1 fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

                                            /s/ Edmond D. Villani


  Global Discovery Fund


Investment objective

o above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world

Investment characteristics

o participation in a diversified, professionally- managed portfolio of smaller, often lesser- known companies based in the U.S. and foreign countries

o    access to global investment opportunities and diversification

o potential for above-average long-term capital appreciation with the likelihood of above-average stock market volatility


  Contents

Investment objective and policies                      5
Why invest in the Fund?                                6
International investment experience                    7
Special risk considerations                            7
Additional information about policies
   and investments                                     8
Distribution and performance information              11
Fund organization                                     12
Transaction information                               14
Shareholder benefits                                  18
Purchases                                             20
Exchanges and redemptions                             21
Investment products and services                      23
How to contact Scudder                        Back cover

  Investment objective and policies

Global Discovery Fund (the "Fund"), a diversified series of Scudder Global Fund, Inc. (the "Corporation"), seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world. The Fund is designed for investors looking for above-average appreciation potential (when compared with the overall domestic stock market as reflected by Standard & Poor's Corporation 500 Composite Price Index) and the benefits of investing globally, but who are willing to accept above-average stock market risk, the impact of currency fluctuation and little or no current income.


Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objective will be met.

Investments in small companies

In pursuit of its objective, the Fund generally invests in small, rapidly growing companies that offer the potential for above-average returns relative to larger companies, yet are frequently overlooked and thus undervalued by the market. The Fund has the flexibility to invest in any region of the world. It can invest in companies based in emerging markets, typically in the Far East, Latin America and lesser developed countries in Europe, as well as in firms operating in developed economies, such as those of the United States, Japan and Western Europe.

The Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"), invests the Fund's assets in companies it believes offer above-average earnings, cash flow or asset growth potential. It also invests in companies which may receive greater market recognition over time. The Adviser believes that these factors offer significant opportunity for long-term capital appreciation. The Adviser evaluates investments for the Fund from both a macroeconomic and microeconomic perspective, using fundamental analysis, including field research. The Adviser analyzes the growth potential and relative value of possible investments. When evaluating an individual company, the Adviser takes into consideration numerous factors, including the depth and quality of management; a company's product line, business strategy and competitive position; research and development efforts; financial strength, including degree of leverage; cost structure; revenue and earnings growth potential; price-earnings ratios and other stock valuation measures. Secondarily, the Adviser weighs the attractiveness of the country and region in which a company is located.

Under normal circumstances, the Fund invests at least 65% of its total assets in the equity securities of small companies. While the Adviser believes that smaller, lesser-known companies can offer greater growth potential than larger, more established firms, the former also involve greater risk and price volatility. To help reduce risk, the Fund expects, under normal market conditions, to diversify its portfolio widely by company, industry and country. The Fund intends to allocate investments among at least three countries at all times, one of which may be the United States.

The Fund invests primarily in companies whose individual equity market capitalization would place them in the same size range as companies in approximately the lowest 20% of world market capitalization as represented by the Salomon Brothers Broad Market Index, an index comprised of equity securities of more than 6,500 small-, medium- and large-sized companies based in 22 markets around the globe. Based on this policy, the companies represented in the Fund's portfolio typically will have individual equity market capitalizations of between approximately $50 million and $2 billion, although the Fund will be free to invest in smaller capitalization issues. Furthermore, the median market capitalization of the companies in which the Fund invests will not exceed $750 million.


The equity securities in which the Fund may invest consist of common stocks, preferred stocks (either convertible or nonconvertible), rights and warrants. These securities may be listed on the U.S. or foreign securities exchanges or traded over-the-counter. For capital appreciation purposes, the Fund may purchase notes, bonds, debentures, government securities and zero coupon bonds (any of which may be convertible or nonconvertible). The Fund may invest in foreign securities and American Depositary Receipts which may be sponsored or unsponsored. The Fund may also invest in closed-end investment companies holding foreign securities, enter into repurchase agreements and reverse repurchase agreements, invest in illiquid securities, purchase securities on a when-issued or forward delivery basis, and engage in strategic transactions, including derivatives. For temporary defensive purposes, the Fund may, during periods in which conditions in securities markets warrant, invest without limit in cash and cash equivalents. It is impossible to accurately predict how long such alternative strategies will be utilized. More information about investment techniques is provided under "Additional information about policies and investments."



  Why invest in the Fund?


Global Discovery Fund offers convenient, low-cost access to a diversified, global portfolio of equity securities issued by smaller companies. The Fund's experienced, professional management can help investors take advantage of a rapidly changing world economy.


Unlike small company funds which limit themselves to U.S. investments, the Fund seeks investment opportunities wherever they arise. The Fund enjoys the flexibility to invest in all established markets, as well as in newly opened or newly industrialized economies around the world. Because the Fund operates globally, it may, under certain market conditions, augment the returns available from a comparable investment in the U.S. market alone.

The Fund focuses specifically on small companies believed to have favorable long-term growth prospects. Small companies can be attractive because they are frequently sources of new technologies and services, often compete with larger companies on the basis of lower labor costs and often grow faster than larger firms. Their smaller size often allows them to respond rapidly to changing business conditions. Also, small companies may not be closely followed by securities analysts, so they may reward the investor with the patience and knowledge to carefully seek them out and understand them. This can mean significant long-term opportunity as these companies achieve greater recognition over time.

While the Fund is broadly diversified, it is not a complete investment program. However, adding shares of the Fund to a portfolio can increase diversification, which should moderate overall portfolio risk.


The Fund is appropriate for investors who can accept the greater risks of global, small company investing for the potentially greater rewards. Investing directly in foreign securities is usually impractical for individual investors. Investors frequently find it difficult to arrange purchases and sales, obtain current information about companies abroad, hold securities in safekeeping, and convert their profits from foreign currencies to U.S. dollars. The Fund makes it easy for investors to take advantage of small company opportunities on a global basis and benefit from the Adviser's experience researching and managing investments both in the U.S. and abroad.

  International investment
  experience


The Adviser has been a leader in international investment management for over 40 years. Among other funds, the Adviser manages Scudder International Fund, Inc., which was incorporated in Canada in 1953 as the first foreign investment company registered with the United States Securities and Exchange Commission, Scudder International Bond Fund, which invests internationally, Scudder Global Bond Fund, which invests worldwide, Scudder Greater Europe Growth Fund, which invests primarily in the equity securities of European companies, The Japan Fund, Inc., which invests primarily in securities of Japanese companies, Scudder Latin America Fund, which invests in Latin American issuers, Scudder Pacific Opportunities Fund, which invests in issuers located in the Pacific Basin, with the exception of Japan, Scudder Emerging Markets Income Fund, which invests in debt securities issued in emerging markets and Scudder Emerging Markets Growth Fund, which invests in equity securities issued in emerging markets. The Adviser also manages the assets of seven closed-end investment companies which invest in foreign securities: The Argentina Fund, Inc., The Brazil Fund, Inc., Scudder Spain and Portugal Fund, Inc., Scudder Global High Income Fund, Inc., The Korea Fund, Inc., Scudder New Asia Fund, Inc., and Scudder New Europe Fund, Inc. As of December 31, 1997, the Adviser was responsible for managing more than $200 billion in assets globally.



  Special risk considerations

The Fund is designed for long-term investors who can accept international investment risk. Since the Fund normally will invest in both U.S. and foreign securities markets, changes in the Fund's share price may have a low correlation with movements in the U.S. markets, which enhances the Fund's appeal as a diversification tool. The Fund's share price will reflect the movements of the different stock markets in which it is invested and the different currencies in which the investments are denominated. The strength or weakness of the U.S. dollar against foreign currencies is likely to account for part of the Fund's investment performance, although the Adviser believes that, over the long term, the impact of currency changes on Fund performance will not be as significant as changes in the underlying investments. As with any long-term investment, the value of shares when sold may be higher or lower than when purchased.

Global investing involves economic and political considerations not typically found in U.S. markets. These considerations, which may favorably or unfavorably affect the Fund's performance, include changes in exchange rates and exchange rate controls (which may include suspension of the ability to transfer currency from a given country), costs incurred in conversions between currencies, nonnegotiable brokerage commissions, different accounting standards, lower trading volume and greater market volatility, the difficulty of enforcing obligations in other countries, less securities regulation, different tax provisions (including withholding on interest and dividends paid to the Fund), war, expropriation, political and social instability, and diplomatic developments.

Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets. These considerations generally are more of a concern in developing countries. For example, the possibility of political upheaval and the dependence on foreign economic assistance may be greater in these countries than in developed countries. The Adviser seeks to mitigate the risks associated with these considerations through diversification and active professional management. The Fund will limit investments in securities of issuers located in Eastern Europe to 5% of its total assets.

There is typically less publicly available information concerning foreign and smaller companies than for domestic and larger, more established companies. Some small companies have limited product lines, distribution channels and financial and managerial resources. Also, because smaller companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Fund to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices. Some of the companies in which the Fund may invest may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel with varying degrees of experience.


  Additional information about policies and investments

Investment restrictions


The Fund has certain investment restrictions which are designed to reduce the Fund's investment risk. Fundamental investment restrictions may not be changed without a vote of shareholders; non-fundamental investment restrictions may be changed by a vote of the Corporation's Board of Directors.


As a matter of fundamental policy, the Fund may not borrow money, except as permitted under Federal law. Further, as a matter of non-fundamental policy, the Fund may not borrow money in an amount greater than 5% of total assets, except for temporary or emergency purposes, although the Fund may engage up to 5% of total assets in reverse repurchase agreements or dollar rolls.

As a matter of fundamental policy, the Fund may not make loans except through the lending of portfolio securities, the purchase of debt securities or interests in indebtedness or through repurchase agreements. The Fund has adopted a non-fundamental policy restricting the lending of portfolio securities to no more than 5% of total assets.

The Fund may invest up to 35% of its total assets in equity securities of larger companies located throughout the world and in debt securities if the Adviser determines that the capital appreciation of debt securities is likely to exceed the capital appreciation of equity securities. The Fund may purchase investment-grade bonds, those rated Aaa, Aa, A or Baa by Moody's Investor Services, Inc. ("Moody's"), or AAA, AA, A or BBB by Standard & Poor's Corporation ("S&P") or, if unrated, of equivalent quality as determined by the Adviser. The Fund may also invest up to 5% of its net assets in debt securities rated below investment- grade. See "Risk factors."


A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Fund's Scudder Shares Statement of Additional Information.


Common stocks

Under normal circumstances, the Fund invests primarily in common stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, the Fund participates in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless. Despite the risk of price volatility, however, common stocks also offer the greatest potential for gain on investment, compared to other classes of financial assets such as bonds or cash equivalents.

Special situation securities

From time to time, the Fund may invest in equity or debt securities issued by companies that are determined by the Adviser to possess "special situation" characteristics. In general, a special situation company is a company whose securities are expected to increase in value solely by reason of a development particularly or uniquely applicable to the company. Developments that may create special situations include, among others, a liquidation, reorganization, recapitalization or merger, material litigation, technological breakthrough and new management or management policies. The principal risk associated with investments in special situation companies is that the anticipated development thought to create the special situation may not occur and the investments therefore may not appreciate in value or may decline in value.

Convertible securities

The Fund may invest in convertible securities (bonds, notes, debentures, preferred stocks and other securities convertible into common stocks) which may offer higher income than the common stocks into which they are convertible. The convertible securities in which the Fund may invest include fixed-income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Prior to their conversion, convertible securities may have characteristics similar to both nonconvertible debt securities and equity securities.

Illiquid securities

The Fund may invest in securities for which there is not an active trading market, or which have resale restrictions. These types of securities generally offer a higher return than more readily marketable securities, but carry the risk that the Fund may not be able to dispose of them at an advantageous time or price.

Repurchase agreements

As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase at a specified time and price.

Strategic Transactions and derivatives

The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not to create leveraged exposure in the Fund. Please refer to "Risk factors--Strategic Transactions and derivatives" for more information.

Risk factors

The Fund's risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that the Fund may use from time to time.

Convertible securities. While convertible securities generally offer lower yields than nonconvertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities generally entail less credit risk than the issuer's common stock.

Illiquid securities. The absence of a trading market can make it difficult to ascertain a market value for these investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.

Debt securities. The Fund may invest up to 5% of its net assets in debt securities which are rated below investment-grade, that is, rated below Baa by Moody's or below BBB by S&P, or unrated securities of equivalent quality. Securities rated below Baa/BBB are commonly referred to as "junk bonds." The lower the ratings of such debt securities, the greater their risks render them like equity securities. Also, longer maturity bonds tend to fluctuate more in price as interest rates change than do short-term bonds, providing both opportunity and risk.

Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, the Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities.


Strategic Transactions and derivatives. Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Shares' Statement of Additional Information.


  Distribution and performance information



Dividends and capital gains distributions

The Fund intends to distribute any dividends from its net investment income and any net realized capital gains after utilization of capital loss carryforwards, if any, in December. An additional distribution may be made if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional Shares of the Fund. If the investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account. Dividends ordinarily will vary from one class of the Fund to another.

Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable to individual shareholders at a maximum 20% or 28% capital gains rate (depending on the Fund's holding period for the assets giving rise to the gain), regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable distributions are taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations.

Shareholders may be able to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries.

The Fund sends detailed tax information to its shareholders about the amount and type of its distributions by January 31 of the following year.

Performance information


From time to time, quotations of the performance of the Fund's Scudder Shares may be included in advertisements, sales literature or shareholder reports. Performance information is computed separately for each class of Fund shares in accordance with formulae prescribed by the Securities and Exchange Commission. Performance figures will vary in part because of the different expense structures of the Fund's different classes of shares. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. "Total return" is the change in value of an investment in a class of the

Fund for a specified period. The "average annual total return" is the average annual compound rate of return of an investment in a particular class of the Fund assuming the investment has been held for the life of the Fund as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in a particular class of the Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in the relevant class of shares of the Fund. Performance will vary based upon, among other things, changes in market conditions and the level of the Fund's expenses as well as particular class expenses.



  Fund organization



The Fund is a diversified series of Scudder Global Fund, Inc., an open-end, management investment company registered under the 1940 Act. The name Scudder Global Discovery Fund as used herein also means Global Discovery Fund. The Corporation was organized as a Maryland corporation in May 1986.

The Fund changed its name from Scudder Global Small Company Fund on March 6,
1996.

The Fund's activities are supervised by the Corporation's Board of Directors. The Corporation has adopted a plan pursuant to Rule 18f-3 (the "Plan") under the 1940 Act to permit the Corporation to establish a multiple class distribution system.

Under the Plan, shares of each class represent an equal pro rata interest in the Fund and, generally, shall have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class shall have a different designation; (2) each class of shares shall bear its own "class expenses;" (3) each class shall have exclusive voting rights on any matter submitted to shareholders that relates to its administrative services, shareholder services or distribution arrangements; (4) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (5) each class may have separate and distinct exchange privileges; (6) each class may have different conversion features, and (7) each class may have separate account size requirements. Expenses currently designated as "Class Expenses" by the Corporation's Board of Directors under the Plan include, for example, transfer agency fees attributable to a specific class and certain securities registration fees.

In addition to the Scudder Shares class offered herein, the Fund offers three other classes of shares, which may have different fees and expenses (which may affect performance), may have different minimum investment requirements and are entitled to different services.

Each share of a class of the Fund shall be entitled to one vote (or fraction thereof in respect of a fractional share) on matters that such shares (or class of shares) shall be entitled to vote. Shareholders of the Fund shall vote together on any matter, except to the extent otherwise required by the 1940 Act, or when the Board of Directors of the Corporation has determined that the matter affects only the interest of shareholders of one or more classes of the Fund, in which case only the shareholders of such class or classes of the Fund shall be entitled to vote thereon. Any matter shall be deemed to have been effectively acted upon with respect to the Fund if acted upon as provided in Rule 18f-2 under the 1940 Act, or any successor rule, and in the Corporation's charter.


Investment adviser

The Fund retains the investment management firm of Scudder Kemper Investments, Inc., a Delaware corporation formerly known as Scudder, Stevens & Clark, Inc., to manage its daily investment and business affairs subject to the policies established by the Board of Directors. The Directors have overall responsibility for the management of the Fund under Maryland law.

Scudder, Stevens & Clark, Inc. ("Scudder"), and Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, have formed a new global investment organization by combining Scudder's business with that of Zurich's subsidiary, Zurich Kemper Investments, Inc. and Scudder has changed its name to Scudder Kemper Investments, Inc. As a result of the transaction, Zurich owns approximately 70% of the Adviser, with the balance owned by the Adviser's officers and employees.

For the fiscal year ended October 31, 1997, the Adviser received an investment management fee of 1.10% of average daily net assets on an annual basis. The fee is payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.

The fee is higher than that charged to most other funds. However, management of the Fund involves analyzing companies, markets and economies throughout the world and the management fee is not necessarily higher than the fees charged to funds with similar investment objectives and policies.


All the Fund's expenses are paid out of gross investment income. Holders of Scudder Shares pay no direct charges or fees for investment services.

Scudder Kemper Investments, Inc., is located at 345 Park Avenue, New York, New York.

Like other mutual funds and financial and business organizations worldwide, the Fund could be adversely affected if computer systems on which the Fund relies, which primarily include those used by the Adviser, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. This risk is commonly called the Year 2000 Issue. Failure to successfully address the Year 2000 Issue could result in interruptions to and other material adverse effects on the Fund's business and operations. The Adviser has commenced a review of the Year 2000 Issue as it may affect the Fund and is taking steps it believes are reasonably designed to address the Year 2000 Issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 Issue will not have an adverse effect on the companies whose securities are held by the Fund or on global markets or economies generally.

Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Scudder Shares class of the Fund.

The Fund, on behalf of the Scudder Shares class, may enter into arrangements with banks and other institutions which are omnibus account holders of shares of the Scudder Shares class providing for the payment of fees to the institution for servicing and maintaining accounts of beneficial owners of the omnibus account. Such payments are expenses of the Scudder Shares class only.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the principal underwriter of the Scudder Shares class of the Fund. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Scudder Shares class of the Fund. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Fund accounting agent


Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Fund.

Custodian

Brown Brothers Harriman & Co. is the Fund's custodian.

  Transaction information

Scudder Shares are generally not available to new investors. Investors in the Fund as of April 15, 1998, can continue to purchase Scudder Shares. Shareowners of any fund or class of a fund in the Scudder Family of Funds as of April 15, 1998, and their immediate family members at the same address, may also purchase Scudder Shares. Certain other parties may be eligible to purchase Scudder Shares. Please see the Shares' Statement of Additional Information for more details, or call Scudder Investor Relations at 1-800-225-2470.


Purchasing Scudder Shares

Purchases are executed at the next calculated net asset value per Share after the Shares' transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")


By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption requests by telephone prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:
        The Scudder Funds
        State Street Bank and Trust Company
        Boston, MA 02101
        ABA Number 011000028
        DDA Account 9903-5552


Your wire instructions must also include:
-- the name of the fund and class in which the money is to be invested, -- the account number of the fund, and -- the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.


You may also make additional investments of $100 or more to your existing account by wire.

By telephone order. Existing shareholders may purchase shares at a certain day's price by calling 1-800-225-5163 before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on that day. Orders must be for $10,000 or more and cannot be for an amount greater than four times the value of your account at the time the order is placed. A confirmation with complete purchase information is sent shortly after your order is received. You must include with your payment the order number given at the time the order is placed. If payment by check or wire is not received within three business days, the order is subject to cancellation and the shareholder will be responsible for any loss to the Fund resulting from this cancellation. Telephone orders are not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

By "QuickBuy." If you elected "QuickBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases may not be for more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "QuickBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "QuickBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "QuickBuy" transactions are not available for most retirement plan accounts. However, "QuickBuy" transactions are available for Scudder IRA accounts.

By exchange. Scudder Shares may be exchanged for shares of other funds in the Scudder Family of Funds unless otherwise determined by the Board of Directors. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

Redeeming Scudder Shares

The Fund allows you to redeem Shares (i.e., sell them back to the Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell Shares. If you provided your banking information on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not include your banking information on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the transfer agent for the Shares has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

By "QuickSell." If you elected "QuickSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickSell," call 1-800-225-5163 for more information.


To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, Shares will be redeemed at the net asset value per Share calculated at the close of trading on the day of your call. "QuickSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.


"QuickSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $100,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

Telephone transactions


Shareholders automatically receive the ability to exchange Scudder Shares by telephone and the right to redeem by telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.


Share price


Purchases and redemptions, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per Share as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per Share is calculated by dividing the value of total Fund assets attributable to the Shares, less all liabilities of such Shares, by the total number of Shares outstanding.


Trading in securities on European and Far Eastern securities exchanges is normally completed before the close of regular trading on the Exchange. Trading on these foreign exchanges may not take place on all days on which there is regular trading on the Exchange, or may take place on days on which there is no regular trading on the Exchange. If events materially affecting the value of the Fund's portfolio securities occur between the time when these foreign exchanges close and the time when the Fund's net asset value is calculated, such securities may be valued at fair value as determined by the Corporation's Board of Directors.

Processing time

All purchase and redemption requests must be received in good order by the Fund's transfer agent. Those requests received by the close of regular trading on the Exchange are executed at the net asset value per Share calculated at the close of regular trading that day.

Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.


The Fund will normally send your redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of Shares recently purchased by check).

Purchase restrictions

Purchases and sales should be made for long-term investment purposes only. The Fund and Scudder Investor Services, Inc. each reserves the right to reject purchases of Fund shares (including exchanges) for any reason including when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Fund's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

Minimum balances

Holders of Scudder Shares should maintain a share balance worth at least $2,500, which amount may be changed by the Board of Directors. Scudder retirement plans and certain other accounts have similar or lower minimum balance requirements. A holder of Scudder Shares may open an account with at least $1,000, if an automatic investment plan of $100/month is established.


Holders of Scudder Shares who maintain a non-fiduciary account balance of less than $2,500 in the Fund, without establishing an automatic investment plan, will be assessed an annual $10.00 per fund charge with the fee to be paid to the Fund. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Retirement accounts and certain other accounts will not be assessed the $10.00 charge or be subject to automatic liquidation. Please refer to "Exchanges and Redemptions--Other Information" in the Shares' Statement of Additional Information for more information.


Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Redemption-in-kind

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Corporation has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of a share at the beginning of the period.


  Shareholder benefits

Experienced professional management

Scudder Kemper Investments, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing


Global Discovery Fund is managed by a team of investment professionals, each of whom plays an important role in the Fund's investment process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by the Adviser's large staff of economists, research analysts, traders, and other investment specialists who work in the Adviser's offices across the United States and abroad. The Adviser believes its team approach benefits Fund investors by bringing together many disciplines and leveraging its extensive resources.


Lead Portfolio Manager Gerald J. Moran has set the Fund's investment strategy and overseen its daily operation since the Fund was introduced in 1991. Mr. Moran joined the Adviser's equity research and management area in 1968 as an analyst, has focused on small company stocks since 1982 and has been a portfolio manager since 1985.

Sewall Hodges, Portfolio Manager, joined Scudder in 1995 and the team in 1996. Mr. Hodges, who has twelve years of experience in global analysis and portfolio management, focuses on the Fund's stock selection and research.

SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. (The exchange privilege may not be available for certain Scudder funds or classes thereof. For more information, please call 1-800-225-5163.) Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.


Personal Counsel(SM) -- A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder Kemper Investments, Inc., combines the benefits of a customized portfolio of no-load mutual funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1.25% or less of assets. In addition, it draws upon the Adviser's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Scudder Shares. Please call 1-800-225-5163 to request this feature.


Shareholder statements

You will receive a detailed statement summarizing account activity, including dividend and capital gain reinvestment, purchases and redemptions. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.


To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Annual Report for the Scudder Shares, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.


Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Investor Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Investor Centers in Boca Raton, Boston, Chicago, New York and San Francisco.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.

  Purchases


Opening              Minimum initial investment: $2,500; IRAs $1,000
an account           Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                     See appropriate plan literature.

 Make checks         o  By Mail              Send your completed and signed application and check
 payable to "The
 Scudder Funds."                                 by regular mail to:         or       by express, registered,
                                                                                      or certified mail to:

                                                 The Scudder Funds                    The Scudder Funds
                                                 P.O. Box 2291                        66 Brooks Drive
                                                 Boston, MA                           Braintree, MA  02184
                                                 02107-2291

                     o  By Wire              Please see Transaction information--Purchasing Scudder
                                             Shares--By wire for details, including the ABA wire transfer number. Then call 1-800-225-5163 for instructions.

                     o  In Person            Visit one of our Investor Centers to complete your application with the help of a Scudder representative. Investor Center locations are listed under Shareholder benefits.
 -----------------------------------------------------------------------------------------------------------------------
 Purchasing          Minimum additional investment: $100; IRAs $50
 additional          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
 shares              See appropriate plan literature.

 Make checks         o By Mail               Send a check with a Scudder investment slip, or with a  letter of
 payable to "The                             instruction including your account number and the  complete
Scudder Funds."                              Fund and class name, to the appropriate address listed  above.

                     o By Wire               Please see Transaction information--Purchasing Scudder
                                             Shares--By wire for details, including the ABA wire transfer number.

                     o In Person             Visit one of our Investor Centers to make an additional
                                             investment in your Scudder fund account. Investor Center
                                             locations are listed under Shareholder benefits.

                     o By Telephone          Please see Transaction information--Purchasing Scudder
                                             Shares--By QuickBuy or By telephone order for more details.

                     o  By Automatic         You may arrange to make investments on a regular basis
                        Investment Plan      through automatic  deductions from your bank checking
                        ($50 minimum)       account. Please call 1-800-225-5163  for more information and an enrollment form.

  Exchanges and redemptions


 Exchanging        Minimum investments:         $2,500 to establish a new account;
 shares                                         $100 to exchange among existing accounts

                   o By Telephone     To speak with a service representative, call 1-800-225-5163 from
                                      8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day).

 For information   o By Mail          Print or type your instructions and include:
 on exchanging to    or Fax             -   the name of the Fund and class and the  account  number you are
 other Scudder                              exchanging from;
 Funds, see                             -   your name(s) and address as they appear on your account;
 "Transaction                           -   the dollar amount or number of shares you wish to exchange;
 information--By                        -   the name of the Fund and class you are exchanging into;
 exchange."                             -   your signature(s) as it appears on your account; and
                                        -   a daytime telephone number.

                                      Send your instructions
                                      by regular mail to:      or   by express, registered,   or   by fax to:
                                                                    or certified mail to:
                                      The Scudder Funds             The Scudder Funds              1-800-821-6234
                                      P.O. Box 2291                 66 Brooks Drive
                                      Boston, MA 02107-2291         Braintree, MA  02184
 -----------------------------------------------------------------------------------------------------------------------
 Redeeming         o By Telephone
 shares                               To speak with a service representative,  call 1-800-225-5163 from
                                      8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $100,000 sent to your address of record.

                   o By Mail          Send your instructions for redemption to the appropriate address or fax number
                     or Fax           above and include:
                                        - the name of the Fund and class and account number you are redeeming from
                                        - your name(s) and address as they appear on your account;
                                        - the dollar amount or number of shares you wish to redeem;
                                        - your signature(s) as it appears on your account; and
                                        - a daytime telephone number.

                                      A signature guarantee is required for redemptions over $100,000.
                                      See Transaction information--Redeeming Scudder Shares.

                   o By Automatic     You may arrange to receive automatic cash payments periodically.
                     Withdrawal       Call 1-800-225-5163 for more information and an enrollment form.
                     Plan


  Scudder tax-advantaged retirement plans

Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of up to $2,000 per person for anyone with earned income (up to $2,000 per individual for married couples filing jointly, even if only one spouse has earned income). Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax-deferred basis. The Scudder No-Fee IRA charges you no annual custodial fee.

o Scudder Roth No-Fee IRAs. Similar to the traditional IRA in many respects, these retirement plans provide a unique opportunity for qualifying individuals to accumulate investment earnings tax free. Unlike a traditional IRA, with a Roth IRA, if you meet the distribution requirements, you can withdraw your money without paying any taxes on the earnings. No tax deduction is allowed for contributions to a Roth IRA. The Scudder Roth IRA charges you no annual custodial fee.

o 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans.

o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation. The Scudder SEP-IRA charges you no annual custodial fee.

o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA and most Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Scudder Investor Relations is a service provided through Scudder Investor Services, Inc., Distributor.

  Investment products and services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------

Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series--
    Premium  Shares*
    Managed Shares*
  Scudder Government Money Market
    Series--Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free  Money Market Series--Managed  Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited
    Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund
  Scudder Real Estate Investment Fund

U.S. Growth
-----------

  Value
    Scudder Large Company Value  Fund
    Scudder Value Fund***
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund***
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth
-------------

  Worldwide
    Scudder Global Fund
    Scudder International Growth and Income Fund
    Scudder International Fund
    Scudder Global Discovery Fund***
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Industry Sector Funds
---------------------

  Choice Series
    Scudder Financial Services Fund
    Scudder Health Care Fund
    Scudder Technology Fund

Retirement Programs and Education Accounts
--------------------------------------------------------------------------------

Retirement Programs
-------------------
  Traditional IRA
  Roth IRA
  SEP-IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan **+++ +++
    (a variable annuity)


Education Accounts
------------------
  Education IRA
  UGMA/UTMA


Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds or classes thereof may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. ***Only the Scudder Shares of the Fund are part of the Scudder Family of Funds. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various foreign stock exchanges.

 How to contact Scudder

Account Service and Information:

     For existing account service and transactions

          Scudder Investor Relations -- 1-800-225-5163

     For 24 hour account information, fund information, exchanges, and an overview of all the services available to you

          Scudder Electronic Account Services -- http://funds.scudder.com

     For personalized information about your Scudder accounts, exchanges and redemptions

          Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:

     For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions

          Scudder Investor Relations -- 1-800-225-2470
                                           Investor.Relations@scudder.com
          Scudder's World Wide Web Site -- http://funds.scudder.com

     For establishing 401(k) and 403(b) plans

          Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services:

     To receive information about this discount brokerage service and to obtain an application

          Scudder Brokerage Services* -- 1-800-700-0820

Personal Counsel(SM) -- A Managed Fund Portfolio Program:

     To receive information about this mutual fund portfolio guidance and management program

          Personal Counsel from Scudder -- 1-800-700-0183

Please address all correspondence to:

          The Scudder Funds
          P.O. Box 2291
          Boston, Massachusetts
          02107-2291

Or Stop by a Scudder Investor Center:

Many shareholders enjoy the personal, one-on-one service of the Scudder Investor Centers. Check for an Investor Center near you--they can be found in the following cities:
                   Boca Raton       Chicago           San Francisco
                   Boston           New York

Scudder Investor Relations and Scudder Investor Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061--Member NASD/SIPC.

                          KEMPER GLOBAL DISCOVERY FUND

                              CROSS-REFERENCE SHEET

                                                                          Location in Statement of
                          Item Number                                     Additional Information
                          of Form N-1A

      10.         Cover Page                                            Cover Page
      11.         Table of Contents...............................      Table of Contents
      12.         General Information and History.................      Inapplicable
      13.         Investment Objectives and Policies..............      Investment Restrictions; Investment Policies
                                                                        and Techniques
      14.         Management of the Fund..........................      Investment Manager and Underwriter;
                                                                        Officers and Directors
      15.         Control Persons and Principal Holders of
                  Securities......................................      Officers and Directors
      16.         Investment Advisory and Other Services..........      Investment Manager and Underwriter; Officers and
                                                                        Trustees
      17.         Brokerage Allocation and Other Practices........      Portfolio Transactions
      18.         Capital Stock and Other Securities..............      Dividends, Distributions and Taxes;
                                                                        Shareholder Rights
      19.         Purchase, Redemption and Pricing of
                  Securities Being Offered........................      Purchase and Redemption of Shares
      20.         Tax Status......................................      Dividends and Taxes
      21.         Underwriters....................................      Investment Manager and Underwriter
      22.         Calculation of Performance Data.................      Performance

                       STATEMENT OF ADDITIONAL INFORMATION
                                 April 16, 1998

                          KEMPER GLOBAL DISCOVERY FUND
               222 South Riverside Plaza, Chicago, Illinois 60606
                                 1-800-621-1048


      This Statement of Additional Information is not a prospectus. It is the Statement of Additional Information for Kemper Global Discovery Fund Class A, B and C Shares (the "Shares" or "Kemper Shares") of Global Discovery Fund (the "Fund"), a diversified series of Scudder Global Fund, Inc., an open-end management investment company (the "Corporation"). This Statement of Additional Information should be read in conjunction with the prospectus of the Fund dated April 16, 1998 regarding the Kemper Shares. The prospectus may be obtained without charge from the Fund at the address or telephone number on this cover or the firm from which this Statement of Additional Information was received.


                                 ---------------

                                TABLE OF CONTENTS

                                                     Page
                      Investment Restrictions......  ____

                      Investment Policies and
                      Techniques...................  ____

                      Dividends, Distributions and
                      Taxes........................  ____

                      Investment Manager and
                      Underwriter..................  ____

                      Portfolio Transactions.......  ____

                      Purchase and Redemption of
                      Shares.......................  ____

                      Performance..................  ____

                      Officers and Directors.......  ____

                      Shareholder Rights...........  ____

Scudder Kemper Investments, Inc. (the "Adviser") serves as the Fund's investment manager.

KEUF-13 4/97                           (RECYCLED LOGO) printed on recycled paper

INVESTMENT RESTRICTIONS

      The Fund has adopted certain fundamental investment restrictions which cannot be changed without approval of a "majority" of its outstanding voting shares. As defined in the Investment Company Act of 1940, as amended (the "1940 Act"), this means the lesser of (1) 67% of the Fund's shares present at a meeting where more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the Fund's outstanding shares.

      The Fund may not, as a fundamental policy:

      1. borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

      2. issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

      3. purchase physical commodities or contracts relating to physical commodities;

      4. concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

      5. engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

      6. purchase or sell real estate, which term does not include securities or companies which deal in real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities; or

      7. make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

      As a matter of nonfundamental policy, the Fund may not:

      (1) borrow money in an amount greater than 5% of its total assets, except (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Fund's registration statement which may be deemed to be borrowings;

      (2) enter into either of reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets;

      (3) purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments, (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

      (4) purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

      (5) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

      (6) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and

      (7) lend portfolio securities in an amount greater than 5% of its total assets.

      If a percentage restriction on investment or utilization of assets as set forth under "Investment Restrictions" and "Other Investment Policies" above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or the total cost of the Fund's assets will not be considered a violation of the restriction.

      Master/feeder fund structure. At special meetings of shareholders, a majority of the shareholders of the Fund approved a proposal which gives the Fund's Board of Directors the discretion to retain the current distribution arrangement for the Fund while investing in a master fund in a master/feeder fund structure as described below.

      A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

INVESTMENT POLICIES AND TECHNIQUES

GENERAL. The Fund seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world. The Fund is designed for investors looking for above-average appreciation potential (when compared with the overall domestic stock market as reflected by Standard & Poor's 500 Composite Price Index) and the benefits of investing globally, but who are willing to accept above-average stock market risk, the impact of currency fluctuation and little or no current income.

      In pursuit of its objective, the Fund generally invests in small, rapidly growing companies which offer the potential for above-average returns relative to larger companies, yet are frequently overlooked and thus undervalued by the market. The Fund has the flexibility to invest in any region of the world. It can invest in companies based in emerging markets, typically in the Far East, Latin America and Eastern Europe, as well as in firms operating in developed economies, such as those of the United States, Japan and Western Europe.


      The Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"), invests the Fund's assets in companies it believes offer above-average earnings, cash flow or asset growth potential. It also invests in companies which may receive greater market recognition over time. The Adviser believes that these factors offer significant opportunity for long-term capital appreciation. The Adviser evaluates investments for the Fund from both a macroeconomic and microeconomic perspective, using fundamental analysis, including field research. The Adviser analyzes the growth potential and relative value of possible investments. When evaluating an individual company, the Adviser takes into consideration numerous factors, including the depth and quality of management; a company's product line, business strategy and competitive position; research and development efforts; financial strength, including degree of leverage; cost structure; revenue and earnings growth potential; price-earnings ratios and other stock valuation measures. Secondarily, the Adviser weighs the attractiveness of the country and region in which a company is located.

      While the Fund's Adviser believes that smaller, lesser-known companies can offer greater growth potential than larger, more established firms, the former also involve greater risk and price volatility. To help reduce risk, the Fund expects, under usual market conditions, to diversify its portfolio widely by company, industry and country. Under normal circumstances, the Fund invests at least 65% of its total assets in the equity securities of small companies. The Fund intends to allocate investments among at least three countries at all times, one of which may be the United States.

      The Fund invests primarily in companies whose individual equity market capitalization would place them in the same size range as companies in approximately the lowest 20% of world market capitalization as represented by the Salomon Brothers Broad Market Index, an index comprised of equity securities of more than 6,500 small-, medium- and large-sized companies based in 22 markets around the globe. Based on this policy, the companies represented in the Fund's portfolio typically will have individual equity market capitalizations of between approximately $50 million and $2 billion, although the Fund will be free to invest in smaller capitalization issues. Furthermore, the median market capitalization of the companies in which the Fund invests will not exceed $750 million.

      The equity securities in which the Fund may invest consist of common stocks, preferred stocks (either convertible or nonconvertible), rights and warrants. These securities may be listed on the U.S. or foreign securities exchanges or traded over-the-counter. For capital appreciation purposes, the Fund may purchase notes, bonds, debentures, government securities and zero coupon bonds (any of which may be convertible or nonconvertible). The Fund may invest in foreign securities and American Depositary Receipts which may be sponsored or unsponsored. The Fund may also invest in closed-end investment companies holding foreign securities, enter into repurchase agreements and engage in strategic transactions. For temporary defensive purposes, the Fund may, during periods in which conditions in securities markets warrant, invest without limit in cash and cash equivalents. It is impossible to accurately predict for how long such alternative strategies will be utilized. More information about investment techniques is provided under "Specialized Investment Techniques of the Funds."

Small Company Risk. The Adviser believes that smaller companies often have sales and earnings growth rates which exceed those of larger companies, and that such growth rates may in turn be reflected in more rapid share price appreciation over time. However, investing in smaller company stocks involves greater risk than is customarily associated with investing in larger, more established companies. For example, smaller companies can have limited product lines, markets, or financial and managerial resources. Smaller companies may also be dependent on one or a few key persons, and may be more susceptible to losses and risks of bankruptcy. Also, the securities of smaller companies may be thinly traded (and therefore have to be sold at a discount from current market prices or sold in small lots over an extended period of time). Transaction costs in smaller company stocks may be higher than those of larger companies.


Foreign Securities. The Fund is intended to provide individual and institutional investors with an opportunity to invest a portion of their assets in a diversified portfolio of securities of U.S. and foreign companies located worldwide and is designed for long-term investors who can accept international investment risk. The Fund is designed for investors who can accept currency and other forms of international investment risk. The Adviser believes that allocation of the Fund's assets on a global basis decreases the degree to which events in any one country, including the U.S., will affect an investor's entire investment holdings. In the period since World War II, many leading foreign economies have grown more rapidly than the U.S. economy and from time to time have had interest rate levels that had a higher real return than the U.S. bond market. Consequently, the securities of foreign issuers have provided attractive returns relative to the returns provided by the securities of U.S. issuers, although there can be no assurance that this will be true in the future.

      Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and which may affect the Fund's performance favorably or unfavorably. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign stock markets, while growing in volume of trading activity, have substantially less volume than that of the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. Similarly, volume and liquidity in most foreign bond markets is less than that in the U.S. market and at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Fixed commissions on some foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Adviser will endeavor to achieve the most favorable net results on the Fund's portfolio transactions. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts. There is generally less government supervision and regulation of business and industry practices, securities exchanges, brokers and listed companies than in the U.S. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of confiscatory or withholding taxation, political, social or economic instability, or diplomatic developments which could affect U.S. investments in those countries. Investments in foreign securities may also entail certain risks, such as possible currency blockages or transfer restrictions, and the difficulty of enforcing rights in other countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Adviser seeks to mitigate the risks to the Fund associated with the foregoing considerations through investment variation and continuous professional management.

Eastern Europe. Investments in companies domiciled in Eastern European countries may be subject to potentially greater risks than those of other foreign issuers. These risks include (i) potentially less social, political and economic stability; (ii) the small current size of the markets for such securities and the low volume of trading, which result in less liquidity and in greater price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries, or in the countries of the former Soviet Union. The Fund may invest up to 5% of its total assets in the securities of issuers domiciled in Eastern European countries.

      Investments in such countries involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of East European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there may be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in East European countries. Finally, even though certain East European currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to the Fund's shareholders.

Foreign Currencies. Investments in foreign securities usually will involve currencies of foreign countries. Moreover, the Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase forward foreign currency contracts, foreign currency futures contracts and options on such contracts. Because of these factors, the value of the assets of a Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. Although the Fund's custodian values each Fund's assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward or futures contracts to purchase or sell foreign currencies.

      Because the Fund normally will be invested in both U.S. and foreign securities markets, changes in the Fund's share price may have a low correlation with movements in the U.S. markets. The Fund's share price will reflect the movements of both the different stock and bond markets in which it is invested and of the currencies in which the investments are denominated; the strength or weakness of the U.S. dollar against foreign currencies may account for part of the Fund's investment performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from different markets may vary significantly. The Fund invests in many securities markets around the world in an attempt to take advantage of opportunities wherever they may arise.

Investing in Emerging Markets. Most emerging securities markets may have substantially less volume and are subject to less government supervision than U.S. securities markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. In addition, there is less regulation of securities exchanges, securities dealers, and listed and unlisted companies in emerging markets than in the U.S.

       Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions. Delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no cash is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Costs associated with transactions in foreign securities are generally higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency.

      Foreign investment in certain emerging market debt obligations is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging markets debt obligations and increase the costs and expenses of the Fund. Certain emerging markets require prior governmental approval of investments by foreign persons, limit the amount of investment by foreign persons in a particular company, limit the investment by foreign persons only to a specific class of securities of a company that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain emerging markets may also restrict investment opportunities in issuers in industries deemed important to national interest.

      Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

      In the course of investment in emerging market debt obligations, the Fund will be exposed to the direct or indirect consequences of political, social and economic changes in one or more emerging markets. Political changes in emerging market countries may affect the willingness of an emerging market country governmental issuer to make or provide for timely payments of its obligations. The country's economic status, as reflected, among other things, in its inflation rate, the amount of its external debt and its gross domestic product, also affects its ability to honor its obligations. While the Fund manages its assets in a manner that will seek to minimize the exposure to such risks, and will further reduce risk by owning the bonds of many issuers, there can be no assurance that adverse political, social or economic changes will not cause the Fund to suffer a loss of value in respect of the securities in the Fund's portfolio.

       The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Fund's securities in such markets may not be readily available. The Corporation may suspend redemption of its shares for any period during which an emergency exists, as determined by the Securities and Exchange Commission (the "SEC"). Accordingly if the Fund believes that appropriate circumstances exist, it will promptly apply to the SEC for a determination that an emergency is present. During the period commencing from the Fund's identification of such condition until the date of the SEC action, the Fund's securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Corporation's Board of Directors.

       Volume and liquidity in most foreign bond markets are less than in the U.S. and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of business and industry practices, securities exchanges, brokers, dealers and listed companies than in the U.S. Mail service between the U.S. and foreign countries may be slower or less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain emerging markets, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect the Fund's investments in those countries. Moreover, individual emerging market economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The chart below sets forth the risk ratings of selected emerging market countries' sovereign debt securities.

   Sovereign Risk Ratings for Selected Emerging Market Countries as of 2/1/98
        (Source: J.P. Morgan Securities, Inc., Emerging Markets Research)

             Country              Moody's              Standard & Poor's

             Chile                Baa1                 A-
             Turkey               Ba3                  B+
             Mexico               Ba2                  BB
             Czech Republic       Baa1                 A
             Hungary              Baa3                 BBB-
             Colombia             Baa3                 BBB-
             Venezuela            Ba2                  B
             Morocco              NR                   NR
             Argentina            B1                   BB-
             Brazil               B1                   B+
             Poland               Baa3                 BBB-
             Ivory Coast          NR                   NR

      The Fund may have limited legal recourse in the event of a default with respect to certain debt obligations it holds. If the issuer of a fixed-income security owned by the Fund defaults, the Fund may incur additional expenses to seek recovery. Debt obligations issued by emerging market country governments differ from debt obligations of private entities; remedies from defaults on debt obligations issued by emerging market governments, unlike those on private debt, must be pursued in the courts of the defaulting party itself. The Fund's ability to enforce its rights against private issuers may be limited. The ability to attach assets to enforce a judgment may be limited. Legal recourse is therefore somewhat diminished. Bankruptcy, moratorium and other similar laws applicable to private issuers of debt obligations may be substantially different from those of other countries. The political context, expressed as an emerging market governmental issuer's willingness to meet the terms of the debt obligation, for example, is of considerable importance. In addition, no assurance can be given that the holders of commercial bank debt may not contest payments to the holders of debt obligations in the event of default under commercial bank loan agreements. With four exceptions, (Panama, Cuba, Costa Rica and Yugoslavia), no sovereign emerging markets borrower has defaulted on an external bond issue since World War II.

      Income from securities held by the Fund could be reduced by a withholding tax on the source or other taxes imposed by the emerging market countries in which the Fund makes its investments. The Fund's net asset value may also be affected by changes in the rates or methods of taxation applicable to the Fund or to entities in which the Fund has invested. The Adviser will consider the cost of any taxes in determining whether to acquire any particular investments, but can provide no assurance that the taxes will not be subject to change.

      Many emerging markets have experienced substantial, and in some periods extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, wage and price controls have been imposed in certain countries. Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

      Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Certain emerging market governmental issuers have not been able to make payments of interest on or principal of debt obligations as those payments have come due. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of those issuers.

      Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in any given country. As a result, government actions in the future could have a significant effect on economic conditions in emerging markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in the Fund's portfolio. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments have occurred frequently over the history of certain emerging markets and could adversely affect the Fund's assets should these conditions recur.

      The ability of emerging market country governmental issuers to make timely payments on their obligations is likely to be influenced strongly by the issuer's balance of payments, including export performance, and its access to international credits and investments. An emerging market whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of those commodities. Increased protectionism on the part of an emerging market's trading partners could also adversely affect the country's exports and diminish its trade account surplus, if any. To the extent that emerging markets receive payment for its exports in currencies other than dollars or non-emerging market currencies, its ability to make debt payments denominated in dollars or non-emerging market currencies could be affected.

      To the extent that an emerging market country cannot generate a trade surplus, it must depend on continuing loans from foreign governments, multilateral organizations or private commercial banks, aid payments from foreign governments and on inflows of foreign investment. The access of emerging markets to these forms of external funding may not be certain, and a withdrawal of external funding could adversely affect the capacity of emerging market country governmental issuers to make payments on their obligations. In addition, the cost of servicing emerging market debt obligations can be affected by a change in international interest rates since the majority of these obligations carry interest rates that are adjusted periodically based upon international rates.

      Another factor bearing on the ability of emerging market countries to repay debt obligations is the level of international reserves of the country. Fluctuations in the level of these reserves affect the amount of foreign exchange readily available for external debt payments and thus could have a bearing on the capacity of emerging market countries to make payments on these debt obligations.

Investing in Latin America. Investing in securities of Latin American issuers may entail risks relating to the potential political and economic instability of certain Latin American countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.

      The securities markets of Latin American countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the U.S. Disclosure and regulatory standards are in many respects less stringent than U.S. standards. Furthermore, there is a lower level of monitoring and regulation of the markets and the activities of investors in such markets.

      The limited size of many Latin American securities markets and limited trading volume in the securities of Latin American issuers compared to volume of trading in the securities of U.S. issuers could cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on in-depth fundamental analysis, may decrease the value and liquidity of portfolio securities.

      The Fund may invest a portion of its assets in securities denominated in currencies of Latin American countries. Accordingly, changes in the value of these currencies against the U.S. dollar may result in corresponding changes in the U.S. dollar value of the Fund's assets denominated in those currencies.

      Some Latin American countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, there is risk that certain Latin American countries may restrict the free conversion of their currencies into other currencies. Further, certain Latin American currencies may not be internationally traded. Certain of these currencies have experienced a steep devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund's net asset value.

      The economies of individual Latin American countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Certain Latin American countries have experienced high levels of inflation which can have a debilitating effect on an economy, although some have begun to control inflation in recent years through prudent economic policies. Furthermore, certain Latin American countries may impose withholding taxes on dividends payable to a Fund at a higher rate than those imposed by other foreign countries. This may reduce a Fund's investment income available for distribution to shareholders.

      Certain Latin American countries such as Argentina, Brazil and Mexico are among the world's largest debtors to commercial banks and foreign governments. At times, certain Latin American countries have declared moratoria on the payment of principal and/or interest on outstanding debt.

      Latin America is a region rich in natural resources such as oil, copper, tin, silver, iron ore, forestry, fishing, livestock and agriculture. The region has a large population (roughly 300 million) representing a large domestic market. Economic growth was strong in the 1960s and 1970s, but slowed dramatically (and in some instances was negative) in the 1980s as a result of poor economic policies, higher international interest rates, and the denial of access to new foreign capital. Although a number of Latin American countries are currently experiencing lower rates of inflation and higher rates of real growth in gross domestic product than they have in the past, other Latin American countries continue to experience significant problems, including high inflation rates and high interest rates. Capital flight has proven a persistent problem and external debt has been forcibly restructured. Political turmoil, high inflation, capital repatriation restrictions, and nationalization have further exacerbated conditions.

      Governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in those countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments, such as military coups, have occurred in the past and could also adversely affect a Fund's investments in this region.

      Changes in political leadership, the implementation of market oriented economic policies, such as privatization, trade reform and fiscal and monetary reform are among the recent steps taken to renew economic growth. External debt is being restructured and flight capital (domestic capital that has left home country) has begun to return. Inflation control efforts have also been implemented. Free Trade Zones are being discussed in various areas around the region, the most notable being a free zone among Mexico, the U.S. and Canada and another zone among four countries in the southernmost point of Latin America. Currencies are typically weak, but most are now relatively free floating, and it is not unusual for the currencies to undergo wide fluctuations in value over short periods of time due to changes in the market.

Investing in the Pacific Basin. Economies of individual Pacific Basin countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, interest rate levels, and balance of payments position. Of particular importance, most of the economies in this region of the world are heavily dependent upon exports, particularly to developed countries, and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the U.S. and other countries with which they trade. These economies also have been and may continue to be negatively impacted by economic conditions in the U.S. and other trading partners, which can lower the demand for goods produced in the Pacific Basin.

      With respect to the Peoples Republic of China and other markets in which each Fund may participate, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments that could adversely impact a Pacific Basin country or the Fund's investment in the debt of that country.

      Foreign companies, including Pacific Basin companies, are not generally subject to uniform accounting, auditing and financial reporting standards, practices and disclosure requirements comparable to those applicable to U.S. companies. Consequently, there may be less publicly available information about such companies than about U.S. companies. Moreover, there is generally less government supervision and regulation in the Pacific Basin than in the U.S.

Investing in Europe. Most Eastern European nations, including Hungary, Poland, Czech Republic, Slovak Republic, and Romania have had centrally planned, socialist economies since shortly after World War II. A number of their governments, including those of Hungary, the Czech Republic, and Poland are currently implementing or considering reforms directed at political and economic liberalization, including efforts to foster multi-party political systems, decentralize economic planning, and move toward free market economies. At present, no Eastern European country has a developed stock market, but Poland, Hungary, and the Czech Republic have small securities markets in operation. Ethnic and civil conflict currently rage through the former Yugoslavia. The outcome is uncertain.

      Both the European Community (the "EC") and Japan, among others, have made overtures to establish trading arrangements and assist in the economic development of the Eastern European nations. A great deal of interest also surrounds opportunities created by the reunification of East and West Germany. Following reunification, the Federal Republic of Germany has remained a firm and reliable member of the EC and numerous other international alliances and organizations. To reduce inflation caused by the unification of East and West Germany, Germany has adopted a tight monetary policy which has led to weakened exports and a reduced domestic demand for goods and services. However, in the long-term, reunification could prove to be an engine for domestic and international growth.

      The conditions that have given rise to these developments are changeable, and there is no assurance that reforms will continue or that their goals will be achieved.

      Portugal is a genuinely emerging market which has experienced rapid growth since the mid-1980s, except for a brief period of stagnation over 1990-91. Portugal's government remains committed to privatization of the financial system away from one dependent upon the banking system to a more balanced structure appropriate for the requirements of a modern economy. Inflation continues to be about three times the EC average.

      Economic reforms launched in the 1980s continue to benefit Turkey in the 1990s. Turkey's economy has grown steadily since the early 1980s, with real growth in per capita Gross Domestic Product (the "GDP") increasing more than 6% annually. Agriculture remains the most important economic sector, employing approximately 55% of the labor force, and accounting for nearly 20% of GDP and 20% of exports. Inflation and interest rates remain high, and a large budget deficit will continue to cause difficulties in Turkey's substantial transformation to a dynamic free market economy.

      Like many other Western economies, Greece suffered severely from the global oil price hikes of the 1970s, with annual GDP growth plunging from 8% to 2% in the 1980s, and inflation, unemployment, and budget deficits rising sharply. The fall of the socialist government in 1989 and the inability of the conservative opposition to obtain a clear majority have led to business uncertainty and the continued prospects for flat economic performance. Once Greece has sorted out its political situation, it will have to face the challenges posed by the steadily increasing integration of the EC, including the progressive lowering of trade and investment barriers. Tourism continues as a major industry, providing a vital offset to a sizable commodity trade deficit.

      Securities traded in certain emerging European securities markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries had expropriated a large amount of property, the claims of which have not been entirely settled. There can be no assurance that the Fund's investments in Eastern Europe would not also be expropriated, nationalized or otherwise confiscated. Finally, any change in leadership or policies of Eastern European countries, or countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

Investing in Africa. Africa is a continent of roughly 50 countries with a total population of approximately 840 million people. Literacy rates (the percentage of people who are over 15 years of age and who can read and write) are relatively low, ranging from 20% to 60%. The primary industries include crude oil, natural gas, manganese ore, phosphate, bauxite, copper, iron, diamond, cotton, coffee, cocoa, timber, tobacco, sugar, tourism and cattle.

      Many of the countries are fraught with political instability. However, there has been a trend over the past five years toward democratization. Many countries are moving from a military style, Marxist, or single party government to a multi-party system. Still, there remain many countries that do not have a stable political process. Other countries have been enmeshed in civil wars and border clashes.

      Economically, the Northern Rim countries (including Morocco, Egypt and Algeria) and Nigeria, Zimbabwe and South Africa are the wealthier countries on the continent. The market capitalization of these countries has been growing recently as more international companies invest in Africa and as local companies start to list on the exchanges. However, religious and ethnic strife has been a significant source of instability.

      On the other end of the economic spectrum are countries, such as Burkinafaso, Madagascar and Malawi, that are considered to be among the poorest or least developed in the world. These countries are generally landlocked or have poor natural resources. The economies of many African countries are heavily dependent on international oil prices. Of all the African industries, oil has been the most lucrative, accounting for 40% to 60% of many countries' GDP. However, general decline in oil prices has had an adverse impact on many economies.

Debt Securities. If the Adviser determines that the capital appreciation on debt securities is likely to exceed that of common stocks, the Fund may invest in debt securities of foreign and U.S. issuers. Portfolio debt investments will be selected on the basis of capital appreciation potential, by evaluating, among other things, potential yield, if any, credit quality, and the fundamental outlooks for currency and interest rate trends in different parts of the world, taking into account the ability to hedge a degree of currency or local bond price risk. The Fund may purchase "investment-grade" bonds, which are those rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or, if unrated, judged to be of equivalent quality as determined by the Adviser. Bonds rated Baa or BBB may have speculative elements as well as investment-grade characteristics. The Fund may also invest up to 5% of its net assets in debt securities which are rated below investment-grade, that is, rated below Baa by Moody's or below BBB by S&P and in unrated securities of equivalent quality.

High Yield/High Risk Securities. Below investment-grade securities (rated Ba and lower by Moody's and BB and lower by S&P) or unrated securities of equivalent quality, in which the Fund may invest up to 5% of its net assets, carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories and are considered speculative. The lower the ratings of such debt securities, the greater their risks render them like equity securities. See the Appendix to this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

      Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have a greater adverse impact on the value of such obligations than on comparable higher quality debt securities. During an economic downturn or period of rising interest rates, highly leveraged issues may experience financial stress which could adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect the Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

      The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of the Fund to accurately value high yield securities in the Fund's portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

      Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is the policy of the Adviser not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of the Fund's investment objective by investment in such securities may be more dependent on the Adviser's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of such security.

      Prices for below investment-grade securities may be affected by legislative and regulatory developments. For example, new federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, Congress has from time to time considered legislation which would restrict or eliminate the corporate tax deduction for interest payments in these securities and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type. For more information regarding tax issues related to high yield securities, see "TAXES."

Convertible Securities. The Fund may invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features.

      The convertible securities in which the Fund may invest are either fixed income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

      As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

      Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non--convertible securities.

      Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes ("LYONs"(TM)). Zero coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon convertible securities offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks as they usually are issued with shorter maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

Illiquid Securities. The Fund may occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or the availability of an exemption from registration (such as Rules 144 or 144A) or because they are subject to other legal or contractual delays in or restrictions on resale.

      Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the 1933 Act. The Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public, and in such event the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.

Repurchase Agreements. The Fund may enter into repurchase agreements with member banks of the Federal Reserve System, with any domestic or foreign broker/dealer which is recognized as a reporting government securities dealer, any foreign bank, if the repurchase agreement is fully secured by government securities of the particular foreign jurisdiction, if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations the Fund may purchase, or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's or S&P.

      A repurchase agreement provides a means for the Fund to earn income on assets for periods as short as overnight. It is an arrangement under which the Fund acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Obligations subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price upon repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the' custodian or in the Federal Reserve Book Entry system.

      For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to that Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. To protect against such potential loss, if the market value (including interest) of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities. A repurchase agreement with foreign banks may be available with respect to government securities of the particular foreign jurisdiction, and such repurchase agreements involve risks similar to repurchase agreements with U.S. entities.

When-Issued Securities. The Fund may from time to time purchase securities on a "when-issued" or "forward delivery" basis for payment and delivery at a later date. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities takes place at a later date. During the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is the Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued or forward delivery securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. At the time of settlement, the market value of the when-issued or forward delivery securities may be more or less than the purchase price. The Fund does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis.

Lending of Portfolio Securities. The Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the SEC, such loans may be made to member firms of the New York Stock Exchange (the "Exchange"), and would be required to be secured continuously by collateral in cash, U.S. Government securities or other high grade debt obligations maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. The Fund would have the right to call a loan and obtain the securities loaned on no more than five days' notice. During the existence of a loan, the Fund would continue to receive the equivalent of the interest paid by the issuer on the securities loaned and would also receive compensation based on investment of the collateral. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. If the Fund determines to make securities loans, the value of the securities loaned will not exceed 30% of the value of the Fund's total assets at the time any loan is made.


Borrowing. As a matter of fundamental policy, each Fund will not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. While the Trustees do not currently intend to borrow for investment leverage purposes, if such a strategy were implemented in the future it would increase the Fund's volatility and the risk of loss in a declining market. Borrowing by a Fund will involve special risk considerations. Although the principal of a Fund's borrowings will be fixed, a Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.


STRATEGIC TRANSACTIONS AND DERIVATIVES. The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of the Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

      In the course of pursuing these investment strategies, the Fund may purchase and sell exchange listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not to create leveraged exposure in the Fund.


      Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

GENERAL CHARACTERISTICS OF OPTIONS. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

      A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

      With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

      The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

      The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

      OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

      Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short---term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Adviser. The staff of the SEC currently takes the position that OTC options purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 10% of its assets in illiquid securities.

      If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

      The Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.


      The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities, indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

      The Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

      The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. The Fund may engage in currency transactions with Counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or are determined to be of equivalent credit quality by the Adviser.

      The Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

      The Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

      The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

      To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the Fund's securities denominated in correlated currencies. For example, if the Adviser considers that the Austrian schilling is correlated to the German deutschemark (the "D-mark"), the Fund holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If the Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below.


Risks Of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.


Combined Transactions. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the Fund may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

      The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar Instruments. The Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate cash or liquid assets equal to the exercise price.

      Except when the Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations or to segregate cash or liquid assets equal to the amount of the Fund's obligation.

      OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

      In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

      With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

      Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

      The Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Code for qualification as a regulated investment company. (See "TAXES.")

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS. The Fund intends to follow the practice of distributing substantially all of its investment company taxable income which includes any excess of net realized short-term capital gains over net realized long-term capital losses. The Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, the Fund may retain all or part of such gain for reinvestment, after paying the related federal taxes for which shareholders may then be able to claim a credit against their federal tax liability. If the Fund does not distribute the amount of capital gain and/or net investment income required to be distributed by an excise tax provision of the Code, the Fund may be subject to that excise tax. In certain circumstances, the Fund may determine that it is in the interest of shareholders to distribute less than the required amount. (See "TAXES.")

      The Fund intends to distribute investment company taxable income, exclusive of net short-term capital gains in excess of net long-term capital losses, in March, June, September and December each year. Distributions of net capital gains realized during each fiscal year will be made annually in December. Additional distributions, including distributions of net short-term capital gains in excess of net long-term capital losses, may be made, if necessary.

      The level of income dividends per share (as a percentage of net asset value) will be lower for Class B and Class C shares than for Class A shares primarily as a result of the distribution services fee applicable to Class B and Class C shares. Distributions of capital gains, if any, will be paid in the same amount for each class.

      Dividends will be reinvested in Shares of the same class of the Fund unless shareholders indicate in writing that they wish to receive them in cash or in shares of other Kemper Funds as provided in the prospectus.

TAXES. The Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, and has qualified as such since its inception. The Fund intends to continue to qualify for such treatment. Such qualification does not involve governmental supervision or management of investment practices or policy.

      A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code. The Fund intends to distribute at least annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the Funds may determine that it is in the interest of shareholders to distribute less than that amount.

      The Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires the Fund to distribute to shareholders during a calendar year an amount equal to at least 98% of the Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

      Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses, if any. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the Fund.

      If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by a Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 20% or 28% capital gains rate (depending on the Fund's holding period for the assets giving rise to the gain), will be able to claim a relative share of federal income taxes paid by the Fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on Fund shares by the difference between a pro rata share of such gains owned and the individual tax credit.

      Distributions of investment company taxable income are taxable to shareholders as ordinary income.

      Dividends from domestic corporations are expected to comprise some portion of the Fund's gross income. To the extent that such dividends constitute any of the Fund's gross income, a portion of the income distributions of the Fund will be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the Fund shares, or the underlying shares of stock held by the Fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholders or the Fund, as the case may be, for less than 46 days.

      Properly designated distributions of the excess of net long-term capital gains over net short-term capital losses which a Fund designates as "capital gains dividends" are taxable to individual shareholders at a maximum 20% or 28% capital gains rate (depending on the Fund's holding period for the assets giving rise to the gain), regardless of the length of time the shares of a Fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

      Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

      All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends and capital gains distributions declared in October, November or December and payable to shareholders of record in such a month will be deemed to have been received by shareholders on December 31 if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

      An individual may make a deductible IRA contribution of up to $2,000 or, if less, the amount of the individual's earned income for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000; $25,050 for a single individual, with a phase-out for adjusted gross income between $25,050 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA (up to $2,000 per individual for married couples if only one spouse has earned income) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

      Distributions by the Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

      Dividend and interest income received by the Fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

      The Fund intends to qualify for and may make the election permitted under
Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign countries (which taxes relate primarily to investment income). The Fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the Fund at the close of the taxable year consists of securities in foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.

      Equity options (including options on stock and options on narrow-based stock indices) and over-the-counter options on debt securities written or purchased by the Fund will be subject to tax under Section 1234 of the Code. In general, no loss is recognized by the Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e., long-term or short-term) will generally depend in the case of a lapse or sale of the option on the Fund's holding period for the option and in the case of an exercise of the option on the Fund's holding period for the underlying stock. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or substantially identical security in the Fund's portfolio. If the Fund writes a put or call option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as a short-term capital gain or loss. If a call option written by the Fund is exercised any resulting gain or loss is a short-term or long-term capital gain or loss depending on the holding period of the underlying security. The exercise of a put option written by the Fund is not a taxable transaction for the Fund.

      Many futures contracts (including foreign currency futures contracts) entered into by the Fund, certain forward foreign currency contracts, and all listed nonequity options written or purchased by the Fund (including options on debt securities, options on futures contracts, options on securities indices and options on broad-based stock indices) will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of the Fund's fiscal year, all outstanding Section 1256 positions will be marked-to-market (i.e. treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in the Fund's portfolio. Under Section 988 of the Code, discussed below, foreign currency gains or loss from foreign currency related forward contracts, certain futures and similar financial instruments entered into or acquired by the Fund will be treated as ordinary income or loss.

      Subchapter M requires that the Fund realize less than 30% of its annual gross income from the sale or other disposition of stock, securities and certain options, futures and forward contracts held for less than three months. The Fund's options, futures and forward transactions may increase the amount of gains realized by the Fund that are subject to this 30% limitation. Accordingly, the amount of such transactions that a Fund may undertake may be limited.

      Positions of the Fund which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes the Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stock or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for any "qualified covered call options" on stock written by the Fund.

      Positions of the Fund which consist of at least one position not governed by Section 1256 and at least one futures contract or forward contract or nonequity option governed by Section 1256 which substantially diminishes the Fund's risk of loss with respect to such other position will be treated as a "mixed straddle." Mixed straddles are subject to the straddle rules of Section 1092 of the Code, and may result in the deferral of losses if the non-Section 1256 position is in an unrealized gain at the end of a reporting period.

      Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

      A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the Fund which must be distributed to shareholders in order to maintain the qualification of the Fund as a regulated investment company and to avoid federal income tax at the level of the Fund. Shareholders will be subject to income tax on such original issue discount, whether or not they elect to receive their distributions in cash.

      If the Fund invests in stock of certain passive foreign investment companies, the Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.

      Proposed regulations have been issued which may allow the Fund to make an election to mark to market its shares of these foreign investment companies in lieu of being subject to U.S. federal income taxation. At the end of each taxable year to which the election applies, the Fund would report as ordinary income the amount by which the fair market value of the foreign company's stock exceeds the Fund's adjusted basis in these shares. No mark to market losses may be recognized. The effect of the election would be to treat excess distributions and gain on dispositions as ordinary income which is not subject to a fund level tax when distributed to shareholders as a dividend. Alternatively, the Fund may elect to include as income and gain its share of the ordinary earnings and net capital gain of certain foreign investment companies in lieu of being taxed in the manner described above.

      The Fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

      Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund's shares.

      Each distribution is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Corporation issues to each shareholder a statement of the federal income tax status of all distributions.

      The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

      Dividend and interest income received by the Fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the

U.S. may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains respecting investments by foreign investors.

      Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.

INVESTMENT MANAGER AND UNDERWRITER

INVESTMENT MANAGER. Scudder Kemper Investments, Inc. (the "Adviser"), an investment counsel firm, 345 Park Avenue, New York, New York, is the Fund's investment manager. This organization is one of the most experienced investment management firms in the United States. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On June 26, 1997, Adviser's predecessor Scudder, Stevens & Clark, Inc. ("Scudder") entered into an agreement with Zurich Insurance Company ("Zurich") pursuant to which the predecessor and Zurich agreed to form an alliance.

      On December 31, 1997, Zurich acquired a majority interest in Scudder and Zurich made its subsidiary Zurich Kemper Investments, Inc., a part of the predecessor organization. The predecessor's name has been changed to Scudder Kemper Investments, Inc. Founded in 1872, Zurich is a multinational, public corporation organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.

      The Adviser maintains a large research department, which conducts ongoing studies of the factors that affect the position of various industries, companies and individual securities. In this work, the Adviser utilizes certain reports and statistics from a wide variety of sources, including brokers and dealers who may execute portfolio transactions for the Fund and for clients of the Adviser, but conclusions are based primarily on investigations and critical analyses by its own research specialists.

      Certain investments may be appropriate for the Fund and also for other clients advised by the Adviser. Investment decisions for the Fund and other clients are made with a view toward achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same date. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to the Fund.

      The Investment Management Agreement (the "Agreement") between the Corporation, on behalf of the Fund, and the Adviser was last approved by the Directors of the Corporation on _____________, 199_. The Agreement is dated December 31, 1997 and will continue in effect until _____________, 199_ and from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Directors who are not parties to such Agreement or interested persons of the Adviser or the Fund, cast in person at a meeting called for the purpose of voting on such approval, and by a majority vote either of the Corporation's Directors or of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminates in the event of its assignment.

      Under the Agreement, the Adviser provides the Fund with continuing investment management for the Fund's portfolio consistent with the Fund's investment objectives, policies and restrictions and determines what securities shall be purchased for the portfolio of the Fund, what portfolio securities shall be held or sold by the Fund and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Corporation's Articles of

Incorporation and By-Laws, the 1940 Act and the Code and to the Fund's investment objectives, policies and restrictions and subject, further, to such policies and instructions as the Directors of the Corporation may from time to time establish. The Adviser also advises and assists the officers of the Corporation in taking such steps as are necessary or appropriate to carry out the decisions of its Directors and the appropriate committees of the Directors regarding the conduct of the business of the Fund.

      The Adviser also renders significant administrative services (not otherwise provided by third parties) necessary for the Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Directors and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Fund (such as the Fund's transfer agent, pricing agents, custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Fund's federal, state and local tax returns; preparing and filing the Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining the Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring the Fund's operating budget; processing the payment of the Fund's bills; assisting the Fund in, and otherwise arranging for, the payment of distributions and dividends; and otherwise assisting the Fund in the conduct of its business, subject to the direction and control of the Directors.

      The Adviser pays the compensation and expenses (except those for attending Board and Committee meetings outside New York, New York; Boston, Massachusetts and Chicago, Illinois) of all Directors, officers and executive employees of the Corporation affiliated with the Adviser and makes available, without expense to the Corporation, the services of such Directors, officers and employees of the Adviser as may duly be elected officers or Directors of the Corporation, subject to their individual consent to serve and to any limitations imposed by law, and provides the 'Corporation's' office space and facilities.

      Under the Agreement the Fund is responsible for all of its other expenses including organizational costs, fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; the calculation of Net Asset Value; taxes and governmental fees; the fees and expenses of the transfer agent; the cost of preparing stock certificates and any other expenses including clerical expenses of issue, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Directors, officers and employees of the Corporation who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. The Fund may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Fund. The Fund is also responsible for its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Directors with respect thereto.

      The Agreement expressly provides that the Adviser shall not be required to pay a pricing agent of the Fund for portfolio pricing services, if any.

      In reviewing the terms of the Agreement and in discussions with the Adviser concerning such Agreement, the Directors of the Corporation who are not "interested persons" of the Corporation have been represented by independent counsel at the Fund's expense.

      The Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreement.

      Officers and employees of the Adviser from time to time may have transactions with various banks, including the Fund's custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

      None of the officers or Directors of the Corporation may have dealings with the Corporation as principals in the purchase or sale of securities, except as individual subscribers or holders of shares of the Corporation.

Personal Investments by Employees of the Adviser

      Employees of the Adviser and certain of its subsidiaries are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Fund. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.


PRINCIPAL UNDERWRITER. Pursuant to an underwriting and distribution services agreement ("distribution agreement"), Kemper Distributors, Inc. ("KDI"), an affiliate of the Adviser, is the principal underwriter and distributor for the Class A, B and C shares of the Fund and acts as agent of the Fund in the continuous offering of its shares. KDI bears all of its expenses of providing services pursuant to the distribution agreement, including the payment of any commissions. The Fund pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and KDI, as principal underwriter, pays for the printing and distribution of copies thereof used in connection with the offering of Shares to prospective investors. KDI also pays for supplementary sales literature and advertising costs.

      The distribution agreement dated ___________, 19__ was initially approved by the Directors on ___________, 19__ and continues in effect from year to year so long as such continuance is approved for each class at least annually by a vote of the Board of Directors of the Corporation, including the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the agreement. The distribution agreement automatically terminates in the event of its assignment and may be terminated for a class at any time without penalty by the Fund or by KDI upon 60 days' notice. Termination by the Fund with respect to a class may be by vote of a majority of the Board of Directors or a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the distribution agreement or a "majority of the outstanding voting securities" of the class of the Fund, as defined under the 1940 Act. The distribution agreement may not be amended for a class to increase the fee to be paid by the Fund with respect to such class without approval by a majority of the outstanding voting securities of such class of the Fund, and all material amendments must in any event be approved by the Board of Directors in the manner described above with respect to the continuation of the distribution agreement.

ADMINISTRATIVE SERVICES. Administrative services are provided to the Fund under an administrative services agreement ("administrative agreement") with KDI. KDI bears all its expenses of providing services pursuant to the administrative agreement between KDI and the Fund, including the payment of service fees. The Fund pays KDI an administrative services fee, payable monthly, at an annual rate of up to ___% of average daily net assets of Class A, B and C shares of the Fund.


      KDI enters into related arrangements with various broker-dealer firms and other service or administrative firms ("firms") that provide services and facilities for their customers or clients who are investors in the Fund. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Fund, assistance to clients in changing dividend and investment options, account designations and addresses and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. With respect to Class A Shares, KDI pays each firm a service fee, payable quarterly, at an annual rate of up to ___% of the net assets in Fund accounts that it maintains and services attributable to Class A Shares, commencing with the month after investment. With respect to Class B and Class C Shares, KDI currently advances to firms the first-year service fee at a rate of up to ___% of the purchase price of such shares. For periods after the first year, KDI currently intends to pay firms a service fee at a rate of up to ___%

(calculated monthly and paid quarterly) of the net assets attributable to Class B and Class C Shares maintained and serviced by the firm. After the first year, a firm becomes eligible for the quarterly service fee and the fee continues until terminated by KDI or the Fund. Firms to which service fees may be paid may include affiliates of KDI.


      KDI also may provide some of the above services and may retain any portion of the fee under the administrative agreement not paid to firms to compensate itself for administrative functions performed for the Fund. Currently, the administrative services fee payable to KDI is based only upon Fund assets in accounts for which a firm provides administrative services listed on the Fund's records, and it is intended that KDI will pay all the administrative services fee that it receives from the Fund to firms in the form of service fees. The effective administrative services fee rate to be charged against all assets of the Fund while this procedure is in effect will depend upon the proportion of Fund assets that is in accounts for which a firm of record provides administrative services. The Board of Directors of the Corporation, in its discretion, may approve basing the fee to KDI on all Fund assets in the future.


      Certain Directors or officers of the Corporation are also directors or officers of the Adviser or KDI, as indicated under "Officers and Directors."


      FUND ACCOUNTING AGENT. Scudder Fund Accounting Corporation, Two International Place, Boston, Massachusetts, 02210-4103, a subsidiary of the Adviser, computes net asset value for the Funds.

      Information set forth below with respect to Global Discovery Fund is provided at the Fund level since that Fund consisted of one class of shares (which class was re-designated as "Scudder Global Discovery Shares") until April 16, 1998.

      Global Discovery Fund pays Scudder Fund Accounting Corporation an annual fee equal to 0.065% of the first $150 million of average daily net assets, 0.040% of such assets in excess of $150 million, 0.020% of such assets in excess of $1 billion, plus holding and transaction charges for this service. Scudder Fund Accounting Corporation charged Global Discovery Fund an aggregate fee of $207,838, $189,560 and $63,829 for the fiscal years ended October 31, 1997, 1996 and 1995, respectively.


CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICE AGENT. Brown Brothers Harriman & Co. (the "Custodian"), as custodian, has custody of all securities and cash of the Fund held outside the United States. The Custodian attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund. Kemper Service Company ("KSVC"), an affiliate of the Adviser, is the Fund's transfer agent, dividend-paying agent and shareholder service agent for the Fund's Class A, B and C shares. KSVC receives as transfer agent, annual account fees of $__ per account plus account set up, transaction and maintenance charges, annual fees associated with the contingent deferred sales charge (Class B shares only) and out-of-pocket expense reimbursement.

INDEPENDENT AUDITORS AND REPORTS TO SHAREHOLDERS. The Fund's independent auditors, Coopers & Lybrand L.L.P., audit and report on the Fund's annual financial statements, review certain regulatory reports and the Fund's federal income tax return, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Fund. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

Brokerage Commissions

      To the maximum extent feasible the Adviser places orders for portfolio transactions through the Distributor which in turn places orders on behalf of a Fund with other brokers and dealers. The Distributor receives no commission, fees or other remuneration from the Funds for this service. Allocation of brokerage is supervised by the Adviser.

      Purchases and sales of fixed-income securities are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by a Fund. These transactions do, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter. Portfolio transactions in debt securities may also be placed on an agency basis, with a commission being charged.

      The primary objective of the Adviser in placing orders for the purchase and sale of securities for each Fund's portfolio is to obtain the most favorable net results, taking into account such factors as price, commission (which is negotiable in the case of U.S. national securities exchange transactions but which is generally fixed in the case of foreign exchange transactions), size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others, if available. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

      When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply market quotations to the Scudder Fund Accounting Corp. for appraisal purposes, or who supply research, market and statistical information to the Funds or the Adviser. The term "research, market and statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is not authorized when placing portfolio transactions for a Fund to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for executing the same transaction solely on account of the receipt of research, market or statistical information. The Adviser does not place orders with brokers or dealers on the basis that the broker or dealer has or has not sold a Fund's shares. Subject also to obtaining the most favorable net results, the Adviser may place brokerage transactions through the Custodian and a credit against the custodian fee due, equal to one-half of the commission on any such transaction will be given on any such transaction. Except for implementing the policy stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

      Although certain research, market and statistical information from brokers and dealers can be useful to the Funds and to the Adviser, it is the opinion of the Adviser that such information will only supplement its own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Funds, and not all such information is used by the Adviser in connection with the Funds. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Funds.

      In the fiscal years ended October 31, 1997, 1996 and 1995, Global Discovery Fund paid brokerage commissions of $________, $759,086 and $587,657, respectively. In the fiscal year ended October 31, 1997, the Fund paid brokerage commissions of $________ (___% of the total brokerage commissions), resulting from orders placed, consistent with the policy of seeking to obtain the most favorable net results, for transactions placed with brokers and dealers who provided supplementary research, market and statistical information to the Corporation or Adviser. The amount of such transactions aggregated $____________ (___% of all brokerage transactions). The balance of such brokerage was not allocated to any particular broker or dealer or with regard to the above-mentioned or any other special factors.

      In the fiscal year ended October 31, 1995, Global Bond Fund paid brokerage commissions of $155,497. In the fiscal year ended October 31, 1996, Global Bond Fund paid brokerage commissions of $527,488. In the fiscal year ended October 31, 1997, Global Bond Fund paid brokerage commissions of $_______.

      For the fiscal years ended October 31, 1997, 1996 and 1995, respectively, Emerging Markets Income Fund paid no brokerage commissions.

      The Directors intend to review from time to time whether the recapture for the benefit of a Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable.

Portfolio Turnover

      Each Fund's average annual portfolio turnover rate (defined by the SEC as the ratio of the lesser of sales or purchases to the monthly average value of such securities owned during the year, excluding all securities with maturities at the time of acquisition of one year or less). Purchases and sales are made for a Fund's portfolio whenever necessary, in management's opinion, to meet the Fund's objective. Under its prior investment objective, Global Bond Fund's portfolio turnover rates for the fiscal years ended October 31, 1997 and 1996 were ______% and 335.7%, respectively. Global Discovery Fund's portfolio turnover rates for the fiscal years ended October 31, 1997 and 1996 were _____% and 63.0%, respectively. Emerging Markets Income Fund's portfolio turnover rates for the fiscal years ended October 31, 1997 and 1996 were _______% and 430.07%, respectively.

      Economic and market conditions may necessitate more active trading, resulting in a higher portfolio turnover rate for Global Bond Fund and Emerging Markets Income Fund. A higher rate involves greater transaction costs to a Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. Under normal investment conditions, Global Bond Fund's portfolio turnover rate is expected to exceed 200%.

NET ASSET VALUE

      The net asset value of shares of each Fund is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Net asset value per share of Global Bond Fund and Emerging Markets Income Fund is determined by dividing the value of the total assets of a Fund, less all liabilities, by the total number of shares outstanding. The net asset value per share of each class of Global Discovery Fund is computed by dividing the value of the total assets attributable to a specific class, less all liabilities attributable to those shares, by the total number of outstanding shares of that class.

      An exchange-traded equity security is valued at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security which is traded on The Nasdaq Stock Market ("Nasdaq") ""system is valued at its most recent sale price. Lacking any sales, the security is valued at the high or "inside" bid quotation. The value of an equity security not quoted on the Nasdaq System, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean. Lacking a Calculated Mean, the security is valued at the most recent bid quotation.

      Debt securities, other than short-term securities, are valued at prices supplied by each Fund's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Short-term securities with remaining maturities of sixty days or less are valued by the amortized cost method, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

      An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate.

      If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

      If, in the opinion of each Fund's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

      Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

PURCHASE AND REDEMPTION OF SHARES

      As described in the prospectus, Fund shares are sold at their public offering price, which is the net asset value per such shares next determined after an order is received in proper form plus, with respect to Class A Shares, an initial sales charge. The minimum initial investment for each of Class A, B and C is $1,000 and the minimum subsequent investment is $100 but such minimum amounts may be changed at any time. See the prospectus for certain exceptions to these minimums. The Fund may waive the minimum for purchases by trustees, directors, officers or employees of the Corporation or the Adviser and its affiliates. An order for the purchase of shares that is accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Fund determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

      Upon receipt by the Shareholder Service Agent of a request for redemption, shares of the Fund will be redeemed by the Fund at the applicable net asset value per share of the Fund as described in the Fund's Kemper Shares prospectus.

      Scheduled variations in or the elimination of the initial sales charge for purchases of Class A Shares or the contingent deferred sales charge for redemptions of Class B or Class C Shares by certain classes of persons or through certain types of transactions as described in the prospectus are provided because of anticipated economies of scale in sales and sales-related efforts.

      The Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of the Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.

      Although it is the Fund's present policy to redeem in cash, if the Board of Directors determines that a material adverse effect would be experienced by the remaining shareholders if payment were made wholly in cash, the Fund will satisfy the redemption request in whole or in part by a distribution of portfolio securities in lieu of cash, in conformity with the applicable rules of the Securities and Exchange Commission, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as the Board of Directors may deem fair and equitable. If such a distribution occurred, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition would incur certain transaction costs. Such a redemption would not be so liquid as a redemption entirely in cash.

      The conversion of Class B Shares to Class A Shares may be subject to the continuing availability of an opinion of counsel, ruling by the Internal Revenue Service or other assurance acceptable to the Fund to the effect that (a) the assessment of the distribution services fee with respect to Class B Shares and not Class A Shares does not result in the Fund's dividends constituting "preferential dividends" under the Internal Revenue Code, and (b) that the conversion of

Class B Shares to Class A Shares does not constitute a taxable event under the Internal Revenue Code. The conversion of Class B Shares to Class A Shares may be suspended if such assurance is not available. In that event, no further conversions of Class B Shares would occur, and shares might continue to be subject to the distribution services fee for an indefinite period that may extend beyond the proposed conversion date as described in the prospectus.

NET ASSET VALUE

      The net asset value per share of the Fund is the value of one share and is determined separately for each class by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding. The per share net asset value of the Class B and Class C shares of the Fund will generally be lower than that of the Class A Shares of the Fund because of the higher expenses borne by the Class B and Class C shares. The net asset value of shares of the Fund is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

      An exchange-traded equity security is valued at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security which is traded on The Nasdaq Stock Market ("Nasdaq") is valued at its most recent sale price. Lacking any sales, the security is valued at the most recent bid quotation. The value of an equity security not quoted on Nasdaq, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean. Lacking a Calculated Mean, the security is valued at the most recent bid quotation.

      Debt securities are valued at prices supplied by the Fund's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Money market instruments purchased with an original maturity of sixty days or less, maturing at par, shall be valued at amortized cost, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

      An exchange-traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price.

      If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

      If, in the opinion of the Corporation's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner which, in the discretion of the Valuation Committee, most fairly reflects the fair market value of the property on the valuation date.

PERFORMANCE

      As described in the Fund's Kemper Shares Prospectus, the Fund's historical performance or return for a class of shares may be shown in the form of "average annual total return" and "total return" figures. These measures of performance are described below. Performance information will be computed separately for each class.

      Average annual total return and total return measure both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of, the underlying investments in the Fund's portfolio. The Fund's average annual total return quotation is computed in accordance with a standardized method prescribed by rules of the SEC. The average annual total return for each class of the Fund for a specific period is found by first taking a hypothetical $1,000 investment ("initial investment") in the shares of a class on the first day of the period, adjusting to deduct the maximum sales charge (in the case of Class A Shares), and computing the "redeemable value" of that investment at the end of the period. Average annual return quotations will be determined to the nearest 1/100th of 1%. The redeemable value in the case of Class B Shares or Class C Shares include the effect of the applicable contingent deferred sales charge that may be imposed at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. Average annual return calculated in accordance with this formula does not take into account any required payments for federal of state income taxes. Such quotations for Class B shares for periods over six years will reflect conversion of such shares to Class A Shares at the end of the sixth year. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Average annual total return may also be calculated in a manner not consistent with the standard formula described above, without deducting the maximum sales charge or contingent deferred sales charge.

      Calculation of the Fund's total return is not subject to a standardized formula, except when calculated for the Fund's "Financial Highlights" table in the Fund's financial statements and prospectus. Total return performance for a specific period is calculated by first taking a hypothetical investment ("initial investment") in the Fund's shares on the first day of the period, either adjusting or not adjusting to deduct the maximum sales charge (in the case of Class A Shares), and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The ending value in the case of Class B Shares or Class C Shares may or may not include the effect of the applicable contingent deferred sales charge that may be imposed at the end of the period. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period. Total return calculations that do not include the effect of the sales charge for Class A shares or the contingent deferred sales charge for Class B and Class C Shares would be reduced if such charges were included.

      The Fund's performance figures are based upon historical results and are not necessarily representative of future performance. The Fund's Class A Shares are sold at net asset value plus a maximum sales charge of 5.75% of the offering price. Class B and Class C Shares are sold at net asset value. Redemption of Class B Shares may be subject to a contingent deferred sales charge that is 4% in the first year following the purchase, declines by a specified percentage each year thereafter and becomes zero after six years. Redemption of Class C Shares may be subject to a 1% contingent deferred sales charge in the first year following the purchase. Returns and net asset value will fluctuate. Factors affecting the Fund's performance include general market conditions, operating expenses and investment management. Any additional fees charged by a dealer or other financial services firm would reduce returns described in this section. Shares of the Fund are redeemable at the then current net asset value, which may be more or less than original cost.

      There are differences and similarities between the investments which the Fund may purchase and the investments measured by the indices which are described herein. The Consumer Price Index is generally considered to be a measure of inflation. The Dow Jones Industrial Average and the Standard & Poor's 500 Stock Index are indices of common stocks which are considered to be generally representative of the U.S. stock market. The Financial Times/Standard & Poor's Actuaries World Index-Europe(TM) is a managed index that is generally representative of the equity securities of European markets. The foregoing indices are unmanaged. The net asset value and returns of the Fund will fluctuate.

      Investors may want to compare the performance of the Fund to certificates of deposit issued by banks and other depository institutions. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of deposits prior to maturity will normally be subject to a penalty. Rates offered by banks and other depository institutions are subject to change at any time specified by the issuing institution. Information regarding bank products may be based upon, among other things, the BANK RATE MONITOR National Index(TM) for certificates of deposit, which is an unmanaged index and is based on stated rates and the annual effective yields of certificates of deposit in the ten largest banking markets in the United States, or the CDA Investment Technologies, Inc. Certificate of Deposit Index, which is an unmanaged index based on the average monthly yields of certificates of deposit.

      Investors also may want to compare the performance of the Fund to that of U.S. Treasury bills, notes or bonds. Treasury obligations are issued in selected denominations. Rates of Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S. Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Information regarding the performance of Treasury obligations may be based upon, among other things, the Towers Data Systems U.S. Treasury Bill index, which is an unmanaged index based on the average monthly yield of treasury bills maturing in six months. Due to their short maturities, Treasury bills generally experience very low market value volatility.

      Investors may want to compare the performance of the Fund to that of money market funds. Money market funds seek to maintain a stable net asset value and yield fluctuates. Information regarding the performance of money market funds may be based upon, among other things, Financial Data Inc.'s Money Fund Averages(R) (All Taxable). As reported by Financial Data Inc., all investment results represent total return (annualized results for the period net of management fees and expenses) and one year investment results are effective annual yields assuming reinvestment of dividends.

OFFICERS AND DIRECTORS

      The officers and directors of the Corporation, their ages, their principal occupations and their affiliations, if any, with the Adviser, and Kemper Distributors, Inc. are as follows:

                             DIRECTORS AND OFFICERS


                                                                                Position with
                                                                                Underwriter,
                               Position with                                    Scudder Investor
Name, Address and Age          Corporation              Principal Occupation**  Services, Inc.
---------------------          -----------              ----------------------  --------------

Daniel Pierce*+ (63)           Chairman of the Board    Chairman of the Board   Vice President,
                               and Director             and Managing Director   Assistant
                                                        of Scudder Kemper       Treasurer and
                                                        Investments, Inc.       Director

Nicholas Bratt*#@++ (49)       President-Scudder        Managing Director of         --
                               Global Bond Fund,        Scudder Kemper
                               Scudder International    Investments, Inc.
                               Bond Fund, Scudder
                               Global Discovery Fund
                               and Scudder Emerging
                               Markets Income Fund

Paul Bancroft III (68)         Director                 Venture Capitalist           --
79 Pine Lane                                            and Consultant;
Box 6639                                                Retired, President,
Snowmass Village, CO 81615                              Chief Executive
                                                        Officer and Director,
                                                        Bessemer Securities
                                                        Corporation

Sheryle J. Bolton (51)         Director                 Consultant                   --
560 White Plains Road
Tarrytown, NY 10591

                                                                                Position with
                                                                                Underwriter,
                               Position with                                    Scudder Investor
Name, Address and Age          Corporation              Principal Occupation**  Services, Inc.
---------------------          -----------              ----------------------  --------------

William T. Burgin (53)         Director                 General Partner,             --
83 Walnut Street                                        Bessemer Venture
Wellesley, MA   02181-2101                              Partners

Thomas J. Devine (71)          Director                 Consultant                   --
149 East 73rd Street
New York, NY 10021

Keith R. Fox (43)              Director                 President, Exeter            --
641 Lexington Avenue                                    Capital Management
New York,  New York 10022                               Corporation

William H. Gleysteen, Jr. (71) Director                 Consultant; Formerly         --
4937 Crescent Street                                    President, The Japan
Bethesda, MD 20816                                      Society, Inc.

William H. Luers (68)          Director                 President, The               --
993 Fifth Avenue                                        Metropolitan Museum
New York, NY 10028                                      of Art

Kathryn L. Quirk++ (45)        Director, Vice           Managing Director of    Director, Senior
                               President and            Scudder Kemper          Vice President
                               Assistant Secretary      Investments, Inc.       and Clerk

Robert  W. Lear (80)           Honorary Director        Executive-in-Residence       --
429 Silvermine Road                                     Columbia University
New Canaan, CT 06840                                    Graduate School of
                                                        Business

Robert G. Stone, Jr. (74)      Honorary Director        Chairman of the Board        --
405 Lexington Avenue                                    & Director, Kirby
39th Floor                                              Corporation (inland
New York, NY 10174                                      and offshore marine
                                                        transportation and
                                                        diesel repairs)

Susan E. Dahl+ (32)            Vice President           Principal of Scudder         --
                                                        Kemper Investments,
                                                        Inc.

Jerard K. Hartman++ (65)       Vice President           Managing Director of         --
                                                        Scudder Kemper
                                                        Investments, Inc.

William E. Holzer++@ (47)      President-Scudder        Managing Director of         --
                               Global Fund              Scudder Kemper
                                                        Investments, Inc.

Gary P. Johnson (45)           Vice President           Principal of Scudder         --
                                                        Kemper Investments,
                                                        Inc.

                                                                                Position with
                                                                                Underwriter,
                               Position with                                    Scudder Investor
Name, Address and Age          Corporation              Principal Occupation**  Services, Inc.
---------------------          -----------              ----------------------  --------------

Thomas W. Joseph+ (57)         Vice President           Principal of Scudder    Vice President,
                                                        Kemper Investments,     Treasurer,
                                                        Inc.                    Assistant Clerk
                                                                                and Director

Thomas F. McDonough+ (51)      Vice President and       Principal of Scudder    Assistant Clerk
                               Secretary                Kemper Investments,
                                                        Inc.

Gerald J. Moran++ (57)         Vice President           Principal of Scudder         --
                                                        Kemper Investments,
                                                        Inc.

John R. Hebble+ (39)           Assistant Treasurer      Principal of Scudder         --
                                                        Kemper Investments,
                                                        Inc.

Caroline Pearson + (35)        Assistant Secretary      Vice President of            --
                                                        Scudder Kemper
                                                        Investments, Inc.

M. Isabel Saltzman+ (43)       Vice President           Managing Director of         --
                                                        Scudder Kemper
                                                        Investments, Inc.


      *     Messrs. Bratt, Ladd and Pierce are considered by the Corporation and its counsel to be persons who are "interested persons" of the
            Adviser or of the Corporation (within the meaning of the 1940 Act).
      **    Unless otherwise stated, all the Directors and officers have been associated with their respective companies for more than five years, but not necessarily in the same capacity.
      #     Messrs. Bratt and Ladd are members of the Executive Committee, which may exercise powers of the Directors when they are not in session.
      @     The President of a series shall have the status of Vice President of the Corporation.
      +     Address: Two International Place, Boston, Massachusetts 02110
      ++    Address: 345 Park Avenue, New York, New York 10154

      Certain accounts for which the Adviser acts as investment adviser owned 1,862,781 shares in the aggregate of Global Discovery Fund, or 11.18% of the outstanding shares on January 31, 1998. The Adviser may be deemed to be the beneficial owner of such shares of Global Discovery Fund, but disclaims any beneficial ownership therein.

      Certain accounts for which the Adviser acts as investment adviser owned 2,023,790 shares in the aggregate of Emerging Markets Income Fund, or 6.84% of the outstanding shares on January 31, 1998. The Adviser may be deemed to be the beneficial owner of such shares of Emerging Markets Income Fund, but disclaims any beneficial ownership of them.

      As of January 31, 1998, 803,426 shares in the aggregate, 6.35% of the outstanding shares of Global Bond Fund, were held in the name of Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, CA 94104-4122, who may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.

      As of January 31, 1998, 6,261,855 shares in the aggregate, 21.17% of the outstanding shares of Emerging Markets Income Fund, were held in the name of Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, CA 94104-

4122, who may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.

      As of January 31, 1998, 943,505 shares in the aggregate, 5.66% of the outstanding shares of Scudder Global Discovery Fund were held in the name of Charles Schwab & Co., 101 Montgomery Street, San Francisco, CA 94104-4122, who may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.

      To the knowledge of the Trust, as of January 31, 1998 all Directors and officers as a group owned beneficially (as the term is defined in Section 13(d) under the Securities Exchange Act of 1934) 438,333 shares, or 2.63% of the shares of Global Discovery Fund outstanding on such date.

      To the knowledge of the Trust, as of January 31, 1998 all Directors and officers as a group owned beneficially (as the term is defined in Section 13(d) under the Securities Exchange Act of 1934) less than 1% of the shares of Global Bond Fund outstanding on such date.

      To the knowledge of the Trust, as of January 31, 1998, all the Directors and officers as a group owned beneficially (as the term is defined in Section 13(d) under the Securities Exchange Act of 1934) 661,834 shares or 2.24% of the shares of Emerging Markets Income Fund outstanding on such date.

      To the knowledge of the Trust, except as stated above, 'as of January 31, 1998, no person owned beneficially more than 5% of each Fund's outstanding shares.

      The Directors and officers of the Corporation also serve in similar capacities with other Scudder Funds.


REMUNERATION


      Several of the officers and Directors of the Corporation may be officers or employees of the Adviser, or of the Distributor, the Transfer Agent, Scudder Trust Company or Scudder Fund Accounting Corporation from whom they receive compensation, as a result of which they may be deemed to participate in the fees paid by the Corporation. The Corporation pays no direct remuneration to any officer of the Corporation. However, each of the Directors who is not affiliated with the Adviser will be compensated for all expenses relating to corporation business (specifically including travel expenses relating to Corporation business). Each of these unaffiliated Directors receives an annual Director's fee of $4,000 from a Fund plus $400 for attending each Directors' meeting, audit committee meeting or meeting held for the purpose of considering arrangements between the Corporation on behalf of a Fund and the Adviser or any of its affiliates. Each unaffiliated Director also receives $150 per committee meeting attended other than those set forth above. For the fiscal year ended October 31, 1997, Directors' fees and expenses amounted to $51,127 for Global Discovery Fund, $50,590 for Global Bond Fund and $50,106 for Emerging Markets Income Fund.

      The following table shows the aggregate compensation received by each unaffiliated Director during 1997 from the Registrant and from all other Scudder Funds as a group.

                                   Scudder Global
                 Name                Fund, Inc. *       All Scudder Funds
                 ----                ------------       -----------------

       Paul Bancroft III,              $39,750            $156,922 (20 funds)
       Trustee

       Sheryle J. Bolton,              $45,750             $86,213 (20 funds)
       Trustee

       William T. Burgin,              $31,205             $85,950 (20 funds)
       Director

       Thomas J. Devine, Trustee       $46,500            $187,348 (21 funds)

       Keith R. Fox, Director           $8,485            $134,390 (18 funds)


       William H. Gleysteen,           $45,000            $136,150 (14 funds)
       Jr. Director


       William H. Luers,               $45,750            $117,729 (20 funds)
       Director


* Scudder Global Fund, Inc. consists of five funds: Scudder Global Fund, Scudder International Bond Fund, Scudder Global Bond Fund, Global Discovery Fund and Scudder Emerging Markets Income Fund.


SHAREHOLDER RIGHTS

      The Fund is a series of Scudder Global Fund, Inc., a Maryland corporation established under Articles of Incorporation dated May 15, 1986.

      The Fund generally is not required to hold meetings of its shareholders. Under the Agreement and Articles of Incorporation of the Corporation ("Articles of Incorporation"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of directors if a meeting is called for such purpose; (b) the adoption of any contract for which approval by shareholders is required by the 1940 Act; (c) any termination of the Fund or a class to the extent and as provided in the Articles of Incorporation;
(d) any amendment of the Articles of Incorporation (other than amendments changing the name of the Fund, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Articles of Incorporation, the By-laws of the Fund, or any registration of the Fund with the SEC or any state, or as the Directors may consider necessary or desirable. The shareholders also would vote upon changes in fundamental policies or restrictions.

      Any matter shall be deemed to have been effectively acted upon with respect to the Fund if acted upon as provided in Rule 18f-2 under the 1940 Act, or any successor rule, and in the Corporation's Articles of Incorporation. As used in the Prospectuses and in this Statement of Additional Information, the term "majority", when referring to the approvals to be obtained from shareholders in connection with general matters affecting the Fund and all additional portfolios (e.g., election of directors), means the vote of the lesser of (i) 67% of the Corporation's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the Corporation's outstanding shares. The term "majority", when referring to the approvals to be obtained from shareholders in connection with matters affecting a single Fund or any other single portfolio (e.g., annual approval of investment management contracts), means the vote of the lesser of (i) 67% of the shares of the portfolio represented at a meeting if the holders of more than 50% of the outstanding shares of the portfolio are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the portfolio.

      Each director serves until the next meeting of shareholders, if any, called for the purpose of electing directors and until the election and qualification of a successor or until such director sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) the Fund will hold a shareholder meeting for the election of directors at such time as less than a majority of the directors have been elected by shareholders, and (b) if, as a result of a vacancy in the Board of Directors, less than two-thirds of the directors have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

      Any of the Directors may be removed (provided the aggregate number of Directors after such removal shall not be less than one) with cause, by the action of two-thirds of the remaining Directors. Any Director may be removed at any meeting of shareholders by vote of two-thirds of the Outstanding Shares. The Directors shall promptly call a meeting of the shareholders for the purpose of voting upon the question of removal of any such Director or Directors when requested in writing to do so by the holders of not less than ten percent of the Outstanding Shares, and in that connection, the Directors will assist shareholder communications to the extent provided for in Section 16(c) under the 1940 Act.

      The Corporation's Articles of Incorporation specifically authorizes the Board of Directors to terminate the Fund or class by notice to the shareholders without shareholder approval.

      The assets of the Corporation received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account and are to be charged with the liabilities in respect to such series and with a proportionate share of the general liabilities of the Corporation. If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Corporation, subject to the general supervision of the Directors, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Corporation or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

      Further, the Fund's Board of Directors may determine, without prior shareholder approval, in the future that the objectives of the Fund would be achieved more effectively by investing in a master fund in a master/feeder fund structure.

ADDITIONAL INFORMATION

Other Information

      The CUSIP number of each class of the Fund is Class A, __________; Class B, ____________; and Class C, __________.

      The Fund has a fiscal year ending October 31.

      Many of the investment changes in the Fund will be made at prices different from those prevailing at the time they may be reflected in a regular report to shareholders of the Fund. These transactions will reflect investment decisions made by the Adviser in light of the Fund's investment objectives and policies, its other portfolio holdings and tax considerations, and should not be construed as recommendations for similar action by other investors.

      Costs of $____________ incurred by the Fund, in conjunction with its organization, are amortized over the five year period beginning _________.

      The law firm of Dechert Price & Rhoads is counsel to the Fund.

      The Fund's prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement and its amendments which the Fund has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. The Registration Statement and its amendments, are available for inspection by the public at the SEC in Washington, D.C.

Financial Statements

      The financial statements, including the investment portfolio of the Fund, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Corporation dated ___________, 199_ are incorporated herein by reference and are hereby deemed to be a part of this Statement of Additional Information.

      Effective April 16, 1998, the Corporation's Board of Directors has approved a name change of the Fund from Scudder Global Discover Fund to Global Discovery Fund. In addition, the Board of Directors has subdivided the Fund into classes. The financial statements incorporated herein reflect the investment performance of the Fund prior to the aforementioned redesignation of shares.

                                    APPENDIX

      The following is a description of the ratings given by Moody's and S&P to corporate and municipal bonds.

Ratings of Municipal and Corporate Bonds

      S&P:

      Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

      Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

      Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

      Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating C1 is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period had not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

      Moody's:

      Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                     SCUDDER SHARES OF GLOBAL DISCOVERY FUND



                  A Diversified Mutual Fund Series Which Seeks

            Above-Average Capital Appreciation over the Long Term by
              Investing Primarily in the Equity Securities of Small
                     Companies Located Throughout the World

                                 April 16, 1998

                                       and

                            SCUDDER GLOBAL BOND FUND


    A Pure No-Load(TM) (No Sales Charges) Non-Diversified Mutual Fund Series
           Which Seeks Total Return with an Emphasis on Current Income by Investing Principally in High-Grade Bonds Denominated
                    in Foreign Currencies and the U.S. Dollar
                     and, Secondarily, Capital Appreciation

                                  March 1, 1998

                            As Revised April 16, 1998

                                       and

                      SCUDDER EMERGING MARKETS INCOME FUND


    A Pure No-Load(TM) (No Sales Charges) Non-Diversified Mutual Fund Series
               Which Seeks High Current Income and, Secondarily,
                Long-Term Capital Appreciation Through Investment
                   Primarily in High-Yielding Debt Securities

                           Issued in Emerging Markets


                                  March 1, 1998

                            As Revised April 16, 1998


--------------------------------------------------------------------------------
                      STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------



This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of the Scudder Shares of Global Discovery Fund dated April 16, 1998, and the prospectuses of Scudder Global Bond Fund and Scudder Emerging Markets Income Fund, each dated March 1, 1998, as amended from time to time, copies of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

                               TABLE OF CONTENTS

                                                                                                                  Page


THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES........................................................................1
         General Investment Objective and Policies of  Global Discovery Fund.........................................1
         General Investment Objectives and Policies of Scudder Global Bond Fund......................................2
         General Investment Objectives and Policies of Scudder Emerging Markets Income Fund..........................3
         Risk Factors................................................................................................5
         Special Investment Considerations of Scudder Emerging Markets Income Fund..................................12
         Specialized Investment Techniques of the Funds.............................................................13
         Investment Restrictions................................................................................... 29

PURCHASES...........................................................................................................31
         Additional Information About Opening an Account............................................................31
         Additional Information About Making Subsequent Investments................................................ 31
         Additional Information About Making Subsequent Investments by  QuickBuy....................................32
         Checks.....................................................................................................32
         Wire Transfer of Federal Funds............................................................................ 32
         Share Price................................................................................................33
         Share Certificates.........................................................................................33
         Other Information..........................................................................................33

EXCHANGES AND REDEMPTIONS.......................................................................................... 33
         Exchanges..................................................................................................34
         Redemption by Telephone....................................................................................35
         Redemption by  QuickSell...................................................................................36
         Redemption by Mail or Fax..................................................................................36
         Redemption-in-Kind........................................................................................ 36
         Other Information..........................................................................................37

FEATURES AND SERVICES OFFERED BY THE FUNDS..........................................................................38
         The Pure No-Load(TM) Concept...............................................................................38
         Internet Access............................................................................................39
         Dividend and Capital Gain Distribution Options............................................................ 39
         Diversification............................................................................................40
         Scudder  Investor Centers..................................................................................40
         Reports to Shareholders....................................................................................40
         Transaction Summaries......................................................................................40

THE SCUDDER FAMILY OF FUNDS.........................................................................................40


SPECIAL PLAN ACCOUNTS.............................................................................................. 45
         Scudder Retirement Plans:  Profit-Sharing and Money Purchase Pension Plans for Corporations and
              Self-Employed Individuals.............................................................................45
         Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals........45
         Scudder IRA:  Individual Retirement Account................................................................45
         Scudder Roth IRA:  Individual Retirement Account...........................................................46
         Scudder 403(b) Plan....................................................................................... 47
         Automatic Withdrawal Plan................................................................................. 47
         Group or Salary Deduction Plan............................................................................ 47
         Automatic Investment Plan................................................................................. 48
         Uniform Transfers/Gifts to Minors Act..................................................................... 48

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.......................................................................... 48


                                      i


PERFORMANCE INFORMATION............................................................................................ 49
         Average Annual Total Return............................................................................... 49
         Cumulative Total Return................................................................................... 50
         Total Return.............................................................................................. 50
         SEC Yields of Global Bond Fund and Emerging Markets Income Fund........................................... 50
         Comparison of Portfolio Performance....................................................................... 51

ORGANIZATION OF THE FUNDS.......................................................................................... 55

INVESTMENT ADVISER................................................................................................. 56
         Personal Investments by Employees of the Adviser.......................................................... 60

DIRECTORS AND OFFICERS............................................................................................. 60

REMUNERATION....................................................................................................... 63

DISTRIBUTOR........................................................................................................ 63

TAXES.............................................................................................................. 64

PORTFOLIO TRANSACTIONS............................................................................................. 69
         Brokerage................................................................................................. 69
         Portfolio Turnover........................................................................................ 70

NET ASSET VALUE.................................................................................................... 70

ADDITIONAL INFORMATION............................................................................................. 71
         Experts................................................................................................... 71
         Other Information......................................................................................... 71

FINANCIAL STATEMENTS............................................................................................... 73

APPENDIX

                  THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES

             (See "Investment objective and policies," "Special risk
                considerations" and "Additional information about
                            policies and investments"

        in the respective prospectuses for the Fund or Class of Shares.)

         Scudder Global Fund, Inc., a Maryland corporation of which Global Discovery Fund ("Global Discovery Fund"), Scudder Global Bond Fund ("Global Bond Fund") and Scudder Emerging Markets Income Fund ("Emerging Markets Income Fund") are series, is referred to herein as the "Corporation." Global Discovery Fund, Scudder Global Bond Fund and Scudder Emerging Markets Income Fund are each a series of an open-end management company. Scudder Global Discovery Fund changed its name to Global Discovery Fund on April 16, 1998. With respect to Global
Discovery Fund only Scudder Global Discovery Shares ("Scudder Shares" or "Shares") are offered herein. The Scudder Shares of Global Discovery Fund and Global Bond Fund and Emerging Markets Income Fund continuously offer and redeem shares on a pure no-load(TM) basis at net asset value. Each Fund is a company of the type commonly known as a mutual fund. Global Discovery Fund is a diversified series of the Corporation. Global Bond Fund and Emerging Markets Income Fund are non-diversified series of the Corporation. These series sometimes are jointly referred to herein as the "Funds."


         Global Discovery Fund offers the following classes of shares: Scudder Global Discovery Shares (the "Scudder Shares"), and Global Discovery Class A, B and C Shares (the "Kemper Shares"). This Statement of Additional Information applies only to Scudder Shares of Global Discovery Fund and Scudder Global Bond Fund and Scudder Emerging Markets Income Fund.

         Changes in portfolio securities are made on the basis of investment considerations, and it is against the policy of management to make changes for trading purposes. No Fund can guarantee a gain or eliminate the risk of loss and the net asset value of each Fund's shares will increase or decrease with changes in the market price of that Fund's investments.

         Foreign securities such as those that may be purchased by a Fund may be subject to foreign government taxes which could reduce the yield, if any, on such securities, although a shareholder of that Fund may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund. (See "TAXES.")

         Because of each Fund's investment considerations discussed herein and their investment policies, investment in shares of a Fund is not intended to provide a complete investment program for an investor. The value of each Fund's shares when sold may be higher or lower than when purchased.

         The following objectives and policies, except as otherwise stated, are not fundamental and may be changed without a shareholder vote. There can be no assurance that each Fund will achieve its investment objective.


General Investment Objective and Policies of  Global Discovery Fund


         Global Discovery Fund seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world. The Fund is designed for investors looking for above-average appreciation potential (when compared with the overall domestic stock market as reflected by Standard & Poor's 500 Corporation Composite Price Index) and the benefits of investing globally, but who are willing to accept above-average stock market risk, the impact of currency fluctuation and little or no current income.

         In pursuit of its objective, the Fund generally invests in small, rapidly growing companies which offer the potential for above-average returns relative to larger companies, yet are frequently overlooked and thus undervalued by the market. The Fund has the flexibility to invest in any region of the world. It can invest in companies based in emerging markets, typically in the Far East, Latin America and Eastern Europe, as well as in firms operating in developed economies, such as those of the United States, Japan and Western Europe.

         The Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"), invests the Fund's assets in companies it believes offer above-average earnings, cash flow or asset growth potential. It also invests in companies which may receive greater market recognition over time. The Adviser believes that these factors offer significant opportunity for long-term capital appreciation. The Adviser evaluates investments for the Fund from both a macroeconomic and microeconomic perspective, using fundamental analysis, including field research. The Adviser analyzes the growth potential and relative value of possible investments. When evaluating an individual company, the Adviser takes into consideration numerous factors, including the depth and
quality  of  management;   a  company's  product  line,  business  strategy  and
competitive position; research and development efforts; financial strength, including degree of leverage; cost structure; revenue and earnings growth potential; price-earnings ratios and other stock valuation measures. Secondarily, the Adviser weighs the attractiveness of the country and region in which a company is located.

         While the Fund's Adviser believes that smaller, lesser-known companies can offer greater growth potential than larger, more established firms, the former also involve greater risk and price volatility. To help reduce risk, the Fund expects, under usual market conditions, to diversify its portfolio widely by company, industry and country. Under normal circumstances, the Fund invests at least 65% of its total assets in the equity securities of small companies. The Fund intends to allocate investments among at least three countries at all times, one of which may be the United States.

         The Fund invests primarily in companies whose individual equity market capitalization would place them in the same size range as companies in approximately the lowest 20% of world market capitalization as represented by the Salomon Brothers Broad Market Index, an index comprised of equity securities of more than 6,500 small-, medium- and large-sized companies based in 22 markets around the globe. Based on this policy, the companies represented in the Fund's portfolio typically will have individual equity market capitalizations of between approximately $50 million and $2 billion, although the Fund will be free to invest in smaller capitalization issues. Furthermore, the median market capitalization of the companies in which the Fund invests will not exceed $750 million.

         The equity securities in which the Fund may invest consist of common stocks, preferred stocks (either convertible or nonconvertible), rights and warrants. These securities may be listed on the U.S. or foreign securities exchanges or traded over-the-counter. For capital appreciation purposes, the Fund may purchase notes, bonds, debentures, government securities and zero coupon bonds (any of which may be convertible or nonconvertible). The Fund may invest in foreign securities and American Depositary Receipts which may be sponsored or unsponsored. The Fund may also invest in closed-end investment companies holding foreign securities, enter into repurchase agreements and engage in strategic transactions. For temporary defensive purposes, the Fund may, during periods in which conditions in securities markets warrant, invest without limit in cash and cash equivalents. It is impossible to accurately predict for how long such alternative strategies will be utilized. More information about investment techniques is provided under "Specialized Investment Techniques of the Funds."

Small Company Risk. The Adviser believes that smaller companies often have sales and earnings growth rates which exceed those of larger companies, and that such growth rates may in turn be reflected in more rapid share price appreciation over time. However, investing in smaller company stocks involves greater risk than is customarily associated with investing in larger, more established companies. For example, smaller companies can have limited product lines, markets, or financial and managerial resources. Smaller companies may also be dependent on one or a few key persons, and may be more susceptible to losses and risks of bankruptcy. Also, the securities of smaller companies may be thinly traded (and therefore have to be sold at a discount from current market prices or sold in small lots over an extended period of time). Transaction costs in smaller company stocks may be higher than those of larger companies.

General Investment Objectives and Policies of Scudder Global Bond Fund

         Global Bond Fund provides investors with a convenient way to invest in a managed portfolio of debt securities denominated in foreign currencies and the U.S. dollar. The Fund's objective is to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund will seek capital appreciation.

         To achieve its objectives, the Fund will invest principally in a managed portfolio of high-grade intermediate- and long-term bonds denominated in the U.S. dollar and foreign currencies, including bonds denominated in the European Currency Unit (ECU). (Intermediate-term bonds generally have maturities between three and eight years, and long-term bonds generally have maturities of greater than eight years.) Portfolio investments will be selected on the basis of, among other things, yields, credit quality, and the fundamental outlooks for currency and interest rate trends in different parts of the globe, taking into account the ability to hedge a degree of currency or local bond price risk.


         At least 65% of the Fund's total assets will consist of high-grade debt securities, which are those rated in one of the three highest rating categories of one of the major U.S. rating services or, if unrated, considered to be of equivalent quality in local currency terms as determined by the Adviser. These securities are rated AAA, AA or A by Standard & Poor's Corporation ("S&P") or Aaa, Aa, or A by Moody's Investor Services, Inc. ("Moody's").


         The Fund may also invest up to 15% of its net assets in debt securities rated BBB by S&P or Baa by Moody's and lower, or unrated securities considered to be of equivalent quality by the Adviser. The Fund will not invest in any securities rated B or lower. (See "Specialized Investment Techniques of the Funds.")

         The Fund's investments may include:

          o Debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities
          o Debt securities issued or guaranteed by a foreign national government, its agencies, instrumentalities or political subdivisions
          o Debt securities issued or guaranteed by supranational organizations (e.g., European Investment Bank, Inter-American
          o    Development Bank or the World Bank)
          o    Corporate debt securities
          o    Bank or bank holding company debt securities
          o Other debt securities, including those convertible into common stock

         The Fund may invest in zero coupon securities, indexed securities, mortgage and asset-backed securities and may engage in strategic transactions. The Fund may purchase securities which are not publicly offered. If such securities are purchased, they may be subject to restrictions which may make them illiquid. See "Investment Restrictions."

         The Fund intends to select its investments from a number of country and market sectors. It may invest substantially in the issuers of one or more countries and will have investments in debt securities of issuers from a minimum of three different countries.

         Under normal conditions, the Fund will invest at least 15% of its total assets in U.S. dollar-denominated securities, issued domestically or abroad. For temporary defensive or emergency purposes, however, the Fund may invest without limit in U.S. debt securities, including short-term money market securities. It is impossible to predict for how long such alternative strategies will be utilized.

General Investment  Objectives and Policies of Scudder Emerging Markets
Income Fund

         Emerging Markets Income Fund's primary investment objective is to provide investors with high current income. As a secondary objective, the Fund seeks long-term capital appreciation. In pursuing these goals, the Fund invests primarily in high-yielding debt securities issued by governments and corporations in emerging markets. Many nations in developing regions of the world have undertaken sweeping political and economic changes that favor increased business activity and demand for capital. In the opinion of the Adviser, these changes present attractive investment opportunities, both in terms of income and appreciation potential, for long-term investors.

         The Fund involves above-average bond fund risk and can invest entirely in high yield/high risk bonds. It is designed as a long-term investment and not for short-term trading purposes, and should not be considered a complete investment program. While designed to provide a high level of current income, the Fund may not be appropriate for all income investors. The Fund should not be viewed as a substitute for a money market or short-term bond fund. The Fund invests in lower quality securities of emerging market issuers, some of which have in the past defaulted on certain of their financial obligations. Investments in emerging markets can be volatile. The Fund's share price and yield can fluctuate daily in response to political events, changes in the perceived creditworthiness of emerging nations, fluctuations in interest rates and, to a certain extent, movements in foreign currencies. The securities in which the Fund may invest are further described below, and under "Investment objectives and policies" and "Additional information about policies and investments" in Emerging Markets Income Fund's prospectus.

         In seeking high current income and, secondarily, long-term capital appreciation, the Fund invests, under normal market conditions, at least 65% of its total assets in debt securities issued by governments, government-related entities and corporations in emerging markets, or the return on which is derived primarily from emerging markets. The Fund considers "emerging markets" to include any country that is defined as an emerging or developing economy by any one of the following: the International Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation or the United Nations or its authorities.

         While the Fund takes a global approach to portfolio management, the Adviser currently weights its investments toward countries in Latin America, specifically Argentina, Brazil, Mexico and Venezuela. Latin America, and these four countries in particular, offers the largest and most liquid debt markets of the emerging nations around the globe in the past few years. In addition to Latin America, the Adviser may pursue investment opportunities in Asia, Africa, the Middle East and the developing countries of Europe, primarily in Eastern Europe. The Fund deems an issuer to be located in an emerging market if (i) the issuer is organized under the laws of an emerging market country; (ii) the issuer's principal securities trading market is in an emerging market; or (iii) at least 50% of the issuer's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years is derived from (directly or indirectly from subsidiaries) assets or activities located in emerging markets.

         Although the Fund may invest in a wide variety of high-yielding debt obligations, under normal conditions it must invest at least 50% of its assets in sovereign debt securities issued or guaranteed by governments,
government-related   entities  and  central  banks  based  in  emerging  markets
(including participations in and assignments of portions of loans between governments and financial institutions); government owned, controlled or sponsored entities located in emerging markets; entities organized and operated for the purpose of restructuring investment characteristics of instruments issued by government or government-related entities in emerging markets; and debt obligations issued by supranational organizations such as the Asian Development Bank and the Inter-American Development Bank, among others.

         The Fund may also consider for purchase any debt securities issued by commercial banks and companies in emerging markets. The Fund may invest in both fixed- and floating-rate issues. Debt instruments held by the Fund take the form of bonds, notes, bills, debentures, convertible securities, warrants, bank obligations, short-term paper, loan participations, loan assignments and trust interests. The Fund may invest regularly in "Brady Bonds," which are debt securities issued under the framework of the Brady Plan as a mechanism for debtor countries to restructure their outstanding bank loans. Most "Brady Bonds" have their principal collateralized by zero coupon U.S.
Treasury bonds.

         To reduce currency risk, the Fund invests at least 65% of its assets in U.S. dollar-denominated debt securities. Therefore, no more than 35% of the Fund's total assets may be invested in debt securities denominated in foreign currencies.

         The Fund is not restricted by limits on weighted average portfolio maturity or the maturity of an individual issue. The weighted average maturity of the Fund's portfolio is actively managed and may vary from period to period based upon the Adviser's assessment of economic and market conditions, taking into account the Fund's investment objectives.

         In addition to maturity, the Fund's investments are actively managed in terms of geographic, industry and currency allocation. In managing the Fund's portfolio, the Adviser takes into account such factors as the credit quality of issuers, changes in and levels of interest rates, projected economic growth rates, capital flows, debt levels, trends in inflation, anticipated movements in foreign currencies, and government initiatives.

         While the Fund is not "diversified" for purposes of the Investment Company Act of 1940 (the "1940 Act"), it intends to invest in a minimum of three countries at any one time and will not commit more than 40% of its total assets to issuers in a single country.

         By focusing on fixed-income instruments issued in emerging markets, the Fund invests predominantly in debt securities that are rated below investment-grade, or unrated but equivalent to those rated below investment-grade by internationally recognized rating agencies such as S&P or Moody's. Debt securities rated below BBB by S&P or below Baa by Moody's are considered to be below investment-grade. These types of high yield/high risk debt obligations (commonly referred to as "junk bonds") are predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with their terms and generally involve a greater risk of default and more volatility in price than securities in higher rating categories, such as investment-grade U.S. bonds. On occasion, the Fund may invest up to 5% of its net assets in non-performing securities whose quality is comparable to securities rated as low as D by S&P or C by Moody's. A large portion of the Fund's bond holdings may trade at substantial discounts from face value.

         The Fund may invest up to 35% of its total assets in securities other than debt obligations issued in emerging markets. These holdings include debt securities and money market instruments issued by corporations and governments based in developed markets including up to 20% of total assets in U.S. fixed-income instruments. However, for temporary, defensive or emergency purposes, the Fund may invest without limit in U.S. debt securities, including short-term money market securities. It is impossible to predict for how long such alternative strategies will be utilized. In addition, the Fund may engage in strategic transactions for hedging purposes and to enhance potential gain. The Fund may also acquire shares of closed-end investment companies that invest primarily in emerging market debt securities. To the extent the Fund invests in such closed-end investment companies, shareholders will incur certain duplicative fees and expenses, including investment advisory fees.

Master/feeder Fund Structure. At special meetings of shareholders, a majority of the shareholders of each Fund approved a proposal which gives the Corporation's Board of Directors the discretion to retain the current distribution arrangement for a Fund while investing in a master fund in a master/feeder fund structure as described below.

         A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

Risk Factors

Foreign Securities. Global Discovery Fund is intended to provide individual and institutional investors with an opportunity to invest a portion of their assets in a diversified portfolio of securities of U.S. and foreign companies located worldwide and is designed for long-term investors who can accept international investment risk. Global Bond Fund and Emerging Markets Income Fund are intended to provide individuals and institutional investors with an opportunity to invest a portion of their assets in a managed group of debt instruments denominated in a range of currencies and issued by various entities such as governments, their agencies, instrumentalities and political subdivisions, supranational organizations, corporations and banks. Each Fund is designed for investors who can accept currency and other forms of international investment risk. The Adviser believes that allocation of each Fund's assets on a global basis decreases the degree to which events in any one country, including the U.S., will affect an investor's entire investment holdings. In the period since World War II, many leading foreign economies have grown more rapidly than the U.S. economy and from time to time have had interest rate levels that had a higher real return than the U.S. bond market. Consequently, the securities of foreign issuers have provided attractive returns relative to the returns provided by the securities of U.S. issuers, although there can be no assurance that this will be true in the future.

         Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and which may affect a Fund's performance favorably or unfavorably. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign stock markets, while growing in volume of trading activity, have substantially less volume than that of the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. Similarly, volume and liquidity in most foreign bond markets is less than that in the U.S. market and at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems either could result in losses to a Fund due to subsequent declines in value of the portfolio security or, if a Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Fixed commissions on some foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Adviser will endeavor to achieve the most favorable net results on each Fund's portfolio transactions. Further, a Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts. There is generally less government supervision and regulation of business and industry practices, securities exchanges, brokers and listed companies than in the U.S. It may be more difficult for a Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of confiscatory or withholding taxation, political, social or economic instability, or diplomatic developments which could affect U.S. investments in those countries. Investments in foreign securities may also entail certain risks, such as possible currency blockages or transfer restrictions, and the difficulty of enforcing rights in other countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Adviser seeks to mitigate the risks to each Fund associated with the foregoing considerations through investment variation and continuous professional management.

         For Emerging Markets Income Fund, these considerations generally are more of a concern in developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. The Fund managers seek to mitigate the risks associated with these considerations through active professional management.

Eastern Europe. Investments in companies domiciled in Eastern European countries may be subject to potentially greater risks than those of other foreign issuers. These risks include (i) potentially less social, political and economic stability; (ii) the small current size of the markets for such securities and the low volume of trading, which result in less liquidity and in greater price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries, or in the countries of the former Soviet Union. Global Discovery Fund may invest up to 5% of its total assets in the securities of issuers domiciled in Eastern European countries.

         Investments  in  such  countries  involve  risks  of   nationalization,
expropriation and confiscatory taxation. The Communist governments of a number of East European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there may be no assurance that such expropriation will not occur in the future. In the event of such expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in East European countries. Finally, even though certain East European currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to a Fund's shareholders.

Foreign Currencies. Investments in foreign securities usually will involve currencies of foreign countries. Moreover, a Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase forward foreign currency contracts, foreign currency futures contracts and options on such contracts. Because of these factors, the value of the assets of a Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and a Fund may incur costs in connection with conversions between various currencies. Although the Funds' custodian values each Fund's assets daily in terms of U.S. dollars, none of the Funds intends to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. A Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward or futures contracts to purchase or sell foreign currencies.

         Because a Fund normally will be invested in both U.S. and foreign securities markets, changes in the Fund's share price may have a low correlation with movements in the U.S. markets. A Fund's share price will reflect the movements of both the different stock and bond markets in which it is invested and of the currencies in which the investments are denominated; the strength or weakness of the U.S. dollar against foreign currencies may account for part of the Fund's investment performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from different markets may vary significantly. The Funds invest in many securities markets around the world in an attempt to take advantage of opportunities wherever they may arise.

Investing in Emerging Markets. Most emerging securities markets may have substantially less volume and are subject to less government supervision than U.S. securities markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. In addition, there is less regulation of securities exchanges, securities dealers, and listed and unlisted companies in emerging markets than in the U.S.

          Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions. Delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no cash is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Costs associated with transactions in foreign securities are generally higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency.

         Foreign investment in certain emerging market debt obligations is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging markets debt obligations and increase the costs and expenses of a Fund. Certain emerging markets require prior governmental approval of investments by foreign persons, limit the amount of investment by foreign persons in a particular company, limit the investment by foreign persons only to a specific class of securities of a company that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain emerging markets may also restrict investment opportunities in issuers in industries deemed important to national interest.

         Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

         In the course of investment in emerging market debt obligations, a Fund will be exposed to the direct or indirect consequences of political, social and economic changes in one or more emerging markets. Political changes in emerging market countries may affect the willingness of an emerging market country governmental issuer to make or provide for timely payments of its obligations. The country's economic status, as reflected, among other things, in its inflation rate, the amount of its external debt and its gross domestic product, also affects its ability to honor its obligations. While the Fund manages its assets in a manner that will seek to minimize the exposure to such risks, and will further reduce risk by owning the bonds of many issuers, there can be no assurance that adverse political, social or economic changes will not cause a Fund to suffer a loss of value in respect of the securities in the Fund's portfolio.

          The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for a Fund's securities in such markets may not be readily available. The Corporation may suspend redemption of its shares for any period during which an emergency exists, as determined by the Securities and Exchange Commission (the "SEC"). Accordingly if a Fund believes that appropriate circumstances exist, it will promptly apply to the SEC for a determination that an emergency is present. During the period commencing from a Fund's identification of such condition until the date of the SEC action, the Fund's securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Corporation's Board of Directors.

          Volume and liquidity in most foreign bond markets are less than in the U.S. and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of business and industry practices, securities exchanges, brokers, dealers and listed companies than in the U.S. Mail service between the U.S. and foreign countries may be slower or less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain emerging markets, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect the Fund's investments in those countries. Moreover, individual emerging market economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The chart below sets forth the risk ratings of selected emerging market countries' sovereign debt securities.


   Sovereign Risk Ratings for Selected Emerging Market Countries as of 2/1/98
        (Source: J.P. Morgan Securities, Inc., Emerging Markets Research)


Country                         Moody's                     Standard & Poor's
--------                        -------                     -----------------
Chile                           Baa1                        A-
Turkey                          Ba3                         B+
Mexico                          Ba2                         BB
Czech Republic                  Baa1                        A
Hungary                         Baa3                        BBB-
Colombia                        Baa3                        BBB-
Venezuela                       Ba2                         B
Morocco                         NR                          NR
Argentina                       B1                          BB-
Brazil                          B1                          B+
Poland                          Baa3                        BBB-
Ivory Coast                     NR                          NR

         A Fund may have limited legal recourse in the event of a default with respect to certain debt obligations it holds. If the issuer of a fixed-income security owned by a Fund defaults, the Fund may incur additional expenses to seek recovery. Debt obligations issued by emerging market country governments differ from debt obligations of private entities; remedies from defaults on debt obligations issued by emerging market governments, unlike those on private debt, must be pursued in the courts of the defaulting party itself. A Fund's ability to enforce its rights against private issuers may be limited. The ability to attach assets to enforce a judgment may be limited. Legal recourse is therefore somewhat diminished. Bankruptcy, moratorium and other similar laws applicable to private issuers of debt obligations may be substantially different from those of other countries. The political context, expressed as an emerging market governmental issuer's willingness to meet the terms of the debt obligation, for example, is of considerable importance. In addition, no assurance can be given that the holders of commercial bank debt may not contest payments to the holders of debt obligations in the event of default under commercial bank loan agreements. With four exceptions, (Panama, Cuba, Costa Rica and Yugoslavia), no sovereign emerging markets borrower has defaulted on an external bond issue since World War II.

         Income from securities held by a Fund could be reduced by a withholding tax on the source or other taxes imposed by the emerging market countries in which the Fund makes its investments. A Fund's net asset value may also be affected by changes in the rates or methods of taxation applicable to the Fund or to entities in which the Fund has invested. The Adviser will consider the cost of any taxes in determining whether to acquire any particular investments, but can provide no assurance that the taxes will not be subject to change.

         Many emerging markets have experienced substantial, and in some periods extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, wage and price controls have been imposed in certain countries. Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

         Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Certain emerging market governmental issuers have not been able to make payments of interest on or principal of debt obligations as those payments have come due. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of those issuers.

         Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in any given country. As a result, government actions in the future could have a significant effect on economic conditions in emerging markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in a Fund's portfolio. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments have occurred frequently over the history of certain emerging markets and could adversely affect a Fund's assets should these conditions recur.

         The ability of emerging market country governmental issuers to make timely payments on their obligations is likely to be influenced strongly by the issuer's balance of payments, including export performance, and its access to international credits and investments. An emerging market whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of those commodities. Increased protectionism on the part of an emerging market's trading partners could also adversely affect the country's exports and diminish its trade account surplus, if any. To the extent that emerging markets receive payment for its exports in currencies other than dollars or non-emerging market currencies, its ability to make debt payments denominated in dollars or non-emerging market currencies could be affected.

         To the extent that an emerging market country cannot generate a trade surplus, it must depend on continuing loans from foreign governments, multilateral organizations or private commercial banks, aid payments from foreign governments and on inflows of foreign investment. The access of emerging markets to these forms of external funding may not be certain, and a withdrawal of external funding could adversely affect the capacity of emerging market country governmental issuers to make payments on their obligations. In addition, the cost of servicing emerging market debt obligations can be affected by a change in international interest rates since the majority of these obligations carry interest rates that are adjusted periodically based upon international rates.

         Another factor bearing on the ability of emerging market countries to repay debt obligations is the level of international reserves of the country. Fluctuations in the level of these reserves affect the amount of foreign exchange readily available for external debt payments and thus could have a bearing on the capacity of emerging market countries to make payments on these debt obligations.

Investing in Latin America. Investing in securities of Latin American issuers may entail risks relating to the potential political and economic instability of certain Latin American countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

         The securities markets of Latin American countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the U.S. Disclosure and regulatory standards are in many respects less stringent than U.S. standards. Furthermore, there is a lower level of monitoring and regulation of the markets and the activities of investors in such markets.

         The limited size of many Latin American securities markets and limited trading volume in the securities of Latin American issuers compared to volume of trading in the securities of U.S. issuers could cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on in-depth fundamental analysis, may decrease the value and liquidity of portfolio securities.

         Each Fund may invest a portion of its assets in securities denominated in currencies of Latin American countries. Accordingly, changes in the value of these currencies against the U.S. dollar may result in corresponding changes in the U.S. dollar value of the Fund's assets denominated in those currencies.

         Some Latin American countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, there is risk that certain Latin American countries may restrict the free conversion of their currencies into other currencies. Further, certain Latin American currencies may not be internationally traded. Certain of these currencies have experienced a steep devaluation relative to the U.S. dollar. Any devaluations in the currencies in which a Fund's portfolio securities are denominated may have a detrimental impact on the Fund's net asset value.

         The economies of individual Latin American countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Certain Latin American countries have experienced high levels of inflation which can have a debilitating effect on an economy, although some have begun to control inflation in recent years through prudent economic policies. Furthermore, certain Latin American countries may impose withholding taxes on dividends payable to a Fund at a higher rate than those imposed by other foreign countries. This may reduce a Fund's investment income available for distribution to shareholders.

         Certain Latin American countries such as Argentina, Brazil and Mexico are among the world's largest debtors to commercial banks and foreign governments. At times, certain Latin American countries have declared moratoria on the payment of principal and/or interest on outstanding debt.

         Latin America is a region rich in natural resources such as oil, copper, tin, silver, iron ore, forestry, fishing, livestock and agriculture. The region has a large population (roughly 300 million) representing a large domestic market. Economic growth was strong in the 1960s and 1970s, but slowed dramatically (and in some instances was negative) in the 1980s as a result of poor economic policies, higher international interest rates, and the denial of access to new foreign capital. Although a number of Latin American countries are currently experiencing lower rates of inflation and higher rates of real growth in gross domestic product than they have in the past, other Latin American countries continue to experience significant problems, including high inflation rates and high interest rates. Capital flight has proven a persistent problem and external debt has been forcibly restructured. Political turmoil, high inflation, capital repatriation restrictions, and nationalization have further exacerbated conditions.

         Governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in those countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments, such as military coups, have occurred in the past and could also adversely affect a Fund's investments in this region.

         Changes in political leadership, the implementation of market oriented economic policies, such as privatization, trade reform and fiscal and monetary reform are among the recent steps taken to renew economic growth. External debt is being restructured and flight capital (domestic capital that has left home country) has begun to return. Inflation control efforts have also been implemented. Free Trade Zones are being discussed in various areas around the region, the most notable being a free zone among Mexico, the U.S. and Canada and another zone among four countries in the southernmost point of Latin America. Currencies are typically weak, but most are now relatively free floating, and it is not unusual for the currencies to undergo wide fluctuations in value over short periods of time due to changes in the market.

Investing in the Pacific Basin. Economies of individual Pacific Basin countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, interest rate levels, and balance of payments position. Of particular importance, most of the economies in this region of the world are heavily dependent upon exports, particularly to developed countries, and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the U.S. and other countries with which they trade. These economies also have been and may continue to be negatively impacted by economic conditions in the U.S. and other trading partners, which can lower the demand for goods produced in the Pacific Basin.

         With respect to the Peoples Republic of China and other markets in which each Fund may participate, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments that could adversely impact a Pacific Basin country or the Fund's investment in the debt of that country.

         Foreign companies, including Pacific Basin companies, are not generally subject to uniform accounting, auditing and financial reporting standards, practices and disclosure requirements comparable to those applicable to U.S. companies. Consequently, there may be less publicly available information about such companies than about U.S. companies. Moreover, there is generally less government supervision and regulation in the Pacific Basin than in the U.S.

Investing in Europe. Most Eastern European nations, including Hungary, Poland, Czech Republic, Slovak Republic, and Romania have had centrally planned, socialist economies since shortly after World War II. A number of their governments, including those of Hungary, the Czech Republic, and Poland are currently implementing or considering reforms directed at political and economic liberalization, including efforts to foster multi-party political systems, decentralize economic planning, and move toward free market economies. At present, no Eastern European country has a developed stock market, but Poland, Hungary, and the Czech Republic have small securities markets in operation. Ethnic and civil conflict currently rage through the former Yugoslavia. The outcome is uncertain.

         Both the European Community (the "EC") and Japan, among others, have made overtures to establish trading arrangements and assist in the economic development of the Eastern European nations. A great deal of interest also surrounds opportunities created by the reunification of East and West Germany. Following reunification, the Federal Republic of Germany has remained a firm and reliable member of the EC and numerous other international alliances and organizations. To reduce inflation caused by the unification of East and West Germany, Germany has adopted a tight monetary policy which has led to weakened exports and a reduced domestic demand for goods and services. However, in the long-term, reunification could prove to be an engine for domestic and international growth.

         The  conditions  that  have  given  rise  to  these   developments  are
changeable, and there is no assurance that reforms will continue or that their goals will be achieved.

         Portugal is a genuinely emerging market which has experienced rapid growth since the mid-1980s, except for a brief period of stagnation over 1990-91. Portugal's government remains committed to privatization of the financial system away from one dependent upon the banking system to a more balanced structure appropriate for the requirements of a modern economy. Inflation continues to be about three times the EC average.

         Economic reforms launched in the 1980s continue to benefit Turkey in the 1990s. Turkey's economy has grown steadily since the early 1980s, with real growth in per capita Gross Domestic Product (the "GDP") increasing more than 6% annually. Agriculture remains the most important economic sector, employing approximately 55% of the labor force, and accounting for nearly 20% of GDP and 20% of exports. Inflation and interest rates remain high, and a large budget deficit will continue to cause difficulties in Turkey's substantial transformation to a dynamic free market economy.

         Like many other Western economies, Greece suffered severely from the global oil price hikes of the 1970s, with annual GDP growth plunging from 8% to 2% in the 1980s, and inflation, unemployment, and budget deficits rising sharply. The fall of the socialist government in 1989 and the inability of the conservative opposition to obtain a clear majority have led to business uncertainty and the continued prospects for flat economic performance. Once Greece has sorted out its political situation, it will have to face the challenges posed by the steadily increasing integration of the EC, including the progressive lowering of trade and investment barriers. Tourism continues as a major industry, providing a vital offset to a sizable commodity trade deficit.

         Securities traded in certain emerging European securities markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries had expropriated a large amount of property, the claims of which have not been entirely settled. There can be no assurance that the Fund's investments in Eastern Europe would not also be expropriated, nationalized or otherwise confiscated. Finally, any change in leadership or policies of Eastern European countries, or countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

Investing in Africa. Africa is a continent of roughly 50 countries with a total population of approximately 840 million people. Literacy rates (the percentage of people who are over 15 years of age and who can read and write) are relatively low, ranging from 20% to 60%. The primary industries include crude oil, natural gas, manganese ore, phosphate, bauxite, copper, iron, diamond, cotton, coffee, cocoa, timber, tobacco, sugar, tourism and cattle.

         Many of the countries are fraught with political instability. However, there has been a trend over the past five years toward democratization. Many countries are moving from a military style, Marxist, or single party government to a multi-party system. Still, there remain many countries that do not have a stable political process.
Other countries have been enmeshed in civil wars and border clashes.

         Economically, the Northern Rim countries (including Morocco, Egypt and Algeria) and Nigeria, Zimbabwe and South Africa are the wealthier countries on the continent. The market capitalization of these countries has been growing recently as more international companies invest in Africa and as local companies start to list on the exchanges. However, religious and ethnic strife has been a significant source of instability.

         On the other end of the economic spectrum are countries, such as Burkinafaso, Madagascar and Malawi, that are considered to be among the poorest or least developed in the world. These countries are generally landlocked or have poor natural resources. The economies of many African countries are heavily dependent on international oil prices. Of all the African industries, oil has been the most lucrative, accounting for 40% to 60% of many countries' GDP.
However, general decline in oil prices has had an adverse impact on many economies.

Special Investment Considerations of Scudder Emerging Markets Income Fund

Brady Bonds. The Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Bulgaria, Brazil, Costa Rica, Dominican Republic, Ecuador, Jordan, Mexico, Morocco, Nigeria, the Philippines, Poland, and Uruguay.

         Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter secondary markets.

         Dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on many Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds, with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

Sovereign Debt. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Loan Participations and Assignments. The Fund may invest in fixed- and floating-rate loans ("Loans") arranged through private negotiations between an issuer of emerging market debt instruments and one or more financial institutions ("Lenders"). The Fund's investments in Loans are expected in most instances to be in the form of participations in Loans ("Participations") and assignments of portions of Loans ("Assignments") from third parties. Participations typically will result in the Fund having a contractual relationship only with the Lender and not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Fund will acquire Participations only if the Lender interpositioned between the Fund and the borrower is determined by the Adviser to be creditworthy.

         When the Fund purchases Assignments from Lenders, it will acquire direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and may be more limited than, those held by the assigning Lender.

         The Fund may have difficulty disposing of Assignments and Participations. Because no liquid market for these obligations typically exists, the Fund anticipates that these obligations could be sold only to a limited number of institutional investors. The lack of a liquid secondary market will have an adverse effect on the Fund's ability to dispose of particular Assignments or Participations when necessary to meet the Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations may also make it more difficult for the Fund to assign a value to those securities for purposes of valuing the Fund's portfolio and calculating its net asset value.

Specialized Investment Techniques of the Funds

Debt Securities. If the Adviser determines that the capital appreciation on debt securities is likely to exceed that of common stocks, Global Discovery Fund may invest in debt securities of foreign and U.S. issuers. Portfolio debt investments will be selected on the basis of capital appreciation potential, by evaluating, among other things, potential yield, if any, credit quality, and the fundamental outlooks for currency and interest rate trends in different parts of the world, taking into account the ability to hedge a degree of currency or local bond price risk. The Funds may purchase "investment-grade" bonds, which are those rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or, if unrated, judged to be of equivalent quality as determined by the Adviser. Bonds rated Baa or BBB may have speculative elements as well as investment-grade characteristics. Global Discovery Fund may also invest up to 5% of its net assets in debt securities which are rated below investment-grade, that is, rated below Baa by Moody's or below BBB by S&P and in unrated securities of equivalent quality. Global Bond Fund may invest up to 15% of its net assets in securities rated below BBB or below Baa, but may not invest in securities rated B or lower by Moody's and S&P or in equivalent unrated securities.

         Emerging Markets Income Fund may also invest in securities rated lower than Baa/BBB and in unrated securities judged to be of equivalent quality as determined by the Adviser. The Fund may invest in debt securities which are rated as low as C by Moody's or D by S&P. Such securities may be in default with respect to payment of principal or interest.

         The Adviser expects that a significant portion of Emerging Markets Income Fund's investments will be purchased at a discount to par value. To the extent developments in emerging markets result in improving credit fundamentals and rating upgrades for countries in emerging markets, the Adviser believes that there is the potential for capital appreciation as the improving fundamentals become reflected in the price of the debt instruments. The Adviser also believes that a country's sovereign credit rating (with respect to foreign currency denominated issues) acts as a "ceiling" on the rating of all debt issuers from that country. Thus, the ratings of private sector companies cannot be higher than that of their home countries. The Adviser believes, however, that many companies in emerging market countries, if rated on a stand alone basis without regard to the rating of the home country, possess fundamentals that could justify a higher credit rating, particularly if they are major exporters and receive the bulk of their revenues in U.S. dollars or other hard currencies. The Adviser seeks to identify such opportunities and benefit from this type of market inefficiency.

High Yield/High Risk Securities. Below investment-grade securities, commonly referred to as "junk bonds" (rated Ba and lower by Moody's and BB and lower by S&P), or unrated securities of equivalent quality, in which Global Discovery Fund may invest up to 5% of its net assets, Global Bond Fund may invest up to 15% of its net assets and Emerging Markets Income Fund may invest up to 100% of its net assets, carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories and are considered speculative. The lower the ratings of such debt securities, the greater their risks render them like equity securities. See the Appendix to this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

         Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have a greater adverse impact on the value of such obligations than on comparable higher quality debt securities. During an economic downturn or period of rising interest rates, highly leveraged issues may experience financial stress which could adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect a Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

         The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of a Fund to accurately value high yield securities in the Fund's portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

         Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is the policy of the Adviser not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of a Fund's investment objective by investment in such securities may be more dependent on the Adviser's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of such security.

         Prices for below investment-grade securities may be affected by legislative and regulatory developments. For example, new federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, Congress has from time to time considered legislation which would restrict or eliminate the corporate tax deduction for interest payments in these securities and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type. For more information regarding tax issues related to high yield securities, see "TAXES."

Convertible Securities. Each Fund may invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features. Emerging Markets Income Fund and Global Bond Fund each limits its purchases of convertible securities to debt securities convertible into common stock.

         The convertible securities in which a Fund may invest are either fixed income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

         Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

         Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes ("LYONs"(TM)). Zero coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon convertible securities offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks as they usually are issued with shorter maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

Illiquid Securities. Each Fund may occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or the availability of an exemption from registration (such as Rules 144 or 144A) or because they are subject to other legal or contractual delays in or restrictions on resale.

         Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the 1933 Act. A Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public, and in such event the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.

Dollar Roll Transactions. Global Bond Fund may enter into "dollar roll" transactions, which consist of the sale by the Fund to a bank or broker/dealer (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date, at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while the counterparty is the holder. The Fund receives compensation from the counterparty as consideration for entering into the commitment to repurchase. The compensation is paid in the form of a fee or alternatively, a lower price for the security upon its repurchase. Dollar rolls may be renewed over a period of several months with a different repurchase and repurchase price and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Fund agrees to buy a security on a future date.


         Global Bond Fund will not use such transactions for leveraging purposes and, accordingly, will segregate cash or other liquid assets in an amount sufficient to meet its purchase obligations under the transactions. The Fund will also maintain asset coverage of at least 300% for all outstanding firm commitments, dollar rolls and other borrowings. Notwithstanding such safeguards, the Fund's overall investment exposure may be increased by such transactions to the extent that the Fund bears a risk of loss on the securities it is committed to purchase, as well as on the segregated assets.


         Dollar rolls are treated for purposes of the 1940 Act as borrowings of the Fund because they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to the Fund. For example, while the Fund receives either a fee or alternatively, a lower price for the security upon its repurchase as consideration for agreeing to repurchase the security, the Fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by the Fund, thereby effectively charging the Fund interest on its borrowing. Further, although the Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Fund's borrowing.

         The entry into dollar rolls involves potential risks of loss which are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, the Fund's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before the Fund is able to purchase them. Similarly, the Fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to the Fund, the security which the Fund is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that the Fund's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

         The Directors of the Fund have adopted guidelines to ensure that the securities received are substantially identical to those sold. To reduce the risk of default, the Fund will engage in such transactions only with banks and broker/dealers selected pursuant to such guidelines.

Repurchase Agreements. Each Fund may enter into repurchase agreements with member banks of the Federal Reserve System, with any domestic or foreign broker/dealer which is recognized as a reporting government securities dealer, or for Global Discovery Fund, any foreign bank, if the repurchase agreement is fully secured by government securities of the particular foreign jurisdiction, if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations the Fund may purchase, or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's or S&P. In addition, Global Bond Fund may enter into repurchase agreements with any foreign bank or with any domestic or foreign broker/dealer which is recognized as a reporting government securities dealer, if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations the Fund may purchase.

         A repurchase agreement provides a means for a Fund to earn income on assets for periods as short as overnight. It is an arrangement under which a Fund acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Obligations subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price upon repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry system.

         For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to that Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by a Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case a Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. To protect against such potential loss, if the market value (including interest) of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities. A repurchase agreement with foreign banks may be available with respect to government securities of the particular foreign jurisdiction, and such repurchase agreements involve risks similar to repurchase agreements with U.S. entities.

Repurchase Commitments. Global Bond Fund and Emerging Markets Income Fund may enter into repurchase commitments with any party deemed creditworthy by the Adviser, including foreign banks and broker/dealers, if the transaction is entered into for investment purposes and the counterparty's creditworthiness is at least equal to that of issuers of securities which a Fund may purchase. Such transactions may not provide a Fund with collateral marked-to-market during the term of the commitment.

Indexed Securities. Global Bond Fund and Emerging Markets Income Fund may invest in indexed securities, the value of which is linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

         Indexed securities differ from other types of debt securities in which the Funds may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

When-Issued Securities. Each Fund may from time to time purchase securities on a "when-issued" or "forward delivery" basis for payment and delivery at a later date. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities takes place at a later date. During the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to the Fund. To the extent that assets of a Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is the Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued or forward delivery securities may be sold prior to the settlement date, a Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. At the time of settlement, the market value of the when-issued or forward delivery securities may be more or less than the purchase price. A Fund does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis. A Fund will establish a segregated account with the Funds' custodian in which it will maintain cash or liquid assets equal in value to commitments for when-issued or forward delivery securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date. A Fund will not enter into such transactions for leverage purposes.


Lending of Portfolio Securities. Each Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the SEC, such loans may be made to member firms of the New York Stock Exchange (the "Exchange"), and would be required to be secured continuously by collateral in cash or liquid assets maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. A Fund would have the right to call a loan and obtain the securities loaned on no more than five days' notice. During the existence of a loan, a Fund would continue to receive the equivalent of the interest paid by the issuer on the securities loaned and would also receive compensation based on investment of the collateral. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. If a Fund determines to make securities loans, the value of the securities loaned will not exceed 5% of the value of the Fund's total assets at the time any loan is made.


Zero Coupon Securities. Global Bond Fund may invest in zero coupon securities which pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest (cash). Zero coupon securities which are convertible into common stock offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follows the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks, as they usually are issued with maturities of 15 years or less and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

         Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal ("coupons") which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" (TIGRS(TM)) and Certificate of Accrual on Treasuries (CATS(TM)). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities have stated that, for federal tax and securities purposes, in their opinion purchasers of such certificates, such as the Fund, most likely will be deemed the beneficial holder of the underlying U.S. Government securities. The Fund understands that the staff of the Division of Investment Management of the SEC no longer considers such privately stripped obligations to be U.S.
Government securities, as defined in the 1940 Act.

         The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

         When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself (see "TAXES").

Mortgage-Backed Securities and Mortgage Pass-Through Securities. Global Bond Fund may also invest in mortgage-backed securities, which are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations as further described below. The Fund may also invest in debt securities which are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.

         A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose the Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by the Fund, the prepayment right will tend to limit to some degree the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of non-callable debt securities. When interest rates rise, mortgage prepayment rates tend to decline, thus lengthening the life of mortgage-related securities and increasing their price volatility, affecting the price volatility of the Fund's shares.

         Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Because principal may be prepaid at any time, mortgage-backed securities may involve significantly greater price and yield volatility than traditional debt securities. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

         The principal governmental guarantor of mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of Fund shares. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

         Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

         FHLMC is a corporate instrumentality of the U.S. Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

         Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Global Bond Fund may buy mortgage-related securities without insurance or guarantees, if through an examination of the loan experience and practices of the originators/servicers and poolers, the Adviser determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Collateralized Mortgage Obligations ("CMO"s). Global Bond Fund may invest in CMOs. A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

         CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may not be as liquid as other securities.

         In a typical CMO transaction, a corporation issues multiple series, (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party director as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

FHLMC Collateralized Mortgage Obligations. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

         If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

         Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

Other Mortgage-Backed Securities. The Adviser expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. Global Bond Fund will not purchase mortgage-backed securities or any other assets which, in the opinion of the Adviser, are illiquid, in accordance with the nonfundamental investment restriction on securities which are not readily marketable discussed below. As new types of mortgage-related securities are developed and offered to investors, the Adviser will, consistent with Global Bond Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

Other Asset-Backed Securities. The securitization techniques used to develop mortgage-backed securities are now being applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in a structure similar to the CMO structure. Consistent with the Fund's investment objectives and policies, Global Bond Fund may invest in these and other types of asset-backed securities that may be developed in the future. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

         Several types of asset-backed securities have already been offered to investors, including Certificates of Automobile ReceivablesSM ("CARSSM"). CARSSM represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSSM are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the directors or originator of the Corporation. An investor's return on CARSSM may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the Corporation may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

         Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. Global Bond Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

         Global Bond Fund may also invest in residual interests in asset-backed securities. In the case of asset-backed securities issued in a pass-through structure, the cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The residual in an asset-backed security pass-through structure represents the interest in any excess cash flow remaining after making the foregoing payments. The amount of residual cash flow resulting from a particular issue of asset-backed securities will depend on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets. Asset-backed security residuals not registered under the 1933 Act may be subject to certain restrictions on transferability. In addition, there may be no liquid market for such securities.

         The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require Global Bond Fund to dispose of any then existing holdings of such securities.

Reverse Repurchase Agreements. Scudder Emerging Markets Income Fund may enter into "reverse repurchase agreements," which are repurchase agreements in which the Fund, as the seller of the securities, agrees to repurchase them at an agreed time and price. The Fund maintains a segregated account in connection with outstanding reverse repurchase agreements. The Fund will enter into reverse repurchase agreements only when the Adviser believes that the interest income to be earned from the investment of the proceeds of the transaction will be greater than the interest expense of the transaction.

Borrowing. As a matter of fundamental policy, each Fund will not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. While the Trustees do not currently intend to borrow for investment leverage purposes, if such a strategy were implemented in the future it would increase the Fund's volatility and the risk of loss in a declining market. Borrowing by a Fund will involve special risk considerations. Although the principal of a Fund's borrowings will be fixed, a Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

Strategic Transactions and Derivatives. Each Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in each Fund's portfolio, or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.


         In the course of pursuing these investment strategies, each Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect a Fund's unrealized gains in the value of its portfolio securities in each Fund's portfolio, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in a Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of a Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of a Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. Each Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not to create leveraged exposure in a Fund.


         Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The use of currency transactions can result in a Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

         A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect a Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Each Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

         With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

         A Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

         The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

         OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. Each Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. Each Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.


         Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. Each Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers", or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Adviser. The staff of the SEC currently takes the position that OTC options purchased by a Fund, and portfolio securities "covering" the amount of a Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Funds' limitation on investing no more than 15% of its assets in illiquid securities.


         If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

         Each Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by a Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though a Fund will receive the option premium to help protect it against loss, a call sold by a Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

         Each Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. Each Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. Each Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

         Each Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires a Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If a Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

         No Fund will enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of a Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. Each Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. Each Fund may engage in currency transactions with Counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or are determined to be of equivalent credit quality by the Adviser.

         Each Fund's dealings in currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions except as described below. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

         No Fund will enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to forward currency contracts entered into for non-hedging purposes, or to proxy hedging or cross hedging as described below.

         Each Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, each Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of a Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the Fund's securities denominated in correlated currencies. For example, if the Adviser considers that the Austrian schilling is correlated to the German deutschemark (the "D-mark"), a Fund holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, a Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. Each Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which each Fund may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. Each Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Each Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         A Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. Neither Fund will enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from an NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar   Instruments.   Each  Fund  may  make   investments   in  Eurodollar
instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Warrants. Each Fund may invest in warrants up to 5% of the value of its respective net assets. The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with the prices of the underlying securities and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option.
Thus, if a warrant held by a Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

Depository Receipts. The Scudder Large Company Value Fund may also invest in Standard and Poor's Depository Receipts ("SPDRs"). SPDRs should typically trade like a share of common stock and provide investment results that generally correspond to the price and yield performance of the component common stocks of the S&P 500. There can be no assurance, however, that this can be accomplished as it may not be possible for the SPDRs portfolio to replicate the composition and relative weightings of the securities of the S&P 500. SPDRs are subject to the risks of an investment in a broadly based portfolio of large-capitalization common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. SPDRs are also subject to risks other than those associated with an investment in such a broadly based portfolio in that the selection of the stocks included in the SPDRs portfolio may affect trading in SPDRs, as compared with trading in a broadly based portfolio of common stocks. In addition, there can be no assurance that that SPDRs will experience similar trading patterns.

Investment Company Securities. Securities of other investment companies may be acquired by the Fund to the extent permitted under the 1940 Act. Investment companies incur certain expenses such as management, custodian, and transfer agency fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.


Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate cash or liquid high grade assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by a Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid assets at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by a Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets -sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a Fund requires the Fund to segregate cash or liquid assets equal to the exercise price.

         Except when a Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid assets denominated in that currency equal to the Fund's obligations or to segregate cash or liquid assets equal to the amount of the Fund's obligation.


         OTC options entered into by a Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when a Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Fund will segregate an amount of cash or liquid assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

         In the case of a futures contract or an option thereon, a Fund must deposit initial margin and possible daily variation margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.


         With respect to swaps, a Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid assets having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.


         Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. Each Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, a Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating cash or liquid assets if a Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, cash or liquid assets equal to any remaining obligation would need to be segregated.



Investment Restrictions

         Unless specified to the contrary, the following restrictions are fundamental policies and may not be changed with respect to each of the Funds without the approval of a majority of the outstanding voting securities of such Fund which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities of such Fund present at such meeting, if the holders of more than 50% of the outstanding voting securities of such Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Fund. Any nonfundamental policy of a Fund may be modified by the Fund's Board of Directors without a vote of the Fund's shareholders.

         Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Funds.

         Global Discovery Fund has elected to be a classified series of an open-end investment company. Scudder Global Bond Fund and Scudder Emerging Markets Income Fund have elected to be classified as a non-diversified series of an open-end investment company.


         In addition, as a matter of fundamental policy, each Fund may not:

          1. borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

          2. issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

          3. purchase physical commodities or contracts relating to physical commodities;


          4. concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;


          5. engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities ;

          6. purchase or sell real estate, which term does not include securities or companies which deal in real estate or interests therein, except that a Fund reserves freedom of action to hold and to sell real estate acquired as a result of a Fund's ownership of securities; or

          7. make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Funds' investment objective and policies may be deemed to be loans.


         As a matter of nonfundamental policy, each Fund may not:


          (1) borrow money in an amount greater than 5% of its total assets, except (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Fund's registration statement which may be deemed to be borrowings;


          (2) For Global Discovery Fund only, enter into either of reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets;


          (3) purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments, (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

          (4) purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its total assets; or sell put options , if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

          (5) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

          (6) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and

          (7) lend portfolio securities in an amount greater than 5% of its total assets.


         If a percentage restriction on investment or utilization of assets as set forth under "Investment Restrictions" above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or the total cost of a Fund's assets will not be considered a violation of the restriction.


                                    PURCHASES

     (See "Purchases" and "Transaction Information" in a Fund's prospectus.)

Additional Information About Opening an Account

         Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 of Fund shares through Scudder Investor Services, Inc. (the "Distributor") by letter, fax, or telephone.

         Shareholders of other Scudder funds who have submitted an account application and have certified a taxpayer identification number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire. These investors must call 1-800-225-5163 to get an account number. During the call, the investor will be asked to indicate the Fund name, amount to be wired ($2,500 minimum), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the taxpayer identification or social security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to State Street Bank, Attention: Mutual Funds, 225 Franklin Street, Boston, MA 02110. The investor must give the Scudder fund name, account name and the new account number. Finally, the investor must send the completed and signed application to the Fund promptly.

         The minimum initial purchase amount is less than $2,500 under certain special plan accounts.

Additional Information About Making Subsequent Investments


         With respect to Global Discovery Fund Shares and Emerging Markets Income Fund, subsequent purchase orders for $10,000 or more, and for an amount not greater than four times the value of the shareholder's account, may be placed by telephone, fax, etc., by established shareholders (except by Scudder Individual Retirement Account (IRA), Scudder Horizon Plan, Scudder Profit Sharing and Money Purchase Pension Plans, and Scudder 401(k) and Scudder 403(b) Plan holders), members of the NASD and banks. Orders placed in this manner may be directed to any office of the Distributor listed in the Funds' prospectuses. A confirmation of the purchase will be mailed out promptly following receipt of a request to buy. Federal regulations require that payment be received within three business days. If payment is not received within that time, the order is subject to cancellation. In the event of such cancellation or cancellation at the purchaser's request, the purchaser will be responsible for any loss incurred by the Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Corporation shall have the authority, as agent of the shareholder, to redeem shares in the account to reimburse the relevant Fund or the principal underwriter for the loss incurred. Net losses on such transactions which are not recovered from the purchaser will be absorbed by the principal underwriter. Any net profit on the liquidation of unpaid shares will accrue to the relevant Fund.

Additional Information About Making Subsequent Investments by  QuickBuy

         Shareholders, whose predesignated bank account of record is a Member of the Automated Clearing House Network (ACH) and have elected to participate in the QuickBuy program, may purchase shares of each Fund by telephone. Through this service shareholders may purchase up to $250,000 but not less than $250. To purchase shares at the net asset value per share calculated on the day of your call by QuickBuy, shareholders should call before the close of regular trading on the Exchange, normally 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing the following business day and will be purchased at the net asset value per share calculated at the close of trading on the business day following your call. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, a Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.

         In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing an QuickBuy Enrollment Form. After sending in an enrollment form shareholders should allow for 15 days for this service to be available.

         The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine. and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.


Checks

         A certified check is not necessary, but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on, or payable through, a U.S. bank.

         If shares are purchased by a check which proves to be uncollectible, the Corporation reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by the Corporation or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Corporation shall have the authority, as agent of the shareholder, to redeem shares in the account to reimburse a Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from, or restricted in, placing future orders in any of the Scudder funds.

Wire Transfer of Federal Funds

         To purchase shares of Global Bond Fund and obtain the same day dividend you must have your bank forward federal funds by wire transfer and provide the required account information so as to be available to the Fund prior to twelve o'clock noon eastern time on that day. If you wish to make a purchase of $500,000 or more you should notify the Fund's transfer agent, Scudder Service Corporation (the "Transfer Agent") of such a purchase by calling 1-800-225-5163. If either the federal funds or the account information is received after twelve o'clock noon eastern time, but both the funds and the information are made available before the close of regular trading on the Exchange (normally 4 p.m. eastern time) on any business day, shares will be purchased at net asset value determined on that day but will not receive the dividend; in such cases, dividends commence on the next business day.

         To obtain the net asset value determined as of the close of regular trading on the Exchange on a selected day, your bank must forward federal funds by wire transfer and provide the required account information so as to be available to the Fund prior to the close of regular trading on the Exchange (normally 4 p.m. eastern time).

         The bank sending an investor's federal funds by bank wire may charge for the service. Presently, the Distributor pays a fee for receipt by State Street Bank and Trust Company of "wired funds," but the right to charge investors for this service is reserved.


         Boston banks are closed on certain holidays although the Exchange may be open. These holidays are Columbus Day (the 2nd Monday in October) and Veterans Day (November 11). Investors are not able to purchase shares by wiring federal funds on such holidays because State Street Bank and Trust Company is not open to receive such federal funds on behalf of a Fund.


Share Price

         Purchases will be filled without sales charge at the net asset value (per Share for Global Discovery Fund) next computed after receipt of the application in good order. Net asset value normally will be computed as of the close of regular trading on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will receive the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than a Fund, to forward the purchase order to the Fund's Transfer Agent by the close of regular trading on the Exchange.

Share Certificates

         Due to the desire of the Corporation to afford ease of redemption, certificates will not be issued to indicate ownership in a Fund.

Other Information


         If purchases or redemptions of a Fund's shares are arranged and settlement is made, at an investor's election through a member of the NASD other than the Distributor, that member may, at its discretion, charge a fee for that service. The Board of Directors and the Distributor each has the right to limit the amount of purchases by and to refuse to sell to any person, and each may suspend or terminate the offering of shares of a Fund at any time for any reason.


         The Tax Identification Number section of the application must be completed when opening an account. Applications and purchase orders without a correct certified tax identification number and certain other certified information (e.g., from exempt organizations, certification of exempt status) will be returned to the investor.

         The Corporation may issue shares of each Fund at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company (or series thereof) or personal holding company, subject to the requirements of the 1940 Act.

                            EXCHANGES AND REDEMPTIONS

         (See "Exchanges and Redemptions" and "Transaction information"
                            in a Fund's prospectus.)


         Scudder Shares of Global Discovery Fund are available only on a limited basis. All shares of the Fund purchased before April 16, 1998, are considered Scudder Shares. Purchases of Scudder Shares of the Fund are now closed to new investors with the following exceptions:

         Existing shareholders of any Scudder Fund as of April 16, 1998, and their immediate family members residing at the same address, may purchase Scudder Shares. Holders of Scudder Shares who redeem any or all of those shares may reinvest the proceeds in Scudder Shares. Shareholders who owned shares of any Scudder Fund through a broker-dealer or service agent omnibus account as of April 16, 1998, also may purchase Scudder Shares of the Fund.

         Retirement, employer stock, bonus, pension and profit sharing plans offering Scudder Shares as of April 17, 1998, may add new participants and accounts. Scudder Shares are also available to prospective Scudder plan sponsors, as well as to existing plans which had not previously offered the Fund as an investment option. An employee who owns Scudder Shares through an employer-sponsored retirement plan as of April 16, 1998 may complete a direct rollover to an IRA holding Scudder Shares. An employee who owns Scudder Shares through an employer-sponsored retirement plan as of April 16, 1998, may, at a later date, open a new individual account to purchase Scudder Shares.

         Scudder Shares are available to the Scudder Kemper Investments, Inc. Retirement Plan. Officers, Corporation Directors, and full-time employees of Scudder Kemper Investments, Inc. and its subsidiaries and their family members may purchase Scudder Shares. Scudder Shares are available to any accounts managed by Scudder Kemper Investments, Inc., any advisory products offered by Scudder Kemper Investments, Inc., and to the portfolios of Scudder Pathway Series.

         Registered investment advisors ("RIAs") and registered certified financial planners ("CFPs") with clients invested in the Scudder Funds as of April 16, 1998, may purchase additional Scudder Shares or open new individual client or omnibus accounts purchasing Scudder Shares. RIAs and CFPs who do not have clients invested in the Funds as of April 16, 1998, and broker-dealers, RIAs and CFPs who have clients participating in comprehensive fee programs, may enter into an agreement with the Adviser in order to purchase Scudder Shares. Call Scudder Financial Intermediary Services at 1-800-xxx-xxxx for more information.

         Partnership shareholders who have an account as of April 16, 1998, may open new accounts to purchase Scudder Shares, whether or not they are listed on the account registration. Corporate shareholders invested in one of the Funds as of April 16, 1998, may open new accounts using the same registration, or if the corporation is reorganized, the new companies may purchase Scudder Shares.

         For more information, please call Scudder Investor Relations at 1-800-225-5163.


Exchanges

         Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange may be either an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new fund account must be for a minimum of $2,500. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, tax identification number, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee as described under "Transaction Information--Redeeming shares--Signature guarantees" in a Fund's prospectus.

         Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at the respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund at current net asset value, through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Corporation and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

         No commission is charged to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding. (See "TAXES.")

         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Corporation employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Corporation does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Corporation will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Corporation, the Funds, and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

         The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated.

         Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

Redemption by Telephone

         Shareholders currently receive the right, automatically without having to elect it, to redeem by telephone up to $100,000 and have proceeds mailed to their address of record. Shareholders may also request to have the proceeds mailed or wired to their predesignated bank account. In order to request wire redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

          (a) NEW INVESTORS wishing to establish telephone redemption to a predesignated bank account must complete the appropriate section on the application.

          (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder Pension and Profit-Sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption payments should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

         Telephone   redemption  is  not   available   with  respect  to  shares
represented by share certificates or shares held in certain retirement accounts.

         If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5 charge for all wire redemptions.

         Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         The Corporation employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Corporation does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Corporation will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

         Redemption requests by telephone (technically a repurchase by agreement between a Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared which may take up to seven business days.


Redemption by  QuickSell

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickSell program, may redeem shares of a Fund by telephone. Redemptions must be for at least $250. Redemption proceeds will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, normally 4:00 p.m. eastern time, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated as of the close of regular trading on the Exchange the following business day. QuickSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

         In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing an QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

         The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.


Redemption by Mail or Fax

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor/executrix, certificates of corporate authority and waivers of tax (required in some states when settling estates).

         It is suggested that shareholders holding shares registered in other than individual names contact the Transfer Agent prior to redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary, agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within five business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays in payment of more than seven days for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

         The requirements for IRA redemptions are different from those for regular accounts. For more information please call 1-800-225-5163.

Redemption-in-Kind

         The Corporation reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Corporation and valued as they are for purposes of computing a Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Corporation has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which each Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the relevant Fund at the beginning of the period.

Other Information

         Clients, officers or employees of the Adviser or of an affiliated organization, and members of such clients', officers' or employees' immediate families, banks and members of the NASD may direct repurchase requests to a Fund through Scudder Investor Services, Inc. at Two International Place, Boston, Massachusetts 02110-4103 by letter, fax, TWX, or telephone. A two-part confirmation will be mailed out promptly after receipt of the repurchase request. A written request in good order with a proper original signature guarantee, as described in each Fund's prospectus under "Transaction information--Signature guarantees," should be sent with a copy of the invoice to Scudder Funds, c/o Scudder Confirmed Processing, Two International Place, Boston, Massachusetts 02110-4103. Failure to deliver shares or required documents (see above) by the settlement date may result in cancellation of the trade and the shareholder will be responsible for any loss incurred by a Fund or the principal underwriter by reason of such cancellation. Net losses on such transactions which are not recovered from the shareholder will be absorbed by the principal underwriter. Any net gains so resulting will accrue to a Fund. For this group, repurchases will be carried out at the net asset value next computed after such repurchase requests have been received. The arrangements described in this paragraph for repurchasing shares are discretionary and may be discontinued at any time.

         If a shareholder redeems all shares in the account after the record date of a dividend, the shareholder will receive, in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed or repurchased may be more or less than the shareholder's cost depending on the net asset value at the time of redemption or repurchase. The Corporation does not impose a redemption or repurchase charge although wire charges may be applicable for redemption proceeds wired to an investor's bank account. Redemption of shares, including an exchange into another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding. (See "TAXES.")

         Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustees or custodian of the Plan for the requirements.

         The determination of net asset value may be suspended at times and a shareholder's right to redeem shares and to receive payment may be suspended at times during which (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted for any reason, (c) an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) a governmental body having jurisdiction over a Fund may by order of the SEC permit such a suspension for the protection of the Corporation's shareholders; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c) or (d) exist.

         Shareholders should maintain a share balance worth at least $2,500 ($1,000 for IRAs, Uniform Gift to Minor Act, and Uniform Trust to Minor Act accounts), which amount may be changed by the Board of Directors. Scudder retirement plans have similar or lower minimum balance requirements. A shareholder may open an account with at least $1,000 ($500 for an UGMA, UTMA, IRA and other retirement accounts), if an automatic investment plan (AIP) of $100/month ($50/month for an UGMA, UTMA, IRA and other retirement accounts) is established.

         Shareholders who maintain a non-fiduciary account balance of less than $2,500 in a Fund, without establishing an AIP, will be assessed an annual $10.00 per fund charge with the fee to be reinvested in the Fund. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. Each Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. Each Fund will mail the proceeds of the redeemed account to the shareholder at the address of record. Reductions in value that result solely from market activity will not trigger an involuntary redemption. UGMA, UTMA, IRA and other retirement accounts will not be assessed the $10.00 charge or be subject to automatic liquidation.

                   FEATURES AND SERVICES OFFERED BY THE FUNDS

                     (See "Shareholder benefits" in a Fund's
                                  prospectus.)

The Pure No-Load(TM) Concept


         Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes funds in its Scudder Family of Funds from the vast majority of mutual funds available today.

The primary distinction is between load and no-load funds.

         Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.

         A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

         A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the NASD Rules of Fair Practice, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.


         Because Scudder funds and classes in the Scudder Family of Funds do not pay any asset-based sales charges or service fees, Scudder developed and trademarked the phrase pure no-load(TM) to distinguish funds and classes in the Scudder Family of Funds from other no-load mutual funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds. The Scudder Family of Funds consists of those Funds or classes of Funds advised by Scudder which are offered without commissions to purchase or redeem shares or to exchange from one Fund to another.


         The following chart shows the potential long-term advantage of investing $10,000 in a Scudder pure no-load fund over investing the same amount in a load fund that collects an 8.50% front-end load, a load fund that collects only a 0.75% 12b-1 and/or service fee, and a no-load fund charging only a 0.25% 12b-1 and/or service fee. The hypothetical figures in the chart show the value of an account assuming a constant 10% rate of return over the time periods indicated and reinvestment of dividends and distributions.

         YEARS            Scudder Family of        8.50% Load Fund     Load Fund with 0.75%
                           FundsPure No-Load(TM)                                 12b-1 Fee          No-Load Fund with
                                 Fund                                                            0.25% 12b-1 Fee

          10                   $25,937                $23,733                $24,222                $25,354
          15                    41,772                 38,222                 37,698                 40,371
          20                    67,275                 61,557                 58,672                 64,282

         Investors are encouraged to review the fee tables on page 2 of each Fund's prospectus for more specific information about the rates at which management fees and other expenses are assessed.


Internet  Access


World   Wide  Web  Site  --  The   address   of  the   Scudder   Funds  site  is
http://funds.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.

         The site is designed for interactivity, simplicity and maneuverability. A section entitled "Planning Resources" provides information on asset allocation, tuition, and retirement planning to users who fill out interactive "worksheets." Investors can easily establish a "Personal Page," that presents price information, updated daily, on funds they're interested in following. The "Personal Page" also offers easy navigation to other parts of the site. Fund performance data from both Scudder and Lipper Analytical Services, Inc. are available on the site. Also offered on the site is a news feature, which provides timely and topical material on the Scudder Funds.

         Scudder has communicated with shareholders and other interested parties on Prodigy since 1988 and has participated since 1994 in GALT's Networth "financial marketplace" site on the Internet. The firm made Scudder Funds information available on America Online in early 1996.

Account Access -- Scudder is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

         Scudder's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

         An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

         A Call MeTM feature enables users to speak with a Scudder Investor Relations telephone representative while viewing their account on the Web site. In order to use the Call MeTM feature, an individual must have two phone lines and enter on the screen the phone number that is not being used to connect to the Internet. They are connected to the next available Scudder Investor Relations representative from 8 a.m. to 8 p.m. eastern time.

Dividend and Capital Gain Distribution Options

         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of the same Fund. A change of instructions for the method of payment must be received by the Transfer Agent at least five days prior to a dividend record date. Shareholders may change their dividend option either by calling 1-800-225-5163 or by sending written instructions to the Transfer Agent. Please include your account number with your written request. See "How to contact Scudder" in a Fund's Prospectus for the address.

         Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of the relevant Fund.

         Investors may also have dividends and distributions automatically deposited in their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-5163. Confirmation statements will be mailed to shareholders as notification that distributions have been deposited.

         Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

Diversification

         Your investment in Global Discovery Fund represents an interest in a large, diversified portfolio of carefully selected securities. Diversification may protect you against the possible risks of concentrating in fewer securities or in a specific market sector.


Scudder  Investor Centers

         Investors may visit any of the Investor Centers maintained by the Distributor listed in each Fund's prospectus. The Investor Centers are designed to provide individuals with services during any business day. Investors may pick up literature or obtain assistance with opening an account, adding monies or special options to existing accounts, making exchanges within the Scudder Family of Funds, redeeming shares or opening retirement plans. Checks should not be mailed to the Investor Centers but should be mailed to "The Scudder Funds" at the address listed under "How to contact Scudder" in each Fund's prospectus.


Reports to Shareholders

         The Corporation issues to each Fund's shareholders semiannual and annual financial statements audited by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights.

Transaction Summaries

         Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163.

                           THE SCUDDER FAMILY OF FUNDS


              (See "Investment products and services" in the Funds'
                                 prospectuses.)

         The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds. The Scudder Family of Funds consists of those Funds or classes of Funds advised by Scudder which are offered without commissions to purchase or redeem shares or to exchange from one Fund to another. To assist investors in choosing a Scudder fund, descriptions of the Scudder funds' objectives follow.


MONEY MARKET


         Scudder U.S. Treasury Money Fund seeks to provide safety, liquidity and stability of capital and, consistent therewith, to provide current income . The Fund seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

         Scudder Cash Investment Trust ("SCIT") seeks to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income . SCIT seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

         Scudder Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

         Scudder Government Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.


TAX FREE MONEY MARKET


         Scudder Tax Free Money Fund ("STFMF") seeks to provide income exempt from regular federal income tax and stability of principal through investments primarily in municipal securities. STFMF seeks to maintain a constant net asset value of $1.00 per share, although in extreme circumstances this may not be possible.

         Scudder Tax Free Money Market Series seeks to provide investors with as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.


         Scudder California Tax Free Money Fund seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share while providing California taxpayers income exempt from both California State personal and regular federal income taxes. The Fund is a professionally managed portfolio of high quality, short-term California municipal securities. There can be no assurance that the stable net asset value will be maintained.


         Scudder New York Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, while providing New York taxpayers income exempt from New York State and New York City personal income taxes and regular federal income tax. There can be no assurance that the stable net asset value will be maintained.

TAX FREE


         Scudder Limited Term Tax Free Fund seeks to provide as high a level of income exempt from regular federal income tax as is consistent with a high degree of principal stability.


         Scudder Medium Term Tax Free Fund seeks to provide a high level of income free from regular federal income taxes and to limit principal fluctuation . The Fund will invest primarily in high-grade, intermediate-term bonds.

         Scudder Managed Municipal Bonds seeks to provide income exempt from regular federal income tax primarily through investments in high-grade, long-term municipal securities .


         Scudder High Yield Tax Free Fund seeks to provide a high level of interest income, exempt from regular federal income tax, from an actively managed portfolio consisting primarily of investment-grade municipal securities.


         Scudder California Tax Free Fund* seeks to provide California taxpayers with income exempt from both California State personal income and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of California municipal securities.

---------------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

         Scudder Massachusetts Limited Term Tax Free Fund* seeks to provide Massachusetts taxpayers with as high a level of income exempt from Massachusetts personal income tax and regular federal income tax, as is consistent with a high degree of price stability, through a professionally managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder Massachusetts Tax Free Fund* seeks to provide Massachusetts taxpayers with income exempt from both Massachusetts personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder New York Tax Free Fund* seeks to provide New York taxpayers with income exempt from New York State and New York City personal income taxes and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of New York municipal securities.

         Scudder Ohio Tax Free Fund* seeks to provide Ohio taxpayers with income exempt from both Ohio personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder Pennsylvania Tax Free Fund* seeks to provide Pennsylvania taxpayers with income exempt from both Pennsylvania personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

 U.S. INCOME

         Scudder Short Term Bond Fund seeks to provide a high level of income consistent with a high degree of principal stability by investing primarily in high quality short-term bonds.


         Scudder Zero Coupon 2000 Fund seeks to provide as high an investment return over a selected period as is consistent with investment in U.S. Government securities and the minimization of reinvestment risk.

         Scudder GNMA Fund seeks to provide high current income primarily from U.S. Government guaranteed mortgage-backed (Ginnie Mae) securities.


         Scudder Income Fund seeks a high level of income, consistent with the prudent investment of capital, through a flexible investment program emphasizing high-grade bonds.


         Scudder High Yield Bond Fund seeks a high level of current income and, secondarily, capital appreciation through investment primarily in below investment-grade domestic debt securities.

GLOBAL INCOME

         Scudder Global Bond Fund seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund will seek capital appreciation.

         Scudder International Bond Fund seeks to provide income primarily by investing in a managed portfolio of high-grade international bonds. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.


         Scudder Emerging Markets Income Fund seeks to provide high current income and, secondarily, long-term capital appreciation through investments primarily in high-yielding debt securities issued by governments and corporations in emerging markets.


---------------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

ASSET ALLOCATION


         Scudder Pathway Series: Conservative Portfolio seeks primarily current income and secondarily long-term growth of capital. In pursuing these objectives, the Portfolio , under normal market conditions, will invest substantially in a select mix of Scudder bond mutual funds, but will have some exposure to Scudder equity mutual funds.


         Scudder Pathway Series: Balanced Portfolio seeks to provide investors with a balance of growth and income by investing in a select mix of Scudder money market, bond and equity mutual funds.

         Scudder Pathway Series: Growth Portfolio seeks to provide investors with long-term growth of capital. In pursuing this objective, the Portfolio will, under normal market conditions, invest predominantly in a select mix of Scudder equity mutual funds designed to provide long-term growth.


         Scudder Pathway Series: International Portfolio seeks maximum total return for investors. Total return consists of any capital appreciation plus dividend income and interest. To achieve this objective, the Portfolio invests in a select mix of established international and global Scudder funds.


U.S. GROWTH AND INCOME

         Scudder Balanced Fund seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities. The Fund also seeks long-term preservation of capital through a quality-oriented approach that is designed to reduce risk.

         Scudder Growth and Income Fund seeks long-term growth of capital, current income, and growth of income.

         Scudder S&P 500 Index Fund seeks to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index.

         Scudder Real Estate Investment Fund seeks long-term capital growth and current income by investing primarily in equity securities of companies in the real estate industry.

U.S. GROWTH

     Value

         Scudder Large Company Value Fund seeks to maximize long-term capital appreciation through a value-driven investment program.

         Scudder Value Fund seeks long-term growth of capital through investment in undervalued equity securities.

         Scudder Small Company Value Fund invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies.

         Scudder Micro Cap Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of U.S. micro-capitalization ("micro-cap") common stocks.

     Growth

         Scudder Classic Growth Fund seeks to provide long-term growth of capital and to keep the value of its shares more stable than other growth mutual funds.

         Scudder Large Company Growth Fund seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S. growth companies.

         Scudder Development Fund seeks long-term growth of capital by investing primarily in securities of small and medium-size growth companies.

         Scudder 21st Century Growth Fund seeks long-term growth of capital by investing primarily in the securities of emerging growth companies poised to be leaders in the 21st century.

GLOBAL GROWTH

     Worldwide

         Scudder Global Fund seeks long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks.

         Scudder International Growth and Income Fund seeks long-term growth of capital and current income primarily from foreign equity securities.

         Scudder  International Fund seeks long-term growth of capital primarily
         through  a   diversified   portfolio  of  marketable   foreign   equity
         securities.

         Scudder Global Discovery Fund seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

         Scudder Emerging Markets Growth Fund seeks long-term growth of capital primarily through equity investment in emerging markets around the globe.

         Scudder Gold Fund seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold.

     Regional

         Scudder Greater Europe Growth Fund seeks long-term growth of capital through investments primarily in the equity securities of European companies.

         Scudder Pacific Opportunities Fund seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

         Scudder  Latin  America  Fund  seeks  to  provide   long-term   capital
         appreciation through investment primarily in the securities of Latin American issuers.

         The Japan Fund, Inc. seeks long-term capital appreciation by investing primarily in equity securities (including American Depository Receipts) of Japanese companies.


         The net asset values of most Scudder funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.


         The Scudder Family of Funds offers many conveniences and services, including: active professional investment management; broad and diversified investment portfolios; pure no-load funds with no commissions to purchase or redeem shares or Rule 12b-1 distribution fees; individual attention from a service representative of Scudder Investor Relations; and easy telephone exchanges into other Scudder funds. Certain Scudder funds or classes thereof may not be available for purchase or exchange. For more information, please call 1-800-225-5163.

                         SPECIAL PLAN ACCOUNTS

         (See "Scudder tax-advantaged retirement plans," "Purchases--By
          Automatic Investment Plan" and "Exchanges and redemptions--By
              Automatic Withdrawal Plan" in the Fund's prospectus.)

         Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. The discussions of the plans below describe only certain aspects of the federal income tax treatment of the plan. The state tax treatment may be different and may vary from state to state. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.


         Shares of each Fund may also be a permitted investment under profit sharing and pension plans and IRAs other than those offered by the Funds' distributor depending on the provisions of the relevant plan or IRA.


         None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Scudder Retirement Plans:  Profit-Sharing and Money Purchase
Pension Plans for Corporations and Self-Employed Individuals

         Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Internal Revenue Code as to form.

Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals

         Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.

Scudder IRA:  Individual Retirement Account

         Shares of the Fund may be purchased as the underlying investment for an Individual Retirement Account which meets the requirements of Section 408(a) of the Internal Revenue Code.

         A single individual who is not an active participant in an employer-maintained retirement plan, a simplified employee pension plan, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.

         An eligible individual may contribute as much as $2,000 of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to $2,000 per individual for married couples if only one spouse has earned income). All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.

         The table below shows how much individuals would accumulate in a fully tax-deductible IRA by age 65 (before any distributions) if they contribute $2,000 at the beginning of each year, assuming average annual returns of 5, 10, and 15%. (At withdrawal, accumulations in this table will be taxable.)

                             Value of IRA at Age 65
                 Assuming $2,000 Deductible Annual Contribution

---------------------------- ------------------------- -------------------------- -------------------------
         Starting
          Age of                                         Annual Rate of Return
                             ------------------------------------------------------------------------------
       Contributions                    5%                        10%                       15%
---------------------------- ------------------------- -------------------------- -------------------------
            25                      $253,680                   $973,704                $4,091,908
            35                       139,522                    361,887                   999,914
            45                        69,439                    126,005                   235,620
            55                        26,414                     35,062                    46,699

         This next table shows how much individuals would accumulate in non-IRA accounts by age 65 if they start with $2,000 in pretax earned income at the beginning of each year (which is $1,380 after taxes are paid), assuming average annual returns of 5, 10 and 15%. (At withdrawal, a portion of the accumulation in this table will be taxable.)

                          Value of a Non-IRA Account at
                   Age 65 Assuming $1,380 Annual Contributions
                 (post tax, $2,000 pretax) and a 31% Tax Bracket

---------------------------- ------------------------- -------------------------- -------------------------
         Starting
          Age of                                         Annual Rate of Return
                             ------------------------------------------------------------------------------
       Contributions                    5%                        10%                       15%
---------------------------- ------------------------- -------------------------- -------------------------
            25                      $119,318                   $287,021                  $741,431
            35                        73,094                    136,868                   267,697
            45                        40,166                     59,821                    90,764
            55                        16,709                     20,286                    24,681


Scudder Roth IRA:  Individual Retirement Account

         Shares of the Fund(s) may be purchased as the underlying investment for a Roth individual Retirement Account which meets the requirements of Section 408A of the Internal Revenue Code.

         A single individual earning below $95,000 can contribute up to $2,000 per year to a Roth IRA. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can contribute a full $4,000 per year ($2,000 per IRA). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000.

         An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed $2,000. No tax deduction is allowed under Section 219 of the Internal Revenue Code for contributions to a Roth IRA. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.

         All income and capital gains derived from Roth IRA investments are reinvested and compounded tax-free. Such tax-free compounding can lead to substantial retirement savings. No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first-time home purchase ($10,000 maximum, one-time use) or upon death or disability. All other distributions of earnings from a Roth IRA are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include: disability, excess medical expenses, the purchase of health insurance for an unemployed individual and education expenses.

         An individual with an income of less than $100,000 (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional IRA. Individuals who complete the rollover in 1998 will be allowed to spread the tax payments over a four-year period. After 1998, all taxes on such a rollover will have to be paid in the tax year in which the rollover is made.

Scudder 403(b) Plan

         Shares of the Fund may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Internal Revenue Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.

Automatic Withdrawal Plan


         Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s) as described under "Transaction information--Redeeming shares--Signature guarantees" in the Fund's prospectus. Any such requests must be received by the Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Corporation or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the Corporation of notice of death of the shareholder.


         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.

Group or Salary Deduction Plan


         An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, the Corporation and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.


         The Corporation reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.

Automatic Investment Plan

         Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

         Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

         The Corporation reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

                    DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

                        (See"Distribution and performance
                    information--Dividends and capital gains
                     distributions" in a Fund's prospectus.)

         Each Fund intends to follow the practice of distributing substantially all of its investment company taxable income which includes any excess of net realized short-term capital gains over net realized long-term capital losses.
Each Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, a Fund may retain all or part of such gain for reinvestment, after paying the related federal taxes for which shareholders may then be able to claim a credit against their federal tax liability. If a Fund does not distribute the amount of capital gain and/or ordinary income required to be distributed by an excise tax provision of the Code, the Fund may be subject to that excise tax. In certain circumstances, a Fund may determine that it is in the interest of shareholders to distribute less than the required amount. (See "TAXES.")

         Global Discovery Fund intends to distribute investment company taxable income and any net realized capital gains in December each year. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. Additional distributions may be made if necessary.

         Global Bond Fund intends to declare daily and distribute monthly substantially all of its net investment income (excluding short-term capital gains) resulting from Fund investment activity. Distributions, if any, of net realized capital gains (short-term and long-term) will normally be made in December. Distributions of certain realized gains or losses on the sale or retirement of securities denominated in foreign currencies held by the Fund, to the extent attributable to fluctuations in currency exchange rates, as well as certain other gains or losses attributable to exchange rate fluctuations, are treated as ordinary income or loss and will also normally be made in December.

         Emerging Markets Income Fund intends to distribute investment company taxable income (exclusive of net short-term capital gains in excess of net long-term capital losses) quarterly in March, June, September and December each year. Distributions, if any, of net realized capital gain during each fiscal year will normally be made in December. Additional distributions may be made if necessary.

         All distributions will be made in shares of each Fund and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent. Distributions are taxable, whether made in shares or cash. (See "TAXES.")

                             PERFORMANCE INFORMATION

                (See "Distribution and performance information--
                Performance information" in a Fund's prospectus.)

         From time to time, quotations of a Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. Performance information will be calculated separately for each class of Global Discovery Fund's shares. These performance figures are calculated in the following manner:

Average Annual Total Return


         Average Annual Total Return is the average annual compound rate of return for, where applicable, the periods of one year, five years, ten years (or such shorter periods as may be applicable dating from the commencement of a Fund's operations), all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment, over such periods, according to the following formula (average annual total return is then expressed as a percentage):


                               T = (ERV/P)1/n^ - 1
                  Where:

                            P       =   a hypothetical initial investment of
                                        $1,000
                            T       =   Average Annual Total Return
                            n       =   number of years
                            ERV     =   ending  redeemable  value: ERV is
                                        the  value,   at  the  end  of  the
                                        applicable     period,     of     a
                                        hypothetical $1,000 investment made
                                        at the beginning of the  applicable
                                        period.


         Average Annual Total Return for periods ended October 31, 1997


                                    One Year     Five Years    Life of the Fund


Global Discovery Fund *              11.14%        15.29%         12.38%(1)
Global Bond Fund**                    0.66%#       3.35%#          4.67%(2)#
Emerging Markets Income Fund         12.34%         N/A           12.43%(3)


         (1) For the period beginning September 10, 1991.
         (2) For the period beginning March 1, 1991.
         (3) For the period beginning December 31, 1993.

         * On April 16, 1998, Global Discovery Fund adopted its present name. Prior to that date, the Fund was known as Scudder Global Small Company Fund until it changed its name to Scudder Global Discovery Fund on March 6, 1996. Performance information provided is for the Fund's Scudder Shares class.

         ** On December 27, 1995, the Fund adopted its present name and objective. Prior to that date, the Fund was known as Scudder Short Term Global Income Fund and its objective was high current income. Financial information for the periods ended October 31, 1995 should not be considered representative of the present Fund under its current objectives.
         # If the Adviser had imposed Global Bond Fund's full management fee, the average annual return for the one and five year periods, and life of the Fund would have been lower.

Cumulative Total Return

         Cumulative Total Return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative Total Return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative Total Return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (Cumulative Total Return is then expressed as a percentage):

                                  C = (ERV/P)-1
                  Where:

                            C    =   Cumulative Total Return
                            P    =   a hypothetical initial investment of $1,000
                            ERV  =   ending  redeemable  value: ERV is
                                     the  value,   at  the  end  of  the
                                     applicable     period,     of     a
                                     hypothetical $1,000 investment made
                                     at the beginning of the  applicable
                                     period.


           Cumulative Total Return for periods ended October 31, 1997


[THE FOLLOWING PERFORMANCE INFORMATION IS TO BE UPDATED]

                                  One Year       Five Years     Life of the Fund


 Global Discovery Fund *           11.14%         103.67%          104.87%(1)
Global Bond Fund**                  0.66%#        17.92%#           35.60%(2) #
Emerging Markets Income Fund       12.34%          N/A              56.72%(3)


         (1) For the period beginning September 10, 1991.
         (2) For the period beginning March 1, 1991.
         (3) For the period beginning December 31, 1993.

         * On April 16, 1998, Global Discovery Fund adopted its present name. Prior to that date, the Fund was known as Scudder Global Small Company Fund until it changed its name to Scudder Global Discovery Fund on March 6, 1996. Performance information provided is for the Fund's Scudder Shares class.

         ** On December 27, 1995, the Fund adopted its present name and objective. Prior to that date, the Fund was known as Scudder Short Term Global Income Fund and its objective was high current income. Financial information for the periods ended October 31, 1995 should not be considered representative of the present Fund under its current objectives.
         # If the Adviser had imposed Global Bond Fund's full management fee, the cumulative total return for the one and five year periods, and life of the Fund would have been lower.

Total Return

         Total Return is the rate of return on an investment for a specified period of time calculated in the same manner as Cumulative Total Return.



SEC Yields of Global Bond Fund and Emerging Markets Income Fund

         A Fund's yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                         YIELD = 2[((a-b)/cd + 1)^6 - 1]
    Where:

       a  =   dividends and interest  earned during the period,  including amortization of market premium or accretion of market discount
       b  =   expenses accrued for the period (net of reimbursements)
       c  =   the  average  daily  number of shares  outstanding  during the period that were entitled to receive dividends
       d  =   the maximum offering price per share on the last day of the period

          Calculation of a Fund's SEC yield does not take into account
                   "Section 988 Transactions." (See "TAXES.")


         The SEC net annualized yield for the 30-day period ended October 31, 1997 was ____% for Global Bond Fund. On December 27, 1995, the Fund adopted its present name and objective. Prior to that date, the Fund was known as Scudder Short Term Global Income Fund and its objective was high current income. Financial information for the periods ended October 31, 1995 should not be considered representative of the present Fund under its current objectives.

         The SEC net annualized yield for the 30-day period ended October 31, 1997 was ____% for Emerging Markets Income Fund.


         Quotations of each Fund's performance are based on historical earnings and are not intended to indicate future performance. An investor's shares when redeemed may be worth more or less than their original cost. Performance of a Fund will vary based on changes in market conditions and the level of the Fund's expenses.

Comparison of Portfolio Performance

         A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.


         In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones
Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P 500), the Nasdaq OTC Composite Index, the Nasdaq Industrials Index, the Russell 2000 Index, the Wilshire Real Estate Securities Index and statistics published by the Small Business Administration.


         Because some or all each Fund's investments are denominated in foreign currencies, the strength or weakness of the U.S. dollar as against these currencies may account for part the Fund's investment performance. Historical information on the value of the dollar versus foreign currencies may be used from time to time in advertisements concerning the Funds. Such historical information is not indicative of future fluctuations in the value of the U.S. dollar against these currencies. In addition, marketing materials may cite country and economic statistics and historical stock market performance for any of the countries in which either Fund invests, including, but not limited to, the following: population growth, gross domestic product, inflation rate, average stock market price-earnings ratios and the total value of stock markets. Sources for such statistics may include official publications of various foreign governments and exchanges.


         From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, a Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. For instance, a Scudder growth fund will be compared to funds in the growth fund category; a Scudder income fund will be compared to funds in the income fund category; and so on. Scudder funds (except for money market funds) may also be compared to funds with similar volatility, as measured statistically by independent organizations. In addition, a Fund's performance may also be compared to the performance of broad groups of comparable mutual funds. Unmanaged indices with which a Fund's performance may be compared include, but are not limited to, the following:


The Europe/Australia/Far East (EAFE) Index

International Finance Corporation's Latin America Investable Total Return Index Morgan Stanley Capital International World Index
J.P. Morgan Global Traded Bond Index
Salomon Brothers World Government Bond Index
 Nasdaq Composite Index
Wilshire 5000 Stock Index

         From time to time, in marketing and other Fund literature, Directors and officers of the Corporation, the Funds' portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Funds. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.


         The Funds may be advertised as an investment choice in Scudder's college planning program. The description may contain illustrations of projected future college costs based on assumed rates of inflation and examples of hypothetical fund performance, calculated as described above.

         Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

         Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Funds. The description may include a "risk/return spectrum" which compares the Funds to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Funds to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

         Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

         A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

         Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

         Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Funds, including reprints of, or selections from, editorials or articles about these Funds. Sources for Fund performance information and articles about the Funds include the following:

American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

Global  Investor,   a  European   publication  that  periodically   reviews  the
performance of U.S. mutual funds investing internationally.

IBC Money Fund Report, a weekly publication of IBC Financial Data, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "IBC's Money Fund Average," and "IBC's Government Money Fund Average."

Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.

Investor's Business Daily, a daily newspaper that features financial, economic, and business news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Mutual Fund Values,  a biweekly  Morningstar,  Inc.  publication  that  provides
ratings  of  mutual  funds  based  on  fund  performance,   risk  and  portfolio
characteristics.

The New York Times, a nationally distributed newspaper which regularly covers financial news.

The No-Load Fund Investor, a monthly newsletter, published by Sheldon Jacobs, that includes mutual fund performance data and recommendations for the mutual fund investor.

No-Load Fund*X, a monthly newsletter, published by DAL Investment Company, Inc., that reports on mutual fund performance, rates funds and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.


SmartMoney, a national personal finance magazine published monthly by Dow Jones and Company, Inc. and The Hearst Corporation. Focus is placed on ideas for investing, spending and saving.


Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.

U.S. News and World Report, a national news weekly that periodically reports mutual fund performance data.

Value Line Mutual Fund Survey, an independent organization that provides biweekly performance and other information on mutual funds.

The Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.

Working Woman, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

Worth, a national publication issued 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.


Taking a Global Approach

         Many U.S. investors limit their holdings to U.S. securities because they assume that international or global investing is too risky. While there are risks connected with investing overseas, it's important to remember that no investment -- even in blue-chip domestic securities -- is entirely risk free. Looking outside U.S. borders, an investor today can find opportunities that mirror domestic investments -- everything from large, stable multinational companies to start-ups in emerging markets. To determine the level of risk with which you are comfortable, and the potential for reward you're seeking over the long term, you need to review the type of investment, the world markets, and your time horizon.

         The U.S. is unusual in that it has a very broad economy that is well represented in the stock market. However, many countries around the world are not only undergoing a revolution in how their economies operate, but also in terms of the role their stock markets play in financing activities. There is vibrant change throughout the global economy and all of this represents potential investment opportunity.

         Investing beyond the United States can open this world of opportunity, due partly to the dramatic shift in the balance of world markets. In 1970, the United States alone accounted for two-thirds of the value of the world's stock markets. Now, the situation is reversed -- only 35% of global stock market capitalization resides here. There are companies in Southeast Asia that are starting to dominate regional activity; there are companies in Europe that are expanding outside of their traditional markets and taking advantage of faster growth in Asia and Latin America; other companies throughout the world are getting out from under state control and restructuring; developing countries continue to open their doors to foreign investment.

         Stocks in many foreign markets can be attractively priced. The global stock markets do not move in lock step. When the valuations in one market rise, there are other markets that are less expensive. There is also volatility within markets in that some sectors may be more expensive while others are depressed in valuation. A wider set of opportunities can help make it possible to find the best values available.

         International or global investing offers diversification because the investment is not limited to a single country or economy. In fact, many experts agree that investment strategies that include both U.S. and non-U.S.
investments strike the best balance between risk and reward.

Scudder's 30% Solution

         The 30 Percent Solution -- A Global Guide for Investors Seeking Better Performance With Reduced Portfolio Risk is a booklet, created by Scudder, to convey its vision about the new global investment dynamic. This dynamic is a result of the profound and ongoing changes in the global economy and the financial markets. The booklet explains how Scudder believes an equity investment portfolio with up to 30% in international holdings and 70% in domestic holdings can improve long-term performance while simultaneously helping to reduce overall risk.

                            ORGANIZATION OF THE FUNDS

               (See "Fund organization" in a Fund's prospectus.)


         Each Fund is a separate series of Scudder Global Fund, Inc., a Maryland corporation organized on May 15, 1986. Scudder Global Fund and Scudder International Bond Fund are the other series of the Corporation. On December 6, 1995, shareholders of Scudder Short Term Global Income Fund approved the change in name and investment objective and policies. On March 5, 1996, directors of Scudder Global Small Company Fund approved the change in name to Scudder Global Discovery Fund, and on April 17, 1998 the Fund changed its name to Global Discovery Fund.

         The Board of Directors has subdivided the shares of Global Discovery Fund into four classes, namely, the Scudder Shares , Kemper Global Discovery Fund Class A, B and C shares.

         The authorized capital stock of the Corporation consists of 800 million shares with $.01 par value, 100 million shares of which are allocated to Global Discovery Fund, 300 million shares of which are allocated to Global Bond Fund and 100 million shares of which are allocated to Emerging Markets Income Fund. Each share of each series of the Corporation has equal voting rights as to each other share of that series as to voting for Directors, redemption, dividends and liquidation. Shareholders have one vote for each share held. All shares issued and outstanding are fully paid and non-assessable, transferable, and redeemable at net asset value at the option of the shareholder. Shares have no pre-emptive or conversion rights.

         Shares of the Corporation entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not enough votes are received from the shareholders of the other series to approve such agreement as to the other series.

         The shares of the Corporation have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of Directors will not be able to elect any person or persons to the Board of Directors.

         The Directors, in their discretion, may authorize the division of shares of a series into different classes permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of any subsequently created classes may bear different expenses in connection with different methods of distribution of their classes.

         Maryland corporate law provides that a Director of the Corporation shall not be liable for actions taken in good faith, in a manner he or she reasonably believes to be in the best interests of the Corporation and with the care that an ordinarily prudent person in a like position would use under similar circumstances. In so acting, a Director shall be fully protected in relying in good faith upon the records of the Corporation and upon reports made to the Corporation by persons selected in good faith by the Directors as qualified to make such reports.

         The Articles of Amendment and Restatement provide that the Directors of the Corporation, to the fullest extent permitted by Maryland General Corporation Law and the 1940 Act shall not be liable to the Corporation or its shareholders for damages. As a result, Directors of the Corporation may be immune from liability in certain instances in which they could otherwise be held liable. The Articles and the By-Laws provide that the Corporation will indemnify its Directors, officers, employees or agents against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Corporation to the fullest extent permitted by applicable law. Nothing in the Articles or the By-Laws protects or indemnifies a Director, officer, employee or agent against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

         No series of the Corporation shall be liable for the obligations of any other series.

                               INVESTMENT ADVISER

     (See "Fund organization--Investment adviser" in a Fund's prospectus.)


         Scudder Kemper Investments, Inc. (the "Adviser"), an investment counsel firm, acts as investment adviser to the Funds. Scudder, Stevens & Clark, Inc. ("Scudder"), the predecessor organization to the Adviser, is one of the most experienced investment management firms in the U.S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953, the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The firm reorganized from a partnership to a corporation on June 28, 1985. On June 26, 1997, Scudder entered into an agreement with Zurich Insurance Company ("Zurich") pursuant to which Scudder and Zurich agreed to form an alliance. On December 31, 1997, Zurich acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name has been changed to Scudder Kemper Investments, Inc.


         Founded  in  1872,  Zurich  is  a  multinational,   public  corporation
organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world. Zurich Insurance Group is particularly strong in the insurance of international companies and organizations. Over the past few years, Zurich's global presence, particularly in the United States, has been strengthened by means of selective acquisitions.


         The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Scudder Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Scudder Global Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder Institutional Fund, Inc., Scudder International Fund, Inc., Scudder Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Pathway Series, Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, The Argentina Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., The Japan Fund, Inc. , Scudder Global High Income Fund, Inc. and Scudder Spain and Portugal Fund, Inc. Some of the foregoing companies or trusts have two or more series.


         The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $13 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust, AARP Managed Investment Portfolios Trust and AARP Cash Investment Funds.

          Pursuant to an Agreement between Scudder Kemper Investments, Inc. and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, the Adviser has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Adviser with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLinkSM Program. The Adviser will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLinkSM Program will be a customer of the Adviser (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLinkSM is a service mark of AMA Solutions, Inc.

         The Adviser maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. In this work, the Adviser utilizes certain reports and statistics from a variety of sources, including brokers and dealers who may execute portfolio transactions for each Fund and for clients of the Adviser, but conclusions are based primarily on investigations and critical analyses by the Adviser's own research specialists. The Adviser's international investment management team travels the world, researching hundreds of companies.

         Certain investments may be appropriate for a Fund and also for other clients advised by the Adviser. Investment decisions for the Funds and other clients are made with a view toward achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same date. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund. Purchase and sale orders for a Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results for that Fund.


         Investment management agreements (the "Agreements") for Global Discovery Fund, Global Bond Fund and Emerging Markets Income Fund are dated September 3, 1991, September 7, 1993 and December 29, 1993, respectively. Because the transaction between Scudder and Zurich resulted in the assignment of each Fund's investment management agreement with Scudder, that agreement was deemed to be automatically terminated at the consummation of the transaction. In anticipation of the transaction, however, new investment management agreements between each Fund and the Adviser were approved by the Corporation's Directors . At the special meeting of the Funds' shareholders held on October 27, 1997, the shareholders also approved proposed new investment management agreements. The new investment management agreements (the "Agreements") became effective as of December 31, 1997 and will be in effect for an initial term ending on September 30, 1998. The Agreements are in all material respects on the same terms as the previous investment management agreements which they supersede. Each Agreement will continue in effect until September 30, 1998 and from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Directors who are not parties to each Agreement or interested persons of the Adviser or the Corporation, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Directors or of a majority of the outstanding voting securities of the respective Fund. Each Agreement may be terminated at any time without payment of penalty by either party on sixty days written notice and automatically terminates in the event of its assignment.


         Under each Agreement, the Adviser regularly provides a Fund with continuing investment management for the Fund's portfolio consistent with the Fund's investment objective, policies and restrictions and determines what securities shall be purchased, held or sold, and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Corporation's Articles of Incorporation and By-Laws, of the 1940 Act and the Internal Revenue Code of 1986 and to the Fund's investment objectives, policies and restrictions, as each may be amended, and subject, further, to such policies and instructions as the Board of Directors may from time to time establish.

         Under each Agreement, the Adviser renders significant administrative services (not otherwise provided by third parties) necessary for a Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Directors and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Fund (such as the Fund's transfer agent, pricing agents, custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Fund's federal, state and local tax returns; preparing and filing the Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining the Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring the Fund's operating budget; processing the payment of the Fund's bills; assisting the Fund in, and otherwise arranging for, the payment of distributions and dividends and otherwise assisting the Fund in the conduct of its business, subject to the direction and control of the Directors.

         The Adviser pays the compensation and expenses except those for attending Board and committee meetings outside New York, New York and Boston, Massachusetts of all Directors, officers and executive employees of the Corporation affiliated with the Adviser and makes available, without expense to the Funds, the services of such directors, officers and employees of the Adviser as may duly be elected officers, subject to their individual consent to serve and to any limitations imposed by law, and provides the Funds' office space and facilities.


         For these services, Global Discovery Fund pays the Adviser an annual fee equal to 1.10% of the average daily net assets of such Fund. For the fiscal year ended October 31, 1995, the management fee amounted to $2,573,030. For the fiscal year ended October 31, 1996, the management fee amounted to $3,201,957. For the fiscal year ended October 31, 1997, the management fee amounted to $3,960,949, of which $357,145 was unpaid at October 31, 1997.

         Global Bond Fund pays the Adviser an annual fee equal to 0.75 of 1.00% of the first $1 billion of average daily net assets of such Fund and 0.70 of 1.00% of such net assets in excess of $1 billion. For the fiscal year ended October 31, 1995, the Adviser did not impose a portion of its management fee amounting to $844,364 and the portion imposed amounted to $2,392,536. For the fiscal year ended October 31, 1996, the Adviser did not impose a portion of its management fee amounting to $775,310 and the portion imposed amounted to $1,292,288. For the fiscal year ended October 31, 1997, the Adviser did not impose a portion of its management fee amounting to $664,865 and the portion imposed amounted to $604,704.

         Emerging Markets Income Fund pays the Adviser a fee equal to an annual rate of 1.00% of the Fund's average daily net assets. For the fiscal year ended October 31, 1995, the Adviser did not impose a portion of its management fee amounting $223,375, and the portion imposed amounted to $1,037,443. For the fiscal year ended October 31, 1996, the Adviser did not impose a portion of its management fee amounting to $31,566, and the portion imposed amounted to $2,396,267. For the fiscal year ended October 31, 1997, the management fee amounted to $3,563,175, of which $322,723 was unpaid at October 31, 1997.

         The fee is payable monthly, provided each Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. Until February 29, 1996, with respect to Emerging Markets Income Fund, the Adviser waived a portion of its Investment Management fee to the extent necessary so that the total annualized expenses of the Fund did not exceed 1.50% of average daily net assets. The Adviser has agreed, with respect to Global Bond Fund, not to impose all or a portion of its management fee and to maintain the annualized expenses of the Fund at not more than 1.00% of average daily net assets of each Fund until February 28, 1998. The Adviser retains the ability to be repaid by the Fund if expenses fall below the specified limit prior to the end of the fiscal year. These expense limitation arrangements can decrease the Fund's expenses and improve its performance.


         Under  each  Agreement,  a Fund is  responsible  for  all of its  other expenses including: organization expenses; fees and expenses incurred in connection with membership in investment company organizations; broker's commissions; legal, auditing and accounting expenses; the calculation of net asset value; taxes and governmental fees; the fees and expenses of the Transfer Agent; the cost of preparing share certificates and any other expenses, including expenses of issuance, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of the Directors, officers and employees who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. A Fund may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Fund. Each Fund is also responsible for expenses of shareholders' meetings, the cost of responding to shareholders' inquiries, and expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Directors with respect thereto.


         The Agreements identified the Adviser as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Kemper Investments, Inc." and "Scudder Stevens and Clark, Inc." (together, the "Scudder Marks"). Under this license, the Corporation, with respect to the Funds, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Corporation's investment products and services.""


         In reviewing the terms of each Agreement and in discussions with the Adviser concerning such Agreement, the Directors who are not "interested persons" of the Corporation have been represented by independent counsel at the relevant Fund's expense.

         Each Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreement.

         Officers and employees of the Adviser from time to time may have transactions with various banks, including the Funds' custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

         None of the officers or Directors may have dealings with the Funds as principals in the purchase or sale of securities, except as individual subscribers or holders of shares of the Funds.

Personal Investments by Employees of the Adviser

     Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the
Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                             DIRECTORS AND OFFICERS

Name, Address and Age                Position with Corporation      Principal Occupation**       Position
                                                                                                 withUnderwriter,Scudder
                                                                                                 InvestorServices,
                                                                                                 Inc.


Daniel Pierce*+ (63)                Chairman of the Board and      Chairman of the Board and    Vice President,

                                     Director                       Managing Director of         Assistant Treasurer

                                                                    Scudder Kemper              and Director
                                                                    Investments, Inc.


Nicholas Bratt*#@++ (49)             President-Scudder Global       Managing Director of             --
                                     Bond Fund, Scudder             Scudder Kemper
                                     International Bond Fund,       Investments, Inc.
                                     Scudder Global Discovery
                                     Fund and Scudder Emerging
                                     Markets Income Fund


Paul Bancroft III (68)79 Pine       Director                       Venture Capitalist and            --
LaneBox 6639Snowmass Village, CO                                    Consultant; Retired,
81615                                                               President, Chief Executive

                                                                    Officer and Director,
                                                                    Bessemer Securities
                                                                    Corporation


Sheryle J. Bolton (51)560 White     Director                       Consultant                        --
Plains RoadTarrytown, NY 10591


William T. Burgin (53)               Director                       General Partner, Bessemer        --

 83 Walnut Street                                                  Venture Partners
 Wellesley, MA   02181-2101

Thomas J. Devine (71)149 East       Director                       Consultant                        --
73rd StreetNew York, NY 10021


Keith R. Fox (43)                    Director                       President, Exeter Capital        --

 641 Lexington AvenueNew York,                                    Management Corporation
New York 10022

                                       60

William H. Gleysteen, Jr.            Director                       Consultant; Formerly              --
(71)4937 Crescent StreetBethesda,                                  President, The Japan
MD 20816                                                            Society, Inc.

William H. Luers (68)993 Fifth      Director                       President, The                    --
AvenueNew York, NY 10028                                            Metropolitan Museum of Art


Kathryn L. Quirk++ (45)              Director, Vice President and   Managing Director of         Director, Senior Vice
                                     Assistant Secretary            Scudder Kemper               President and Clerk
                                                                    Investments, Inc.


Robert  W. Lear (80)429             Honorary Director              Executive-in-Residence           --
Silvermine RoadNew Canaan, CT 06840                                 Columbia University

                                                                    Graduate School of Business

Robert G. Stone, Jr. (74)405         Honorary Director              Chairman of the Board &          --
Lexington Avenue 39th FloorNew                                      Director, Kirby
York, NY 10174                                                      Corporation (inland and
                                                                    offshore marine
                                                                    transportation and diesel
                                                                    repairs)


 Susan E. Dahl+ (32)                Vice President                 Principal of Scudder             --
                                                                    Kemper Investments, Inc.


Jerard K. Hartman++ (65)             Vice President                 Managing Director of             --
                                                                    Scudder Kemper
                                                                    Investments, Inc.

William E. Holzer++@ (47)            President-Scudder Global Fund  Managing Director of             --
                                                                    Scudder Kemper
                                                                    Investments, Inc.

Gary P. Johnson (45)                 Vice President                 Principal of Scudder             --
                                                                    Kemper Investments, Inc.

Thomas W. Joseph+ (57)               Vice President                 Principal of Scudder         Vice President,
                                                                    Kemper Investments, Inc.     Treasurer, Assistant
                                                                                                 Clerk and Director

Thomas F. McDonough+ (51)            Vice President and Secretary   Principal of Scudder         Assistant Clerk
                                                                    Kemper Investments, Inc.

Gerald J. Moran++ (57)               Vice President                 Principal of Scudder             --
                                                                    Kemper Investments, Inc.

John R. Hebble+ (39)                 Assistant Treasurer            Principal of Scudder             --
                                                                    Kemper Investments, Inc.

                                       61

Caroline Pearson + (35)              Assistant Secretary            Vice President of Scudder        --
                                                                    Kemper Investments, Inc.

M. Isabel Saltzman+ (43)             Vice President                 Managing Director of             --
                                                                    Scudder Kemper
                                                                    Investments, Inc.


* Messrs. Bratt, Ladd and Pierce are considered by the Corporation and its counsel to be persons who are "interested persons" of the Adviser or of the Corporation (within the meaning of the 1940 Act).

**   Unless  otherwise  stated,   all  the  Directors  and  officers  have  been
     associated with their  respective  companies for more than five years,  but not necessarily in the same capacity.

# Messrs. Bratt and Ladd are members of the Executive Committee, which may exercise powers of the Directors when they are not in session.

@ The President of a series shall have the status of Vice President of the Corporation.

+    Address: Two International Place, Boston, Massachusetts 02110

++   Address: 345 Park Avenue, New York, New York 10154


         Certain accounts for which the Adviser acts as investment adviser owned 1,846,848 shares in the aggregate of Global Discovery Fund, or 10.91% of the outstanding shares on March 31, 1998. The Adviser may be deemed to be the beneficial owner of such shares of Global Discovery Fund, but disclaims any beneficial ownership therein.

         Certain accounts for which the Adviser acts as investment adviser owned 2,023,790 shares in the aggregate of Emerging Markets Income Fund, or 6.84% of the outstanding shares on January 31, 1998. The Adviser may be deemed to be the beneficial owner of such shares of Emerging Markets Income Fund, but disclaims any beneficial ownership of them.

         As of January 31, 1998, 803,426 shares in the aggregate, 6.35% of the outstanding shares of Global Bond Fund, were held in the name of Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, CA 94104-4122, who may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.

         As of January 31, 1998, 6,261,855 shares in the aggregate, 21.17% of the outstanding shares of Emerging Markets Income Fund, were held in the name of Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, CA 94104-4122, who may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.


         As of March 31, 1998, 1,252,364 shares in the aggregate, 7.40% of the outstanding shares of Scudder Global Discovery Fund were held in the name of Charles Schwab & Co., 101 Montgomery Street, San Francisco, CA 94104-4122, who may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.


         To the knowledge of the Trust, as of March 31, 1998 all Directors and officers as a group owned beneficially (as the term is defined in Section 13(d) under the Securities Exchange Act of 1934) 440,313 shares, or 2.60% of the shares of Global Discovery Fund outstanding on such date.

     To the knowledge of the Trust, as of January 31, 1998 all Directors and officers as a group owned beneficially (as the term is defined in Section 13(d) under the Securities Exchange Act of 1934) 661,834 shares or 2.24% of the shares of Emerging Markets Income Fund on such date.


         To the knowledge of the Trust, as of January 31, 1998, all the Directors and officers as a group owned beneficially (as the term is defined in Section 13(d) under the Securities Exchange Act of 1934) 661,834 shares or 2.24% of the shares of Emerging Markets Income Fund outstanding on such date.

         To the knowledge of the Trust, except as stated above, 'as of January 31, 1998, no person owned beneficially more than 5% of any Fund's or class outstanding shares.


         The Directors and officers of the Corporation also serve in similar capacities with respect to other Scudder Funds.

                                  REMUNERATION


         Several of the officers and Directors of the Corporation may be officers or employees of the Adviser, or of the Distributor, the Transfer Agent, Scudder Trust Company or Scudder Fund Accounting Corporation from whom they receive compensation, as a result of which they may be deemed to participate in the fees paid by the Corporation. The Corporation pays no direct remuneration to any officer of the Corporation. However, each of the Directors who is not affiliated with the Adviser will be compensated for all expenses relating to corporation business (specifically including travel expenses relating to Corporation business). Each of these unaffiliated Directors receives an annual Director's fee of $4,000 from a Fund plus $400 for attending each Directors' meeting, audit committee meeting or meeting held for the purpose of considering arrangements between the Corporation on behalf of a Fund and the Adviser or any of its affiliates. Each unaffiliated Director also receives $150 per committee meeting attended other than those set forth above. For the fiscal year ended October 31, 1997, Directors' fees and expenses amounted to $51,127 for Global Discovery Fund, $50,590 for Global Bond Fund and $50,106 for Emerging Markets Income Fund.

The  following  table  shows  the  aggregate   compensation   received  by  each
unaffiliated Director during 1997 from the Registrant and from all other Scudder Funds as a group.


                                          Scudder Global Fund,
                        Name                      Inc. *                     All Scudder Funds


             Paul Bancroft III,Trustee           $39,750                      $156,922 (20 funds)
             Sheryle J. Bolton,Trustee           $45,750                       $86,213 (20 funds)
             William T. Burgin ,                 $31,205                       $85,950 (20 funds)

             Director

             Thomas J. Devine,Trustee            $46,500                      $187,348 (21 funds)
             Keith R. Fox , Director              $8,485                      $134,390 (18 funds)
             William H. Gleysteen,               $45,000                      $136,150 (14 funds)

             Jr.Director

             William H. Luers,Director            $45,750                     $117,729 (20 funds)

* Scudder Global Fund, Inc. consists of five funds: Scudder Global Fund, Scudder International Bond Fund, Scudder Global Bond Fund, Global Discovery Fund and Scudder Emerging Markets Income Fund.



                                   DISTRIBUTOR


         The Corporation, on behalf of each Fund, has an underwriting agreement with Scudder Investor Services, Inc. (the "Distributor"), a Massachusetts corporation, which is a subsidiary of the Adviser, a Delaware corporation. The Corporation's underwriting agreement dated July 24, 1986 will remain in effect from year to year thereafter only if its continuance is approved annually by a majority of the members of the Directors who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Directors or a majority of the outstanding voting securities of the Corporation. The underwriting agreement was most recently approved by the Directors on September 10, 1997.


         Under the underwriting agreement, the Corporation is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of the Corporation's registration statement and prospectus and any amendments and supplements thereto, the registration and qualification of shares for sale in the various states, including registering the Corporation as a broker/dealer in various states as required; the fees and expenses of preparing, printing and mailing prospectuses (see below for expenses relating to prospectuses paid by the Distributor), notices, proxy statements, reports or other communications (including newsletters) to shareholders of each Fund; the cost of printing and mailing confirmations of purchases of shares and the prospectuses accompanying such confirmations; any issue taxes or any initial transfer taxes; any of shareholder toll-free telephone charges and expenses of shareholder service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and any of the cost of computer terminals used by both the Corporation and the Distributor.

         The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of Fund shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of each Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, any of the cost of toll-free telephone service and expenses of service representatives, any of the cost of computer terminals, and of any activity which is primarily intended to result in the sale of shares issued by the Corporation.

NOTE: Although no Fund currently has a 12b-1 Plan and shareholder approval would be required in order to adopt one, the underwriting agreement provides that each Fund will also pay those fees and expenses permitted to be paid or assumed by a Fund pursuant to a 12b-1 Plan, if any, adopted by the Fund, notwithstanding any other provision to the contrary in the underwriting agreement, and the Fund or a third party will pay those fees and expenses not specifically allocated to the Distributor in the underwriting agreement.

         As agent, the Distributor currently offers each Fund's shares on a continuous basis to investors in all states. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged to the investor. The Distributor has made no firm commitment to acquire shares of the Corporation.

                                      TAXES

   (See "Distribution and performance information--Dividends and capital gains distributions" and "Transaction information--Tax information,
                     Tax identification number" in a Fund's
                                  prospectus.)

         Each of the Funds has elected to be treated as a regulated investment company under Subchapter M of the Code, and has qualified as such since its inception. Each Fund intends to continue to qualify for such treatment. Such qualification does not involve governmental supervision or management of investment practices or policy.

         A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code. Global Discovery Fund, Global Bond Fund and Emerging Markets Income Fund intend to distribute at least annually all of their respective investment company taxable income and net realized capital gains and therefore do not expect to pay federal income tax, although in certain circumstances the Funds may determine that it is in the interest of shareholders to distribute less than that amount.

         Each Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires each Fund to distribute to shareholders during a calendar year an amount equal to at least 98% of the Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses
(adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

         Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses, if any. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the Fund.


         As of October 31, 1997, Global Bond Fund had a net tax basis capital loss carryforward of approximately $8,121,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2002 ($2,376,000), and October 31, 2003 ($5,009,000) and
October 31, 2004 ($736,000), the respective expiration dates, whichever occurs first.


         If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by a Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to shareholders at a maximum 20% or 28% capital gains rate (depending on the Fund's holding period for the assets giving rise to the gain), will be able to claim a relative share of federal income taxes paid by the Fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on Fund shares by the difference between a pro rata share of such gains owned and the individual tax credit.

         Distributions of investment company taxable income are taxable to shareholders as ordinary income.


         Dividends from domestic corporations are expected to comprise some portion of Global Discovery Fund's gross income. To the extent that such dividends constitute any of the Fund's gross income, a portion of the income distributions of the Fund will be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the Fund shares, or the underlying shares of stock held by the Fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if either those shares or shares of the Fund are deemed to have been held by the Fund or the shareholder, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.


         Since no portion  of  Emerging  Markets  Income  Fund's or Global  Bond
Fund's income is expected to be comprised of dividends from domestic corporations, none of the Fund's income distributions is expected to be eligible for the deduction for dividends received by corporations.


         Properly designated distributions of the excess of net long-term capital gains over net short-term capital losses are taxable to shareholders at a maximum 20% or 28% capital gains rate (depending on the Fund's holding period for the assets giving rise to the gain), regardless of the length of time the shares of a Fund have been held by such individual shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.


         Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

         All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends and capital gains distributions declared in October, November or December and payable to shareholders of record in such a month will be deemed to have been received by shareholders on December 31 if paid during January of the following year.

Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

         An individual may make a deductible IRA contribution of up to $2,000 or, if less, the amount of the individual's earned income for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000; $25,050 for a single individual, with a phase-out for adjusted gross income between $25,050 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA (up to $2,000 per individual for married couples if only one spouse has earned income) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

         Distributions by a Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

         Dividend and interest income received by a Fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

         Global Discovery Fund intends to qualify for and may make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign countries (which taxes relate primarily to investment income). The Fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the Fund at the close of the taxable year consists of securities in foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code except in the case of certain electing individual shareholders who have limited creditable foreign taxes and no foreign source income other than passive investment-type income. Furthermore, the foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are held by the Fund or the shareholder, as the case may be, for less than 16 days (46 days in the case of preferred shares) during the 30-day period (90-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend.

         Equity options (including options on stock and options on narrow-based stock indices) written or purchased by Global Discovery Fund and over-the-counter options on debt securities written or purchased by each Fund will be subject to tax under Section 1234 of the Code. In general, no loss is recognized by a Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e., long-term or short-term) will generally depend in the case of a lapse or sale of the option on a Fund's holding period for the option and in the case of an exercise of the option on a Fund's holding period for the underlying stock. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or substantially identical security in a Fund's portfolio. If a Fund writes a put or call option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as a short-term capital gain or loss. If a call option written by the Fund is exercised any resulting gain or loss is a short-term or long-term capital gain or loss depending on the holding period of the underlying security. The exercise of a put option written by a Fund is not a taxable transaction for the Fund.

         Many futures contracts (including foreign currency futures contracts) entered into by a Fund, certain forward foreign currency contracts, and all listed nonequity options written or purchased by a Fund (including options on debt securities, options on futures contracts, options on securities indices and options on broad-based stock indices) will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of a Fund's fiscal year, all outstanding Section 1256 positions will be marked-to-market (i.e. treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in a Fund's portfolio. Under Section 988 of the Code, discussed below, foreign currency gains or loss from foreign currency related forward contracts, certain futures and similar financial instruments entered into or acquired by a Fund will be treated as ordinary income or loss.

         Positions of Global Discovery Fund which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes the Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stock or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for any "qualified covered call options" on stock written by the Fund.

         Positions of a Fund which consist of at least one position not governed by Section 1256 and at least one futures contract or forward contract or nonequity option governed by Section 1256 which substantially diminishes the Fund's risk of loss with respect to such other position will be treated as a "mixed straddle." Mixed straddles are subject to the straddle rules of Section 1092 of the Code, and may result in the deferral of losses if the non-Section 1256 position is in an unrealized gain at the end of a reporting period.

         Notwithstanding any of the foregoing, recent tax law changes may require the Fund to recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the Fund's taxable year, if certain conditions are met.

         Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will be required to recognize gain at that time as though it had closed the short sale. Future regulations may apply similar treatment to other strategic transactions with respect to property that becomes substantially worthless.

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time a Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

         A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to a Fund each year, even though a Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of a Fund which must be distributed to shareholders in order to maintain the qualification of a Fund as a regulated investment company and to avoid federal income tax at the level of a Fund. Shareholders will be subject to income tax on such original issue discount, whether or not they elect to receive their distributions in cash.

         If a Fund invests in stock of certain passive foreign investment companies, that Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of a Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in a Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.


         Each Fund may make an election to market its shares of these foreign investment companies, in lieu of being subject to U.S. federal income taxation. At the end of each taxable year to which the election applies, each Fund would report as ordinary income the amount by which the fair market value of the foreign company's stock exceeds the Fund's adjusted basis in these shares; any mark-to-market losses and any loss from an actual disposition of stock would be deductible as ordinary losses to the extent of any net mark-to-market gains previously included in income in prior years. The effect of this election would be to treat excess distributions and gain on dispositions as ordinary income which is not subject to a Fund-level tax when distributed to shareholders as a dividend. Alternatively, the Funds may elect to include as income and gain their share of the ordinary earnings and net capital gain of certain foreign investment companies in lieu of being taxed in the manner described above.


         Each Fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if a Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

         Shareholders of each Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund's shares.

         Each distribution is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Corporation issues to each shareholder a statement of the federal income tax status of all distributions.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

         Dividend and interest income received by a Fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains respecting investments by foreign investors.

         Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.

                             PORTFOLIO TRANSACTIONS

     (See "Fund organization--Investment adviser" in a Fund's prospectus.)


Brokerage

         Allocation of brokerage  may be placed by the Adviser.

         The primary objective of the Adviser in placing orders for the purchase and sale of securities for the Fund's portfolio is to obtain the most favorable net results taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

         The Fund's purchases and sales of fixed-income securities are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

         When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply research, market and statistical information to the Fund. The term "research, market and statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions for the Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction solely on account of the receipt of research, market or statistical information. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

         In selecting among firms believed to meet the criteria for handling a particular transaction, the Adviser may give consideration to those firms that have sold or are selling shares of the Fund or other funds managed by the Adviser.


         To the maximum extent feasible, it is expected that the Adviser will place orders for portfolio transactions through Scudder Investor Services, Inc. ("SIS"), a corporation registered as a broker-dealer and a subsidiary of the Adviser. SIS will place orders on behalf of the Fund with issuers, underwriters or other brokers and dealers. SIS will not receive any commission, fee or other remuneration from the Fund for this service.


         Although certain research, market and statistical information from broker/dealers may be useful to the Fund and to the Adviser, it is the opinion of the Adviser that such information only supplements its own research effort since the information must still be analyzed, weighed and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Fund and not all such information is used by the Adviser in connection with the Fund. Conversely, such information provided to the Adviser by broker/dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Fund.

         The Trustees of the Fund review from time to time whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable.

         The Fund's average portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding all securities with maturities or expiration dates at the time of acquisition of one year or less. A higher rate involves greater brokerage transaction expenses to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. Purchases and sales are made for the Fund's portfolio whenever necessary, in management's opinion, to meet the Fund's objective. Under normal investment conditions, it is anticipated that the portfolio turnover rate in the Fund's initial fiscal year will not exceed 100%.

         In the fiscal years ended October 31, 1997, 1996 and 1995 , Global Discovery Fund paid brokerage commissions of $________, $759,086 and $587,657 , respectively. In the fiscal year ended October 31, 1997, the Fund paid brokerage commissions of $________ (___% of the total brokerage commissions), resulting from orders placed, consistent with the policy of seeking to obtain the most favorable net results, for transactions placed with brokers and dealers who provided supplementary research, market and statistical information to the Corporation or Adviser. The amount of such transactions aggregated $____________ (___% of all brokerage transactions). The balance of such brokerage was not allocated to any particular broker or dealer or with regard to the above-mentioned or any other special factors.

         In the fiscal year ended October 31, 1995, Global Bond Fund paid brokerage commissions of $155,497. In the fiscal year ended October 31, 1996, Global Bond Fund paid brokerage commissions of $527,488. In the fiscal year ended October 31, 1997, Global Bond Fund paid brokerage commissions of $_______.

         For  the  fiscal  years  ended   October  31,  1997,   1996  and  1995,
respectively, Emerging Markets Income Fund paid no brokerage commissions.


Portfolio Turnover


         Each Fund's average annual portfolio turnover rate (defined by the SEC as the ratio of the lesser of sales or purchases to the monthly average value of such securities owned during the year, excluding all securities with maturities at the time of acquisition of one year or less). Purchases and sales are made for a Fund's portfolio whenever necessary, in management's opinion, to meet the Fund's objective. Under its prior investment objective, Global Bond Fund's portfolio turnover rates for the fiscal years ended October 31, 1997 and 1996 were 256.5% and 335.7% , respectively. Global Discovery Fund's portfolio turnover rates for the fiscal years ended October 31, 1997 and 1996 were 60.5% and 63.0% , respectively. Emerging Markets Income Fund's portfolio turnover rates for the fiscal years ended October 31, 1997 and 1996 were 409.5% and 430.07% , respectively.


         Economic and market conditions may necessitate more active trading, resulting in a higher portfolio turnover rate for Global Bond Fund and Emerging Markets Income Fund. A higher rate involves greater transaction costs to a Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. Under normal investment conditions, Global Bond Fund's portfolio turnover rate is expected to exceed 200%.

                                 NET ASSET VALUE


         The net asset value of shares of each Fund is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Net asset value per share of Global Bond Fund and Emerging Markets Income Fund is determined by dividing the value of the total assets of a Fund, less all liabilities, by the total number of shares outstanding. The net asset value per share of each class of Global Discovery Fund is computed by dividing the value of the total assets attributable to a specific class, less all liabilities attributable to that class those shares, by the total number of outstanding shares of that class.

         An exchange-traded equity security is valued at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security which is traded on The Nasdaq Stock Market ("Nasdaq") ""system is valued at its most recent sale price. Lacking any sales, the security is valued at the high or "inside" bid quotation. The value of an equity security not quoted on the Nasdaq System, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean. Lacking a Calculated Mean, the security is valued at the most recent bid quotation.

         Debt securities, other than short-term securities, are valued at prices supplied by each Fund's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Short-term securities with remaining maturities of sixty days or less are valued by the amortized cost method, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

         An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate.

         If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

         If, in the opinion of each Fund's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

         Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

                             ADDITIONAL INFORMATION

Experts

         The Financial Highlights of each Fund included in each Fund's Prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109, independent accountants and given on the authority of that firm as experts in accounting and auditing. Coopers & Lybrand L.L.P. is responsible for performing annual (semi-annual) audits of the financial statements and financial highlights of the funds in accordance with Generally Accepted Auditing Standards, and the preparation of federal tax returns.

Other Information

         Many of the investment changes in a Fund will be made at prices different from those prevailing at the time such changes may be reflected in a regular report to shareholders of the Fund. These transactions will reflect investment decisions made by the Adviser in light of the investment objectives and policies of each Fund, and such factors as its other portfolio holdings and tax considerations should not be construed as recommendations for similar action by other investors.


         The CUSIP number of each class of Global  Discovery Fund is as follows:
         811150-40-8  (Scudder  Shares);  ____________  (Class A);  ____________
         (Class B); ____________ (Class C).


         The CUSIP number for Global Bond Fund is 811150-30-9.

         The CUSIP number for Emerging Markets Income Fund is 811150-50-7.

         Each Fund's fiscal year end is October 31.

         The law firm of Dechert Price & Rhoads is counsel for the Funds.

         Costs of $76,595.28 incurred by Emerging Markets Income Fund in conjunction with its organization are amortized over the five year period beginning December 31, 1993.

         Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, is employed as custodian for the Funds. Brown Brothers Harriman & Co. has entered into agreements with foreign subcustodians approved by the Directors of the Corporation pursuant to Rule 17f-5 of the Investment Company Act.

         Scudder Fund Accounting Corporation, Two International Place, Boston, Massachusetts, 02210-4103, a subsidiary of the Adviser, computes net asset value for the Funds.


         Information set forth below with respect to Global Discovery Fund is provided at the Fund level since that Fund consisted of one class of shares (which class was re-designated as "Scudder Global Discovery Shares") until April 16, 1998.


         Global Discovery Fund pays Scudder Fund Accounting Corporation an annual fee equal to 0.065% of the first $150 million of average daily net assets, 0.040% of such assets in excess of $150 million, 0.020% of such assets in excess of $1 billion, plus holding and transaction charges for this service. Scudder Fund Accounting Corporation charged Global Discovery Fund an aggregate fee of $207,838, $189,560 and $63,829 for the fiscal years ended October 31, 1997, 1996 and 1995, respectively.


         Global Bond Fund and Emerging Markets Income Fund each pays Scudder Fund Accounting Corporation an annual fee equal to 0.08% of the first $150 million of average net assets, 0.06% of such assets in excess of $150 million and 0.04% of such assets in excess of $1 billion. Scudder Fund Accounting Corporation charged Global Bond Fund an aggregate fee of $156,250 and $233,988 and Emerging Markets Income Fund an aggregate fee of $258,022 and $150,781 for the fiscal years ended October 31, 1997 and 1996, respectively.

         Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer and dividend paying agent for the Funds. Scudder Service Corporation also serves as shareholder service agent and provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. Each Fund pays Scudder Service Corporation an annual fee for each account maintained as a participant. The fee incurred by Global Discovery Fund, Global Bond Fund and Emerging Markets Income Fund for the year ended October 31, 1995 amounted to $516,797, $705,759 and $251,205, respectively. A portion of the fee for each Fund was unpaid at October 31, 1995. The fee incurred by Global Discovery Fund, Global Bond Fund and Emerging Markets Income Fund for the year ended October 31, 1996 amounted to $514,910, $478,160 and $308,543, respectively, of which $45,204, $34,371 and $29,059 were unpaid at October 31, 1996. The fee incurred by Global Discovery Fund, Global Bond Fund and Emerging Markets Income Fund for the year ended October 31, 1997 amounted to $851,578, $375,659 and $606,320, respectively, of which $64,821, $25,549 and $52,262 was unpaid at October 31, 1997.

         Scudder Trust Company, an affiliate of the Adviser, provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. Annual service fees are paid by the Funds to Scudder Trust Company, Two International Place, Boston, Massachusetts 02110-4103 for such accounts. Each Fund pays Scudder Trust company an annual fee of $26.00 per shareholder account. Global Discovery Fund incurred fees of $92,508, of which $16,738 is unpaid at October 31, 1996. Global Bond Fund incurred fees of $14,129, of which $2,398 was unpaid at October 31, 1996.
Emerging Markets Income Fund incurred fees of $15,749, of which $3,011 was unpaid at October 31, 1996. The fee incurred by Global Discovery Fund, Global Bond Fund and Emerging Markets Income Fund for the year ended October 31, 1995 amounted to $77,281, $15,235 and $8,976, respectively. The fee incurred by Global Discovery Fund, Global Bond Fund and Emerging Markets Income Fund for the year ended October 31, 1997 amounted to $186,872, $156,250 and $33,703, respectively, of which $15,665, $21,641 and $3,039 was unpaid at October 31, 1997.


         The Directors of the Corporation have considered the appropriateness of using this combined Statement of Additional Information for the Funds. There is a possibility that a Fund might become liable for any misstatement, inaccuracy, or incomplete disclosure in this Statement of Additional Information concerning the other Fund.

         The Funds' prospectuses and this combined Statement of Additional Information omit certain information contained in the Registration Statement which the Corporation has filed with the SEC under the 1933 Act and reference is hereby made to the Registration Statement for further information with respect to each Fund and the securities offered hereby. This Registration Statement is available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS


 Global Discovery

         The financial statements, including the Investment Portfolio of Global Discovery Fund -- Scudder Global Discovery Shares, together with the Report of Independent Accountants, and Financial Highlights, are incorporated by reference and attached hereto in the Annual Report to Shareholders of the Fund dated October 31, 1997, and are deemed to be a part of this Statement of Additional Information.


Scudder Global Bond Fund


         The financial statements, including the Investment Portfolio of Global Bond Fund, together with the Report of Independent Accountants, and Financial Highlights, are incorporated by reference and attached hereto in the Annual Report to Shareholders of the Fund dated October 31, 1997, and are deemed to be a part of this Statement of Additional Information.


Scudder Emerging Markets Income Fund


         The financial statements, including the Investment Portfolio of Emerging Markets Income Fund, together with the Report of Independent Accountants, and Financial Highlights, are incorporated by reference and attached hereto in the Annual Report to Shareholders of the Fund dated October 31, 1997, and are deemed to be a part of this Statement of Additional Information.

                                    APPENDIX

         The following is a description of the ratings given by Moody's and S&P to corporate and municipal bonds.

Ratings of Municipal and Corporate Bonds

         S&P:

         Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

         Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating C1 is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period had not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         Moody's:

         Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Scudder
Global
Discovery Fund

Annual Report
October 31, 1997

Pure No-Load(TM) Funds

For investors seeking above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

A pure no-load(TM) fund with no commissions to buy, sell, or exchange shares.

SCUDDER                    (logo)

                                    In Brief

o For the twelve-month period ended October 31, 1997, Scudder Global Discovery Fund returned 11.14%, exceeding the 10.07% average return of global small-cap funds for the same period, according to Lipper Analytical Services.


o Morningstar assigned the Fund a 4-star rating for its risk-adjusted performance among 637 international funds as of October 31, 1997^1


o The Fund benefited from a steadily increasing emphasis on U.S. small-cap stocks, one of the strongest performing global small-cap markets.


o A limited exposure in Asia and the Pacific Rim helped the Fund avoid some of the fallout from currency devaluations in Southeast Asia.



^1 Morningstar's proprietary ratings reflect historical, risk-adjusted performance. Ratings are subject to change monthly and are calculated from the Fund's three-, five-, and ten-year average annual returns in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects Fund performance below 90-day T-bill returns. In an investment category, the top 10% of funds receive 5 stars and the next 22.5% receive 4 stars. In the international category, the Fund received a 4-star rating for the three- and five-year periods among 637 and 261 funds, respectively. The Fund was not rated for the ten-year period because it commenced operations on September 10, 1991. Past performance is no guarantee of future results.


                                Table of Contents

   3  Letter from the Fund's Chairman    21  Notes to Financial Statements
   4  Performance Update                 25  Report of Independent Accountants
   5  Portfolio Summary                  26  Tax Information
   6  Portfolio Management Discussion    26  Officers and Directors
  11  Glossary of Investment Terms       27  Shareholder Meeting Results
  12  Investment Portfolio               29  Investment Products and Services
  17  Financial Statements               30  Scudder Solutions
  20  Financial Highlights


                       2 - Scudder Global Discovery Fund

                         Letter from the Fund's Chairman

Dear Shareholders,

     We are pleased to present the annual report for Scudder Global Discovery Fund for the twelve-month period ended October 31, 1997.

     The period proved to be an ideal environment to test the Fund's diversified, global approach, as the Fund's U.S. and foreign small-cap stock holdings took turns leading performance during the twelve months. In the end, U.S. small-caps, an area that Fund management had been increasing throughout the year, provided the majority of the Fund's positive performance. The Fund also benefited from only token exposure to the emerging markets of Southeast Asia, which experienced significantly increased volatility in the wake of several currency devaluations. A detailed discussion of the Fund's activities begins on page 6.

     In this environment, we believe a sound investment approach is based on careful diversification. This can be accomplished with exposure to small-cap, foreign, emerging market, and fixed income securities, in addition to large-cap U.S. stocks. Scudder Global Discovery Fund can serve as an important holding in this type of diversified portfolio, which, when combined with a habit of investing regularly and a long-term perspective, can help many investors meet their investing goals.

     For those of you who are interested in new Scudder products, we recently introduced Scudder International Growth and Income Fund, which pursues a yield-oriented approach to investing in international equities. The Fund seeks to provide long-term growth of capital plus current income. Investors who desire international exposure but wish to take a more conservative approach may appreciate the Fund's emphasis on dividend-paying stocks of established companies listed on foreign exchanges. For further information on this new fund, please turn to page 31.

     Thank you for your investment in Scudder Global Discovery Fund. If you have any questions about your investment, please call Scudder Investor Relations at 1-800-225-2470, or visit our web site at http://funds.scudder.com.

     Sincerely,

     /s/Daniel Pierce

     Daniel Pierce
     Chairman,
     Scudder Global Discovery Fund


                       3 - Scudder Global Discovery Fund

PERFORMANCE UPDATE as of October 31, 1997
----------------------------------------------------------------
FUND INDEX COMPARISONS
----------------------------------------------------------------

                           Total Return
Period           Growth    --------------
Ended              of                Average
10/31/97        $10,000   Cumulative  Annual
--------------------------------------------
SCUDDER GLOBAL DISCOVERY FUND
TICKER SYMBOL:     SGSCX
--------------------------------------------
1 Year          $ 11,114    11.14%    11.14%
5 Year          $ 20,367   103.67%    15.29%
Life of Fund*   $ 20,487   104.87%    12.38%
--------------------------------------------
SALOMON BROTHERS WORLD EQUITY EMI
--------------------------------------------
1 Year          $ 11,334    13.34%    13.34%
5 Year          $ 19,351    93.51%    14.11%
Life of Fund*   $ 18,778    87.78%    10.91%
--------------------------------------------
MSCI WORLD INDEX
--------------------------------------------
1 Year          $ 11,676    16.76%    16.76%
5 Year          $ 20,326   103.26%    15.23%
Life of Fund*   $ 19,569    95.69%    11.65%
--------------------------------------------
* The Fund commenced operations on September 10, 1991.
  Index comparisons begin September 30, 1991.

----------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT
----------------------------------------------------------------

A chart in the form of a line graph appears here, illustrating the Growth of a $10,000 Investment.
The data points from the graph are as follows:

SCUDDER PACIFIC OPPORTUNITIES FUND
Year            Amount
----------------------
9/91*          $10,000
'91            $ 9,770
'92            $ 9,894
'93            $13,459
'94            $13,837
'95            $14,988
'96            $18,131
'97            $20,151

MSCI WORLD INDEX
Year            Amount
----------------------
9/91*          $10,000
'91            $10,159
'92            $ 9,627
'93            $12,229
'94            $13,164
'95            $14,410
'96            $16,760
'97            $19,569

SALOMON BROTHERS WORLD EQUITY EMI
Year            Amount
----------------------
9/91*          $10,000
'91            $10,148
'92            $10,245
'93            $13,422
'94            $14,245
'95            $15,225
'96            $17,492
'97            $19,825

YEARLY PERIODS ENDED OCTOBER 31

The Salomon Brothers World Equity Extended Market Index is an unmanaged small capitalization stock universe of 22 countries. Index returns assume dividends reinvested net of withholding tax and, unlike Fund returns, do not reflect any fees or expenses.
With this report, the Fund has adopted the Salomon Brothers World Equity Extended Market Index (EMI) as its primary securities market index over the Morgan Stanley Capital International World Index. The Salomon EMI comprises the smallest 20% of global small-cap stocks and better represents the securities and markets in which the Fund typically invests.

----------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION
----------------------------------------------------------------

A chart in the form of a bar graph appears here, illustrating the Fund Total Return (%) and Index Total
Return (%) with the exact data points listed in the table below.

YEARLY PERIODS ENDED OCTOBER 31

                       1991*    1992      1993      1994      1995      1996      1997
                     ---------------------------------------------------------------------
NET ASSET VALUE...   $ 11.92   $ 12.05   $ 16.14   $ 16.27   $ 17.54   $ 20.45   $ 21.64
INCOME DIVIDENDS..   $    --   $   .02   $   .07   $   .18   $    --   $   .20   $   .13
CAPITAL GAINS
DISTRIBUTIONS.....   $    --   $    --   $   .12   $   .15   $   .08   $   .44   $   .86
FUND TOTAL
RETURN (%)........      -.67      1.26     36.04      2.80      8.32     20.97     11.14
INDEX TOTAL
RETURN (%)........      1.48     -4.37     31.01      6.13      6.88     14.89     13.34


On March 6, 1996, the Fund adopted its current name. Prior to that date, the Fund was known as the Scudder Global Small Company Fund. All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. If the Adviser had not maintained the Fund's expenses, the total returns for the five year and life of Fund periods would have been lower.


                        4 - Scudder Global Discovery Fund

PORTFOLIO SUMMARY as of October 31, 1997
---------------------------------------------------------------------------
GEOGRAPHICAL
(Excludes 5% Cash Equivalents)
---------------------------------------------------------------------------
U.S. & Canada                      49%
Europe                             42%
Japan                               7%
Other                               2%
--------------------------------------
                                  100%
--------------------------------------
Increases in holdings of U.S. stocks
benefited the portfolio, as the U.S.
market led the performance of global
small-cap stocks.

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

--------------------------------------------------------------------------
SECTORS
(Excludes 5% Cash Equivalents)
--------------------------------------------------------------------------
Financial                          17%
Service Industries                 16%
Technology                         16%
Consumer Staples                    9%
Consumer Discretionary              8%
Health                              7%
Energy                              6%
Media                               5%
Manufacturing                       5%
Other                              11%
--------------------------------------
                                  100%
--------------------------------------
The Fund's individual stock selection
approach resulted in an increased
presence in U.S. technology stocks,
one of the strongest performing
sectors during the period.

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

--------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS
(27% of Portfolio)
--------------------------------------------------------------------------
1.   BANK OF IRELAND PLC
     Bank in Ireland
2.   BILLING CONCEPTS
     Billing and information management services in the United States
3.   NETWORK APPLIANCE, INC.
     Designer and manufacturer of network data storage devices in the United States
9.   STERLING COMMERCE, INC.
     Producer of electronic data interchange
     products and services in the United State
5.   SERCO GROUP PLC
     Facilities management company in the United
     Kingdom
6.   SHOHKOH FUND & CO., LTD.
     Finance company for small- and
     medium-sized firms in Japan
7.   VITESSE SEMICONDUCTOR CORP.
     Manufacturers of digital integrated circuits in the United State
8.   IHC CALAND NV
     Dredging and offshore services in the
     Netherlands
9.   JERONIMO MARTINS SA
     Food producer and retailer in Portugal
10.  CENTRAL EUROPEAN MEDIA
     ENTERPRISES LTD.
     Owner and operator of national and regional private commercial television stations in
     Central Europe and Germany

Reflecting the significance of the Fund's
"bottom-up" approach, about 85% of the
Fund's return is attributed to 10 stock
holdings.

For more complete details about the Fund's investment portfolio, see page 12. A monthly Investment Portfolio Summary and quarterly Portfolio Holdings are available upon request.


                      5 - Scudder Global Discovery Fund

                         Portfolio Management Discussion

We asked Gerald J. Moran, lead portfolio manager of Scudder Global Discovery Fund, to discuss the market environment and the Fund's current investment strategy.

Q: How did the global markets perform over the twelve months ended October 31, 1997?

A: Within the small-cap sector, U.S. stocks led the performance of the global markets by a significant margin. Domestic small-caps came from behind to nearly match the returns of large-cap U.S. stocks, as solid economic growth, relatively low interest rates, and benign inflation provided a favorable background. After the summer, investors reacted to global economic anxiety by selling large-cap stocks, which had been favored for over a year. As a consequence, the relative performance of U.S. small-cap stocks accelerated in the last three months of the period.

Overseas, European stocks fared reasonably well, despite the Socialist victory in the French elections and worries over German policy toward EMU (European Monetary Union). Restructuring momentum helped propel German stocks, and all other major European markets participated in the rally. Within the portfolio, companies in Ireland and the U.K. were the second and third best-performing after U.S. holdings. Nevertheless, the performance of foreign small-cap stocks failed to overtake the returns of their larger cap counterparts for the period.

In Asia and the Pacific Rim, the markets experienced a significant correction triggered by currency devaluations in Southeast Asia beginning in July. As a result, interest rates soared, growth expectations were lowered and stocks fell across the region, including in Japan, where we continued to trim our already small exposure (7% of assets on October 31, 1997). Elsewhere in the Pacific, the Fund had little exposure as we exited our lone Southeast Asian holding (Arab Malaysian Bank). The currency crisis in Southeast Asia was brought on largely by poor macroeconomic policies. Banks became over-extended as the risks inherent in profligate lending materialized. In addition, overcapacity intensified, as countries in the region engaged in competitive currency devaluations in an attempt to sustain exports. We expect that bargains may emerge but, at this point, we need to see more transparency; that is, the interests of management, local owners, and large local investors must be aligned with the interests of foreign stockholders. The custom of governments bailing out favored local stockholders to the detriment of all others has tainted the markets and has to stop before meaningful foreign investment returns. The IMF (International Monetary Fund) bailout of Korea might mark a turning point for investor sentiment, but we remain cautious on stocks in this part of the world.

We have had a very small portion of the portfolio invested in developing markets but, looking forward, we expect to favor companies in both Latin America and Eastern Europe.

Q: Japan's market and economy have continued to struggle. What is your assessment?

A: The well-publicized banking and real estate problems have been overhanging the Japanese market for years. Denial has been the official order of the day. For a market to function efficiently, the risk of failure must be present. Without that risk, banks have been encouraged to make questionable loans and,


                       6 - Scudder Global Discovery Fund
over time, the foundation of the system has become suspect. Now, the environment in Japan may be changing. We are encouraged by the recent announcement that Hokkaido Takushoku Bank (one of Japan's "top ten") was allowed to fail. Also, the bankruptcy of one of the country's leading brokerage houses, Yamaichi, may potentially also prove beneficial in the long run, marking a significant turn toward a genuine open market system. Despite poor market performance in Japan, especially among small-cap stocks, two of our holdings -- Nichei and Shohkoh Fund -- were among the top contributors to the Fund's performance. For the period, Nichei was up 65% and Shohkoh was up 54%.

Q:  How did global small-cap stocks perform?

A: We saw a shift over the period: during the first six months, foreign small-caps led the markets; over the second half, U.S. small-caps led. This was an environment in which a global investment approach was particularly valuable. We were able to take advantage of this environment by shifting into some U.S. securities at reasonable valuations in the spring of 1997. For the twelve months ended October 31, 1997, U.S. small-cap stocks captured the lion's share of global small-cap gains, returning 29.34%, as measured by the unmanaged Russell 2000 Index. Foreign small-cap stocks had more modest returns, detracting from the performance of the Salomon Brothers Extended Market Index (representing the smallest 20% of the global small-cap universe), which returned 13.34% for the same period. Within the U.S. small-cap universe, value stocks outperformed growth stocks.


THE PRINTED DOCUMENT HAS A HORIZONTAL BAR CHART HERE

BAR CHART TITLE:

 Stock Market and Currency Performance
 Twelve Months Ended October 31, 1997

                                       Currency Return          Stock Return
                                       ---------------          ------------

                   Italy                    -10%                     39.3%

                   Mexico                    -6.5%                   38.3%

                   Netherlands              -10.5%                   32.6%

                   Germany                  -11%                     29.0%

                   Brazil                    -5.8%                   27.6%

                   U.S.                       0%                     23.5%

                   France                   -10.4%                   18.3%

                   U.K.                     -2.3%                    17.6%

                   Argentina                 0%                      10.4%

                   Taiwan                  -11.1%                     5.5%

                   Japan                   -3.5%                    -13.2%

                   Hong Kong                 0.1%                   -21.0%

                   Indonesia               -33%                     -21.5%

                   Korea                   -12.4%                   -27.7%

                   Singapore               -11%                     -28.5%

                   Philippines             -25.7%                   -42.7%

                   Thailand                -37.5%                   -46.2%

                   Malaysia                -25.1%                   -46.3%


                   Source: Factset


                       7 - Scudder Global Discovery Fund

Q: And the Fund?

A: The Fund returned 11.14% for the twelve months, exceeding the 10.07% average return of global small-cap funds for the same period, according to Lipper Analytical Services. The Fund maintained its 4-star rating from Morningstar, which ranked the Fund's risk-adjusted performance among the top third of 637 funds in the international category.

Q: What were the major factors that contributed to performance?

A: Individual stock selection remained a major factor in the overall results. About 85% of the Fund's total return for the fiscal year can be attributed to ten stocks. This concentration reflects our emphasis on individual stock selection over "top down" country or regional decisions. We mitigate individual security risk by making sure that major stock weightings are not all highly correlated to one event. Thus, the volatility of individual stocks is not translated to the portfolio as a whole.


THE PRINTED DOCUMENT CONTAINS A LINE CHART HERE

CHART TITLE:
 Performance of Foreign v. U.S. Small-Cap
 Markets


                          Foreign Small-Caps^1          U.S. Small-Caps^2
                          --------------------          -----------------

            12/89              100.0 %                       100.0 %

                                85.7                         96.7

                                94.4                        100.0

           12/90                73.9                         79.8

                                77.5                         88.1

                                84.3                        108.8

                                79.7                        108.9

           12/91                84.2                        117.5

                                82.5                        128.1

                                74.5                        130.6

                                77.5                        127.5

           12/92                73.4                        131.9

                                70.0                        148.7

                                80.5                        156.7

                                89.0                        159.7

           12/93                94.5                        171.0

                                91.8                        173.1

                               100.0                        166.9

                               103.7                        161.4

           12/94               103.0                        172.2

                                99.6                        168.6

                                99.0                        180.7

                                98.9                        197.0

           12/95               102.9                        216.9

                               104.8                        222.3

                               110.9                        233.7

                               115.7                        242.5

           12/96               113.1                        248.3

                               112.4                        262.6

                               110.4                        252.0

                               118.3                        290.3

           9/97                113.4                        334.9


U.S. small-caps outperformed foreign small-caps during the period and over the longer term.

^1 Salomon Extended Market Index (excluding U.S.)

^2 Salomon Extended Market Index (U.S. only)


In addition, our increased weighting in U.S. small-caps was an important contributor to performance. At the end of the period, U.S. small-caps constituted 47% of Fund assets, a historically high weighting.

Q: Do you have some specific names?

A: We have several holdings that worked well for us over the period, including top Fund holding Bank of Ireland, a consistent workhorse with a below-average price earnings ratio and an above-average dividend. The stock increased in value by 54% for the period. Billing Concepts and Vitesse Semiconductor are two U.S.-based companies in the top ten that also increased in value by 50% or more, as did Jeronimo Martins (Portugal) and Serco (UK).

Q: U.S.-based high tech, high growth stocks were important contributors to the Fund's performance over the period. What was the story in tech?

A: We don't have many technology companies in the portfolio, but the few we have we watch very closely, such as Vitesse Semiconductor. This U.S. company is the largest manufacturer of gallium arsenide semiconductors and is a leader in producing high speed semiconductors for telecommunications and PC applications. Vitesse has mastered the efficient and low cost production of "GaAs," as they are called. The company fits in well with our principal criteria for stock selection: unique product, market leader, and fast growing. We believe the company is positioned to grow at a well above-average rate, as the demand for


                       8 - Scudder Global Discovery Fund
faster speeds in telecommunications appears almost limitless. Vitesse was up 74% from our initial purchase in November of 1996.

Octel Communications (up 78%) was another big winner in the U.S. technology area. The company is a leader in the voice messaging business. We picked up the stock after the company announced a bad quarter in November of 1996. In September of 1997, we sold this position to Lucent Technologies, which made a public offering for all of Octel's shares. We think Lucent shared our view that Octel has a solid market position plus excellent technology and should fare well over the long term.

Another strong performer was Billing Concepts, up 50%. The company operates in the fast growing outsourcing and telecommunications areas. The company is an innovator, providing billing services for small regional and long distance telephone companies (many of which came into existence within the last ten years). With contractual agreements to collect and bill customers, it is able to perform this service at a lower cost than if their corporate clients were to do it themselves. As the stock price declined at certain points during the year, we continued to add shares to our position to the point where it is now the second largest in the portfolio. As a small, niche player in a huge, fast-growing industry, we think this company continues to have considerable promise.

Q: Were there any stocks that didn't work out the way you expected?

A: There always seem to be a few, but the important thing is to recognize them, and then act quickly. We had stuck our toe in the water in Malaysia with Arab Malaysian Bank, where the fundamentals looked very strong given the "old rules," that is, before the currency crisis in Southeast Asia. We liked the fact that the bank's management was aligned with the interests of foreign investors and the attractive valuation of the stock. After the devaluations, the firm's solid fundamentals didn't matter. We sold the stock in the summer of 1997. Fresenius, the German manufacturer of kidney dialysis equipment, was another disappointment. The company had been a strong performer in previous years, and we simply held the stock too long. However, we still exited the holding with significant gains. In the case of Sitel, a U.S. telemarketing company (inbound and outbound calls), the stock declined substantially, as the company decided to forgo earnings for market share in the short term. We continued to hold the stock because we think the market has overreacted to the absence of current earnings and that the company has a bright future.

Q: What was your approach to managing currencies?

A: The strength of the dollar offset some of the advances in stock prices overseas; however, hedging currencies provided meaningful gains for the Fund during the twelve months. We hedged both the yen and the major European currencies during the year, profiting the portfolio on all positions. We unwound all currency hedges toward the end of the period and are currently willing to sit on the sidelines. We are still inclined to think that the new Euro currency will be weak relative to the dollar over the long term, but we anticipate continuing volatility in the near-term with no clear direction. We have little


                       9 - Scudder Global Discovery Fund
confidence in our ability to evaluate the direction of the yen over the next year, as policy decisions will probably be the prime determinant of the direction of the currency. Therefore, the portfolio remained unhedged at the end of the period. As noted above, we have not had meaningful stock holdings in those countries experiencing significant currency devaluations. We expect to hedge defensively only in attempting to protect our stock selections.

Q: What is your strategy going forward?

A: Over the next few months, we expect our stock selection efforts to focus on Europe, and to a much lesser extent, the Pacific region where we have less than 7% of assets. With the Fund's U.S. holdings at the highest level of concentration since the Fund's inception, we intend to selectively sell stocks we believe are overpriced. Elsewhere in the developed world, the critical issue continues to be the acceptance of U.S./U.K.-style restructuring and shareholder orientation. The restructuring process has acquired momentum in Europe and appears sustainable at this point. We think that investor interest in small stocks abroad will increase in the months ahead, as the relative attractiveness of small-caps, which have not kept pace with larger cap issues, begins to be recognized. We will continue to emphasize stock selection, stressing niche leadership among the companies we purchase, while seeking changing business environments conducive to corporate growth in shareholder earnings. As we perceive greater value among smaller issues, the portfolio's average market capitalization should decrease.


           Scudder Global Discovery Fund: A Team Approach to Investing

  Scudder Global Discovery Fund is run by a team of Scudder investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund. They are supported by Scudder's large staff of economists, research analysts, traders, and other investment specialists who work in Scudder offices across the United States and abroad. We believe our team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

  Lead Portfolio Manager Gerald J. Moran has set Scudder Global Discovery Fund's investment strategy and overseen its daily operation since the Fund was introduced in 1991. Gerry joined Scudder's equity research and management area in 1968 and has been a portfolio manager since 1985. Sewall Hodges, Portfolio Manager, joined Scudder in 1995 and the team in 1996. Sewall, who has 11 years' experience in global analysis and portfolio management, focuses on stock selection and research. Portfolio Manager Elizabeth Allan, who joined the team in 1994, concentrates on the Fund's Pacific Basin investments. Elizabeth has been a portfolio manager at Scudder since 1991 and joined the firm in 1987. Joan Gregory, Portfolio Manager, joined the team in 1994 and focuses on stock selection, a role she has played since she joined Scudder in 1992. Joan has been selecting global and international stocks since 1989.


                       10 - Scudder Global Discovery Fund

                          Glossary of Investment Terms

 CURRENCY DEVALUATION        A significant decline of a currency's value
                             relative to other currencies, such as the U.S.
                             dollar. This may be prompted by trading or central bank intervention (or the lack of intervention) in the currency markets. For U.S. investors who are investing overseas, a devaluation of a foreign currency can have the effect of reducing the total return of their investment.

 FUNDAMENTAL RESEARCH        Analysis of companies based on the projected
                             impact of management, products, sales, and earnings on balance sheets and income statements.
                             Distinct from technical analysis, which evaluates the attractiveness of a stock based on historical price and trading volume movements, rather than the financial results of the underlying company.

 LIQUIDITY                   A stock that is liquid has enough shares
                             outstanding and a substantial enough market capitalization to allow large purchases and sales to occur without causing a significant change in its market price.

 MARKET CAPITALIZATION       The value of a company's outstanding shares of
                             common stock, calculated by multiplying the number of shares outstanding by the share price (Shares x
                             Price = Market Capitalization). The universe of publicly traded companies is frequently divided into large-, mid-, and small-capitalizations. In general, "large-cap" stocks tend to be more liquid than "small-cap" stocks.

 PRICE-EARNINGS RATIO (P-E) A widely used gauge of a stock's valuation that (ALSO "EARNINGS MULTIPLE") indicates what investors are paying for a company's earnings on a per share basis. Typically based on a company's projected earnings for the next 12 months, a higher "earnings multiple" indicates a higher expected growth rate and the potential for greater price fluctuations.


 TRANSPARENCY                The degree to which investors can evaluate if a
                             company is managed in the interests of
                             shareholders. Transparency is often an issue in developing markets where disclosure requirements may be less stringent, and protectionism, subsidies, and cronyism may distort the business environment.




(Sources: Scudder; Barron's Dictionary of Finance and Investment Terms)


                       11 - Scudder Global Discovery Fund

                   Investment Portfolio as of October 31, 1997

                                                                                               Principal             Market
                                                                                              Amount ($)            Value ($)
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements 5.1%
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement with Donaldson, Lufkin & Jenrette dated 10/31/97 at 5.7%,
  to be repurchased at $17,784,443 on 11/3/97, collateralized by a $17,549,000                                     -----------
  U.S. Treasury Note, 6.75%, 4/30/00 (Cost $17,776,000) .................................     17,776,000            17,776,000
                                                                                                                   -----------
U.S. Treasury Obligations 0.0%
------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bill, 1/8/98 (Cost $99,070) ...............................................        100,000                99,070
                                                                                                                   -----------

                                                                                                 Shares
------------------------------------------------------------------------------------------------------------------------------
Common Stocks 94.9%
------------------------------------------------------------------------------------------------------------------------------
Argentina 0.8%
Banco Rio de la Plata S.A. (Private bank) ...............................................         60,000               630,000
Dalmine Siderca (Steel producer) ........................................................        832,653             2,041,235
                                                                                                                   -----------
                                                                                                                     2,671,235
                                                                                                                   -----------
Austria 0.9%
Schoeller Bleckmann Oilfield Equipment AG (Manufacturer of components for oil
  and gas drilling equipment) ...........................................................         12,800             1,513,825
VAE Eisenbahnsysteme AG (Manufacturer of electronic railroad control systems) ...........         18,000             1,765,360
                                                                                                                   -----------
                                                                                                                     3,279,185
                                                                                                                   -----------
Canada 0.6%
Canadian 88 Energy Corp.* (Oil and natural gas exploration and production) ..............        384,500             1,596,002
StressGen Biotechnologies Corp. "A"* (Developer of products for treatment of
  cancer and certain infectious diseases) ...............................................        205,000               530,919
                                                                                                                   -----------
                                                                                                                     2,126,921
                                                                                                                   -----------
Czech Republic 2.1%
Central European Media Enterprises Ltd. "A"* (Owner and operator of national and regional private commercial television stations in Central Europe
  and Germany) ..........................................................................        257,700             7,537,725
                                                                                                                   -----------
France 1.3%
Dassault Systemes S.A.* (Computer aided design, manufacturing and engineering
  software products) ....................................................................        113,600             3,407,065
Group AB S.A.* (ADR) (Producer and distributor of television programming) ...............        150,000             1,115,625
                                                                                                                   -----------
                                                                                                                     4,522,690
                                                                                                                   -----------
Germany 3.6%
Beta Systems Software AG* (Developer of processing automation software) .................         17,270             1,652,584
Marschollek Lautenschlaeger und Partner AG (pfd.) (Leading independent life
  insurance company) ....................................................................         31,100             7,124,340
Moebel Walther AG (pfd.) (Furniture retailer) (b) .......................................         45,500             1,847,126
Pfeifer Vacuum Technology AG* (Manufacturer of various pumps and vacuum systems) ........         58,000             1,885,000
                                                                                                                   -----------
                                                                                                                    12,509,050
                                                                                                                   -----------

    The accompanying notes are an integral part of the financial statements.


                       12 - Scudder Global Discovery Fund

                                                                                                                     Market
                                                                                                Shares              Value ($)
------------------------------------------------------------------------------------------------------------------------------
Hungary 0.5%
Richter Gedeon Rt (Pharmaceutical company) ..............................................         19,800             1,841,400
                                                                                                                   -----------
Indonesia 0.0%
Steady Safe Transportation Service (Operator of taxis and buses in Jakarta) .............            443                   120
                                                                                                                   -----------
Ireland 6.9%
Bank of Ireland PLC (Bank) ..............................................................        922,568            11,678,445
Irish Continental Group PLC (Transport of passengers, freight and containers
  between Ireland, the U.K. and the continent) ..........................................        184,505             2,246,817
Irish Life PLC (Provider of life and disability insurance and pensions) .................        814,550             4,286,080
Irish Permanent PLC (Retail financial services group) ...................................        182,152             1,738,930
Jury's Hotel Group PLC (Hotel operator) .................................................        501,255             3,052,026
Ryan Hotels PLC (Owner and operator of hotel chain) .....................................      1,213,200             1,094,355
                                                                                                                   -----------
                                                                                                                    24,096,653
                                                                                                                   -----------
Italy 3.1%
Aeroporti di Roma SpA* (Management of Fiumicino and Ciampino airports) ..................        239,000             2,167,018
Bulgari SpA (Manufacturer and retailer of fine jewelry, luxury watches and perfumes) ....        444,800             2,416,392
Saes Getters SpA di Risparmio (Manufacturer of getters, refined chemicals used
  in cathode-ray tubes and other monitors) ..............................................        208,300             2,189,395
Saipem SpA (International contractor in oil and gas exploration and drilling,
  construction of refineries and pipelines) .............................................        748,000             4,198,252
                                                                                                                   -----------
                                                                                                                    10,971,057
                                                                                                                   -----------
Japan 6.8%
Albis Co Limited (Food wholesaler) ......................................................         78,000               417,313
FCC Co., Ltd. (Manufacturer of motorcycle and automobile clutches) ......................         41,000               647,171
Nichiei Co., Ltd. (Finance company for small and medium-sized firms) ....................         63,000             6,908,698
Riso Kagaku Corp. (Manufacturer of copying machines) ....................................         50,900             2,998,098
Shohkoh Fund & Co., Ltd. (Finance company for small and medium-sized firms) .............         28,000             9,072,028
Square Co., Ltd. (Producer of software for video games) .................................        108,200             3,928,171
                                                                                                                   -----------
                                                                                                                    23,971,479
                                                                                                                   -----------
Luxembourg 2.0%
Millicom International Cellular S.A.* (Developer and operator of cellular
  telephone networks) ...................................................................        168,100             7,060,200
                                                                                                                   -----------
Mexico 0.9%
TV Azteca, S.A. de C.V. (ADR) (Owner and operator of national television networks) ......        174,200             3,331,575
                                                                                                                   -----------
Netherlands 3.8%
De Telegraaf Holding NV (Leading publisher of newspapers, magazines and books) ..........         69,600             1,431,510
IHC Caland NV (Dredging and offshore services) ..........................................        129,000             7,919,889

    The accompanying notes are an integral part of the financial statements.


                       13 - Scudder Global Discovery Fund

                                                                                                                     Market
                                                                                                Shares              Value ($)
------------------------------------------------------------------------------------------------------------------------------
Koninklijke Nedlloyd Groep NV (Container shipping and transportation) ...................        138,100             4,097,270
                                                                                                                   -----------
                                                                                                                    13,448,669
                                                                                                                   -----------
Poland 0.7%
Debica S.A. "A" (Tire manufacturer) .....................................................         44,900             1,185,308
Pioneer Poland Fund (Closed-end investment company) (b) (c) .............................              3             1,381,993
                                                                                                                   -----------
                                                                                                                     2,567,301
                                                                                                                   -----------
Portugal 3.3%
Jeronimo Martins S.A. (Food producer and retailer) ......................................        117,470             7,682,144
Telecel-Comunicacoes Pessoais, S.A.* (Cellular communication services) ..................         44,366             4,011,484
                                                                                                                   -----------
                                                                                                                    11,693,628
                                                                                                                   -----------
Spain 0.9%
Aldeasa S.A. (Operator of airport duty-free shops) ......................................         49,500             1,025,933
Tele Pizza, S.A.* (Operator of fast-food pizza restaurants in Spain, Portugal,
  Poland, Mexico and Chile) .............................................................         29,000             1,991,545
                                                                                                                   -----------
                                                                                                                     3,017,478
                                                                                                                   -----------
Sweden 1.0%
OM Gruppen AB (Free) (Operator of financial exchanges and clearing organizations) .......         57,400             1,851,292
TV 4 AB (Broadcaster of news, sports, documentaries, entertainment; program producer) ...         92,500             1,491,677
                                                                                                                   -----------
                                                                                                                     3,342,969
                                                                                                                   -----------
Switzerland 0.5%
Phoenix Mecano AG (Bearer) (Manufacturer of housings and components for computers) ......          3,537             1,830,615
                                                                                                                   -----------
United Kingdom 9.1%
Avis Europe PLC (Car rental services) ...................................................      1,171,100             2,927,480
Corporate Services Group PLC (Employment services and training) .........................      1,106,100             4,156,778
Expro International Group PLC (Provider of oilfield services) ...........................        438,900             4,381,239
Games Workshop Group PLC (Manufacturer of table top war game systems and miniatures) ....        110,600             1,271,043
Logica PLC (Producer of custom-build software and associated hardware systems for
  government and industry) ..............................................................        137,600             1,962,238
Provident Financial PLC (Personal finance group) ........................................        581,600             6,722,921
RM PLC (Information technology solutions for educational markets) .......................         47,400               733,600
Serco Group PLC (Facilities management company) .........................................        703,700             9,769,446
                                                                                                                   -----------
                                                                                                                    31,924,745
                                                                                                                   -----------
United States 46.1%
Aptargroup, Inc. (Manufacturer of packaging equipment components) .......................         97,100             5,334,431
Autoliv Inc. (Manufacturer of automobile safety bags) ...................................         61,200             2,413,575
Axogen Ltd. Units* (Future development of therapeutic products for treatment
  of neurological disorders) ............................................................        106,100             4,137,900

    The accompanying notes are an integral part of the financial statements.


                       14 - Scudder Global Discovery Fund

                                                                                                                     Market
                                                                                                Shares              Value ($)
------------------------------------------------------------------------------------------------------------------------------
BE Aerospace* (Airline audio/video control systems) .....................................         84,400             2,373,750
Barrett Resources Corp.* (Oil and gas exploration and production) .......................         74,000             2,603,875
Benton Oil & Gas Co.* (Oil and gas exploration, development and production) .............        200,000             4,025,000
Billing Concepts* (Billing and information management services) .........................        275,500            10,813,375
CapMAC Holdings Inc. (Provider of financial guaranty insurance) .........................        133,300             3,999,000
Cintas Corp. (Uniform rentals) ..........................................................         45,000             3,251,250
Cognex Corp.* (Manufacturer of machine vision systems) ..................................        179,400             4,798,950
Concentra Managed Care, Inc.* (Provider of integrated nonrisk-bearing workers'
  compensation managed care) ............................................................        148,100             4,831,763
Consolidated Freightways Corp.* (Less-than-truckload shipping services) .................        235,700             3,329,263
Corporate Express, Inc.* (Retailer of office supply products through telephone
  ordering system, fax and electronic data interchange) .................................        424,500             6,234,844
CytoTherapeutics, Inc.* (Developer of therapeutic products for treatment of
  certain chronic and disabling diseases) ...............................................          2,200                11,550
DuPont Photomasks, Inc.* (Manufacturer of photomasks used in
  semiconductor production) .............................................................         57,600             2,476,800
Fiserv Inc.* (Data processing services) .................................................        120,775             5,404,681
G & K Services Inc. "A" (Uniform rentals) ...............................................         52,100             1,875,600
General Communication, Inc. "A"* (Telecommunication services) ...........................        332,200             2,491,500
Hain Food Group, Inc.* (Provider of specialty food products) ............................        115,700             1,243,775
Healthcare Recoveries, Inc.* (Provider of recovery services for private
  healthcare payors) ....................................................................            500                 9,250
IDX Systems Corp.* (Provider of health care information systems to physician
  groups and academic medical centers) ..................................................        109,500             3,695,625
JLK Direct Distribution Inc. "A"* (Manufacturer of metalworking tools) ..................            500                14,938
Kelly Services, Inc. "A" (Temporary help services) ......................................         18,400               653,200
La Quinta Inns, Inc. (Owner and operator of motel chain) ................................         81,600             1,458,600
Midwest Express Holding, Inc.* (Operator of passenger airline catering
  to business travelers) ................................................................         66,500             2,136,313
Network Appliance, Inc.* (Designer and manufacturer of network data storage devices) ....        209,400            10,522,350
Parametric Technology Corp.* (Mechanical design software producer) ......................         84,600             3,732,975
Samsonite Corp.* (Luggage manufacturer) .................................................        130,100             6,033,388
Security Dynamics Technologies, Inc.* (Designer, developer and supporter of a family of security products used to manage access to computer-based
  information resources) ................................................................         24,400               826,550
Sepracor, Inc.* (Developer of enhanced forms of existing pharmaceuticals) ...............         64,700             2,321,113
Sitel Corp.* (Nebraska based telemarketing company for major credit card and
  insurance companies) ..................................................................        397,300             3,526,038
Sola International, Inc.* (Manufacturer of plastic eyeglass lenses) .....................        220,100             7,510,913
Sterling Commerce, Inc.* (Producer of electronic data interchange products
  and services) .........................................................................        307,934            10,219,560
Suiza Foods Corp.* (Food distributor) ...................................................         71,400             3,596,775

    The accompanying notes are an integral part of the financial statements.


                       15 - Scudder Global Discovery Fund

                                                                                                                     Market
                                                                                                Shares              Value ($)
------------------------------------------------------------------------------------------------------------------------------
TCI Satellite Entertainment, Inc.* (Television programming via digital satellite) .......        190,200             1,378,950
Tech Data Corp.* (Distributor of microcomputers, hardware and software) .................        100,000             4,450,000
Tiffany & Co. (Retailer of jewelry and gift items) ......................................        125,400             4,953,300
Total Renal Care Holdings, Inc.* (Provides dialysis services for sufferers
  of chronic kidney failure) ............................................................        156,900             4,834,481
Tower Realty Trust, Inc. (REIT) (Developer and manager of office properties) ............         55,200             1,393,800
Triton Energy Ltd.* (Independent oil and gas exploration and production company) ........        101,200             3,959,450
Vincam Group Inc.* (Provider of solutions to complexities and costs
  of employment and personnel) ..........................................................         20,000               627,500
Vitesse Semiconductor Corp. (Manufacturer of digital integrated circuits) ...............        200,200             8,683,675
Wackenhut Corrections Corp.* (Manager of privatized correctional and
  detention facilities) .................................................................         65,700             1,888,875
Wesley Jessen VisionCare, Inc.* (Manufacturer of soft contact lenses) ...................         65,300             1,910,025
                                                                                                                   -----------
                                                                                                                   161,988,526
------------------------------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $246,232,018)                                                                            333,733,221
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $264,107,088) (a)                                                       351,608,291
------------------------------------------------------------------------------------------------------------------------------

  (a) The cost for federal income tax purposes was $274,053,512. At October 31, 1997, net unrealized appreciation for all securities based on tax cost was $77,554,779. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $93,497,418 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $15,942,639.

  (b) Securities valued in good faith by the Valuation Committee of the Board of Directors at fair value amounted to $3,229,119 (0.92% of net assets). Their values have been estimated by the Valuation Committee in the absence of readily ascertainable market values. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The cost of these securities at October 31, 1997 aggregated $4,003,900.

  (c) Market value and cost reflect full payment. The remaining installments which total $738,750 will be payable upon thirty days prior notice from Pioneering Management Limited.

    * Non-income producing security.

    The accompanying notes are an integral part of the financial statements.


                       16 - Scudder Global Discovery Fund

                                           Financial Statements

                                   Statement of Assets and Liabilities
                                         as of October 31, 1997

Assets
----------------------------------------------------------------------------------------------------------------------------
                 Investments, at market (identified cost $264,107,088) ...............      $ 351,608,291
                 Cash ................................................................                519
                 Receivable for investments sold .....................................          3,080,937
                 Receivable for Fund shares sold .....................................          2,533,568
                 Dividends and interest receivable ...................................            211,318
                 Foreign taxes recoverable ...........................................             49,330
                 Other assets ........................................................              5,262
                                                                                            ----------------
                 Total assets ........................................................        357,489,225
Liabilities
----------------------------------------------------------------------------------------------------------------------------
                 Payable for investments purchased ...................................          6,603,238
                 Payable for Fund shares redeemed ....................................            387,698
                 Accrued management fee ..............................................            357,145
                 Other payables and accrued expenses .................................          1,019,190
                                                                                            ----------------
                 Total liabilities ...................................................          8,367,271
                --------------------------------------------------------------------------------------------
                 Net assets, at market value                                                $ 349,121,954
                --------------------------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------------------------------------------------------
                 Net assets consist of:
                 Accumulated distributions in excess of net investment income ........           (113,840)
                 Unrealized appreciation (depreciation) on:
                    Investments ......................................................         87,501,203
                    Foreign currency related transactions ............................            (13,155)
                 Accumulated net realized gain .......................................         21,747,987
                 Paid-in capital .....................................................        239,999,759
                --------------------------------------------------------------------------------------------
                 Net assets, at market value                                                $ 349,121,954
                --------------------------------------------------------------------------------------------
Net Asset Value
----------------------------------------------------------------------------------------------------------------------------
                 Net Asset Value, offering and redemption price per share
                    ($349,121,954 / 16,134,908 shares of capital stock outstanding,         ----------------
                    $.01 par value, 100,000,000 shares authorized) ...................             $21.64
                                                                                            ----------------

    The accompanying notes are an integral part of the financial statements.


                       17 - Scudder Global Discovery Fund

                                        Statement of Operations
                                      year ended October 31, 1997

Investment Income
------------------------------------------------------------------------------------------------------------------------------
                 Income:
                 Dividends (net of foreign taxes withheld of $226,485) ...............      $   2,304,339
                 Interest ............................................................          1,467,465
                                                                                            -----------------
                                                                                                3,771,804
                 Expenses:
                 Management fee ......................................................          3,960,949
                 Services to shareholders ............................................          1,170,313
                 Custodian and accounting fees .......................................            434,085
                 Directors' fees and expenses ........................................             51,127
                 Reports to shareholders .............................................            111,148
                 Auditing ............................................................             52,949
                 Legal ...............................................................             20,130
                 Registration fees ...................................................             25,731
                 Other ...............................................................             36,138
                                                                                            -----------------
                                                                                                5,862,570
                ---------------------------------------------------------------------------------------------
                 Net investment loss                                                           (2,090,766)
                ---------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investment transactions
------------------------------------------------------------------------------------------------------------------------------
                 Net realized gain (loss) from:
                 Investments .........................................................         22,558,007
                 Futures contracts ...................................................            (80,095)
                 Foreign currency related transactions ...............................          4,396,378
                                                                                            -----------------
                                                                                               26,874,290
                 Net unrealized appreciation (depreciation) during the period on:
                 Investments .........................................................         12,677,607
                 Foreign currency related transactions ...............................           (430,248)
                                                                                            -----------------
                                                                                               12,247,359
                ---------------------------------------------------------------------------------------------
                 Net gain on investment transactions                                           39,121,649
                ---------------------------------------------------------------------------------------------
                ---------------------------------------------------------------------------------------------
                 Net increase in net assets resulting from operations                       $  37,030,883
                ---------------------------------------------------------------------------------------------


                       18 - Scudder Global Discovery Fund

                                  Statements of Changes in Net Assets

                                                                                   Years Ended October 31,
Increase (Decrease) in Net Assets                                                   1997            1996
------------------------------------------------------------------------------------------------------------------------------
                 Operations:
                 Net investment loss .........................................  $ (2,090,766)   $   (573,365)
                 Net realized gain from investment transactions ..............    26,874,290      16,936,926
                 Net unrealized appreciation (depreciation) on investment
                    transactions during the period ...........................    12,247,359      37,065,126
                                                                                --------------  --------------
                 Net increase (decrease) in net assets resulting from
                    operations ...............................................    37,030,883      53,428,687
                                                                                --------------  --------------
                 Distributions to shareholders from:
                    Net investment income ....................................    (2,252,537)     (2,817,790)
                                                                                --------------  --------------
                    Net realized gains .......................................   (14,901,393)     (6,128,748)
                                                                                --------------  --------------
                 Fund share transactions:
                 Proceeds from shares sold ...................................   129,503,033     140,375,546
                 Net asset value of shares issued to shareholders in
                    reinvestment of distributions ............................    16,335,810       8,373,037
                 Cost of shares redeemed .....................................  (167,423,822)    (97,489,394)
                                                                                --------------  --------------
                 Net increase (decrease) in net assets from Fund share
                    transactions .............................................   (21,584,979)     51,259,189
                                                                                --------------  --------------
                 Increase (decrease) in net assets ...........................    (1,708,026)     95,741,338
                 Net assets at beginning of period ...........................   350,829,980     255,088,642
                                                                                --------------  --------------
                 Net assets at end of period (including accumulated
                    distributions in excess of net investment                   --------------  --------------
                    income of $113,840 and $747,671, respectively) ...........  $349,121,954    $350,829,980
                                                                                --------------  --------------

Other Information
------------------------------------------------------------------------------------------------------------------------------
                 Increase (decrease) in Fund shares
                 Shares outstanding at beginning of period ...................    17,152,364      14,547,124
                                                                                --------------  --------------
                 Shares sold .................................................     6,176,506       7,361,025
                 Shares issued to shareholders in reinvestment of ............       829,650         487,939
                 distributions
                 Shares redeemed .............................................    (8,023,612)     (5,243,724)
                                                                                --------------  --------------
                 Net increase (decrease) in Fund shares ......................    (1,017,456)      2,605,240
                                                                                --------------  --------------
                 Shares outstanding at end of period .........................    16,134,908      17,152,364
                                                                                --------------  --------------


                       19 - Scudder Global Discovery Fund

                              Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                                          For the Period
                                                                                                          September 10,
                                                                                                               1991
                                                                                                          (commencement
                                                                                                          of operations)
                                                            Years Ended October 31,                       to October 31,
                                                  1997 (a)  1996 (a)   1995     1994     1993     1992          1991
--------------------------------------------------------------------------------------------------------------------------
                                                  ------------------------------------------------------------------------
Net asset value, beginning of period ............  $20.45   $17.54   $16.27   $16.14   $12.05   $11.92        $12.00
                                                  ------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss) ....................    (.12)    (.04)    (.03)    (.02)     .04      .07           .01
Net realized and unrealized gain (loss)
   on investment transactions ...................    2.30     3.59     1.38      .48     4.24      .08          (.09)
                                                  ------------------------------------------------------------------------
Total from investment operations ................    2.18     3.55     1.35      .46     4.28      .15          (.08)
                                                  ------------------------------------------------------------------------
Less distributions:
From net investment income ......................    (.13)    (.20)      --       --     (.07)    (.02)           --
In excess of net investment income ..............      --       --       --     (.18)      --       --            --
From net realized gains on investment
   transactions .................................    (.86)    (.44)    (.08)    (.15)    (.12)      --            --
                                                  ------------------------------------------------------------------------
Total distributions .............................    (.99)    (.64)    (.08)    (.33)    (.19)    (.02)           --
                                                  ------------------------------------------------------------------------
                                                  ------------------------------------------------------------------------
Net asset value, end of period ..................  $21.64   $20.45   $17.54   $16.27   $16.14   $12.05        $11.92
--------------------------------------------------------------------------------------------------------------------------
Total Return (%) ................................   11.14    20.97     8.32     2.80    36.04     1.26          (.67)**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ..........     349      351      255      256      198       55             9
Ratio of operating expenses, net to
   average daily net assets (%) .................    1.63     1.60     1.69     1.70     1.50     1.50          1.50*
Ratio of operating expenses before
   expense reductions, to average
   daily net assets (%) .........................    1.63     1.60     1.69     1.76     2.01     2.53         15.34*
Ratio of net investment income (loss)
   to average daily net assets (%) ..............    (.58)    (.20)    (.12)    (.28)     .53      .78          2.47*
Portfolio turnover rate (%) .....................    60.5     63.0     43.7     45.8     54.6     23.4            --
Average commission rate paid (b) ................  $.0019   $.0026   $   --   $   --   $   --   $   --        $   --

(a) Based on monthly average shares outstanding during the period.
(b) Average commission rate paid per share of common and preferred stocks is calculated for fiscal years beginning on or after October 31, 1996.
*   Annualized
**  Not annualized


                       20 - Scudder Global Discovery Fund

                          Notes to Financial Statements

                       A. Significant Accounting Policies

Scudder Global Discovery Fund (the "Fund"), formerly Scudder Global Small Company Fund, is a diversified series of Scudder Global Fund, Inc., a Maryland corporation registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the Nasdaq System, for which there have been sales, are valued at the most recent sale price reported on such system. If there are no such sales, the value is the most recent bid quotation. Securities which are not quoted on the Nasdaq System but are traded in another over-the-counter market are valued at the most recent sale price on such market. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation shall be used.

Portfolio debt securities other than money market securities are valued by pricing agents approved by the officers of the Fund, which quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Money market instruments purchased with an original maturity of sixty days or less are valued at amortized cost. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Directors.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value, depending on the maturity of the repurchase agreement, is equal to at least 100.5% of the repurchase price.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the daily rates of exchange, and

(ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency, and gains and losses between the ex and payment dates on dividends, interest, and foreign withholding taxes.


                       21 - Scudder Global Discovery Fund

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of an item at a specified price on a specific date (settlement date). During the period, the Fund purchased securities index futures as a temporary substitute for purchasing selected investments.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. During the period, the Fund utilized forward contracts as a hedge in connection with portfolio purchases and sales of securities denominated in foreign currencies and as a hedge against changes in exchange rates relating to foreign currency denominated assets.

Forward contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. Forward contracts having the same settlement date and broker are offset and any gain
(loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of the forward contract to buy and the forward contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. Distributions of net investment income are made annually. During any particular year net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders annually. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to


                       22 - Scudder Global Discovery Fund
investments in forward contracts, passive foreign investment companies, and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other. Investment security transactions are accounted for on a trade-date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

                      B. Purchases and Sales of Securities

During the year ended October 31, 1997, purchases and sales of investment securities (excluding short-term investments) aggregated $198,157,026 and $207,984,186, respectively. The aggregate face value of futures contracts opened and closed during the year ended October 31, 1997 was $2,837,457.

                               C. Related Parties

Under the Fund's Investment Management Agreement (the "Agreement") with Scudder, Stevens & Clark, Inc. (the "Adviser"), the Fund has agreed to pay to the Adviser a fee equal to an annual rate of 1.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. As manager of the assets of the Fund, the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and restrictions. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Agreement. For the year ended October 31, 1997, the fee pursuant to the Agreement amounted to $3,960,949, of which $357,145 is unpaid at October 31, 1997.

On June 26, 1997, the Adviser entered into an agreement with The Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, pursuant to which Zurich will acquire a majority interest in the Adviser, and the Adviser will form a new global investment organization by combining with Zurich's subsidiary, Zurich Kemper Investments, Inc. and change its name to Scudder Kemper Investments, Inc. Subject to the receipt of the required regulatory and shareholder approvals, the transaction is expected to close by the end of the fourth quarter of 1997.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for the Fund. Included in services to shareholders is $851,578 charged to the Fund by SSC for the year ended October 31, 1997, of which $64,821 is unpaid at October 31, 1997.

Scudder Trust Company ("STC"), a subsidiary of the Adviser, provides recordkeeping and other services in connection with certain retirement and employee benefit plans invested in the Fund. For the year ended October 31, 1997, the amount charged to the Fund by STC aggregated $186,872, of which $15,665 is unpaid at October 31, 1997.


                       23 - Scudder Global Discovery Fund

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. For the year ended October 31, 1997, the amount charged to the Fund by SFAC aggregated $207,838, of which $35,323 is unpaid at October 31, 1997.

The Fund pays each Director not affiliated with the Adviser $4,000 annually, plus specified amounts for attended board and committee meetings. For the year ended October 31, 1997, Directors' fees and expenses aggregated $51,127.

                               D. Lines of Credit

The Fund and several affiliated Funds (the "Participants") share in a $500 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. In addition, the Fund also maintains an uncommitted line of credit.


                       24 - Scudder Global Discovery Fund

                        Report of Independent Accountants

To the Board of Directors of Scudder Global Fund, Inc. and to the Shareholders of Scudder Global Discovery Fund:

We have audited the accompanying statement of assets and liabilities of Scudder Global Discovery Fund (formerly Scudder Global Small Company Fund) including the investment portfolio, as of October 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the six years in the period ended October 31, 1997, and for the period September 10, 1991 (commencement of operations) to October 31, 1991. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder Global Discovery Fund as of October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the six years in the period ended October 31, 1997, and for the period September 10, 1991 (commencement of operations) to October 31, 1991 in conformity with generally accepted accounting principles.


Boston, Massachusetts                             COOPERS & LYBRAND L.L.P.
December 12, 1997


                       25- Scudder Global Discovery Fund

                                 Tax Information

The Fund will mail shareholders IRS Form 1099-Div in late January, summarizing all taxable distributions paid for 1997.

The Fund paid distributions of $.75 per share from net long-term capital gains during its fiscal year ended October 31, 1997. Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $21,887,011 as capital gain dividends for its fiscal year ended October 31, 1997.

The Fund paid foreign taxes of $226,485 and the Fund recognized $1,484,744 of foreign source income during the fiscal year ended October 31, 1997. Pursuant to section 853 of the Internal Revenue Code, the Fund designates $.01 per share of foreign taxes and $.09 of income from foreign sources as having been paid in the fiscal year ended October 31, 1997.

Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your Scudder Fund account, please call a Scudder Investor Relations Representative at 1-800-225-5163.



                             Officers and Directors


Daniel Pierce*
Chairman of the Board,
Director, and Vice President

Nicholas Bratt*
President

Paul Bancroft III
Director; Venture Capitalist and
Consultant

Sheryle J. Bolton
Director; Consultant

William T. Burgin
Director; General Partner,
Bessemer Venture Partners

Thomas J. Devine
Director; Consultant

Keith  R. Fox
Director; Private Equity
Investor, Exeter Capital
Management Corporation

William H. Gleysteen, Jr.
Director; Consultant

William H. Luers
Director; President, The
Metropolitan Museum of Art

Kathryn L. Quirk*
Director; Vice President and
Assistant Secretary

Robert W. Lear
Honorary Director;
Executive-in-Residence, Visiting
Professor, Columbia University
Graduate School of Business

Robert G. Stone, Jr.
Honorary Director; Chairman
Emeritus and Director, Kirby
Corporation

Susan E. Gray*
Vice President

Jerard K. Hartman*
Vice President

Gary P. Johnson*
Vice President

Thomas W. Joseph*
Vice President

Gerald J. Moran*
Vice President

M. Isabel Saltzman*
Vice President

David S. Lee*
Vice President and Assistant
Treasurer

Thomas F. McDonough*
Vice President and Secretary

Pamela A. McGrath*
Vice President and Treasurer

Edward J. O'Connell*
Vice President and Assistant
Treasurer


                         *Scudder, Stevens & Clark, Inc.


                       26 - Scudder Global Discovery Fund

                          Stockholder Meeting Results

A Special Meeting of Stockholders (the "Meeting") of Scudder Global Discovery Fund (the "Fund") was held on October 27, 1997, at the offices of Scudder, Stevens & Clark, Inc., 25th Floor, 345 Park Avenue (at 51st Street), New York, New York 10154. At the Meeting, as adjourned and reconvened, the following matters were voted upon by the stockholders (the resulting votes for each matter are presented below). With regard to certain proposals, it was recommended that the Meeting be reconvened in order to provide stockholders with an additional opportunity to return their proxies. The date of the reconvened meeting at which the matters were decided is noted after the proposed matter.

1.    To elect Directors.


                                                    Number of Votes:
                                                    ----------------

                   Director                  For                      Withheld
                   --------                  ---                      --------

      Paul Bancroft III                   8,607,700                   463,245

      Sheryle J. Bolton                   8,599,774                   471,171

      William T. Burgin                   8,612,240                   458,705

      Thomas J. Devine                    8,599,452                   471,493

      Keith R. Fox                        8,600,721                   470,224

      William H. Gleysteen, Jr.           8,607,221                   463,724

      William H. Luers                    8,597,647                   473,298

      Daniel Pierce                       8,613,949                   456,996

      Kathryn L. Quirk                    8,581,204                   489,741


2. To approve the new Investment Management Agreement between the Fund and Scudder Kemper Investments, Inc.


                                Number of Votes:
                                ----------------

          For             Against            Abstain         Broker Non-Votes*
          ---             -------            -------         -----------------

       8,394,813          429,470            246,662              203,961

3. To approve the Board's discretionary authority to convert the Fund to a master/feeder fund structure through a sale or transfer of assets or otherwise. (Approved on December 2, 1997.)


                                Number of Votes:
                                ----------------

          For             Against            Abstain         Broker Non-Votes*
          ---             -------            -------         -----------------

       8,397,029          752,157            417,172              186,292


                       27 - Scudder Global Discovery Fund

4. To approve the revision of certain fundamental investment policies.


                                                                         Number of Votes:
                                                                         ----------------

          Fundamental Policies                   For               Against              Abstain        Broker Non-Votes*
          --------------------                   ---               -------              -------        -----------------

       4.1  diversification                   7,911,548            585,998              369,438             203,961

       4.2  borrowing                         7,869,198            640,453              357,333             203,961

       4.3  senior securities                 7,899,167            602,779              365,038             203,961

       4.4  commodities                       7,879,634            626,028              361,322             203,961

       4.5  concentration                     7,901,015            597,924              368,045             203,961

       4.6  underwriting of securities        7,916,486            587,751              362,747             203,961

       4.7  investment in real estate         7,918,867            466,441              481,676             203,961

       4.8  lending                           7,894,547            484,822              487,615             203,961

5. To ratify the selection of Coopers & Lybrand L.L.P. as the Fund's independent accountants.


                                Number of Votes:
                                ----------------

            For                      Against                    Abstain
            ---                      -------                    -------

         8,564,639                   173,363                    332,943


* Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.


                       28 - Scudder Global Discovery Fund

                        Investment Products and Services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series --
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series --
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Growth and Income Fund
    Scudder International Fund
    Scudder Global Discovery Fund
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Retirement Programs
-------------------
  IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan**+++ +++
    (a variable annuity)

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  The Latin America Dollar Income Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.
  Scudder World Income Opportunities
    Fund, Inc.

     For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges.

                       29 - Scudder Global Discovery Fund

                                Scudder Solutions


Convenient ways to invest, quickly and reliably:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Investment Plan                                    QuickBuy

          A convenient investment program in which you designate       Lets you purchase Scudder fund shares
          the purchase details and the bank account, and money is      electronically, avoiding potential mailing delays;
          electronically debited from that account monthly to          designate a bank account and the transaction
          regularly purchase fund shares and "dollar cost average"     details, and money for each of your transactions is
          -- buy more shares when the fund's price is lower and        electronically debited from that account.
          fewer when it's higher, which can reduce your average
          purchase price over time.

          Automatic Dividend Transfer                                  Payroll Deduction and Direct Deposit

          The most timely, reliable, and convenient way to             Have all or part of your paycheck -- even government
          purchase shares -- use distributions from one Scudder        checks -- invested in up to four Scudder funds at
          fund to purchase shares in another, automatically            one time.
          (accounts with identical registrations or the same
          social security or tax identification number).

          Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets.
          Investors should consider their ability to continue such a plan through periods of low price levels.

Around-the-clock electronic account service and information, including some transactions:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Automated Information Line: SAIL(TM) --              Scudder's Web Site -- http://funds.scudder.com
          1-800-343-2890
                                                                       Scudder Electronic Account Services: Offering
          Personalized account information, the ability to             account information and transactions, interactive
          exchange or redeem shares, and information on other          worksheets, prospectuses and applications for all
          Scudder funds and services via touchtone telephone.          Scudder funds, plus your current asset allocation,
                                                                       whenever you need them. Scudder's Site also
                                                                       provides news about Scudder funds, retirement
                                                                       planning information, and more.

Retirees and those who depend on investment proceeds for living expenses can enjoy these convenient, timely, and reliable automated withdrawal programs:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Withdrawal Plan                                    QuickSell

          You designate the bank account, determine the schedule       Provides speedy access to your money by
          (as frequently as once a month) and amount of the            electronically crediting your redemption proceeds
          redemptions, and Scudder does the rest.                      to the bank account you designate.

          DistributionsDirect

          Automatically deposits your fund distributions into the bank account you designate within three business days after each distribution is paid.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------

                       30 - Scudder Global Discovery Fund


Mutual Funds and More -- Brokerage and Guidance Services:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Brokerage Services                             Scudder Portfolio Builder

          Offers you access to a world of investments,           A free service designed to help suggest ways investors like
          including stocks, corporate bonds, Treasuries, plus    you can diversify your portfolio among domestic and global,
          over 6,000 mutual funds from at least 150 mutual       as well as equity, fixed-income, and money market funds,
          fund companies. And Scudder Fund Folio(SM) provides    using Scudder funds.
          investors with access to a marketplace of more than
          500 no-load funds from well-known companies--with no   Personal Counsel from Scudder(SM)
          transaction fees or commissions. Scudder
          shareholders can take advantage of a Scudder           Developed for investors who prefer the benefits of no-load
          Brokerage account already reserved for them, with      Scudder funds but want ongoing professional assistance in
          no minimum investment. For information about           managing a portfolio. Personal Counsel(SM) is a highly
          Scudder Brokerage Services, call 1-800-700-0820.       customized, fee-based asset management service for
                                                                 individuals investing $100,000 or more.


          Fund Folio funds held less than six months will be charged a fee for redemptions. You can buy shares directly from the fund itself or its principal underwriter or distributor without paying this fee. Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061.
          Member SIPC.

          Personal Counsel From Scudder(SM) and Personal Counsel(SM) are service marks of and represent a program offered by Scudder Investor Services, Inc., Adviser.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------
Additional Information on How to Contact Scudder:
------------------------------------------------------------------------------------------------------------------------------
          For existing account services and transactions         Please address all written correspondence to
          Scudder Investor Relations -- 1-800-225-5163           The Scudder Funds
                                                                 P.O. Box 2291
          For establishing 401(k) and 403(b) plans               Boston, Massachusetts
          Scudder Defined Contribution Services --               02107-2291
          1-800-323-6105
                                                                 Or Stop by a Scudder Investor Center

          For information about The Scudder Funds, including     Many shareholders enjoy the personal, one-on-one service of
          additional applications and prospectuses, or for       the Scudder Investor Centers. Check for an Investor Center near
          answers to investment questions                        you -- they can be found in the following cities:

          Scudder Investor Relations -- 1-800-225-2470           Boca Raton            Chicago           San Francisco
                   Investor.Relations@scudder.com                Boston                New York

------------------------------------------------------------------------------------------------------------------------------
          New From Scudder: Scudder International Growth and Income Fund

          Scudder International Growth and Income Fund takes a yield-oriented approach to investing in international equities. The
          Fund seeks to provide long-term growth of capital plus current income. Investors who desire international exposure but who wish to take a more conservative approach may appreciate the Fund's emphasis on the dividend paying stocks of well-established companies outside the United States.
------------------------------------------------------------------------------------------------------------------------------
          The share price of Scudder International Growth and Income Fund will fluctuate. International investing involves special risks including currency fluctuation and political instability. Contact Scudder Investor Services, Inc., Distributor,
          for a prospectus which contains more complete information, including management fees and other expenses. Please read it carefully before you invest or send money.


                       31 - Scudder Global Discovery Fund

Celebrating Over 75 Years of Serving Investors

Established in 1919 by Theodore Scudder, Sidney Stevens, and F. Haven Clark, Scudder, Stevens & Clark was the first independent investment counsel firm in the United States. Since its birth, Scudder's pioneering spirit and commitment to professional long-term investment management have helped shape the investment industry. In 1928, we introduced the nation's first no-load mutual fund. Today we offer over 40 pure no load(TM) funds, including the first international mutual fund offered to U.S. investors.

Over the years, Scudder's global investment perspective and dedication to research and fundamental investment disciplines have helped us become one of the largest and most respected investment managers in the world. Though times have changed since our beginnings, we remain committed to our long-standing principles: managing money with integrity and distinction; keeping the interests of our clients first; providing access to investments and markets that may not be easily available to individuals; and making investing as simple and convenient as possible through friendly, comprehensive service.



This information must be preceded or accompanied by a current prospectus.


Portfolio changes should not be considered recommendations for action by individual investors.

SCUDDER

[LOGO]

 Scudder
Emerging Markets
Income Fund

Annual Report
October 31, 1997

Pure No-Load(TM) Funds

For investors seeking high current income and, secondarily, long-term capital appreciation through investment primarily in high-yielding debt securities issued in emerging markets.

A pure no-load(TM) fund with no commissions to buy, sell, or exchange shares.

SCUDDER                    (logo)

                                    In Brief


o Scudder Emerging Markets Income Fund posted a 12.34% total return for its most recent fiscal year ended October 31, 1997. The J.P. Morgan Composite Emerging Markets Bond/Latin Eurobond Index returned 13.01% over the same time period. The Fund closed its fiscal year with a 30-day net annualized yield of 8.31%.

o Emerging markets from Thailand to Brazil weathered a series of currency crises over the second half of the Fund's fiscal year as these countries struggled to deal with current account deficits and rising interest rates.

o The Fund continues to maintain a liquid, diversified portfolio -- with bonds issued in Latin America, eastern Europe, the Middle East, and northern Africa -- that we believe is well positioned to benefit from improving economic fundamentals while earning a high level of current income.



                                Table of Contents

   3  Letter from the Fund's Chairman    17  Notes to Financial Statements
   4  Performance Update                 21  Report of Independent Accountants
   5  Portfolio Summary                  22  Tax Information
   6  Portfolio Management Discussion    22  Officers and Directors
   9  Glossary of Investment Terms       23  Stockholder Meeting Results
  10  Investment Portfolio               25  Investment Products and Services
  13  Financial Statements               26  Scudder Solutions
  16  Financial Highlights



                    2 - Scudder Emerging Markets Income Fund

                         Letter from the Fund's Chairman

Dear Shareholders,

     We are pleased to report on Scudder Emerging Markets Income Fund's performance over its most recent annual period. Despite market uncertainties arising from assaults on currency valuations in several emerging countries, the Fund posted a solid 12.34% total return for the 12-month period ended October 31, 1997. During this period, the Fund took a cautious approach, and the management team is currently emphasizing countries such as Mexico, Panama, Peru, and Venezuela that continue to display positive credit fundamentals and strong hard currency reserve positions. Please see the Portfolio Management Discussion beginning on page 6 for more information about the Fund's strategy.

     For those interested in other offerings from Scudder, we would like to take this opportunity to tell you about a recent addition to Scudder's family of funds -- Scudder International Growth and Income Fund. The Fund employs a yield-oriented approach to international investing and seeks to provide long-term growth of capital plus current income. Investors who desire international exposure but who wish to take a more conservative approach to international equity investing may appreciate the Fund's emphasis on the dividend-paying stocks of established companies listed on foreign exchanges.

     Please see pages 25 through 27 for more information on Scudder products and services. As always, please call a Scudder Investor Information representative at 1-800-225-2470 if you have questions about your account or any Scudder fund. Thank you for investing with Scudder.

     Sincerely,

     /s/Daniel Pierce

     Daniel Pierce
     Chairman,
     Scudder Emerging Markets Income Fund


                    3 - Scudder Emerging Markets Income Fund

PERFORMANCE UPDATE as of October 31, 1997
----------------------------------------------------------------
FUND INDEX COMPARISONS
----------------------------------------------------------------

                            Total Return
Period           Growth    --------------
Ended              of                Average
10/31/97        $10,000   Cumulative  Annual
------------------------------------------------
SCUDDER EMERGING MARKETS INCOME FUND
TICKER SYMBOL:     SCEMX
------------------------------------------------
1 Year          $ 11,234    12.34%    12.34%
Life of Fund*   $ 15,672    56.72%    12.43%
------------------------------------------------
JP MORGAN COMPOSITE EMERGING MARKETS
BOND/LATIN EUROBOND INDEX
------------------------------------------------
1 Year          $ 11,301    13.01%    13.01%
Life of Fund*   $ 14,605    46.05%    10.38%
------------------------------------------------
*The Fund commenced operations on December 31, 1993.
 Index comparisons begin December 31, 1993.

---------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT
----------------------------------------------------------------
A chart in the form of a line graph appears here, illustrating the Growth of a $10,000 Investment.
The data points from the graph are as follows:

SCUDDER EMERGING MARKETS INCOME FUND
Year            Amount
----------------------
12/93*         $10,000
4/94           $ 8,962
10/94          $ 9,646
4/95           $ 8,858
10/95          $ 9,980
4/96           $12,131
10/96          $13,951
4/97           $15,567
10/97          $15,672

JP MORGAN COMPOSITE EMERGING MARKETS BOND/
LATIN EUROBOND INDEX
Year            Amount
----------------------
12/93*         $10,000
4/94           $ 8,314
10/94          $ 8,771
4/95           $ 8,149
10/95          $ 9,460
4/96           $11,351
10/96          $12,923
4/97           $14,408
10/97          $14,605

The unmanaged JP Morgan Composite Emerging Markets Bond/Latin Eurobond
Index (EMBI/LEI) tracks the performance of U.S. dollar-denominated sovereign restructured bonds (mostly Brady bonds) and Latin-issued Eurobonds. The composite includes debt issues from five countries in Latin America, plus Bulgaria, Nigeria, the Philippines and Poland. Index returns assume reinvested dividends and, unlike Fund returns, do not reflect fees or expenses.

----------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION
----------------------------------------------------------------

A chart in the form of a bar graph appears here, illustrating the Fund Total Return (%) and Index Total
Return (%) with the exact data points listed in the table below.

YEARLY PERIODS ENDED OCTOBER 31
                               1994*       1995         1996        1997
                             ----------------------------------------------
NET ASSET VALUE.........    $ 11.05      $ 10.26      $ 12.98      $ 12.22
INCOME DIVIDENDS........    $   .51      $  1.11      $  1.19      $  1.10
CAPITAL GAINS
DIVIDENDS...............    $    --           --           --         1.18
FUND TOTAL RETURN (%)...      -3.54         3.46        39.78        12.34
INDEX TOTAL RETURN (%)..     -12.23         7.85        36.46        13.01

Performance is historical and assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Total return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. If the Adviser had not maintained the Fund's expenses, the total return for the life of Fund period would have been lower.

                    4 -- SCUDDER EMERGING MARKETS INCOME FUND

PORTFOLIO SUMMARY as of October 31, 1997
---------------------------------------------------------------------------
DIVERSIFICATION
---------------------------------------------------------------------------
Debt Obligations                   97%
Cash Equivalents                    3%
--------------------------------------
                                  100%
--------------------------------------
The Fund is largely
invested in the fixed
income markets of
emerging economies, with
a cash position of less
than 5%.

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

--------------------------------------------------------------------------
GEOGRAPHICAL EXPOSURE
(Excludes 3% Cash Equivalents)
--------------------------------------------------------------------------
Mexico                             26%
Panama                             13%
Venezuela                          12%
Argentina                          12%
Brazil                             10%
Bulgaria                           10%
Jamaica                             4%
Peru                                3%
Turkey                              3%
Other                               7%
--------------------------------------
                                  100%
--------------------------------------
Latin America markets continue
to make up the highest percentage
of fund assets.

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

--------------------------------------------------------------------------
CURRENCY EXPOSURE
(Excludes 3% Cash Equivalents)
--------------------------------------------------------------------------
United States                      92%
Turkey                              3%
South Africa                        2%
Chile                               2%
Germany                             1%
--------------------------------------
                                  100%
--------------------------------------
As part of a conservative strategy,
we reduced the Fund's local currency
assets to approximately 6% by the
close of the period.

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

--------------------------------------------------------------------------
AVERAGE LIFE
(Excludes 3% Cash Equivalents)
--------------------------------------------------------------------------
0 - 3  years                        8%
3 - 5 years                         8%
5 - 10 years                       25%
Greater than 10 years              59%
--------------------------------------
                                  100%
--------------------------------------
Fund assets are invested
in instruments with a
range of maturities.

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

For more complete details about the Fund's investment portfolio, see page 10. A monthly Investment Portfolio Summary and quarterly Portfolio Holdings are available upon request.


                    5 -- SCUDDER EMERGING MARKETS INCOME FUND

                         Portfolio Management Discussion

Dear Shareholders,

During a period of economic uncertainty for emerging countries, Scudder Emerging Markets Income Fund pursued a conservative strategy, posting a 12.34% total return for its most recent fiscal year ended October 31, 1997. The J.P. Morgan Composite Emerging Markets Bond/Latin Eurobond Index returned 13.01% over the same time period. The Fund also closed its fiscal year with a 30-day net annualized yield of 8.31%.

                             Asian Currency Turmoil
                                   Spills Over

In July, Thailand, attempting to deal with a large current account deficit, devalued its currency. This event sparked pressure on currencies in several other Southeast Asia markets, including Malaysia, Indonesia, and the Philippines. The crisis proceeded to spread to large Asian economies such as Korea, Hong Kong, and Japan, where currency and property exposure in the banking systems began to worry investors. Having no holdings in emerging Asia, Scudder Emerging Markets Income Fund was well positioned to withstand the currency turmoil.

As the Asian crisis proceeded, concerns over countries posting significant current account deficits and overvalued currencies -- in combination with a general move toward global risk reduction by investors -- began to put pressure on other markets and countries. Brazil's currency soon came under pressure:
Heavy selling of the Brazilian real began in late October, and the country's central bank spent an estimated $8 billion in reserves to defend the currency. In addition, Brazil raised interest rates to an annual rate of 45% to encourage investors to hold the real. President Cardoso also renewed his efforts to push additional reforms through Congress, targeting tight fiscal policy and increased government revenues. The real held firm through this initial assault, relieving some pressure on other Latin American countries. The speed with which Brazil passed legislation aimed at reducing the fiscal deficit also served to calm investors and renew confidence locally.

                             A Conservative Strategy

Scudder Emerging Markets Income Fund had adopted a more conservative stance prior to the outbreak of the Asian turmoil and was thus well positioned as the yield differential (or "spread") between emerging market bonds and Treasury bonds of similar maturity widened from approximately 3.3 percentage points to 6 percentage points by the close of the period. This conservative strategy included reducing the Fund's average effective maturity, underweighting Brazil and Argentina, and overweighting Mexico, Panama, Peru, and Venezuela. We also reduced the Fund's local currency assets to approximately 6% by the close of the period.

During the most recent fiscal year, the Fund increased its position in Mexico through additional holdings of dollar-denominated debt. With strong credit fundamentals, we expect Mexico to outperform other emerging countries in the coming months and exhibit less volatility due to its strong ties with the U.S. and a relatively flexible currency regime that frees Mexico from having to dip into reserves to defend its currency. Inflation appears to be declining in


                    6 - Scudder Emerging Markets Income Fund

Mexico, and retail sales have been strong. Preliminary budget discussions also point towards a relatively low budget deficit for the coming fiscal year.

We took advantage of opportunities to add back substantial Panamanian sovereign bond holdings during the period based on our continued optimism concerning the country's economic outlook and improving relative value. In addition, Panama's economy is largely dollarized and thus is relatively isolated from currency-related volatility.

                                   Our Outlook

Emerging market bonds currently represent attractive relative value, especially in the context of the recent sell-off. As a comparison, yields on U.S. high yield bonds with an average credit rating of B were less than two percentage points higher than comparable maturity Treasuries at the close of the period. Emerging market bonds, which on average have a higher credit rating than the B-rated U.S. High Yield Index, yielded 6 percentage points more than Treasuries of similar maturity. That said, we do expect continued volatility, especially in light of the continued vulnerability of the Brazilian, Korean, and other currencies.

We will continue to pursue a cautious strategy, confining our focus to countries with strong credit fundamentals and banking systems, as well as limited current account deficits, flexible exchange rates, and positive capital flows. Several Latin American countries in particular have made great strides in structural reform and have already undergone adjustments to alleviate potential currency and current account pressures. We believe that investors worldwide will return


                    7 - Scudder Emerging Markets Income Fund to the market as those emerging countries with solid fundamentals and growing domestic economies once again begin to distinguish themselves.

Over the coming months, we will continue to search for opportunities to provide high current income and long-term capital appreciation to our shareholders. Thank you for investing in Scudder Emerging Markets Income Fund.

Sincerely,

Your Portfolio Management Team

/s/Susan E. Gray        /s/M. Isabel Saltzman

Susan E. Gray           M. Isabel Saltzman


                      Scudder Emerging Markets Income Fund:
                          A Team Approach to Investing

  Scudder Emerging Markets Income Fund is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders, and other investment specialists who work in Scudder's offices across the United States and abroad. Scudder believes its team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

  Lead Portfolio Manager Susan E. Gray assumed responsibility for the Fund's investment strategies and day-to-day management in 1996. Susan, who has over seven years of investment experience in emerging markets, joined the Fund's team in 1994 and has worked at Scudder since 1987. M. Isabel Saltzman, Portfolio Manager, assists with the development and execution of investment strategy. Isabel, who joined Scudder in 1990, has been involved in foreign finance and investing since 1979 and contributes special expertise in Latin America.

                    8 - Scudder Emerging Markets Income Fund

                          Glossary of Investment Terms

 BOND An interest-bearing security issued by a government or a corporation that obligates the issuer to pay the bondholder a specified amount of interest for a stated period -- usually a number of years -- and to repay the face amount of the bond at its maturity date.

 CAPITAL FLOWS               The movement of money from one country to another
                             in search of investment opportunities and to accommodate trade.

 COUPON The interest rate on a bond the issuer (in the case of sovereign emerging market bonds, a country) promises to pay to the holder of the bond until maturity, expressed as an annual percentage of face value. As an example, a bond with a 10% coupon will pay $100 of the $1,000 face amount each year.

 INFLATION                   An overall increase in the prices of goods and
                             services, as happens when business and consumer spending increases relative to the supply of goods available in the marketplace -- in other words, when too much money is chasing too few goods. High inflation has a negative impact on the prices of fixed-income securities.

 30-DAY SEC YIELD            The standard yield reference for bond funds based
                             on a formula prescribed by the SEC. This yield calculation reflects the 30-day average of the net annualized income earnings capability of every holding in a given fund's portfolio, assuming each is held to maturity.

 TOTAL RETURN                The most common yardstick to measure the
                             performance of a fund. Total return -- annualized or cumulative -- is based on share price changes plus income and capital gain distributions, if any, expressed as a percentage gain or loss in value.

 YIELD SPREAD                The difference in yield between various types of
                             bonds. An emerging market bond's yield is generally measured against the yield of a Treasury bond of similar maturity as a market yardstick. If yield spreads are "narrow," for example, it often means that emerging market bond yields have been declining, and prices rising, compared with Treasury bonds of similar maturity.


(Sources: Scudder; Barron's Dictionary of Finance and Investment Terms)

                    9 - Scudder Emerging Markets Income Fund

                   Investment Portfolio as of October 31, 1997

                                                                                              Principal              Market
                                                                                           Amount ($) (b)           Value ($)
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements 2.8%
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement with Donaldson, Lufkin & Jenrette dated 10/31/97 at 5.7%,
  to be repurchased at $8,010,803 on 11/3/97, collateralized by a $6,141,000                                       -----------
  U.S. Treasury Note, 10.75%, 8/15/05 (Cost $8,007,000) ........................               8,007,000             8,007,000
                                                                                                                   -----------

Short-Term Debt 4.8%
------------------------------------------------------------------------------------------------------------------------------
Chile 1.6%
Citibank Time Deposit linked to Chilean Peso, 9.5%, 11/24/97 ...................   CLP       806,722,705             1,913,066
Citibank Time Deposit linked to Chilean Peso, 10.7%, 4/2/98 ....................   CLP     1,140,700,000             2,704,350
                                                                                                                   -----------
                                                                                                                     4,617,416
                                                                                                                   -----------
Turkey 3.2%
J.P. Morgan & Co. Time Deposit linked to Turkish Lira, 79.5%, 12/30/97 .........   TRL 1,702,269,000,000             9,381,878
------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Debt (Cost $14,477,275)                                                                            13,999,294
------------------------------------------------------------------------------------------------------------------------------

Debt Obligations 92.4%
------------------------------------------------------------------------------------------------------------------------------
Argentina 11.5%
Argentine Republic, Bonos de Consolidacion de Deudas Previsionales Pre 2
  (BOCON), 5.65625%, 4/1/01 (c) ................................................              10,578,092             9,787,547
Argentine Republic, Floating Rate Bond, Series L, LIBOR plus .8125% (6.688%),
  3/31/05 (c) ..................................................................               3,600,000             3,127,500
Argentine Republic, Collateralized Par Bond, Series L, Step-up Coupon, 5.5%,
  3/31/23 (c) ..................................................................              29,500,000            20,244,375
                                                                                                                   -----------
                                                                                                                    33,159,422
                                                                                                                   -----------
Brazil 9.6%
Federative Republic of Brazil, Debt Conversion Bond, Series L, LIBOR plus .875%
  (6.75%), 4/15/12 .............................................................               2,000,000             1,395,000
Federative Republic of Brazil, Debt Conversion Bond, Series L, LIBOR plus .875%
  (6.75%), 4/15/12 (c) .........................................................              11,000,000             7,672,500
Federative Republic of Brazil, Collateralized Discount Bond, Floating Rate Bond,
  LIBOR plus .8125% (6.688%), 4/15/24 (c) ......................................              24,500,000            18,742,500
                                                                                                                   -----------
                                                                                                                    27,810,000
                                                                                                                   -----------
Bulgaria 9.5%
Republic of Bulgaria, Interest Arrears Bond, LIBOR plus .8125%
  (6.688%), 7/28/11 ............................................................              19,750,000            13,035,000
Republic of Bulgaria, Floating Rate Interest Reduction Bond, "A", Step-up
  Coupon, 2.25%, 7/28/12 .......................................................              13,500,000             7,290,000
Republic of Bulgaria, Collateralized Discount Bond, Tranche A, LIBOR
  plus .8125% (6.688%), 7/28/24 ................................................              10,250,000             7,072,500
                                                                                                                   -----------
                                                                                                                    27,397,500
                                                                                                                   -----------

    The accompanying notes are an integral part of the financial statements.


                   10 -- SCUDDER EMERGING MARKETS INCOME FUND

                                                                                              Principal              Market
                                                                                           Amount ($) (b)           Value ($)
------------------------------------------------------------------------------------------------------------------------------
Costa Rica 0.0%
Banco Central de Costa Rica Principal Bond, Series B, 6.25%, 5/21/15 ...........                 200,000               144,000
                                                                                                                   -----------
Ecuador 0.1%
Republic of Ecuador, Collateralized Global Par Bond, Step-up Coupon,
  3.5%, 2/28/25 ................................................................                 750,000                378,750
                                                                                                                   -----------
Jamaica 3.9%
Government of Jamaica, 9.625%, 7/2/02 ..........................................              12,000,000            11,220,000
                                                                                                                   -----------
Mexico 25.4%
AXA S.A. de C.V., 9%, 8/4/04 ...................................................               2,500,000             2,425,000
Petroleos Mexicanos, 9.5%, 9/15/27 .............................................              11,750,000            10,751,250
United Mexican States, Collateralized Par Bond, (Detachable Oil Priced
  Indexed Value Recovery Rights), 6.25%, Series A, 12/31/19 ....................               4,500,000             3,600,000
United Mexican States Collateralized Par Bond, (Detachable Oil Priced
  Indexed Value Recovery Rights), 6.25%, Series B, 12/31/19 ....................               9,000,000             7,200,000
United Mexican States, Collateralized Par Bond, (Detachable Oil Priced
  Indexed Value Recovery Rights), Series B, 6.25%, 12/31/19 ....................              10,250,000             8,200,000
United Mexican States, Collateralized Par Bond, (Detachable Oil Priced
  Indexed Value Recovery Rights), Series A, 6.25%, 12/31/19 ....................              45,000,000            36,000,000
United Mexican States, Global Bond, 11.5%, 5/15/26 .............................               4,750,000             5,165,626
                                                                                                                   -----------
                                                                                                                    73,341,876
                                                                                                                   -----------
Morocco 1.8%
Kingdom of Morocco, Restructuring and Consolidation Agreement, Tranche A,
  Floating Rate Bond, LIBOR plus .8125% (6.813%), 1/1/09 .......................               4,350,000             3,523,500
SNAP Limited, Morocco Repackaged Euro Note, Kingdom of Morocco, Morocco Loan
  Tranche A, 11.5%, 1/29/09 ....................................................    DEM        2,750,000             1,626,370
                                                                                                                   -----------
                                                                                                                     5,149,870
                                                                                                                   -----------
Panama 12.4%
Republic of Panama, Interest Reduction Bond, Step-up Coupon, 3.75%, 7/17/14 (c)               43,000,000            30,315,000
Republic of Panama, Past Due Interest Bond, LIBOR plus .8125% (6.688%), 4% with
  2.5% Interest Capitalization, 7/17/16 ........................................               5,423,579             3,954,362
Republic of Panama, 8.875%, 9/30/27 ............................................               1,835,000             1,559,750
                                                                                                                   -----------
                                                                                                                    35,829,112
                                                                                                                   -----------
Peru 3.2%
Republic of Peru Floating Rate Interest Reduction Bond, 3.25%, 3/7/17 ..........              15,250,000             7,625,000
Republic of Peru Past Due Interest Bond, 4%, 3/7/17 ............................               2,750,000             1,567,500
                                                                                                                   -----------
                                                                                                                     9,192,500
Russia 1.6%
Russian Federation Principal Loans (When issued), 12/15/20 (d) .................               7,750,000             4,630,625
                                                                                                                   -----------

    The accompanying notes are an integral part of the financial statements.


                   11 -- SCUDDER EMERGING MARKETS INCOME FUND

                                                                                              Principal              Market
                                                                                           Amount ($) (b)           Value ($)
------------------------------------------------------------------------------------------------------------------------------
South Africa 1.7%
Republic of South Africa, 12%, 2/28/05 .........................................    ZAR       26,213,000             4,792,239
                                                                                                                   -----------
Venezuela 11.7%
Republic of Venezuela, Collateralized Front Loaded Interest Reduction Bond,
  Series A, LIBOR plus .875% (6.75%), 3/31/07 ..................................               4,976,190             4,304,405
Republic of Venezuela, Collateralized Front Loaded Interest Reduction Bond,
  Series B, LIBOR plus .875% (6.75%), 3/31/07 (c) ..............................               4,071,429             3,521,786
Republic of Venezuela, Debt Conversion Bond, Floating Rate Bond, Series DL, LIBOR
  plus .8125%, (6.75%), 12/18/07 (c) ...........................................              21,750,000            18,868,125
Republic of Venezuela, Collateralized Discount Bond, Floating Rate Note,
  Series B, LIBOR plus .8125% (6.8125%), 3/31/20 ...............................               1,750,000             1,548,750
Republic of Venezuela, Discount Floating Rate Note, Series A, LIBOR plus .8125%
  (6.75%), 3/31/20 .............................................................                 500,000               442,500
Republic of Venezuela Global, 9.25%, 9/15/27 ...................................               6,283,000             5,246,305
                                                                                                                   -----------
                                                                                                                    33,931,871
------------------------------------------------------------------------------------------------------------------------------
Total Debt Obligations (Cost $284,398,089)                                                                         266,977,765
------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        Shares
------------------------------------------------------------------------------------------------------------------------------
Preferred Stocks 0.0%
------------------------------------------------------------------------------------------------------------------------------
Argentina                                                                                                          -----------
Nortel Inversora "A" (ADR) (Telecommunication services) (Cost $75,709) (e) .....                   7,805                99,280
                                                                                                                   -----------
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $306,958,073) (a)                                                       289,083,339
------------------------------------------------------------------------------------------------------------------------------

(a) The cost for federal income tax purposes was $308,499,006. At October 31, 1997, net unrealized depreciation for all securities based on tax cost was $19,415,667. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $1,876,247 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $21,291,914.

(b)   Principal amount is stated in U.S. dollars unless otherwise noted.

(c) At October 31, 1997, these securities, in whole or in part, have been segregated to cover when-issued securities.

(d)   When-issued or forward delivery securities.

(e) Securities valued in good faith by the Valuation Committee of the Board of Directors at fair value amounted to $99,280 (.03% of net assets) and have been noted in the investment portfolio as of October 31, 1997. Their values have been estimated by the Board of Directors in the absence of readily ascertainable market values. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The cost of these securities at October 31, 1997 aggregated $75,709.

      Currency Abbreviations
      CLP      Chilean Peso
      DEM      Deutsche Mark
      TRL      Turkish Lira
      ZAR      South African Rands

    The accompanying notes are an integral part of the financial statements.


                   12 -- SCUDDER EMERGING MARKETS INCOME FUND

                                          Financial Statements

                                  Statement of Assets and Liabilities
                                         as of October 31, 1997

Assets
----------------------------------------------------------------------------------------------------------------------------
                 Investments, at market (identified cost $306,958,073) ................     $ 289,083,339
                 Cash .................................................................               936
                 Receivable for investments sold ......................................        38,462,913
                 Receivable for when-issued and forward delivery securities ...........       139,229,819
                 Interest receivable ..................................................         5,361,480
                 Receivable for Fund shares sold ......................................           295,962
                 Deferred organization expenses .......................................            17,957
                 Unrealized appreciation on forward foreign currency exchange
                   contracts ..........................................................           106,286
                 Other assets .........................................................             4,703
                                                                                            ----------------
                 Total assets .........................................................       472,563,395
Liabilities
----------------------------------------------------------------------------------------------------------------------------
                 Payable for investments purchased ....................................         7,626,461
                 Payable for when-issued and forward delivery securities ..............       138,777,139
                 Payable for Fund shares redeemed .....................................         1,287,576
                 Unrealized depreciation on forward foreign currency exchange
                   contracts ..........................................................           608,778
                 Accrued management fee ...............................................           322,723
                 Other payables and accrued expenses ..................................           312,636
                                                                                            ----------------
                 Total liabilities ....................................................       148,935,313
                --------------------------------------------------------------------------------------------
                 Net assets, at market value                                                $ 323,628,082
                --------------------------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------------------------------------------------------
                 Net assets consist of:
                 Undistributed net investment income ..................................         1,595,671
                 Unrealized depreciation on:
                    Investments .......................................................       (17,874,734)
                    Foreign currency related transactions .............................          (563,638)
                 Accumulated net realized gain ........................................        39,692,157
                 Paid-in capital ......................................................       300,778,626
                --------------------------------------------------------------------------------------------
                 Net assets, at market value                                                $ 323,628,082
                --------------------------------------------------------------------------------------------
Net Asset Value
----------------------------------------------------------------------------------------------------------------------------
                 Net Asset Value, offering and redemption price per share
                   ($323,628,082 / 26,485,043 shares of capital stock outstanding,          ----------------
                   $.01 par value, 100,000,000  shares authorized) ....................            $12.22
                                                                                            ----------------

    The accompanying notes are an integral part of the financial statements.


                   13 -- SCUDDER EMERGING MARKETS INCOME FUND

                                        Statement of Operations
                                      year ended October 31, 1997

Investment Income
------------------------------------------------------------------------------------------------------------------------------
                 Interest .............................................................     $  33,888,113
                 Dividends ............................................................             5,572
                                                                                            -----------------
 ......................................................................................        33,893,685
                 Expenses:
                 Management fee .......................................................         3,563,175
                 Services to shareholders .............................................           919,850
                 Directors' fees and expenses .........................................            50,106
                 Custodian and accounting fees ........................................           461,155
                 Auditing .............................................................            82,410
                 Reports to shareholders ..............................................           103,690
                 Legal ................................................................            23,670
                 Registration fees ....................................................            32,242
                 Amortization of organization expense .................................            15,309
                 Other ................................................................            43,924
                                                                                            -----------------
                                                                                                5,295,531
                ---------------------------------------------------------------------------------------------
                 Net investment income                                                         28,598,154
                ---------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investment transactions
------------------------------------------------------------------------------------------------------------------------------
                 Net realized gain (loss) from:
                 Investments ..........................................................        40,227,622
                 Foreign currency related transactions ................................          (735,683)
                                                                                            -----------------
                                                                                               39,491,939
                 Net unrealized depreciation during the period on:
                 Investments ..........................................................       (31,603,230)
                 Foreign currency related transactions ................................          (396,696)
                                                                                            -----------------
                                                                                              (31,999,926)
                ---------------------------------------------------------------------------------------------
                 Net gain on investment transactions                                            7,492,013
                ---------------------------------------------------------------------------------------------

                ---------------------------------------------------------------------------------------------
                 Net increase in net assets resulting from operations                       $  36,090,167
                ---------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                   14 -- SCUDDER EMERGING MARKETS INCOME FUND

                                  Statements of Changes in Net Assets


                                                                                   Years Ended October 31,
Increase (Decrease) in Net Assets                                                   1997            1996
------------------------------------------------------------------------------------------------------------------------------
                 Operations:
                 Net investment income .......................................  $ 28,598,154    $ 24,405,811
                 Net realized gain (loss) from investment transactions .......    39,491,939      35,677,374
                 Net unrealized appreciation (depreciation) on investment
                    transactions during the period ...........................   (31,999,926)     15,111,903
                                                                                --------------  --------------
                 Net increase in net assets resulting from operations ........    36,090,167      75,195,088
                                                                                --------------  --------------
                 Distributions to shareholders from:
                 Net investment income .......................................   (29,393,701)    (23,976,386)
                                                                                --------------  --------------
                 Net realized gains ..........................................   (27,924,210)              --
                                                                                --------------  --------------
                 Fund share transactions:
                 Proceeds from shares sold ...................................   316,479,213     265,528,712
                 Net asset value of shares issued to shareholders in
                    reinvestment of distributions ............................    49,926,221      20,013,011
                 Cost of shares redeemed .....................................  (326,157,592)   (201,555,242)
                                                                                --------------  --------------
                 Net increase in net assets from Fund share transactions .....    40,247,842      83,986,481
                                                                                --------------  --------------
                 Increase in net assets ......................................    19,020,098     135,205,183
                 Net assets at beginning of period ...........................   304,607,984     169,402,801
                 Net assets at end of period (including undistributed net
                    investment income of $1,595,671 and $226,767,               --------------  --------------
                    respectively) ............................................  $323,628,082    $304,607,984
                                                                                --------------  --------------
Other Information
------------------------------------------------------------------------------------------------------------------------------
                 Increase (decrease) in Fund shares
                 Shares outstanding at beginning of period ...................    23,465,219      16,511,433
                                                                                --------------  --------------
                 Shares sold .................................................    24,276,198      22,121,034
                 Shares issued to shareholders in reinvestment of
                    distributions ............................................     3,969,587       1,684,014
                 Shares redeemed .............................................   (25,225,961)    (16,851,262)
                                                                                --------------  --------------
                 Net increase in Fund shares .................................     3,019,824       6,953,786
                                                                                --------------  --------------
                 Shares outstanding at end of period .........................    26,485,043      23,465,219
                                                                                --------------  --------------

    The accompanying notes are an integral part of the financial statements.


                   15 -- SCUDDER EMERGING MARKETS INCOME FUND

                              Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                              For the Period
                                                                                               December 31,
                                                                                                   1993
                                                                                              (commencement
                                                                                            of operations) to
                                                                  Years Ended October 31,       October 31,
                                                               1997 (a)  1996 (a)     1995         1994
-------------------------------------------------------------------------------------------------------------
                                                               ----------------------------------------------
Net asset value, beginning of period .........................  $12.98   $10.26      $11.05       $12.00
                                                               ----------------------------------------------
Income from investment operations:
Net investment income ........................................    1.06     1.20        1.14         0.60
Net realized and unrealized gain (loss) on
   investments ...............................................     .46     2.71        (.82)       (1.04)
                                                               ----------------------------------------------
Total from investment operations .............................    1.52     3.91         .32         (.44)
                                                               ----------------------------------------------
Less distributions from:
   Net investment income .....................................   (1.10)   (1.19)      (1.11)        (.51)
   Net realized gain on investment transactions ..............   (1.18)      --          --           --
                                                               ----------------------------------------------
Total distributions ..........................................   (2.28)   (1.19)      (1.11)        (.51)
                                                               ----------------------------------------------

                                                               ----------------------------------------------
Net asset value, end of period ...............................  $12.22   $12.98      $10.26       $11.05
-------------------------------------------------------------------------------------------------------------
Total Return (%) (b) .........................................   12.34    39.78        3.46        (3.54)**
Ratios and Supplemental Data
Net assets, end of period ($ millions) .......................     324      305         169           95
Ratio of operating expenses, net to average daily
   net assets (%) ............................................    1.49     1.44        1.50         1.50*
Ratio of operating expense before expense
   reductions, to average daily net assets (%) ...............    1.49     1.45        1.68         2.23*
Ratio of net investment income to average daily
   net assets (%) ............................................    8.03    10.05       12.83         9.17*
Portfolio turnover rate (%) ..................................   409.5    430.0(c)    302.2        180.6*

(a) Based on monthly average shares outstanding during the period.
(b) Total returns are higher due to maintenance of Fund expenses.
(c) Economic and market conditions necessitated more active trading, resulting in a higher portfolio turnover rate.
*   Annualized
**  Not annualized


                   16 -- SCUDDER EMERGING MARKETS INCOME FUND

                          Notes to Financial Statements

                       A. Significant Accounting Policies

Scudder Emerging Markets Income Fund (the "Fund") is a non-diversified series of Scudder Global Fund, Inc., a Maryland corporation registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio debt securities with original maturities greater than sixty days are valued by pricing agents approved by the Officers of the Fund, which quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Money market investments having an original maturity of sixty days or less are valued at amortized cost. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Directors.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value, depending on the maturity of the repurchase agreement, is equal to at least 100.5% of the repurchase price.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the daily rates of exchange, and

(ii) purchases and sales of investment securities, interest income and certain expenses at the daily rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency, and gains and losses between the accrual and payment dates on interest and foreign withholding taxes.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. During the period, the Fund utilized forward contracts as a hedge in connection with portfolio purchases and sales of securities denominated in foreign currencies and as a hedge against changes in exchange rates relating to foreign currency denominated assets.

Forward contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. Forward contracts having the same settlement date and broker are offset and any gain
(loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the


                   17 -- SCUDDER EMERGING MARKETS INCOME FUND difference between the value of the forward contract to buy and the forward contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

When-issued and Forward Delivery Securities. The Fund may purchase securities on a when-issued or forward delivery basis, for payment and delivery at a later date. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later time.

At the time the Fund makes the commitment to purchase a security on a when-issued basis or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price. The Fund will establish a segregated account in which it will maintain cash and/or liquid debt securities equal in value to commitments for when-issued or forward delivery securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes, and no federal income tax provision was required.

Distribution of Income and Gains. Distributions of net investment income are made quarterly. During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences relate primarily to foreign denominated investments and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The Fund uses the specific identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Organization Costs. Costs incurred by the Fund in connection with its organization and initial registration of shares have been deferred and are being amortized on a straight-line basis over a five-year period.

Other. Investment security transactions are accounted for on a trade date basis. Distributions of net realized gains to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. All discounts are amortized/accreted for both tax and financial reporting purposes.


                   18 -- SCUDDER EMERGING MARKETS INCOME FUND

                      B. Purchases and Sales of Securities

For the year ended October 31, 1997, purchases and sales (including maturities) of investment securities (excluding short-term investments) aggregated $1,241,332,306 and $1,257,588,346, respectively.

                               C. Related Parties

Under the Investment Management Agreement (the "Agreement") with Scudder, Stevens & Clark, Inc. (the "Adviser"), the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and restrictions. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Agreement. The management fee payable under the Agreement is equal to an annual rate of 1.00% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended October 31, 1997, the fee pursuant to the Management Agreement amounted to $3,563,175, of which $322,723 is unpaid at October 31, 1997.

On June 26, 1997, the Adviser entered into an agreement with The Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, pursuant to which Zurich will acquire a majority interest in the Adviser, and the Adviser will form a new global investment organization by combining with Zurich's subsidiary, Zurich Kemper Investments, Inc. and change its name to Scudder Kemper Investments, Inc. Subject to the receipt of the required regulatory and shareholder approvals, the transaction is expected to close by the end of the fourth quarter of 1997.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend paying and shareholder service agent for the Fund. For the year ended October 31, 1997, the amount charged to the Fund by SSC aggregated $606,320, of which $52,262 is unpaid at October 31, 1997.

Scudder Trust Company ("STC"), a subsidiary of the Adviser, provides recordkeeping and other services in connection with certain retirement and employee benefit plans invested in the Fund. For the year ended October 31, 1997, the amount charged to the Fund by STC aggregated $33,703, of which $3,039 is unpaid at October 31, 1997.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. For the year ended October 31, 1997, the amount charged to the Fund by SFAC aggregated $258,022, of which $42,235 is unpaid at October 31, 1997.

The Fund is one of several Scudder Funds (the "Underlying Funds") in which the Scudder Pathway Series Portfolios (the "Portfolios") invest. In accordance with the Special Servicing Agreement entered into by the Adviser, the Portfolios, the Underlying Funds, SSC, SFAC, STC, and Scudder Investor Services, Inc., expenses from the operation of the Portfolios are borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by the Portfolios. No Underlying Funds will be charged expenses that exceed the estimated savings to each respective Underlying Fund. These estimated savings result from the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Funds. At October 31, 1997, the Special Servicing Agreement expense charged to the Fund amounted to $93,146.

The Fund pays each Director not affiliated with the Adviser $4,000 annually, plus specified amounts for attended board and committee meetings. For the year ended October 31, 1997, Directors' fees and expenses aggregated $50,106.


                   19 -- SCUDDER EMERGING MARKETS INCOME FUND

                                 D. Credit Risk

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

                                 E. Commitments

As of October 31, 1997, the Fund had entered into the following forward currency exchange contracts resulting in net unrealized depreciation of $502,492.

                                                                          Net Unrealized
                                                                           Appreciation
                                                                          (Depreciation)
   Contracts to Deliver       In Exchange For        Settlement Date         (U.S.$)
  -----------------------  -----------------------  -------------------  -----------------
  USD         13,775,000   DEM         23,844,525        11/17/97              60,791
  ZAR         14,547,173   USD          3,065,790        11/6/97               45,495
  DEM         27,678,465   USD         15,592,271        11/17/97            (468,164)
  DEM          2,758,718   USD          1,554,085        11/17/97             (46,662)
  DEM          8,584,898   USD          4,900,000        12/30/97             (93,952)
                                                                         -------------
                                                                             (502,492)
                                                                         =============

                               F. Lines of Credit

The Fund and several affiliated Funds (the "Participants") share in a $500 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 25 percent of its net assets under the agreement. In addition, the Fund also maintains an uncommitted line of credit.


                   20 -- SCUDDER EMERGING MARKETS INCOME FUND

                        Report of Independent Accountants

To the Board of Directors of Scudder Emerging Markets Income Fund, Inc. and to the Shareholders of Scudder Emerging Markets Income Fund:

We have audited the accompanying statement of assets and liabilities of Scudder Emerging Markets Income Fund including the investment portfolio, as of October 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period December 31, 1993 (commencement of operations) to October 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder Emerging Markets Income Fund as of October 31, 1997, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period December 31, 1993 (commencement of operations) to October 31, 1994 in conformity with generally accepted accounting principles.


Boston, Massachusetts                               COOPERS & LYBRAND L.L.P.
December 19, 1997


                   21 -- SCUDDER EMERGING MARKETS INCOME FUND

                                 Tax Information

The Fund paid distributions of $0.06 per share from net long-term capital gains during its year ended October 31, 1997. Pursuant to section 852 of the Internal Revenue Code, the Fund designates $716,250 as capital gain dividends for the year ended October 31, 1997.


                             Officers and Directors

Daniel Pierce*
Chairman of the Board, Director and Vice President

Nicholas Bratt*
President

Paul Bancroft III
Director; Venture Capitalist and Consultant

Sheryle J. Bolton
Director; Chief Executive Officer, Scientific Learning Corporation

William T. Burgin
Director; General Partner, Bessemer Venture Partners

Thomas J. Devine
Director; Consultant

William H. Gleysteen, Jr.
Director; Consultant; Guest Scholar, Brookings Institute

William H. Luers
Director; President, The Metropolitan Museum of Art

Kathryn L. Quirk*
Director, Vice President and Assistant Secretary

Robert W. Lear
Honorary Director; Executive-in-Residence, Visiting Professor, Columbia University Graduate School of Business

Robert G. Stone, Jr.
Honorary Director; Chairman Emeritus and Director, Kirby Corporation

Susan E. Gray*
Vice President

Jerard K. Hartman*
Vice President

Gary P. Johnson*
Vice President

Thomas W. Joseph*
Vice President

Gerald J. Moran*
Vice President

M. Isabel Saltzman*
Vice President

David S. Lee*
Vice President and Assistant Treasurer

Thomas F. McDonough*
Vice President and Secretary

Pamela A. McGrath*
Vice President and Treasurer

Edward J. O'Connell*
Vice President and Assistant Treasurer


                         *Scudder, Stevens & Clark, Inc.


                   22 -- SCUDDER EMERGING MARKETS INCOME FUND

                                 Tax Information

The Fund paid distributions of $0.06 per share from net long-term capital gains during its year ended October 31, 1997. Pursuant to section 852 of the Internal Revenue Code, the Fund designates $716,250 as capital gain dividends for the year ended October 31, 1997.



                             Officers and Directors

Daniel Pierce*
Chairman of the Board, Director
and Vice President

Nicholas Bratt*
President

Paul Bancroft III
Director; Venture Capitalist and
Consultant

Sheryle J. Bolton
Director; Chief Executive
Officer, Scientific Learning
Corporation

William T. Burgin
Director; General Partner,
Bessemer Venture Partners

Thomas J. Devine
Director; Consultant

William H. Gleysteen, Jr.
Director; Consultant; Guest
Scholar, Brookings Institute

William H. Luers
Director; President, The
Metropolitan Museum of Art

Kathryn L. Quirk*
Director, Vice President and
Assistant Secretary

Robert W. Lear
Honorary Director;
Executive-in-Residence, Visiting
Professor, Columbia University
Graduate School of Business

Robert G. Stone, Jr.
Honorary Director; Chairman
Emeritus and Director, Kirby
Corporation

Susan E. Gray*
Vice President

Jerard K. Hartman*
Vice President

Gary P. Johnson*
Vice President

Thomas W. Joseph*
Vice President

Gerald J. Moran*
Vice President

M. Isabel Saltzman*
Vice President

David S. Lee*
Vice President and Assistant
Treasurer

Thomas F. McDonough*
Vice President and Secretary

Pamela A. McGrath*
Vice President and Treasurer

Edward J. O'Connell*
Vice President and Assistant
Treasurer


                         *Scudder, Stevens & Clark, Inc.


                    22 - Scudder Emerging Markets Income Fund

                           Stockholder Meeting Results

A Special Meeting of Stockholders (the "Meeting") of Scudder Emerging Markets Income Fund (the "Fund") was held on October 27, 1997, at the offices of Scudder, Stevens & Clark, Inc., 25th Floor, 345 Park Avenue (at 51st Street), New York, New York 10154. At the Meeting, as adjourned and reconvened, the following matters were voted upon by the stockholders (the resulting votes for each matter are presented below.) With regard to certain proposals, it was recommended that the Meeting be reconvened in order to provide stockholders with an additional opportunity to return their proxies. The date of the reconvened meeting at which the matters were decided is noted after the proposed matter.

1.    To elect Directors.
                                                      Number of Votes:
                                                      ----------------

                    Director                   For                   Withheld
                    --------                   ---                   --------

       Paul Bancroft III                    15,187,359               556,275

       Sheryle J. Bolton                    15,196,206               547,428

       William T. Burgin                    15,194,729               548,905

       Thomas J. Devine                     15,184,869               558,765

       Keith R. Fox                         15,196,072               547,562

       William H. Gleysteen, Jr.            15,181,641               561,993

       William H. Luers                     15,195,388               548,246

       Daniel Pierce                        15,187,144               556,490

       Kathryn L. Quirk                     15,178,045               565,589

2. To approve the new Investment Management Agreement between the Fund and Scudder Kemper Investments, Inc.

                                Number of Votes:
                                ----------------

          For            Against         Abstain        Broker Non-Votes*
          ---            -------         -------        -----------------

       14,778,702        597,149         367,783            1,615,312


3. To approve the Board's discretionary authority to convert the Fund to a master/feeder fund structure through a sale or transfer of assets or otherwise. (Approved on December 2, 1997.)


                                Number of Votes:
                                ----------------

          For            Against         Abstain       Broker Non-Votes*
          ---            -------         -------       -----------------

       14,373,422       1,270,547        605,086           1,338,396


                    23 - Scudder Emerging Markets Income Fund

4. To approve the revision of certain fundamental investment policies.


                                                                         Number of Votes:
                                                                         ----------------

          Fundamental Policies                   For               Against              Abstain        Broker Non-Votes*
          --------------------                   ---               -------              -------        -----------------

       4.1  Diversification                  12,717,114            806,588              604,620            1,615,312

       4.2  Borrowing                        12,465,778           1,049,976             612,568            1,615,312

       4.3  Senior securities                12,560,524            954,444              613,354            1,615,312

       4.4  Purchase of physical             12,544,496            975,249              608,577            1,615,312
            commodities

       4.5  Concentration                    12,675,222            853,949              599,151            1,615,312

       4.6  Underwriting of securities       12,654,763            875,666              597,893            1,615,312

       4.7  Investment in real estate        12,709,894            720,515              697,913            1,615,312

       4.8  Lending                          12,650,114            768,864              709,344            1,615,312


5. To ratify the selection of Coopers & Lybrand L.L.P. as the Fund's independent accountants.


                                Number of Votes:
                                ----------------

           For                      Against                    Abstain
           ---                      -------                    -------

        15,063,361                  224,355                    455,918


* Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

                    24 - Scudder Emerging Markets Income Fund

                        Investment Products and Services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series --
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series --
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Growth and Income Fund
    Scudder International Fund
    Scudder Global Discovery Fund
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Retirement Programs
-------------------
  IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan**+++ +++
    (a variable annuity)

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  The Latin America Dollar Income Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.
  Scudder World Income Opportunities
    Fund, Inc.

     For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges.

                    25 - Scudder Emerging Markets Income Fund

                                Scudder Solutions


Convenient ways to invest, quickly and reliably:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Investment Plan                                    QuickBuy

          A convenient investment program in which you designate       Lets you purchase Scudder fund shares
          the purchase details and the bank account, and money is      electronically, avoiding potential mailing delays;
          electronically debited from that account monthly to          designate a bank account and the transaction
          regularly purchase fund shares and "dollar cost average"     details, and money for each of your transactions is
          -- buy more shares when the fund's price is lower and        electronically debited from that account.
          fewer when it's higher, which can reduce your average
          purchase price over time.

          Automatic Dividend Transfer                                  Payroll Deduction and Direct Deposit

          The most timely, reliable, and convenient way to             Have all or part of your paycheck -- even government
          purchase shares -- use distributions from one Scudder        checks -- invested in up to four Scudder funds at
          fund to purchase shares in another, automatically            one time.
          (accounts with identical registrations or the same
          social security or tax identification number).

          Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets.
          Investors should consider their ability to continue such a plan through periods of low price levels.

Around-the-clock electronic account service and information, including some transactions:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Automated Information Line: SAIL(TM) --              Scudder's Web Site -- http://funds.scudder.com
          1-800-343-2890
                                                                       Scudder Electronic Account Services: Offering
          Personalized account information, the ability to             account information and transactions, interactive
          exchange or redeem shares, and information on other          worksheets, prospectuses and applications for all
          Scudder funds and services via touchtone telephone.          Scudder funds, plus your current asset allocation,
                                                                       whenever you need them. Scudder's Site also
                                                                       provides news about Scudder funds, retirement
                                                                       planning information, and more.

Retirees and those who depend on investment proceeds for living expenses can enjoy these convenient, timely, and reliable automated withdrawal programs:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Withdrawal Plan                                    QuickSell

          You designate the bank account, determine the schedule       Provides speedy access to your money by
          (as frequently as once a month) and amount of the            electronically crediting your redemption proceeds
          redemptions, and Scudder does the rest.                      to the bank account you designate.

          DistributionsDirect

          Automatically deposits your fund distributions into the bank account you designate within three business days after each distribution is paid.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------

                    26 - Scudder Emerging Markets Income Fund


Mutual Funds and More -- Brokerage and Guidance Services:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Brokerage Services                             Scudder Portfolio Builder

          Offers you access to a world of investments,           A free service designed to help suggest ways investors like
          including stocks, corporate bonds, Treasuries, plus    you can diversify your portfolio among domestic and global,
          over 6,000 mutual funds from at least 150 mutual       as well as equity, fixed-income, and money market funds,
          fund companies. And Scudder Fund Folio(SM) provides    using Scudder funds.
          investors with access to a marketplace of more than
          500 no-load funds from well-known companies--with no   Personal Counsel from Scudder(SM)
          transaction fees or commissions. Scudder
          shareholders can take advantage of a Scudder           Developed for investors who prefer the benefits of no-load
          Brokerage account already reserved for them, with      Scudder funds but want ongoing professional assistance in
          no minimum investment. For information about           managing a portfolio. Personal Counsel(SM) is a highly
          Scudder Brokerage Services, call 1-800-700-0820.       customized, fee-based asset management service for
                                                                 individuals investing $100,000 or more.


          Fund Folio funds held less than six months will be charged a fee for redemptions. You can buy shares directly from the fund itself or its principal underwriter or distributor without paying this fee. Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061.
          Member SIPC.

          Personal Counsel From Scudder(SM) and Personal Counsel(SM) are service marks of and represent a program offered by Scudder Investor Services, Inc., Adviser.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------
Additional Information on How to Contact Scudder:
------------------------------------------------------------------------------------------------------------------------------
          For existing account services and transactions         Please address all written correspondence to
          Scudder Investor Relations -- 1-800-225-5163           The Scudder Funds
                                                                 P.O. Box 2291
          For establishing 401(k) and 403(b) plans               Boston, Massachusetts
          Scudder Defined Contribution Services --               02107-2291
          1-800-323-6105
                                                                 Or Stop by a Scudder Investor Center

          For information about The Scudder Funds, including     Many shareholders enjoy the personal, one-on-one service of
          additional applications and prospectuses, or for       the Scudder Investor Centers. Check for an Investor Center near
          answers to investment questions                        you -- they can be found in the following cities:

          Scudder Investor Relations -- 1-800-225-2470           Boca Raton            Chicago           San Francisco
                   Investor.Relations@scudder.com                Boston                New York

------------------------------------------------------------------------------------------------------------------------------
          New From Scudder: Scudder International Growth and Income Fund

          Scudder International Growth and Income Fund takes a yield-oriented approach to investing in international equities. The
          Fund seeks to provide long-term growth of capital plus current income. Investors who desire international exposure but who wish to take a more conservative approach may appreciate the Fund's emphasis on the dividend paying stocks of well-established companies outside the United States.
------------------------------------------------------------------------------------------------------------------------------
          The share price of Scudder International Growth and Income Fund will fluctuate. International investing involves special risks including currency fluctuation and political instability. Contact Scudder Investor Services, Inc., Distributor,
          for a prospectus which contains more complete information, including management fees and other expenses. Please read it carefully before you invest or send money.


                    27 - Scudder Emerging Markets Income Fund

Celebrating Over 75 Years of Serving Investors

Established in 1919 by Theodore Scudder, Sidney Stevens, and F. Haven Clark, Scudder, Stevens & Clark was the first independent investment counsel firm in the United States. Since its birth, Scudder's pioneering spirit and commitment to professional long-term investment management have helped shape the investment industry. In 1928, we introduced the nation's first no-load mutual fund. Today we offer over 40 pure no load(TM) funds, including the first international mutual fund offered to U.S. investors.

Over the years, Scudder's global investment perspective and dedication to research and fundamental investment disciplines have helped us become one of the largest and most respected investment managers in the world. Though times have changed since our beginnings, we remain committed to our long-standing principles: managing money with integrity and distinction; keeping the interests of our clients first; providing access to investments and markets that may not be easily available to individuals; and making investing as simple and convenient as possible through friendly, comprehensive service.



This information must be preceded or accompanied by a current prospectus.


Portfolio changes should not be considered recommendations for action by individual investors.

SCUDDER

[LOGO]

Scudder
Global Bond
Fund

Annual Report
October 31, 1997

Pure No-Load(TM) Funds

A fund which seeks total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. Capital appreciation is a secondary objective.

A pure no-load(TM) fund with no commissions to buy, sell, or exchange shares.

SCUDDER                    (logo)

                                    In Brief



o Scudder Global Bond Fund provided a 0.66% total return for the 12-month period ended October 31, 1997, reflecting a challenging environment for U.S. investors in foreign fixed-income securities.


o A strongly rising U.S. dollar dominated the global currency markets for most of the year, diminishing returns for U.S. investors in foreign markets. The Fund increased its dollar exposure during the period.


o Several countries in Southeast Asia devalued their currencies late in the period. The effect was generally negative for emerging market bonds as a whole.


                                Table of Contents

   3  Letter from the Fund's Chairman     18  Financial Highlights
   4  Performance Update                  19  Notes to Financial Statements
   5  Portfolio Summary                   25  Report of Independent Accountants
   6  Portfolio Management Discussion     26  Shareholder Meeting Results
  10  Glossary of Investment Terms        28  Officers and Directors
  11  Investment Portfolio                29  Investment Products and Services
  15  Financial Statements                30  Scudder Solutions

                          2 - Scudder Global Bond Fund

                         Letter from the Fund's Chairman

Dear Shareholders,

     We are pleased to present the annual report for Scudder Global Bond Fund for the year ended October 31, 1997. The 12-month period presented a number of hurdles for U.S. investors in overseas fixed-income securities, including fluctuating U.S. interest rates, a stronger U.S. dollar, and heightened volatility in the emerging markets.

     The world's bond markets have become increasingly challenging for U.S. investors, with markets now more closely aligned in terms of the yields they offer, their appreciation potential and risk, and the way in which they respond to events in other parts of the world. Through rigorous fundamental research, Scudder Global Bond Fund diversifies portfolio assets among developed and developing markets, seeking total return with an emphasis on current income while also actively managing the portfolio's currency and interest-rate exposure.

     We would like to take this opportunity to introduce a newcomer to Scudder's mutual fund lineup: Scudder International Growth and Income Fund. The Fund employs a yield-oriented approach to international investing and seeks to provide long-term growth of capital plus current income. Investors who desire international equity exposure but who wish to take a more conservative approach may appreciate the Fund's emphasis on the dividend paying stocks of well-established companies outside the United States. For a complete listing of Scudder's mutual fund offerings, see page 29.

     Thank you for your continued investment in Scudder Global Bond Fund. We believe the Fund remains an appropriate vehicle for investors seeking exposure to the opportunities for income and capital appreciation to be found in the world's fixed-income markets. If you have questions about your account, please call our Investor Relations representatives at 1-800-225-2470; they will be happy to assist you. You can also obtain information by visiting our Internet web site at http://funds.scudder.com.

     Sincerely,

     /s/Daniel Pierce

     Daniel Pierce
     Chairman
     Scudder Global Bond Fund


                          3 - Scudder Global Bond Fund

PERFORMANCE UPDATE as of October 31, 1997
----------------------------------------------------------------
FUND INDEX COMPARISONS
----------------------------------------------------------------

                            Total Return
Period           Growth    --------------
Ended              of                Average
10/31/97        $10,000   Cumulative  Annual
--------------------------------------------
SCUDDER EMERGING MARKETS GROWTH FUND
TICKER SYMBOL:     SSTGX
--------------------------------------------
1 Year          $ 10,066     0.66%     0.66%
5 Year          $ 11,792    17.92%     3.35%
Life of Fund*   $ 13,560    35.60%     4.67%
--------------------------------------------
SALOMON BROTHERS WORLD GOVERNMENT BOND INDEX
--------------------------------------------
1 Year          $ 10,262     2.62%     2.62%
5 Year          $ 14,456    44.56%     7.65%
Life of Fund*   $ 18,061    80.61%     9.38%
--------------------------------------------
*The Fund commenced operations on March 1, 1991.
 Index comparisons begin March 31, 1991.

----------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT
----------------------------------------------------------------
A chart in the form of a line graph appears here, illustrating the Growth of a $10,000 Investment.
The data points from the graph are as follows:

YEARLY PERIODS ENDED OCTOBER 31

SALOMON BROTHERS WORLD
GOVERNMENT BOND INDEX
Year            Amount
----------------------
3/91*          $10,000
'91            $10,970
'92            $12,493
'93            $13,992
'94            $14,498
'95            $16,704
'96            $17,600
'97            $18,061

SCUDDER GLOBAL BOND FUND
Year            Amount
----------------------
3/91*          $10,000
'91            $10,653
'92            $11,487
'93            $12,307
'94            $12,277
'95            $12,944
'96            $13,458
'97            $13,546

SALOMON BROTHERS CURRENCY-
HEDGED WORLD GOVERNMENT
BOND INDEX (1-3 YEARS)**
Year            Amount
----------------------
3/91*          $10,000
'91            $10,075
'92            $10,896
'93            $11,702
'94            $12,058
'95            $12,748
12/95          $13,625

The unmanaged Salomon Brothers World Government Bond Index consists of worldwide fixed-rate government bonds with remaining maturities greater than one year. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.

----------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION
----------------------------------------------------------------

A chart in the form of a bar graph appears here, illustrating the Fund Total Return (%) and Index Total
Return (%) with the exact data points listed in the table below.

                              1991*   1992    1993    1994    1995   ||  1996    1997
NET ASSET VALUE...........   $12.01  $11.84  $11.68  $10.78  $10.53  || $10.25  $ 9.71
INCOME DIVIDENDS..........   $  .76  $ 1.08  $  .95  $  .87  $  .80  || $  .67  $  .59
CAPITAL GAINS                                                        ||
DISTRIBUTIONS.............   $   --  $   --  $  .02  $   --  $   --  || $   --  $   --
FUND TOTAL RETURN (%)**...     6.65    7.83    7.14    -.25    5.43  ||   3.97     .66
INDEX TOTAL RETURN (%)....     5.56    7.56    6.08    1.87    9.68  ||   5.36    2.62

On December 27, 1995, the Fund adopted its current name and objectives.
Prior to that date, the Fund was known as the Scudder Short Term Global Income Fund and its investment objective was to provide high current income through short-term instruments. Since adopting its current objectives, the cumulative return is 3.13.

** Prior to December 27, 1995, the Salomon Brothers Currency-Hedged World Government Bond Index (1-3 years) was used as a comparative index.

All performance is historical, assumes reinvestment of all dividends and capital gains and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. If the Adviser had not maintained expenses, the total returns for the Fund for the one year, five year, and life of Fund periods would have been lower.


                          4 - Scudder Global Bond Fund

PORTFOLIO SUMMARY as of October 31, 1997
---------------------------------------------------------------------------
GEOGRAPHICAL EXPOSURE
---------------------------------------------------------------------------
U.S.                          22.7%
Italy                         11.5%
Germany                        6.9%
U.K.                           6.6%
Spain                          6.3%
Ireland                        5.8%
France                         5.4%
Australia                      4.3%
Norway                         4.1%
Supranational                  3.9%
Japan                          3.6%
Canada                         3.2%
Denmark                        1.8%
Venezuela                      1.8%
Sweden                         1.7%
Egypt                          1.6%
South Africa                   1.3%
New Zealand                    1.2%
Panama                         1.2%
Morocco                        1.2%
Poland                         1.1%
Hungary                        1.1%
Other                          1.7%
------------------------------------
                               100%
------------------------------------
The Fund has broad exposure to
more than 20 overseas bond markets
in addition to the U.S.

--------------------------------------------------------------------------
INTEREST RATE EXPOSURE
--------------------------------------------------------------------------
U.S.                          23.9%
Italy                         11.4%
Japan                          8.5%
New Zealand                    7.0%
Germany                        6.9%
Ireland                        5.8%
France                         5.4%
U.K.                           5.4%
Spain                          4.2%
Australia                      4.2%
Norway                         4.1%
Denmark                        1.8%
Sweden                         1.7%
Canada                         1.6%
Egypt                          1.6%
South Africa                   1.3%
Morocco                        1.2%
Hungary                        1.1%
Poland                         1.1%
Indonesia                      1.0%
Other                          0.8%
------------------------------------
                               100%
------------------------------------
The Fund has taken a cautious
approach to interest rate risk.

--------------------------------------------------------------------------
CURRENCY EXPOSURE (a)
--------------------------------------------------------------------------
Australia                      0.4%
Canada                         1.7%
Denmark                        1.9%
Egypt                          1.6%
France                         5.5%
Germany                        5.8%
Hungary                        1.3%
Ireland                        5.9%
Italy                          9.7%
Japan                          9.1%
Mexico                         0.9%
Morocco                        1.2%
New Zealand                    3.6%
Norway                         4.1%
Poland                         1.1%
South Africa                   1.3%
Spain                          4.2%
Sweden                         0.7%
Switzerland                  -13.7%
U.K.                           5.4%
U.S.                          48.3%
------------------------------------
                               100%
------------------------------------
Exposure to the U.S. Dollar has
continued to increase, given the
strength of the domestic economy.

(a) Currency exposure after taking into account the effects of foreign currency options, futures, and forward contracts.

For more complete details about the Fund's investment portfolio, see page 11. A monthly Investment Portfolio Summary and quarterly Portfolio Holdings are available upon request.


                          5 - Scudder Global Bond Fund

                         Portfolio Management Discussion

The following interview with Gary Johnson, Lead Portfolio Manager of Scudder Global Bond Fund, provides a look at the Fund's fiscal year 1997 performance and strategy, as well as management's outlook for the coming year.


Q: What was the global investment environment like for bonds during the past year?

A: In the United States, economic activity was vigorous and widespread. Consumer spending rose, unemployment fell, sales of new homes set records, and manufacturing capacity became increasingly strained. Anticipating a potential spike in inflation, the Federal Reserve Board raised short-term interest rates by a quarter of a percentage point in late March. The adjustment dampened bond market returns momentarily; bonds regained lost ground later in the year as evidence of noninflationary growth bolstered investor confidence.

In Europe, the peripheral markets of Spain, Italy, and Sweden, buoyed by improving fiscal deficits and a benign inflation outlook, continued to outperform the core markets of Germany and France. Prospects for a broader European Monetary Union (EMU) continued to narrow yield spreads among potential participants. Earlier in the decade, when EMU was more theory than reality, less fiscally virtuous countries such as Italy and Spain paid a stiff yield premium to borrow in the markets. After the exchange rate mechanism crumbled in late 1992, Italian 10-year bonds traded as high as seven percentage points above German bonds. Today, that spread has narrowed to 60 basis points (less than two-thirds of one percentage point). In part, this reflects Italy's success at curbing inflation and the growth of government borrowing. But it also reflects the market's perception that Italy and Germany will one day share the same currency. Strong performance also came from the U.K. market this year, as talk of eventual British participation in EMU led to a dramatic rally in long-term bonds.

Japan's economy seemed to be improving until a tax increase in April hurt that country's already beleaguered consumers. Part of the Japanese government's plan to reduce the bulging budget deficit by cutting spending and raising taxes, the higher consumption tax coincides with the announcement of major deregulation measures related to land reform and Japan's troubled banking sector. The economy contracted at more than an 11% annual rate in the second quarter and bonds rallied. As Japan's economic situation worsened over the summer, we increased our investment stake. Although the extremely low yields on these securities effectively capped their return potential, our Japanese position helped soften the impact of declines in emerging markets.

Q: What about the emerging markets?

A: This year, investors witnessed how many of the emerging markets can respond to negative economic events in any one emerging market. In the roughly two years leading up to this summer, Japan and China enjoyed the benefits of declining currencies relative to the U.S. dollar -- the chief benefit being cheaper exports relative to other Southeast Asian countries, many of whom had historically "pegged" their currencies to the U.S. dollar. The pressure for countries such as Thailand, Indonesia, and Malaysia to become more competitive through cheaper exports culminated this year in a series of currency devaluations. Several monetary policy missteps in the aftermath of the

                          6 - Scudder Global Bond Fund
devaluations left investors wary of emerging markets in general.

Q: How did Scudder Global Bond Fund perform relative to its benchmark, the Salomon World Government Bond Index, in fiscal 1997?

A: The Fund's 0.66% return compares with a 2.62% total return for the unmanaged index. The Fund's underperformance can be attributed largely to our relatively conservative duration stance in the United States, and the fact that we were underweight U.S. bonds in general. The Federal Reserve has demonstrated a willingness to raise interest rates should persistent economic growth put pressure on prices. They have also stated that noninflationary growth is something on the order of 2.5% per annum, yet the economy has grown at better than 3% all year. As a result, we were cautious with our U.S. holdings at a time when that market was rallying.

Q: How did the Fund perform relative to its peers?

A: The average return of the 137 global bond funds tracked by Lipper Analytical Services was 4.69% for the 12-month period. Many competing funds held substantial stakes in the higher-yielding emerging markets during the year, which exposed them to significantly greater volatility in October, when the emerging markets gave back much of their earlier gains. During that month, the Fund's return was 0.65%, versus -0.34% on average for the 149 global bond funds tracked by Lipper.

Q: What were some of the positive factors contributing to fund performance this year?

A: The chief contributor to positive performance was the Fund's stake in the United States. With the yield advantage in "peripheral" European markets such as Spain and Italy disappearing and with heightened volatility in the emerging markets, investors increasingly have turned to the United States and Japan. Of the developed countries, the United States now has one of the highest-yielding bond markets -- along with a shrinking budget deficit, a strong currency, and negligible inflation. The Fund's U.S. holdings (20% of net assets as of October 31, 1997) aided overall performance during the year, despite the market's pullback in March related to the Fed rate increase.

Q: What factors detracted from Fund performance?

A: The strength of the U.S. dollar in the first half of the year hurt overall Fund performance, because at that time the Fund had insufficient dollar exposure. Changes in currency exchange rates can have a significant impact on returns to U.S. holders of foreign bonds. When the value of the dollar rises versus the currency in which your investment is held, the gain you may have received "on paper" from that investment is reduced and can be turned into a loss. Since the spring, we have employed a quantitative approach to currency exposure, designed to keep the short-term impact on the Fund of a fluctuating dollar within a relatively narrow range, while also seeking to minimize the expense of managing currency risk.

                          7 - Scudder Global Bond Fund

An additional negative came from our emerging-market holdings, which, although relatively small (less than 10% of net assets at mid-year) and outside of Southeast Asia, were nevertheless affected by events in that corner of the world.

Q: How would you summarize Fund strategy going forward?

A: In the coming months, we expect to continue to hold emerging market bonds as our primary investment in improving country fundamentals. In our view, bonds from markets such as Argentina, Poland, and Mexico -- where ongoing reforms are creating more favorable terms for investors -- are the most likely to receive credit rating upgrades. We also expect to take advantage of opportunities in select emerging markets that we believe are now oversold as a result of the trouble in Southeast Asia.

In Europe, we expect to focus more on the peripheral markets, such as Italy, Spain, and Sweden, than on the larger, principal markets. Although the secondary markets have been the undisputed leaders in performance for the bulk of this decade, we believe there is still opportunity for rates to fall and bond prices to rise, especially in the short-end of the yield curve, as markets position for European Monetary Union.

In the United States, we expect to maintain a somewhat cautious stance with respect to interest rate exposure. Unless growth slows from the roughly 3% that we've seen in the previous four calendar quarters, we believe the Federal Reserve may see fit to raise rates in the new year. We intend to overweight the


                          8 - Scudder Global Bond Fund
dollar, however, given the relative strength of the U.S. economy.

After this summer's rally, the Japanese market is now considered a relatively safe haven, given that leading economic indicators have sunk to levels not seen since before the recession of the early 1990s. At the same time, the more burdensome tax structure in Japan is likely to quell domestic consumption. Nevertheless, yields of less than 2% on 10-year bonds provide little room for further gain. In the coming months, we intend to reduce our Japanese position.

With a stake in the world's developed and developing markets and a cautious eye toward the future direction of interest rates, we believe Scudder Global Bond Fund is well positioned to make the most of the fixed-income opportunities that lie ahead.


                                 Scudder Global
                                   Bond Fund:
                          A Team Approach to Investing


  Scudder Global Bond Fund is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders, and other investment specialists who work in Scudder's offices across the United States and abroad. We believe our team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.


  Lead Portfolio Manager Gary P. Johnson assumed responsibility for the Fund's day-to-day management and investment strategies in 1997. Gary, who has 16 years of investment industry experience, joined Scudder in 1987. Adam M. Greshin, Portfolio Manager, joined Scudder in 1986 as an international bond analyst and is Product Leader for Scudder's global and international fixed-income investing.


                          9 - Scudder Global Bond Fund

                          Glossary of Investment Terms


 BOND An interest-bearing or discounted government or corporate security that typically requires the issuer to pay a fixed amount of interest for a specified time, usually a number of years, then repay the bondholder the face amount (principal) of the bond. Bondholders have an IOU from an issuer but no ownership privileges, as with stockholders.

 CURRENCY RISK               The risk of loss to a portfolio because of changes
                             in the value of different currencies. For a U.S.
                             investor in overseas markets, the risk that a rising dollar relative to foreign currencies will reduce returns.

 DURATION A measure of a portfolio's sensitivity to changes in interest rates. Generally, the longer the duration (expressed in years), the greater the sensitivity to a change in rates.

 EMERGING MARKETS            The rapidly growing stock and bond markets of
                             newly industrialized countries, such as Brazil or Indonesia.

 EXCHANGE RATE               The price at which the currency of one country can
                             be converted to the currency of another.

 GROSS DOMESTIC PRODUCT      The value of a country's annual goods and services
 (GDP)                       produced by the people, businesses, governments,
                             and property located in that country.

 VOLATILITY                  The tendency of a security, commodity, or market
                             to rise and fall in price over time. Volatility is inherent in almost all investments but differs in degree from investment to investment and from market to market. For example, in the United
                             States, money-market mutual funds strive to maintain a fixed price and thus experience very little volatility, if any. By comparison, bonds from the emerging markets can be extremely volatile.

 YIELD The dividends or interest paid on a security, expressed as a percentage of the security's current price.

(Sources: Scudder; Barron's Dictionary of Finance and Investment Terms)

                          10 - Scudder Global Bond Fund

                   Investment Portfolio as of October 31, 1997

                                                                                            Principal               Market
                                                                                             Amount                Value ($)
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements 2.8%
------------------------------------------------------------------------------------------------------------------------------
U.S. Dollars

Repurchase Agreement with Donaldson, Lufkin & Jenrette dated 10/31/97 at 5.7%, to be
 repurchased at $3,698,756 on 11/3/97, collateralized by a $3,615,000 U.S. Treasury                             --------------
 Bond, 6.375%, 1/15/00 (Cost $3,697,000) ................................................      3,697,000             3,697,000
                                                                                                                --------------

Foreign Denominated Debt Obligations 76.0%
------------------------------------------------------------------------------------------------------------------------------
Australian Dollars 4.2%
Commonwealth of Australia, 10%, 2/15/06 .................................................      6,320,000             5,600,814
British Pounds 5.4%                                                                                             --------------
United Kingdom Treasury Bond, 8%, 12/7/15 ...............................................      3,700,000             7,181,033
Canadian Dollars 1.6%                                                                                           --------------
Rogers Cantel Mobile Communications Inc., 10.5%, 6/1/06 .................................      2,600,000             2,196,842
Danish Kroner 1.8%                                                                                              --------------
Kingdom of Denmark, 7%, 11/15/07 ........................................................     15,200,000             2,457,790
Deutsche Marks 6.9%                                                                                             --------------
Federal Republic of Germany, 8.875%, 12/20/00 ...........................................      5,600,000             3,633,328
Federal Republic of Germany, 6%, 2/16/06 ................................................      9,270,000             5,553,293
                                                                                                                --------------
                                                                                                                     9,186,621
                                                                                                                --------------

Egyptian Pounds 1.6%
Citibank Time Deposit linked to Egyptian Pound, 8.4%, 11/3/97 ...........................      2,307,294               677,916
Citibank Time Deposit linked to Egyptian Pound, 8.4%, 11/6/97 ...........................      1,741,587               511,682
Citibank Time Deposit linked to Egyptian Pound, 8.35%, 11/12/97 .........................      3,017,056               886,460
                                                                                                                --------------
                                                                                                                     2,076,058
                                                                                                                --------------

French Francs 5.4%
Government of France, 8.5%, 10/25/08 ....................................................     34,100,000             7,246,795
Hungarian Forints 1.1%                                                                                          --------------
Government of Hungary, 23.5%, 11/6/97 ...................................................    291,000,000             1,496,756
Indonesian Rupiahs 1.0%                                                                                         --------------
J.P. Morgan & Co. Time Deposit linked to Indonesian Rupiah, 14.16%, 11/12/97 ............  4,997,621,679             1,360,750
Irish Pounds 5.8%                                                                                               --------------
Republic of Ireland, DIBOR less .04% (6.2%), 4/19/00 ....................................      2,334,000             3,503,794
Republic of Ireland, 6.5%, 10/18/01 .....................................................      2,750,000             4,276,232
                                                                                                                --------------
                                                                                                                     7,780,026
                                                                                                                --------------

    The accompanying notes are an integral part of the financial statements.


                          11 - Scudder Global Bond Fund

                                                                                            Principal               Market
                                                                                             Amount                Value ($)
------------------------------------------------------------------------------------------------------------------------------
Italian Lire 11.5%
Republic of Italy, 8.5%, 8/1/99 .......................................................   15,835,000,000             9,736,855
Republic of Italy, 8.5%, 1/1/04 .......................................................    8,240,000,000             5,476,969
                                                                                                                --------------
                                                                                                                    15,213,824
                                                                                                                --------------

Japanese Yen 8.4%
European Investment Bank, 3%, 9/20/06 .................................................      400,000,000             3,639,385
Japan Development Bank, 2.875%, 12/20/06 ..............................................      530,000,000             4,778,147
Kingdom of Spain, 3.1%, 9/20/06 .......................................................      307,000,000             2,798,330
                                                                                                                --------------
                                                                                                                    11,215,862
                                                                                                                --------------

Mexican Pesos 0.4%
Certificados de la Tesoreria, Zero Coupon, 12/4/97 ....................................        5,064,870               589,012
Moroccan Dirham 1.2%                                                                                            --------------
Citibank Time Deposit linked to Moroccan Dirham, 8%, 12/1/97 ..........................       15,068,800             1,591,840
New Zealand Dollars 7.0%                                                                                        --------------
Federal National Mortgage Association Global Note, 7.25%, 6/20/02 .....................        6,610,000             4,124,750
Government of Canada, 6.625%, 10/3/07 .................................................        3,439,000             2,097,853
Government of New Zealand, 8%, 7/15/98 ................................................        2,570,000             1,603,142
International Bank for Reconstruction & Development, 9%, 7/8/99 .......................        2,400,000             1,522,277
                                                                                                                --------------
                                                                                                                     9,348,022
                                                                                                                --------------

Norwegian Kroner 4.1%
Kingdom of Norway, 6.75%, 1/15/07 .....................................................       36,000,000             5,473,294
Polish Zlotys 1.1%                                                                                              --------------
Morgan Guaranty Trust Co. Time Deposit linked to Polish Zloty, 24.68%, 11/21/97 .......        2,571,000               738,409
Morgan Guaranty Trust Co. Time Deposit linked to Polish Zloty, 24%, 11/21/97 ..........        2,550,750               738,068
                                                                                                                --------------
                                                                                                                     1,476,477
                                                                                                                --------------

South African Rands 1.3%
J.P. Morgan Time Deposit linked to South African Rand, 15.25%, 11/10/97 ...............        8,441,541             1,753,722
Spanish Pesetas 4.2%                                                                                            --------------
Kingdom of Spain, 9.4%, 4/30/99 .......................................................      560,000,000             4,076,739
Kingdom of Spain, 10%, 2/28/05 ........................................................      180,000,000             1,535,951
                                                                                                                --------------
                                                                                                                     5,612,690
                                                                                                                --------------

Swedish Kronor 1.7%
Kingdom of Sweden, 6%, 2/9/05 .........................................................       16,900,000             2,225,009
Turkish Lire 0.3%                                                                                               --------------
J.P. Morgan & Co. Time Deposit linked to Turkish Lira, 79.5%, 12/30/97 ................   65,311,200,000               359,958
------------------------------------------------------------------------------------------------------------------------------
Total Foreign Denominated Debt Obligations (Cost $102,243,374)                                                     101,443,195
------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                          12 - Scudder Global Bond Fund

                                                                                            Principal               Market
                                                                                             Amount                Value ($)
------------------------------------------------------------------------------------------------------------------------------

U.S. Dollar Denominated Debt Obligations 21.0%
------------------------------------------------------------------------------------------------------------------------------
Cedulas Hipotecarias, LIBOR plus .29% (8.791%), 9/1/00 .............................           1,300,000             1,279,664
Imperial Credit Industries, Inc., 9.875%, 1/15/07 ..................................             460,000               453,100
Midland Bank PLC, 7.625%, 6/15/06 ..................................................           1,500,000             1,581,585
Republic of Panama, Past Due Interest Bond, LIBOR plus .8125% (6.688%), 7/17/16 ....           1,027,130               754,941
Republic of Panama, 8.875%, 9/30/27 ................................................           1,000,000               850,000
Republic of Venezuela, Debt Conversion Bond, Floating Rate Bond, Series DL,
 LIBOR plus .875% (6.75%), 12/18/07 ................................................           2,750,000             2,385,625
Tenet Healthcare Corp., 8%, 1/15/05 ................................................             550,000               555,500
Time Warner Inc., 9.125%, 1/15/13 ..................................................           4,300,000             5,081,180
U.S. Treasury Note, 6%, 8/15/99 ....................................................          10,500,000            10,560,690
U.S. Treasury Note, 5.875%, 11/15/99 ...............................................           3,850,000             3,866,246
Webster Financial Corp., 9.36%, 1/29/27 ............................................             500,000               553,526
------------------------------------------------------------------------------------------------------------------------------
Total U.S. Dollar Denominated Debt Obligations (Cost $27,721,182)                                                   27,922,057
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost $133,661,556)                                                                              133,062,252
------------------------------------------------------------------------------------------------------------------------------

Purchased Options 0.2%
------------------------------------------------------------------------------------------------------------------------------
Call on Japanese Yen, strike price 118.2, expires 12/2/97 ..........................JPY      827,400,000                56,495
Put on Australian Dollars, strike price .7189, expires 12/10/97 ....................AUD        3,500,000                73,500
Put on Deutsche Marks, strike price 1.8057, expires 1/22/98 ........................DEM       14,000,000                42,000
Put on Italian Lire, strike price 1786, expires 1/7/98 .............................ITL   26,400,000,000                52,008
Put on New Zealand Dollars, strike price .614, expires 12/3/97 .....................NZD        3,277,000                13,436
Put on New Zealand Dollars, strike price .6224, expires 11/7/97 ....................NZD       11,500,000                48,162

                                                                                            Number of
                                                                                            Contracts
                                                                                         ---------------
Put on Eurolira, strike price 92.75, expires 12/16/97 ..............................                 670                 9,880
Tokyo Stock Exchange Put on Japanese Yen, strike price 124, expires 12/9/97 ........                  21                 3,490
Put on Eurodollars, strike price 93.75, expires 12/16/97 ...........................                  80                 1,000
Put on Eurodollars, strike price 94, expires 12/15/97 ..............................                 540                13,500
------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options (Cost $642,505)                                                                                313,471
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $134,304,061) (a)                                                       133,375,723
------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                          13 - Scudder Global Bond Fund

--------------------------------------------------------------------------------

(a) The cost for federal income tax purposes was $134,304,061. At October 31, 1997, net unrealized depreciation for all securities based on tax cost was $928,338. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $2,531,971 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $3,460,309.

At October 31, 1997, outstanding written options were as follows:

                           Principal
                             Amount      Expiration        Strike         Market
Call Options                (000's)         Date           Price          Value
------------             -------------------------------------------------------
AUD ......................    3,500       12/11/97      AUD   .7408        2,100
NZD ......................   11,500       11/10/97      NZD     .64        1,173
NZD ......................    3,277        12/4/97      NZD   .6482        2,130

                             Number of
                             Contracts
                             ---------
MATIF Notionnel Futures ..       84       11/28/97      FRF      99       42,089
                                                                          ------
Total outstanding written options (Premiums received $150,986) .........  47,492
                                                                          ------

Currency Abbreviations
------------------------------------------------------------------
AUD        Australian Dollar         ITL       Italian Lira

CHF        Swiss Franc               JPY       Japanese Yen

DEM        Deutsche Mark             MXP       Mexican Peso

FRF        French Franc              NOK       Norwegian Kroner

GBP        British Pound             NZD       New Zealand Dollar

HUF        Hungarian Forints         SEK       Swedish Krona

IND        Indonesian Rupiah         USD       U.S. Dollar

    The accompanying notes are an integral part of the financial statements.


                          14 - Scudder Global Bond Fund

                              Financial Statements

                       Statement of Assets and Liabilities
                             as of October 31, 1997

Assets
------------------------------------------------------------------------------------------------------------------------------
                 Investments, at market (identified cost $133,661,556) ..................   $ 133,062,252
                 Purchased options, at market (identified cost $642,505) ................         313,471
                 Foreign currency, at market (identified cost $99,631) ..................         100,649
                 Interest receivable ....................................................       3,297,261
                 Receivable on investments sold .........................................      13,890,175
                 Receivable for when-issued and forward delivery securities sold ........       1,072,500
                 Receivable on Fund shares sold .........................................           7,015
                 Unrealized appreciation on forward currency exchange contracts .........         531,344
                 Other assets ...........................................................           9,314
                                                                                            ----------------
                 Total assets                                                                 152,283,981

Liabilities
------------------------------------------------------------------------------------------------------------------------------
                 Payable for investments purchased ......................................      13,925,358
                 Payable for when-issued and forward delivery securities ................       1,072,500
                 Dividends payable ......................................................         205,787
                 Payable for Fund shares redeemed .......................................         742,221
                 Accrued management fee .................................................          22,420
                 Other payables and accrued expenses ....................................         175,508
                 Written options, at market (premiums received $150,986) ................          47,492
                 Unrealized depreciation on forward currency exchange contracts .........         979,230
                                                                                            ----------------
                 Total liabilities ......................................................      17,170,516
              ----------------------------------------------------------------------------------------------
                 Net assets, at market value                                                $ 135,113,465
              ----------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------------------
                 Net assets consist of:
                 Net unrealized appreciation (depreciation) on:
                    Investments .........................................................        (599,304)
                    Options .............................................................        (225,540)
                    Foreign currency related transactions ...............................        (446,598)
                 Accumulated net realized loss ..........................................      (8,283,332)
                 Paid-in capital ........................................................     144,668,239
              ----------------------------------------------------------------------------------------------
                 Net assets, at market value                                                $ 135,113,465
              ----------------------------------------------------------------------------------------------

Net Asset Value
------------------------------------------------------------------------------------------------------------------------------
                 Net Asset Value, offering and redemption price per share ($135,113,465 /
                    13,913,602 shares of capital stock outstanding, $.01 par value,         ----------------
                    300,000,000 shares authorized) ......................................           $9.71
                                                                                            ----------------

    The accompanying notes are an integral part of the financial statements.


                          15 - Scudder Global Bond Fund

                             Statement of Operations
                           year ended October 31, 1997

Investment Income
------------------------------------------------------------------------------------------------------------------------------
                 Interest (net of foreign taxes withheld of $59,791) ....................   $  11,836,620
                                                                                            ----------------

                 Expenses:
                 Management fee .........................................................       1,269,569
                 Services to shareholders ...............................................         544,605
                 Custodian and accounting fees ..........................................         279,487
                 Directors' fees and expenses ...........................................          50,590
                 Reports to shareholders ................................................          54,747
                 Auditing ...............................................................          91,642
                 Legal ..................................................................          14,907
                 Registration fees ......................................................          20,816
                 Other ..................................................................          29,195
                                                                                            ----------------
                 Total expenses before reductions .......................................       2,355,558
                 Expense reductions .....................................................        (664,865)
                                                                                            ----------------
                 Expenses, net ..........................................................       1,690,693
              ----------------------------------------------------------------------------------------------
                 Net investment income                                                         10,145,927
              ----------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investment transactions
------------------------------------------------------------------------------------------------------------------------------
                 Net realized gain (loss) from:
                 Investments ............................................................      (7,830,292)
                 Options ................................................................       1,518,785
                 Futures contracts ......................................................        (951,057)
                 Foreign currency related transactions ..................................         465,160
                                                                                            ----------------
                                                                                               (6,797,404)
                 Net unrealized appreciation (depreciation) during the period on:
                 Investments ............................................................      (2,188,455)
                 Options ................................................................      (1,180,202)
                 Foreign currency related transactions ..................................        (212,546)
                                                                                            ----------------
                                                                                               (3,581,203)
              ----------------------------------------------------------------------------------------------
                 Net loss on investment transactions                                          (10,378,607)
              ----------------------------------------------------------------------------------------------
              ----------------------------------------------------------------------------------------------
                 Net decrease in net assets resulting from operations                       $    (232,680)
              ----------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                          16 - Scudder Global Bond Fund

                       Statements of Changes in Net Assets

                                                                                   Years Ended October 31,
Increase (Decrease) in Net Assets                                                   1997            1996
------------------------------------------------------------------------------------------------------------------------------
                 Operations:
                 Net investment income .....................................   $ 10,145,927    $ 18,417,604
                 Net realized loss from investment transactions ............     (6,797,404)     (9,160,980)
                 Net unrealized depreciation on investment transactions
                    during the period ......................................     (3,581,203)     (1,385,338)
                                                                               --------------  --------------
                 Net increase (decrease) in net assets resulting from
                 operations ................................................       (232,680)      7,871,286
                                                                               --------------  --------------
                 Distributions to shareholders from:
                 Net investment income .....................................     (2,459,944)    (11,459,193)
                                                                               --------------  --------------
                 Tax return of capital .....................................     (7,685,983)     (6,958,411)
                                                                               --------------  --------------
                 Fund share transactions:
                 Proceeds from shares sold .................................     26,565,023      18,750,629
                 Net asset value of shares issued to shareholders in
                 reinvestment of distributions .............................      7,206,681      14,288,523
                 Cost of shares redeemed ...................................   (105,683,539)   (162,428,423)
                                                                               --------------  --------------
                 Net decrease in net assets from Fund share transactions ...    (71,911,835)   (129,389,271)
                                                                               --------------  --------------
                 Decrease in net assets ....................................    (82,290,442)   (139,935,589)
                 Net assets at beginning of period .........................    217,403,907     357,339,496
                                                                               --------------  --------------
                 Net assets at end of period ...............................   $135,113,465    $217,403,907
                                                                               --------------  --------------

Other Information
------------------------------------------------------------------------------------------------------------------------------
                 Increase (decrease) in Fund shares
                 Shares outstanding at beginning of period .................     21,216,085      33,924,422
                                                                               --------------  --------------
                 Shares sold ...............................................      2,733,367       1,831,418
                 Shares issued to shareholders in reinvestment of
                 distributions .............................................        736,022       1,396,784
                 Shares redeemed ...........................................    (10,771,872)    (15,936,539)
                                                                               --------------  --------------
                 Net decrease in Fund shares ...............................     (7,302,483)    (12,708,337)
                                                                               --------------  --------------
                 Shares outstanding at end of period .......................     13,913,602      21,216,085
                                                                               --------------  --------------

    The accompanying notes are an integral part of the financial statements.


                          17 - Scudder Global Bond Fund

                              Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                                                   For the Period
                                                                                                                    March 1, 1991
                                                                                                                  (commencement of
                                                                                                                   operations) to
                                                                     Years Ended October 31,                         October 31,
                                                 1997       1996        1995        1994         1993       1992        1991
------------------------------------------------------------------------------------------------------------------------------------
                                               -------------------------------------------------------------------------------------
Net asset value, beginning of period ........   $10.25      $10.53      $10.78      $11.68      $11.84      $12.01      $12.00
   Income from investment operations:          -------------------------------------------------------------------------------------
Net investment income .......................      .59         .67         .80         .87         .95        1.08         .76
Net realized and unrealized gain
   (loss) on investment transactions ........     (.54)       (.28)       (.25)       (.90)       (.14)       (.17)        .01
                                               -------------------------------------------------------------------------------------
Total from investment operations ............      .05         .39         .55        (.03)        .81         .91         .77
Less distributions from:                       -------------------------------------------------------------------------------------
Net investment income .......................     (.14)       (.42)       (.36)       (.02)       (.95)      (1.08)       (.76)
Net realized gains on investments ...........       --          --          --          --        (.02)         --          --
Tax return of capital .......................     (.45)       (.25)       (.44)       (.85)         --          --          --
                                               -------------------------------------------------------------------------------------
Total distributions .........................     (.59)       (.67)       (.80)       (.87)       (.97)      (1.08)       (.76)
                                               -------------------------------------------------------------------------------------

                                               -------------------------------------------------------------------------------------
Net asset value, end of period ..............    $9.71      $10.25      $10.53      $10.78      $11.68      $11.84      $12.01
                                               -------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) ........................     0.66        3.97        5.43        (.25)       7.14        7.83        6.65**
Ratios and Supplemental Data
Net assets, end of period ($millions) .......      135         217         357         560       1,041       1,369         205
Ratio of operating expenses, net to
   average daily net  assets (%) ............     1.00        1.00        1.00        1.00        1.00        1.00        1.00*
Ratio of operating expenses before
   expense reductions, to average
   daily net assets (%) .....................     1.39        1.28        1.20        1.15        1.11        1.23        1.89*
Ratio of net investment income to
   average daily net assets (%) .............     6.00        6.67        7.73        7.76        8.10        8.94        9.97*
Portfolio turnover rate (%) .................    256.5       335.7       182.8       272.4       259.8       274.2        26.1*

*     Annualized
**    Not annualized
(a)   Total returns would have been lower had certain expenses not been reduced.

      On December 27, 1995, the Fund adopted its current name and objectives. Prior to that date, the Fund was known as the Scudder Short Term Global Income Fund and its investment objective was to provide high current income through short-term instruments. Financial information prior to December 27, 1995 should not be considered representative of the present Fund.


                          18 - Scudder Global Bond Fund

                          Notes to Financial Statements

                       A. Significant Accounting Policies

Scudder Global Bond Fund (the "Fund") is a non-diversified series of Scudder Global Fund, Inc., a Maryland corporation registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The objective of the Fund is to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S.
dollar.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio debt securities other than money market securities are valued by pricing agents approved by the Officers of the Fund, which quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. All other debt securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Directors. Money market instruments purchased with an original maturity of sixty days or less are valued at amortized cost.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value, depending on the maturity of the repurchase agreement, is equal to at least 100.5% of the repurchase price.

When-issued and Forward Delivery Securities. The Fund may purchase securities on a when-issued or forward delivery basis, for payment and delivery at a later date. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later time. At the time the Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price.

Options. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if the option is exercised. During the period, the Fund purchased put options and wrote call options on currencies as a hedge against potential adverse price movements in the value of portfolio assets. In addition, during the period, the Fund purchased call options and wrote put options on currencies to lock in the purchase price of a security or currency which it expects to purchase in the near future and to enhance potential gain. If the Fund writes an option and the option expires unexercised, the Fund will realize income, in the form of a capital gain, to the extent of the amount received for the option (the "premium"). If the Fund elects to close out the option it would recognize a gain or loss based on the difference between the cost of closing the option and the initial premium received. If the Fund purchased an option and allows the option to expire it would realize a loss to the extent of the premium


                          19 - Scudder Global Bond Fund
paid. If the Fund elects to close out the option it would recognize a gain or loss equal to the difference between the cost of acquiring the option and the amount realized upon the sale of the option.

The gain or loss recognized by the Fund upon the exercise of a written call or purchased put option is adjusted for the amount of option premium. If a written put or purchased call option is exercised, the Fund's cost basis of the acquired security or currency would be the exercise price adjusted for the amount of the option premium.

The liability representing the Fund's obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked price or at the most recent asked price (bid for purchased options) if no bid and asked prices are available. Over-the-counter written or purchased options are valued using dealer supplied quotations.

When the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security or currency above the exercise price. When the Fund writes a put option it accepts the risk of a decline in the market value of the underlying security or currency below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and, that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of an item at a specified price on a specific date (settlement date). During the period, the Fund purchased interest rate futures to manage the duration of the portfolio, and as a temporary substitute for purchasing selected investments. Also, during the period, the Fund sold interest rate futures to hedge against declines in the value of portfolio securities.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

      (i) market value of investment securities, other assets and liabilities at the daily rates of exchange, and


                          20 - Scudder Global Bond Fund

      (ii) purchases and sales of investment securities, interest income and certain expenses at the daily rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency, and gains and losses between the accrual and payment dates on interest and foreign withholding taxes.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. During the period, the Fund utilized forward contracts as a hedge in connection with portfolio purchases and sales of securities denominated in foreign currencies and as a hedge against changes in exchange rates relating to foreign currency denominated assets.

Forward contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. Forward contracts having the same settlement date and broker are offset and any gain
(loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of the forward contract to buy and the forward contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes, and no federal income tax provision was required. At October 31, 1997, the Fund had a net tax basis capital loss carryforward of approximately $8,121,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2002 ($2,376,000), October 31, 2003 ($5,009,000) and October 31, 2004 ($736,000), the respective expiration dates, whichever occurs first.

Distribution of Income and Gains. Distribution of net investment income is declared as a dividend to shareholders of record as of the close of business each day and is distributed to shareholders monthly. During any particular year net realized gains and certain unrealized gains (which for federal income tax reporting purposes may be considered realized) from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences relate primarily to investments in options, futures, forward currency contracts and foreign currency denominated investments. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly


                          21 - Scudder Global Bond Fund
from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other. Investment security transactions are accounted for on a trade date basis. Distributions of net realized gains to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. All discounts are accreted for both tax and financial reporting purposes.

                      B. Purchases and Sales of Securities

For the year ended October 31, 1997, purchases and sales of investment securities (excluding short-term investments and U.S. Government obligations) aggregated $336,296,349 and $403,958,774, respectively. Purchases and sales of U.S. Government obligations aggregated $54,486,111 and $66,907,919, respectively.

The aggregate face value of futures contracts opened and closed during the year ended October 31, 1997 was $680,689,677.

Transactions in written options for the year ended October 31, 1997 are summarized as follows:

               -----------------------------------------------------------------------------------------

                  Exchange Traded Options     Over-the-Counter Options on Currencies (000 omitted)
               ----------------------------  ------------------------------------------  ---------------

                  Number of
                  Contracts     Premiums          AUD          DEM           FRF            Premiums
               ----------------------------  ------------------------------------------  ---------------

Beginning                --   $        --             --         6,611           --      $    69,390
  of Period ..
Written ......          591       730,361         62,096        52,231       28,027        1,058,251
Closed .......         (423)     (542,670)       (46,700)      (39,335)          --         (615,748)
Exercised ....          (84)     (149,231)        (4,696)       (6,615)     (28,027)        (408,997)
Expired ......           --            --         (7,200)      (12,892)          --          (76,471)
                -----------   -----------    -----------   -----------  -----------       ----------
End of
  Period .....           84   $    38,460          3,500            --           --      $    26,425
                -----------   -----------    -----------   -----------  -----------       ----------

               -----------------------------------------------------------------------------------------


                          22 - Scudder Global Bond Fund

Transactions in written options for the year ended October 31, 1997 are summarized as follows (continued):


               -----------------------------------------------------------------------------------------------------------

                                  Over-the-Counter Options on Currencies (000 omitted)
               --------------------------------------------------------------------------------------------

                    GBP         ITL            JPY            NZD          SEK         GBP/DEM     NOK/DEM      Premiums
               --------------------------------------------------------------------------------------------   ------------

Beginning                --           --     3,084,706        5,660            --           --           --   $   455,387
  of Period ..
Written ......        3,568   54,400,000     4,696,145      118,080       104,500       47,194       37,000     2,775,080
Closed .......      (3,568)  (54,400,000)   (3,522,345)     (38,894)      (77,000)     (17,572)     (37,000)   (1,843,404)
Exercised ....           --           --    (1,173,800)     (35,558)           --      (17,014)          --      (578,874)
Expired ......           --           --    (3,084,706)     (34,511)      (27,500)     (12,608)          --      (722,088)
                -----------  -----------   -----------  -----------   -----------  -----------  -----------   -----------
End of
  Period .....           --           --            --       14,777            --           --           --   $    86,101
                -----------  -----------   -----------  -----------   -----------  -----------  -----------   -----------

               -----------------------------------------------------------------------------------------------------------

                               C. Related Parties

Under the Investment Management Agreement (the "Agreement") with Scudder, Stevens & Clark, Inc. (the "Adviser"), the Fund has agreed to pay to the Adviser a fee equal to an annual rate of 0.75% of the first $1,000,000,000 of average daily net assets and 0.70% of such assets in excess of $1,000,000,000, computed and accrued daily and payable monthly. As manager of the assets of the Fund, the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and restrictions. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Agreement. The Adviser has agreed not to impose all or a portion of its management fee until February 28, 1998, and during such period to maintain the annualized expenses of the Fund at not more than 1.00% of average daily net assets. For the year ended October 31, 1997, the Adviser did not impose a portion of its management fee aggregating $664,865 and the amount imposed aggregated $604,704 which was equivalent to an annual effective rate of 0.36% of the Fund's average daily net assets.

On June 26, 1997, the Adviser entered into an agreement with The Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, pursuant to which Zurich will acquire a majority interest in the Adviser, and the Adviser will form a new global investment organization by combining with Zurich's subsidiary, Zurich Kemper Investments, Inc. and change its name to Scudder Kemper Investments, Inc. Subject to the receipt of the required regulatory and shareholder approvals, the transaction is expected to close by the end of the fourth quarter of 1997.


                          23 - Scudder Global Bond Fund

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend paying and shareholder service agent for the Fund. For the year ended October 31, 1997, the amount charged to the Fund by SSC aggregated $375,659, of which $25,549 is unpaid at October 31, 1997.

Scudder Trust Company ("STC"), a subsidiary of the Adviser, provides recordkeeping and other services in connection with certain retirement and employee benefit plans invested in the Fund. For the year ended October 31, 1997, the amount charged to the Fund by STC aggregated $16,092, of which $1,295 is unpaid at October 31, 1997.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. For the year ended October 31, 1997, the amount charged to the Fund by SFAC aggregated $156,250, of which $21,641 is unpaid at October 31, 1997.

The Fund pays each Director not affiliated with the Adviser $4,000 annually, plus specified amounts for attended board and committee meetings. For the year ended October 31, 1997, Directors' fees and expenses aggregated $50,590.

                                 D. Commitments

As of October 31, 1997, the Fund had entered into the following forward foreign currency exchange contracts resulting in net unrealized depreciation of $447,886.

                                                                                       Net Unrealized
                                                                                        Appreciation
                                                                                       (Depreciation)
                 Contracts to Deliver       In Exchange For        Settlement Date         (U.S.$)
               -----------------------  -----------------------  -------------------  -----------------
               IND      2,450,261,679   MXP          5,520,826        11/12/97             (23,449)
               IND      2,547,360,000   USD            928,000        11/12/97             221,958
               AUD          4,387,680   USD          3,232,843        11/13/97             154,326
               DEM          3,089,222   USD          1,684,142        11/13/97            (107,962)
               DEM          2,738,385   USD          1,500,000        11/13/97             (88,578)
               USD          3,250,000   DEM          5,827,608        11/13/97             130,683
               USD            175,000   HUF         34,794,375        11/14/97               3,037
               JPY        184,600,459   USD          1,530,785        11/21/97              (6,817)
               JPY        410,937,800   SEK         26,000,000        1/14/98               21,340
               SEK         26,000,000   JPY        408,540,600        1/14/98              (41,471)
               CHF         25,506,973   USD         17,751,390        3/24/98             (691,300)
               SEK         10,209,208   USD          1,346,429        4/14/98              (19,653)
                                                                                      -------------
                                                                                          (447,886)
                                                                                      -------------

                                E. Line of Credit

The Fund and several affiliated Funds (the "Participants") share in a $500 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. In addition, the Fund also maintains an uncommitted line of credit.


                          24 - Scudder Global Bond Fund

                        Report of Independent Accountants

To the Board of Directors of Scudder Global Fund, Inc. and to the Shareholders of Scudder Global Bond Fund:

We have audited the accompanying statement of assets and liabilities of Scudder Global Bond Fund including the investment portfolio, as of October 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the six years in the period then ended and for the period March 1, 1991 (commencement of operations) to October 31, 1991. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder Global Bond Fund as of October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the six years in the period then ended and for the period March 1, 1991 (commencement of operations) to October 31, 1991 in conformity with generally accepted accounting principles.

Boston, Massachusetts                                   COOPERS & LYBRAND L.L.P.
December 18, 1997


                          25 - Scudder Global Bond Fund

                           Stockholder Meeting Results

A Special Meeting of Stockholders (the "Meeting") of Scudder Global Bond Fund (the "Fund") was held on October 27, 1997, at the offices of Scudder, Stevens & Clark, Inc., 25th Floor, 345 Park Avenue (at 51st Street), New York, New York 10154. At the Meeting, as adjourned and reconvened, the following matters were voted upon by the stockholders (the resulting votes for each matter are presented below.) With regard to certain proposals, it was recommended that the Meeting be reconvened in order to provide stockholders with an additional opportunity to return their proxies. The date of the reconvened meeting at which the matters were decided is noted after the proposed matter.

1.    To elect Directors.

                                                     Number of Votes:
                                                     ----------------

                   Director                   For                      Withheld
                   --------                   ---                      --------

      Paul Bancroft III                    7,945,997                   438,416

      Sheryle J. Bolton                    7,944,548                   439,865

      William T. Burgin                    7,917,691                   466,722

      Thomas J. Devine                     7,939,994                   444,419

      Keith R. Fox                         7,946,227                   438,186

      William H. Gleysteen, Jr.            7,940,389                   444,024

      William H. Luers                     7,943,735                   440,678

      Daniel Pierce                        7,948,124                   436,289

      Kathryn L. Quirk                     7,943,420                   440,993


2. To approve the new Investment Management Agreement between the Fund and Scudder Kemper Investments, Inc.


                                Number of Votes:
                                ----------------

          For                Against           Abstain        Broker Non-Votes*
          ---                -------           -------        -----------------

       7,724,932             331,932           327,549             215,665

3. To approve the Board's discretionary authority to convert the Fund to a master/feeder fund structure through a sale or transfer of assets or otherwise. (Approved on December 2, 1997.)


                                Number of Votes:
                                ----------------

          For                Against           Abstain        Broker Non-Votes*
          ---                -------           -------        -----------------

       7,911,799             655,649           559,020             157,070


                         26 - Scudder Global Bond Fund

4. To approve the revision of certain fundamental investment policies.


                                                                         Number of Votes:
                                                                         ----------------

          Fundamental Policies                   For               Against              Abstain        Broker Non-Votes*
          --------------------                   ---               -------              -------        -----------------

       4.1  Diversification                   7,114,105            532,250              522,393             215,665

       4.2  Borrowing                         7,050,009            589,246              529,493             215,665

       4.3  Senior securities                 7,094,309            551,730              522,709             215,665

       4.4  Purchase of physical              7,091,093            548,686              528,969             215,665
            commodities

       4.5  Concentration                     7,107,488            538,500              522,760             215,665

       4.6  Underwriting of securities        7,101,699            546,573              520,476             215,665

       4.7  Investment in real estate         7,102,995            417,021              648,732             215,665

       4.8  Lending                           7,090,742            426,293              651,713             215,665

5. To ratify the selection of Coopers & Lybrand L.L.P. as the Fund's independent accountants.


                                Number of Votes:
                                ----------------

          For                      Against                    Abstain
          ---                      -------                    -------

       7,905,163                   126,862                    352,388


* Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.


                         27 - Scudder Global Bond Fund

                             Officers and Directors


Daniel Pierce*
Chairman of the Board, Director
and Vice President

Nicholas Bratt*
President and Director

Paul Bancroft III
Director; Venture Capitalist and
Consultant

Sheryle J. Bolton
Director; Consultant

Thomas J. Devine
Director; Consultant

Keith R. Fox
Director; President, Exeter
Capital Management
Corporation

William H. Gleysteen, Jr.
Director; Consultant

William H. Luers
Director; President, The
Metropolitan Museum of Art

Kathryn L. Quirk*
Director, Vice President and
Assistant Secretary

Robert W. Lear
Honorary Director;
Executive-in-Residence,
Columbia University Graduate
School of Business

Robert G. Stone, Jr.
Honorary Director; Chairman
Emeritus and Director, Kirby
Corporation

Susan E. Gray*
Vice President

Jerard K. Hartman*
Vice President

Gary P. Johnson*
Vice President

Thomas W. Joseph*
Vice President

Gerald J. Moran*
Vice President

M. Isabel Saltzman*
Vice President

Thomas F. McDonough*
Vice President and Secretary

Pamela A. McGrath*
Vice President and Treasurer

David S. Lee*
Vice President and Assistant
Treasurer

Edward J. O'Connell*
Vice President and Assistant
Treasurer


                         *Scudder, Stevens & Clark, Inc.

                         28 - Scudder Global Bond Fund

                        Investment Products and Services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series --
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series --
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Growth and Income Fund
    Scudder International Fund
    Scudder Global Discovery Fund
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Retirement Programs
-------------------
  IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan**+++ +++
    (a variable annuity)

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  The Latin America Dollar Income Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.
  Scudder World Income Opportunities
    Fund, Inc.

     For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges.

                          29 - Scudder Global Bond Fund

                                Scudder Solutions


Convenient ways to invest, quickly and reliably:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Investment Plan                                    QuickBuy

          A convenient investment program in which you designate       Lets you purchase Scudder fund shares
          the purchase details and the bank account, and money is      electronically, avoiding potential mailing delays;
          electronically debited from that account monthly to          designate a bank account and the transaction
          regularly purchase fund shares and "dollar cost average"     details, and money for each of your transactions is
          -- buy more shares when the fund's price is lower and        electronically debited from that account.
          fewer when it's higher, which can reduce your average
          purchase price over time.

          Automatic Dividend Transfer                                  Payroll Deduction and Direct Deposit

          The most timely, reliable, and convenient way to             Have all or part of your paycheck -- even government
          purchase shares -- use distributions from one Scudder        checks -- invested in up to four Scudder funds at
          fund to purchase shares in another, automatically            one time.
          (accounts with identical registrations or the same
          social security or tax identification number).

          Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets.
          Investors should consider their ability to continue such a plan through periods of low price levels.

Around-the-clock electronic account service and information, including some transactions:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Automated Information Line: SAIL(TM) --              Scudder's Web Site -- http://funds.scudder.com
          1-800-343-2890
                                                                       Scudder Electronic Account Services: Offering
          Personalized account information, the ability to             account information and transactions, interactive
          exchange or redeem shares, and information on other          worksheets, prospectuses and applications for all
          Scudder funds and services via touchtone telephone.          Scudder funds, plus your current asset allocation,
                                                                       whenever you need them. Scudder's Site also
                                                                       provides news about Scudder funds, retirement
                                                                       planning information, and more.

Retirees and those who depend on investment proceeds for living expenses can enjoy these convenient, timely, and reliable automated withdrawal programs:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Withdrawal Plan                                    QuickSell

          You designate the bank account, determine the schedule       Provides speedy access to your money by
          (as frequently as once a month) and amount of the            electronically crediting your redemption proceeds
          redemptions, and Scudder does the rest.                      to the bank account you designate.

          DistributionsDirect

          Automatically deposits your fund distributions into the bank account you designate within three business days after each distribution is paid.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------

                          30 - Scudder Global Bond Fund


Mutual Funds and More -- Brokerage and Guidance Services:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Brokerage Services                             Scudder Portfolio Builder

          Offers you access to a world of investments,           A free service designed to help suggest ways investors like
          including stocks, corporate bonds, Treasuries, plus    you can diversify your portfolio among domestic and global,
          over 6,000 mutual funds from at least 150 mutual       as well as equity, fixed-income, and money market funds,
          fund companies. And Scudder Fund Folio(SM) provides    using Scudder funds.
          investors with access to a marketplace of more than
          500 no-load funds from well-known companies--with no   Personal Counsel from Scudder(SM)
          transaction fees or commissions. Scudder
          shareholders can take advantage of a Scudder           Developed for investors who prefer the benefits of no-load
          Brokerage account already reserved for them, with      Scudder funds but want ongoing professional assistance in
          no minimum investment. For information about           managing a portfolio. Personal Counsel(SM) is a highly
          Scudder Brokerage Services, call 1-800-700-0820.       customized, fee-based asset management service for
                                                                 individuals investing $100,000 or more.


          Fund Folio funds held less than six months will be charged a fee for redemptions. You can buy shares directly from the fund itself or its principal underwriter or distributor without paying this fee. Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061.
          Member SIPC.

          Personal Counsel From Scudder(SM) and Personal Counsel(SM) are service marks of and represent a program offered by Scudder Investor Services, Inc., Adviser.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------
Additional Information on How to Contact Scudder:
------------------------------------------------------------------------------------------------------------------------------
          For existing account services and transactions         Please address all written correspondence to
          Scudder Investor Relations -- 1-800-225-5163           The Scudder Funds
                                                                 P.O. Box 2291
          For establishing 401(k) and 403(b) plans               Boston, Massachusetts
          Scudder Defined Contribution Services --               02107-2291
          1-800-323-6105
                                                                 Or Stop by a Scudder Investor Center

          For information about The Scudder Funds, including     Many shareholders enjoy the personal, one-on-one service of
          additional applications and prospectuses, or for       the Scudder Investor Centers. Check for an Investor Center near
          answers to investment questions                        you -- they can be found in the following cities:

          Scudder Investor Relations -- 1-800-225-2470           Boca Raton            Chicago           San Francisco
                   Investor.Relations@scudder.com                Boston                New York

------------------------------------------------------------------------------------------------------------------------------
          New From Scudder: Scudder International Growth and Income Fund

          Scudder International Growth and Income Fund takes a yield-oriented approach to investing in international equities. The
          Fund seeks to provide long-term growth of capital plus current income. Investors who desire international exposure but who wish to take a more conservative approach may appreciate the Fund's emphasis on the dividend paying stocks of well-established companies outside the United States.
------------------------------------------------------------------------------------------------------------------------------
          The share price of Scudder International Growth and Income Fund will fluctuate. International investing involves special risks including currency fluctuation and political instability. Contact Scudder Investor Services, Inc., Distributor,
          for a prospectus which contains more complete information, including management fees and other expenses. Please read it carefully before you invest or send money.


                          31 - Scudder Global Bond Fund

Celebrating Over 75 Years of Serving Investors

Established in 1919 by Theodore Scudder, Sidney Stevens, and F. Haven Clark, Scudder, Stevens & Clark was the first independent investment counsel firm in the United States. Since its birth, Scudder's pioneering spirit and commitment to professional long-term investment management have helped shape the investment industry. In 1928, we introduced the nation's first no-load mutual fund. Today we offer over 40 pure no load(TM) funds, including the first international mutual fund offered to U.S. investors.

Over the years, Scudder's global investment perspective and dedication to research and fundamental investment disciplines have helped us become one of the largest and most respected investment managers in the world. Though times have changed since our beginnings, we remain committed to our long-standing principles: managing money with integrity and distinction; keeping the interests of our clients first; providing access to investments and markets that may not be easily available to individuals; and making investing as simple and convenient as possible through friendly, comprehensive service.



This information must be preceded or accompanied by a current prospectus.


Portfolio changes should not be considered recommendations for action by individual investors.

SCUDDER

[LOGO]

                            SCUDDER GLOBAL FUND, INC.

                            PART C. OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

      a.    Financial Statements

            Included in Part A of this Registration Statement:

                  For Scudder Global Fund:
                        Financial Highlights for the ten fiscal years ended June 30, 1997.
                        (Incorporated by reference to Post-Effective
                        Amendment No. 30 to the Registration Statement.)

                  For Scudder International Bond Fund:
                        Financial Highlights for the period July 6, 1988 (commencement of operations) to June 30, 1989 and for the eight fiscal years ended June 30, 1997. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement.)

                  For Scudder Global Discovery Fund:
                        Financial Highlights for the period September 10, 1991 (commencement of operations) to October 31, 1991 and for the six fiscal years ended October 31, 1997 is filed herein.

                  For Scudder Global Bond Fund:
                        Financial Highlights for the period March 1, 1991 (commencement of operations) to October 31, 1991 and for the six fiscal years ended October 31, 1997. (Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement.)

                  For Scudder Emerging Markets Income Fund:
                        Financial Highlights for the period December 31, 1993 (commencement of operations) to October 31, 1994 and for the three fiscal years ended October 31, 1997. (Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement.)

            Included in Part B of this Registration Statement:

                  For Scudder Global Fund:
                        Investment Portfolio as of June 30, 1997
                        Statement of Assets and Liabilities as of June 30, 1997 Statement of Operations for the fiscal year ended
                        June 30, 1997
                        Statements of Changes in Net Assets for the two fiscal years ended June 30, 1997
                        Financial Highlights for the ten fiscal years ended June 30, 1997
                        Notes to Financial Statements
                        Report of Independent Accountants
                        (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement.)


                                Part C - Page 1

                  For Scudder International Bond Fund:
                        Investment Portfolio as of June 30, 1997
                        Statement of Assets and Liabilities as of June 30, 1997 Statement of Operations for the fiscal year ended June 30, 1997
                        Statements of Changes in Net Assets for the two fiscal years ended June 30, 1997
                        Financial Highlights for the period July 6, 1988 (commencement of operations) to June 30, 1989 and for the eight fiscal years ended June 30, 1997
                        Notes to Financial Statements
                        Report of Independent Accountants
                        (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement.)

                  For Scudder Global Discovery Fund:
                        Investment Portfolio as of October 31, 1997
                        Statement of Assets and Liabilities as of October 31,
                        1997
                        Statement of Operations for the fiscal year ended October 31, 1997
                        Statements of Changes in Net Assets for the two fiscal years ended October 31, 1997
                        Financial Highlights for the period September 10, 1991 (commencement of operations) to October 31, 1991 and for the six fiscal years ended October 31, 1997
                        Notes to Financial Statements
                        Report of Independent Accountants

                  For Scudder Global Bond Fund:
                        Investment Portfolio as of October 31, 1997
                        Statement of Assets and Liabilities as of October 31,
                        1997
                        Statement of Operations for the fiscal year ended October 31, 1997
                        Statements of Changes in Net Assets for the two fiscal years ended October 31, 1997
                        Financial Highlights for the period March 1, 1991 (commencement of operations) to October 31, 1991 and for the six fiscal years ended October 31, 1997
                        Notes to Financial Statements
                        Report of Independent Accountants
                        (Incorporated by reference to Post-Effective No. 32 to the Registration Statement.)

                  For Scudder Emerging Markets Income Fund:
                        Investment Portfolio as of October 31, 1997
                        Statement of Assets and Liabilities as of October 31,
                        1997
                        Statement of Operations for the fiscal year ended October 31, 1997
                        Statement of Changes in Net Assets for the period December 31, 1993 (commencement of operations) to October 31, 1994 and for the two fiscal years ended October 31, 1997
                        Financial Highlights for the period December 31, 1993 (commencement of operations) to October 31, 1994 and for the three fiscal years ended October 31, 1997
                        Notes to Financial Statements
                        Report of Independent Accountants
                        (Incorporated by reference to Post-Effective No. 32 to the Registration Statement.)

                  Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required.


                                Part C - Page 2

             b.    Exhibits:

                   1.    (a)   Articles of Amendment and Restatement dated
                               December 13, 1990.
                               (Incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 8 to the
                               Registration Statement.)

                         (b) Articles Supplementary dated February 14, 1991. (Incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 9 to the Registration Statement.)

                         (c) Articles Supplementary dated July 11, 1991. (Incorporated by reference to Exhibit No. 1(c) to Post-Effective Amendment No. 12 to the Registration Statement.)

                         (d) Articles Supplementary dated November 24, 1992. (Incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 18 to the Registration Statement.)

                         (e) Articles Supplementary dated October 20, 1993. (Incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 19 to the Registration Statement.)

                         (f) Articles Supplementary dated December 14, 1995. (Incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 26 to the Registration Statement.)

                         (g) Articles Supplementary dated March 6, 1996. (Incorporated by reference to Exhibit 1(g) to Post-Effective Amendment No. 28 to the Registration Statement.)

                         (h) A form of the Articles Supplementary dated __________ is filed herein.

                   2.    (a)   By-Laws dated May 15, 1986.
                               (Incorporated by reference to Exhibit 2 to original Registration Statement.)

                         (b) Amendment dated May 4, 1987 to the By-Laws. (Incorporated by reference to Exhibit 2(b) to Post-Effective Amendment No. 2 to the Registration Statement.)

                         (c)   Amendment dated September 14, 1987 to the
                               By-Laws.
                               (Incorporated by reference to Exhibit 2(c) to Post-Effective Amendment No. 5 to the Registration Statement.)

                         (d) Amendment dated July 27, 1988 to the By-Laws. (Incorporated by reference to Exhibit 2(d) to Post-Effective Amendment No. 5 to the Registration Statement.)

                         (e)   Amendment dated September 15, 1989 to the
                               By-Laws.
                               (Incorporated by reference to Exhibit 2(e) to Post-Effective Amendment No. 7 to the Registration Statement.)

                         (f)   Amended and Restated By-Laws dated March 4, 1991.


                                Part C - Page 3

                               (Incorporated by reference to Exhibit 2(f) to Post-Effective Amendment No. 12 to the Registration Statement.)

                         (g) Amendment dated September 20, 1991 to the By-Laws. (Incorporated by reference to Exhibit No. 2(g) to Post-Effective Amendment No. 15 to the Registration Statement.)

                         (h) Amendment dated December 12, 1991 to the By-Laws. (Incorporated by reference to Exhibit No. 2(h) to Post-Effective Amendment No. 23 to the Registration Statement.)

                         (i) Amendment dated October 1, 1996 to the By-Laws. (Incorporated by reference to Exhibit No. 2(i) to Post-Effective Amendment No. 27 to the Registration Statement.)

                   3.          Inapplicable.

                   4.    (a)   Specimen Share Certificate representing shares
                               of capital stock of $.01 par value of Scudder
                               Global Fund.
                               (Incorporated by reference to Exhibit 4(a) to Post-Effective Amendment No. 6 to the
                               Registration Statement.)

                         (b) Specimen Share Certificate representing shares of capital stock of $.01 par value of Scudder International Bond Fund.
                               (Incorporated by reference to Exhibit 4(b) to Post-Effective Amendment No. 6 to the Registration Statement.)

                   5.    (a)   Investment Management Agreement between the
                               Registrant (on behalf of Scudder Global Fund) and Scudder, Stevens & Clark, Inc. dated
                               December 14, 1990.
                               (Incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 12 to the
                               Registration Statement.)

                         (b) Investment Management Agreement between the Registrant (on behalf of Scudder International Bond Fund) and Scudder, Stevens & Clark, Inc. dated December 14, 1990.
                               (Incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 12 to the Registration Statement.)

                         (c) Investment Management Agreement between the Registrant (on behalf of Scudder Short Term Global Income Fund) and Scudder, Stevens & Clark, Inc. dated September 7, 1993.
                               (Incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No. 20 to the Registration Statement.)

                         (d) Investment Management Agreement between the Registrant (on behalf of Scudder Global Small Company Fund) and Scudder, Stevens & Clark, Inc. dated September 3, 1991.
                               (Incorporated by reference to Exhibit 5(d) to Post-Effective Amendment No. 15 to the Registration Statement.)

                         (e) Investment Management Agreement between the Registrant (on behalf of Scudder Emerging Markets Income Fund) and Scudder, Stevens & Clark, Inc. dated December 29, 1993. (Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement.)


                                Part C - Page 4

                         (f) Investment Management Agreement between the Registrant (on behalf of Scudder International Bond Fund) and Scudder, Stevens & Clark, Inc. dated September 8, 1994.
                                (Incorporated by reference to Post-Effective
                                Amendment No. 22 to the Registration
                                Statement.)

                         (g) Investment Management Agreement between the Registrant (on behalf of Scudder Global Fund) and Scudder, Stevens & Clark, Inc. dated September 6, 1995.
                                (Incorporated by reference to Post-Effective
                                Amendment No. 24 to the Registration
                                Statement.)

                         (h) Form of an Investment Management Agreement between the Registrant (on behalf of Scudder Global Fund) and Scudder Kemper Investments, Inc. dated December 31, 1997 is filed herein.

                         (h)(1) Form of an Investment Management Agreement
                                between the Registrant (on behalf of Scudder
                                International Bond Fund) and Scudder Kemper
                                Investments, Inc. dated December 31, 1997 is filed herein.

                         (h)(2) Form of an Investment Management Agreement
                                between the Registrant (on behalf of Scudder
                                Global Bond Fund) and Scudder Kemper
                                Investments, Inc. dated December 31, 1997 is filed herein.

                         (h)(3) Form of an Investment Management Agreement
                                between the Registrant (on behalf of Scudder
                                Global Discovery Fund) and Scudder Kemper
                                Investments, Inc. dated December 31, 1997 is filed herein.

                         (h)(4) Form of an Investment Management Agreement
                                between the Registrant (on behalf of Scudder
                                Emerging Markets Income Fund) and Scudder
                                Kemper Investments, Inc. dated December 31,
                                1997 is filed herein.

                   6.    (a)    Underwriting Agreement between the Registrant
                                and Scudder Investor Services, Inc. dated July
                                24, 1986.
                                (Incorporated by reference to Exhibit 6 to Post-Effective Amendment No. 1 to the
                                Registration Statement.)

                         (b) Underwriting and Distribution Services Agreement between the Registrant, on behalf of Global Discovery Fund, dated __________ is filed herein.

                   7.           Inapplicable.

                   8.    (a)    Custodian Agreement between the Registrant and
                                State Street Bank and Trust Company dated
                                July 24, 1986.
                                (Incorporated by reference to Exhibit 8(a) to Post-Effective Amendment No. 1 to the
                                Registration Statement.)


                                 Part C - Page 5

                         (b)    Fee schedule for Exhibit 8(a).
                                (Incorporated by reference to Exhibit 8(b) to Post-Effective Amendment No. 4 to the Registration Statement.)

                         (c) Custodian Agreement between the Registrant (on behalf of Scudder International Bond Fund) and Brown Brothers Harriman & Co. dated July 1, 1988.
                                (Incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 5 to the Registration Statement.)

                         (d)    Fee schedule for Exhibit 8(c).
                                (Incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 5 to the Registration Statement.)

                         (e) Amendment dated September 16, 1988 to the Custodian Contract between the Registrant and State Street Bank and Trust Company dated July 24, 1986.
                                (Incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 6 to the Registration Statement.)

                         (f) Amendment dated December 7, 1988 to the Custodian Contract between the Registrant and State Street Bank and Trust Company dated July 24, 1986.
                                (Incorporated by reference to Exhibit 8(e) to Post-Effective Amendment No. 6 to the Registration Statement.)

                         (g) Amendment dated November 30, 1990 to the Custodian Contract between the Registrant and State Street Bank and Trust Company dated July 24, 1986.
                                (Incorporated by reference to Post-Effective
                                Amendment No. 10 to the Registration
                                Statement.)

                         (h) Custodian Agreement between the Registrant (on behalf of Scudder Short Term Global Income
                                Fund) and Brown Brothers Harriman & Co. dated February 28, 1991.
                                (Incorporated by reference to Post-Effective
                                Amendment No. 15 to the Registration
                                Statement.)

                         (i) Custodian Agreement between the Registrant (on behalf of Scudder Global Small Company Fund) and Brown Brothers Harriman & Co. dated
                                August 30, 1991.
                                (Incorporated by reference to Post-Effective
                                Amendment No. 16 to the Registration
                                Statement.)

                         (j) Custodian Agreement between the Registrant (on behalf of Scudder Emerging Markets Income
                                Fund) and Brown Brothers Harriman & Co. dated December 31, 1993.
                                (Incorporated by reference to Post-Effective
                                Amendment No. 23 to the Registration
                                Statement.)

                         (k) Amendment (on behalf of Scudder Global Fund) dated October 3, 1995 to the Custodian Agreement between the Registrant and Brown Brothers Harriman & Co. dated March 7, 1995. (Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.)

                         (k)(1) Amendment dated September 29, 1997 to the
                                Custodian Contract between the Registrant and Brown Brothers Harriman & Co. dated
                                March 7, 1995.


                                 Part C - Page 6

                   9.    (a)(1) Transfer Agency and Service Agreement
                                between the Registrant and Scudder Service
                                Corporation dated October 2, 1989.
                                (Incorporated by reference to Exhibit 9(a)(1) to Post-Effective Amendment No. 7 to the Registration Statement.)

                         (a)(2) Fee schedule for Exhibit 9(a)(1).
                                (Incorporated by reference to Exhibit 9(a)(2) to Post-Effective Amendment No. 7 to the Registration Statement.)

                         (a)(3) Revised fee schedule dated October 1, 1995 for
                                Exhibit 9(a)(1).
                                (Incorporated by reference to Exhibit 9(a)(3) to Post-Effective Amendment No. 27 to the Registration Statement.)

                         (a)(4) Revised fee schedule dated October 1, 1996 for
                                Exhibit 9(a)(1) is filed herein.
                                (Incorporated by reference to Exhibit 9(a)(4) to Post-Effective Amendment No. 28 to the Registration Statement.)

                         (a)(5) Form of Agency agreement between the Registrant,
                                on behalf of Global Discovery Fund, and Kemper Service Company dated _____________ is filed herein.

                         (b)(1) COMPASS Service Agreement with Scudder Trust
                                Company dated January 1, 1990.
                                (Incorporated by reference to Exhibit 9(b)(1) to Post-Effective Amendment No. 7 to the Registration Statement.)

                         (b)(2) Fee schedule for Exhibit 9(b)(1).
                                (Incorporated by reference to Exhibit 9(b)(2) to Post-Effective Amendment No. 7 to the Registration Statement.)

                         (b)(3) COMPASS Service Agreement between Scudder
                                Trust Company and the Registrant dated
                                October 1, 1995.
                                (Incorporated by reference to Exhibit 9(b)(3) to Post-Effective Amendment No. 26 to the Registration Statement.)

                         (b)(4) Revised fee schedule dated October 1, 1996 for
                                Exhibit 9(b)(3) is filed herein.
                                (Incorporated by reference to Exhibit 9(b)(4) to Post-Effective Amendment No. 28 to the Registration Statement.)

                         (c)(1) Shareholder Services Agreement with Charles
                                Schwab & Co., Inc. dated June 1, 1990.
                                (Incorporated by reference to Exhibit 9(c) to Post-Effective Amendment No. 7 to the Registration Statement.)

                         (c)(2) Service Agreement between Copeland Associates,
                                Inc. and Scudder Service Corporation (on behalf of Scudder Global Fund and Scudder Global Small Company Fund) dated June 8, 1995. (Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.)

                         (c)(3) Administrative Services Agreement between
                                McGladvey & Pullen, Inc. and the Registrant dated September 30, 1995.
                                (Incorporated by reference to Exhibit 9(c)(3) to Post-Effective Amendment No. 26 to the Registration Statement.)


                                 Part C - Page 7

                         (c)(4) Form of Administrative Services Agreement
                                between the Registrant, on behalf of Global
                                Discovery Fund, and Kemper Distributors, Inc. is filed herein.

                         (d)(1) Fund Accounting Services Agreement between the
                                Registrant (on behalf of Scudder Global Fund) and Scudder Fund Accounting Corporation dated March 14, 1995.
                                (Incorporated by reference to Post-Effective
                                Amendment No. 24 to the Registration
                                Statement.)

                         (d)(2) Fund Accounting Services Agreement between the
                                Registrant (on behalf of Scudder International Bond Fund) and Scudder Fund Accounting Corporation dated August 3, 1995.
                                (Incorporated by reference to Post-Effective
                                Amendment No. 25 to the Registration
                                Statement.)

                         (d)(3) Fund Accounting Services Agreement between the
                                Registrant (on behalf of Scudder Global Small Company Fund) and Scudder Fund Accounting Corporation dated June 15, 1995.
                                (Incorporated by reference to Post-Effective
                                Amendment No. 25 to the Registration
                                Statement.)

                         (d)(4) Fund Accounting Services Agreement between the
                                Registrant (on behalf of Scudder Global Bond
                                Fund (formerly Scudder Short Term Global Income
                                Fund)) and Scudder Fund Accounting Corporation dated November 29, 1995.
                                (Incorporated by reference to Exhibit 9(d)(4) to Post-Effective Amendment No. 26 to the Registration Statement.)

                         (d)(5) Fund Accounting Services Agreement between the
                                Registrant (on behalf of Scudder Emerging
                                Markets Income Fund) and Scudder Fund Accounting Corporation dated February 1, 1996. (Incorporated by reference to Exhibit 9(d)(5) to Post-Effective Amendment No. 27 to the Registration Statement.)

                   10.          Inapplicable.

                   11. Consent of Independent Accountants is filed herein.

                   12.          Inapplicable.

                   13.   (a)    Letter of Investment Intent (on behalf of
                                Scudder Global Fund)
                                (Incorporated by reference to Exhibit 13 to Pre-Effective Amendment No. 2 to the
                                Registration Statement.)

                         (b) Letter of Investment Intent (on behalf of Scudder International Bond Fund)
                                (Incorporated by reference to Exhibit 13(b) to Post-Effective Amendment No. 4 to the Registration Statement.)

                         (c) Letter of Investment Intent (on behalf of Scudder Short Term Global Income Fund) (Incorporated by reference to Exhibit 13(c) to Post-Effective Amendment No. 9 to the Registration Statement.)


                                 Part C - Page 8

                   14.   (a)    Scudder Flexi-Plan for Corporations and
                                Self-Employed Individuals.
                                (Incorporated by reference to Exhibit 14(a) to Scudder Income Fund Post-Effective Amendment No.
                                46 to its Registration Statement on Form N-1A
                                [File Nos. 2-13627 and 811-42].)

                         (b)    Scudder Individual Retirement Plan.
                                (Incorporated by reference to Exhibit 14(b) to Scudder Income Fund Post-Effective Amendment No. 46 to its Registration Statement on Form N-1A [File Nos. 2-13627 and 811-42].)

                         (c)    Scudder Funds 403(b) Plan.
                                (Incorporated by reference to Exhibit 14(c) to Scudder Income Fund Post-Effective Amendment No. 46 to its Registration Statement on Form N-1A [File Nos. 2-13627 and 811-42].)

                         (d)    Scudder Employer-Select 403(b) Plan.
                                (Incorporated by reference to Exhibit 14(e)(2) to Scudder Income Fund, Inc. Post-Effective Amendment No. 43 to its Registration Statement on Form N-1A [File Nos. 2-13627 and 811-42].)

                         (e) Scudder Cash or Deferred Profit Sharing Plan under Section 401(k).
                                (Incorporated by reference to Exhibit 14(f) to Scudder Income Fund, Inc. Post-Effective Amendment No. 43 to its Registration Statement on Form N-1A [File Nos. 2-13627 and 811-42].)

                   15.          Inapplicable.

                   16.          Schedule for Computation of Performance
                                Quotation.
                                (Incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 6 to the Registration Statement.)

                   17. Article 6 Financial Data Schedules are filed herein.

                   18. Mutual Funds Multi-Distribution System Plan pursuant to Rule 18f-3 is filed herein.


Item 25.    Persons Controlled by or under Common Control with Registrant

            None

Item 26.    Number of Holders of Securities (as of April 14, 1998).

                           (1)                                     (2)

                      Title of Class                     Number of Shareholders
                      --------------                     ----------------------

             Shares of capital stock
             ($.01 par value)
               Scudder Global Fund                               122,070
               Scudder International Bond Fund                    14,228
               Scudder Global Bond Fund                            8,231
               Scudder Global Discovery Fund                      29,136
               Scudder Emerging Markets Income Fund               18,015


                                Part C - Page 9

Item 27.    Indemnification.

            A policy of insurance covering Scudder, Stevens & Clark, Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder, Stevens & Clark, Inc. insures the Registrant's Directors and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent error or accidental omission in the scope of their duties.

      Article Tenth of Registrant's Articles of Incorporation state as follows:

TENTH:            Liability and Indemnification

      To the fullest extent permitted by the Maryland General Corporation Law and the Investment Company Act of 1940, no director or officer of the Corporation shall be liable to the Corporation or to its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation, whether or not such person is a director or officer at the time of any proceeding in which liability is asserted. No amendment to these Articles of Amendment and Restatement or repeal of any of its provisions shall limit or eliminate the benefits provided to directors and officers under this provision with respect to any act or omission which occurred prior to such amendment or repeal.

      The Corporation, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required by Maryland law, including Section 2-418 of the Maryland General Corporation Law, as may be amended from time to time, and the Investment Company Act of 1940. The By-laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled.

      The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability.

      The rights provided to any person by this Article shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein. No amendment of these Articles of Amendment and Restatement shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

      Nothing in these Articles of Amendment and Restatement shall be deemed to
(i) require a waiver of compliance with any provision of the Securities Act of 1933, as amended, or the Investment Company Act of 1940, as amended, or of any valid rule, regulation or order of the Securities and Exchange Commission under those Acts or (ii) protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of his or her duties or by reason of his or her reckless disregard of his or her obligations and duties hereunder.

Item 28.    Business or Other Connections of Investment Adviser

            Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.


                                Part C - Page 10

                  Business and Other Connections of Board
       Name       of Directors of Registrant's Adviser
       ----       ------------------------------------

Stephen R.        Treasurer and Chief Financial Officer, Scudder Kemper
Beckwith              Investments, Inc.**
                  Vice President and Treasurer, Scudder Fund Accounting
                      Corporation*
                  Director, Scudder Stevens & Clark Corporation**
                  Director and Chairman, Scudder Defined Contribution
                      Services, Inc.**
                  Director and President, Scudder Capital Asset Corporation**
                  Director and President, Scudder Capital Stock Corporation**
                  Director and President, Scudder Capital Planning
                      Corporation**
                  Director and President, SS&C Investment Corporation**
                  Director and President, SIS Investment Corporation**
                  Director and President, SRV Investment Corporation**

Lynn S. Birdsong  Director and Vice President, Scudder Kemper Investments,
                      Inc.**
                  Director, Scudder, Stevens & Clark (Luxembourg) S.A. #

Laurence W.       Director, Scudder Kemper Investments, Inc.**
Cheng             Member, Corporate Executive Board, Zurich Insurance Company
                      of Switzerland ##
                  Director, ZKI Holding Corporation xx

Steven            Director, Scudder Kemper Investments, Inc.**
Gluckstern        Member, Corporate Executive Board, Zurich Insurance Company
                      of Switzerland ##
                  Director, Zurich Holding Company of America o

Rolf Huppi        Director, Chairman of the Board, Scudder Kemper
                      Investments, Inc.**
                  Member, Corporate Executive Board, Zurich Insurance Company
                      of Switzerland ##
                  Director, Chairman of the Board, Zurich Holding Company of
                      America o
                  Director, ZKI Holding Corporation xx

Kathryn L. Quirk  Director, Chief Legal Officer, Chief Compliance Officer and
                      Secretary, Scudder Kemper Investments, Inc.**
                  Director, Senior Vice President & Assistant Clerk, Scudder
                      Investor Services, Inc.*
                  Director, Vice President & Secretary, Scudder Fund
                      Accounting Corporation*
                  Director, Vice President & Secretary, Scudder Realty
                      Holdings Corporation*
                  Director & Assistant Clerk, Scudder Service Corporation* Director, SFA, Inc.*
                  Vice President, Director & Assistant Secretary, Scudder
                      Precious Metals, Inc.***
                  Director, Scudder, Stevens & Clark Japan, Inc.***
                  Director, Vice President and Secretary, Scudder, Stevens &
                      Clark of Canada, Ltd.***
                  Director, Vice President and Secretary, Scudder Canada
                      Investor Services Limited***
                  Director, Vice President and Secretary, Scudder Realty
                      Advisers, Inc. x
                  Director and Secretary, Scudder, Stevens & Clark
                      Corporation**
                  Director and Secretary, Scudder, Stevens & Clark Overseas
                      Corporation oo
                  Director and Secretary, SFA, Inc.*
                  Director, Vice President and Secretary, Scudder Defined
                      Contribution Services, Inc.**
                  Director, Vice President and Secretary, Scudder Capital
                      Asset Corporation**
                  Director, Vice President and Secretary, Scudder Capital
                      Stock Corporation**
                  Director, Vice President and Secretary, Scudder Capital
                      Planning Corporation**
                  Director, Vice President and Secretary, SS&C Investment
                      Corporation**
                  Director, Vice President and Secretary, SIS Investment
                      Corporation**
                  Director, Vice President and Secretary, SRV Investment
                      Corporation**
                  Director, Vice President and Secretary, Scudder Brokerage
                      Services, Inc.*
                  Director, Korea Bond Fund Management Co., Ltd.+


                                Part C - Page 11

Markus            Director, Scudder Kemper Investments, Inc.**
Rohrbasser        Member Corporate Executive Board, Zurich Insurance Company
                      of Switzerland ##
                  President, Director, Chairman of the Board, ZKI Holding
                      Corporation xx

Cornelia M.       Vice President, Scudder Kemper Investments, Inc.**
Small

Edmond D.         Director, President and Chief Executive Officer, Scudder
Villani               Kemper Investments, Inc.**
                  Director, Scudder, Stevens & Clark Japan, Inc. ###
                  President and Director, Scudder, Stevens & Clark Overseas
                      Corporation oo
                  President and Director, Scudder, Stevens & Clark
                      Corporation**
                  Director, Scudder Realty Advisors, Inc. x
                  Director, IBJ Global Investment Management S.A. Luxembourg,
                      Grand-Duchy of Luxembourg

      *     Two International Place, Boston, MA
      x     333 South Hope Street, Los Angeles, CA
      **    345 Park Avenue, New York, NY
      #     Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C.
            Luxembourg B 34.564
      ***   Toronto, Ontario, Canada
      xxx   Grand Cayman, Cayman Islands, British West Indies
      oo    20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
      ###   1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
      xx    222 S. Riverside, Chicago, IL
      o     Zurich Towers, 1400 American Ln., Schaumburg, IL
      +     P.O. Box 309, Upland House, S. Church St., Grand Cayman,
            British West Indies
      ##    Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland

Item 29.          Principal Underwriters.

      (a)

      Scudder Investor Services, Inc. acts as principal underwriter of the Registrant's shares and also acts as principal underwriter for other funds managed by Scudder Kemper Investments, Inc.

      (b)

      The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this
      Item 29.

        (1)                        (2)                              (3)

                                                                    Positions and
        Name and Principal         Position and Offices with        Offices with
        Business Address           Scudder Investor Services, Inc.  Registrant
        ----------------           -------------------------------  ----------
        William S. Baughman        Vice President                   None
        Two International Place
        Boston, MA 02110

        Lynn S. Birdsong           Senior Vice President            None
        345 Park Avenue
        New York, NY 10154


                                Part C - Page 12

                                                                    Positions and
        Name and Principal         Position and Offices with        Offices with
        Business Address           Scudder Investor Services, Inc.  Registrant
        ----------------           -------------------------------  ----------
        Mary Elizabeth Beams       Vice President                   None
        Two International Place
        Boston, MA 02110

        Mark S. Casady             Director, President and          None
        Two International Place    Assistant Treasurer
        Boston, MA  02110

        Linda Coughlin             Director and Senior Vice         None
        Two International Place    President
        Boston, MA  02110

        Richard W. Desmond         Vice President                   None
        345 Park Avenue
        New York, NY  10154

        Paul J. Elmlinger          Senior Vice President and        None
        345 Park Avenue            Assistant Clerk
        New York, NY  10154

        Philip S. Fortuna          Vice President                   None
        101 California Street
        San Francisco, CA 94111

        William F. Glavin          Vice President                   None
        Two International Place
        Boston, MA 02110

        Margaret D. Hadzima        Assistant Treasurer              None
        Two International Place
        Boston, MA  02110

        Thomas W. Joseph           Director, Vice President,        Vice President
        Two International Place    Treasurer and Assistant Clerk
        Boston, MA 02110

        Thomas F. McDonough        Clerk                            Vice President,
        Two International Place                                     Secretary and
        Boston, MA 02110                                            Treasurer

        Daniel Pierce              Director, Vice President         Chairman of the
        Two International Place    and Assistant Treasurer          Board, Director and
        Boston, MA 02110                                            Vice President

        Kathryn L. Quirk           Director, Senior Vice President  Director, Vice
        345 Park Avenue            and Assistant Clerk              President and
        New York, NY  10154                                         Assistant Secretary


                                Part C - Page 13

                                                                    Positions and
        Name and Principal         Position and Offices with        Offices with
        Business Address           Scudder Investor Services, Inc.  Registrant
        ----------------           -------------------------------  ----------
        Robert A. Rudell           Vice President                   None
        Two International Place
        Boston, MA 02110

        William M. Thomas          Vice President                   None
        Two International Place
        Boston, MA 02110

        Benjamin Thorndike         Vice President                   None
        Two International Place
        Boston, MA 02110

        Sydney S. Tucker           Vice President                   None
        Two International Place
        Boston, MA 02110

        Linda J. Wondrack          Vice President                   None
        Two International Place
        Boston, MA  02110

        (c)

               (1)                     (2)                 (3)                 (4)                 (5)
                                 Net Underwriting    Compensation on
        Name of Principal         Discounts and        Redemptions          Brokerage             Other
           Underwriter             Commissions       and Repurchases       Commissions        Compensation
           -----------             -----------       ---------------       -----------        ------------

         Scudder Investor              None                None                None               None
          Services, Inc.

Item 30.    Location of Accounts and Records.

            Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder, Stevens & Clark, Inc., 345 Park Avenue, New York, NY 10154. Records relating to the duties of the Registrant's custodian (on behalf of Scudder Global
            Fund) are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts. Records relating to the duties of the Registrant's custodian (on behalf of Scudder International Bond Fund, Scudder Short Term Global Income Fund, Scudder Global Small Company Fund and Scudder Emerging Markets Income Fund) are maintained by Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts.

Item 31.    Management Services.

            Inapplicable.

Item 32.    Undertakings.

            None.


                                Part C - Page 14

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 15th day of April, 1998.


                                     SCUDDER GLOBAL FUND, INC.

                                     By /s/Thomas F. McDonough
                                        ----------------------------------
                                         Thomas F. McDonough,
                                         Vice President, Secretary and Treasurer
                                         (Principal Financial Officer)


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        -----

/s/Daniel Pierce
--------------------------------------
Daniel Pierce*                              Chairman of the Board, Director and          April 15, 1998
                                            Vice President (Principal Executive
                                            Officer)


/s/Paul Bancroft III
--------------------------------------
Paul Bancroft III*                          Director                                     April 15, 1998


/s/Sheryle J. Bolton
--------------------------------------
Sheryle J. Bolton*                          Director                                     April 15, 1998


/s/William T. Burgin
--------------------------------------
William T. Burgin*                          Director                                     April 15, 1998


/s/Thomas J. Devine
--------------------------------------
Thomas J. Devine*                           Director                                     April 15, 1998

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        -----

/s/Keith R. Fox
--------------------------------
Keith R. Fox*                               Director                                     April 15, 1998


/s/William H. Gleysteen, Jr.
--------------------------------------
William H. Gleysteen, Jr.*                  Director                                     April 15, 1998


/s/William H. Luers
--------------------------------------
William H. Luers*                           Director                                     April 15, 1998


/s/Kathryn L. Quirk
--------------------------------------
Kathryn L. Quirk*                           Director                                     April 15, 1998


/s/Thomas F. McDonough
--------------------------------------
Thomas F. McDonough                         Vice President, Secretary and                April 15, 1998
                                            Treasurer (Principal Financial
                                            Officer)




*By: /s/ Thomas F. McDonough
     -------------------------------
         Thomas F. McDonough,

         Attorney-in-fact pursuant to powers of attorney included with the signature pages of Post-Effective Amendment No. 10 to the Registration Statement filed July 1, 1991, Post-Effective Amendment No. 18 to the Registration Statement filed September 2, 1993, Post-Effective Amendment No. 19 to the Registration Statement filed November 1, 1993, Post-Effective Amendment No. 26 to the Registration Statement filed February 28, 1996, Post-Effective Amendment No. 27 to the Registration Statement filed October 29, 1996 and Post-Effective Amendment No. 29 to the Registration Statement filed August 26, 1997 and Post-Effective Amendment No. 30 to the Registration Statement filed October 28, 1997.

                                                               File No. 33-5724
                                                               File No. 811-4670

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    EXHIBITS

                                       TO

                                    FORM N-1A


                         POST-EFFECTIVE AMENDMENT NO. 33
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 36
                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940


                            SCUDDER GLOBAL FUND, INC.

                            SCUDDER GLOBAL FUND, INC.

                                  Exhibit Index


                                  Exhibit 1(h)

                                  Exhibit 6(b)

                                 Exhibit 9(a)(5)

                                 Exhibit 9(c)(4)

                                   Exhibit 11

                                   Exhibit 17

                                   Exhibit 18